UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (76.5%)
United States Treasury Note/Bond	1.000%	4/30/12	1,140	1,148
United States Treasury Note/Bond	4.500%	4/30/12	692	719
United States Treasury Note/Bond	1.375%	5/15/12	1,540	1,557
United States Treasury Note/Bond	0.750%	5/31/12	805	809
United States Treasury Note/Bond	4.750%	5/31/12	885	925
United States Treasury Note/Bond	1.875%	6/15/12	1,560	1,586
United States Treasury Note/Bond	0.625%	6/30/12	462	464
United States Treasury Note/Bond	4.875%	6/30/12	1,415	1,486
United States Treasury Note/Bond	1.500%	7/15/12	415	421
United States Treasury Note/Bond	0.625%	7/31/12	839	843
United States Treasury Note/Bond	4.625%	7/31/12	3,090	3,247
United States Treasury Note/Bond	1.750%	8/15/12	1,931	1,966
United States Treasury Note/Bond	4.375%	8/15/12	1,305	1,370
United States Treasury Note/Bond	0.375%	8/31/12	771	772
United States Treasury Note/Bond	4.125%	8/31/12	1,144	1,199
United States Treasury Note/Bond	1.375%	9/15/12	2,560	2,596
United States Treasury Note/Bond	0.375%	9/30/12	2,014	2,016
United States Treasury Note/Bond	4.250%	9/30/12	902	950
United States Treasury Note/Bond	1.375%	10/15/12	2,080	2,111
United States Treasury Note/Bond	0.375%	10/31/12	374	374
United States Treasury Note/Bond	3.875%	10/31/12	2,233	2,346
United States Treasury Note/Bond	1.375%	11/15/12	2,381	2,418
United States Treasury Note/Bond	4.000%	11/15/12	767	808
United States Treasury Note/Bond	0.500%	11/30/12	2,066	2,072
United States Treasury Note/Bond	3.375%	11/30/12	75	78
United States Treasury Note/Bond	1.125%	12/15/12	1,366	1,383
United States Treasury Note/Bond	0.625%	12/31/12	1,753	1,761
United States Treasury Note/Bond	3.625%	12/31/12	1,625	1,710
United States Treasury Note/Bond	1.375%	1/15/13	2,275	2,312
United States Treasury Note/Bond	0.625%	1/31/13	1,619	1,626
United States Treasury Note/Bond	2.875%	1/31/13	1,210	1,261
United States Treasury Note/Bond	1.375%	2/15/13	2,584	2,627
United States Treasury Note/Bond	3.875%	2/15/13	854	905
United States Treasury Note/Bond	0.625%	2/28/13	2,475	2,485
United States Treasury Note/Bond	2.750%	2/28/13	1,325	1,380
United States Treasury Note/Bond	1.375%	3/15/13	2,339	2,379
United States Treasury Note/Bond	0.750%	3/31/13	910	915
United States Treasury Note/Bond	2.500%	3/31/13	1,994	2,071
United States Treasury Note/Bond	1.750%	4/15/13	1,241	1,271
United States Treasury Note/Bond	0.625%	4/30/13	2,167	2,174
United States Treasury Note/Bond	3.125%	4/30/13	1,257	1,322
United States Treasury Note/Bond	1.375%	5/15/13	1,935	1,969
United States Treasury Note/Bond	3.625%	5/15/13	1,150	1,222
United States Treasury Note/Bond	0.500%	5/31/13	3,100	3,102
United States Treasury Note/Bond	3.500%	5/31/13	1,155	1,225
United States Treasury Note/Bond	1.125%	6/15/13	2,133	2,161
United States Treasury Note/Bond	3.375%	6/30/13	1,112	1,179
United States Treasury Note/Bond	1.000%	7/15/13	1,539	1,555
United States Treasury Note/Bond	3.375%	7/31/13	3,012	3,199

United States Treasury Note/Bond	0.750%	8/15/13	2,680	2,693
United States Treasury Note/Bond	4.250%	8/15/13	1,688	1,826
United States Treasury Note/Bond	3.125%	8/31/13	1,580	1,671
United States Treasury Note/Bond	0.750%	9/15/13	1,498	1,505
United States Treasury Note/Bond	3.125%	9/30/13	1,376	1,458
United States Treasury Note/Bond	0.500%	10/15/13	981	979
United States Treasury Note/Bond	2.750%	10/31/13	1,092	1,149
United States Treasury Note/Bond	0.500%	11/15/13	2,094	2,088
United States Treasury Note/Bond	4.250%	11/15/13	1,923	2,095
United States Treasury Note/Bond	2.000%	11/30/13	627	648
United States Treasury Note/Bond	0.750%	12/15/13	1,979	1,985
United States Treasury Note/Bond	1.500%	12/31/13	1,506	1,539
United States Treasury Note/Bond	1.000%	1/15/14	1,776	1,792
United States Treasury Note/Bond	1.750%	1/31/14	834	858
United States Treasury Note/Bond	1.250%	2/15/14	2,311	2,346
United States Treasury Note/Bond	4.000%	2/15/14	1,684	1,834
United States Treasury Note/Bond	1.875%	2/28/14	616	636
United States Treasury Note/Bond	1.250%	3/15/14	1,033	1,048
United States Treasury Note/Bond	1.750%	3/31/14	1,479	1,522
United States Treasury Note/Bond	1.250%	4/15/14	2,131	2,162
United States Treasury Note/Bond	1.875%	4/30/14	2,500	2,580
United States Treasury Note/Bond	1.000%	5/15/14	2,000	2,013
				113,902
Agency Bonds and Notes (22.5%)
1 Ally Financial Inc.	1.750%	10/30/12	250	255
1 Bank of America Corp.	3.125%	6/15/12	200	206
1 Citibank NA	1.750%	12/28/12	450	459
1 Citigroup Funding Inc.	1.875%	10/22/12	225	230
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	45
2 Federal Farm Credit Bank	1.750%	2/21/13	200	205
2 Federal Farm Credit Bank	1.375%	6/25/13	60	61
2 Federal Farm Credit Bank	1.125%	2/27/14	100	101
2 Federal Farm Credit Bank	2.625%	4/17/14	550	577
2 Federal Home Loan Banks	1.375%	6/8/12	50	51
2 Federal Home Loan Banks	0.875%	8/22/12	75	76
2 Federal Home Loan Banks	1.750%	8/22/12	1,425	1,451
2 Federal Home Loan Banks	1.625%	9/26/12	690	702
2 Federal Home Loan Banks	4.625%	10/10/12	600	635
2 Federal Home Loan Banks	1.625%	11/21/12	200	204
2 Federal Home Loan Banks	1.750%	12/14/12	50	51
2 Federal Home Loan Banks	1.500%	1/16/13	25	25
2 Federal Home Loan Banks	1.625%	3/20/13	25	26
2 Federal Home Loan Banks	1.000%	3/27/13	200	202
2 Federal Home Loan Banks	3.875%	6/14/13	50	53
2 Federal Home Loan Banks	1.875%	6/21/13	910	934
2 Federal Home Loan Banks	4.000%	9/6/13	250	269
2 Federal Home Loan Banks	0.875%	12/27/13	1,460	1,464
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	950	964
2 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	1,625	1,713
2 Federal Home Loan Mortgage Corp.	1.125%	7/27/12	65	66
2 Federal Home Loan Mortgage Corp.	1.000%	8/28/12	225	227
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	540	553
2 Federal Home Loan Mortgage Corp.	0.375%	11/30/12	250	250
2 Federal Home Loan Mortgage Corp.	0.625%	12/28/12	550	552
2 Federal Home Loan Mortgage Corp.	0.750%	12/28/12	150	151
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	925	929
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	1,740	1,777

2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	375	406
2 Federal Home Loan Mortgage Corp.	0.875%	10/28/13	550	552
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	265	277
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	200	219
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	650	659
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	199
2 Federal National Mortgage Assn.	1.250%	6/22/12	270	273
2 Federal National Mortgage Assn.	1.125%	7/30/12	95	96
2 Federal National Mortgage Assn.	5.250%	8/1/12	125	132
2 Federal National Mortgage Assn.	1.750%	8/10/12	1,050	1,068
2 Federal National Mortgage Assn.	4.375%	9/15/12	635	668
2 Federal National Mortgage Assn.	0.625%	9/24/12	200	201
2 Federal National Mortgage Assn.	0.500%	10/30/12	350	351
2 Federal National Mortgage Assn.	0.375%	12/28/12	770	770
2 Federal National Mortgage Assn.	0.750%	2/26/13	1,200	1,206
2 Federal National Mortgage Assn.	4.375%	3/15/13	895	958
2 Federal National Mortgage Assn.	3.250%	4/9/13	840	883
2 Federal National Mortgage Assn.	1.750%	5/7/13	25	26
2 Federal National Mortgage Assn.	1.500%	6/26/13	475	484
2 Federal National Mortgage Assn.	3.875%	7/12/13	280	299
2 Federal National Mortgage Assn.	1.250%	8/20/13	675	684
2 Federal National Mortgage Assn.	2.875%	12/11/13	80	84
2 Federal National Mortgage Assn.	0.750%	12/18/13	1,825	1,823
2 Federal National Mortgage Assn.	2.750%	2/5/14	100	105
2 Federal National Mortgage Assn.	1.250%	2/27/14	600	607
2 Federal National Mortgage Assn.	2.750%	3/13/14	225	236
2 Federal National Mortgage Assn.	1.125%	6/27/14	325	326
1 General Electric Capital Corp.	2.200%	6/8/12	115	117
1 General Electric Capital Corp.	2.000%	9/28/12	115	118
1 General Electric Capital Corp.	2.125%	12/21/12	255	261
1 Goldman Sachs Group Inc.	3.250%	6/15/12	300	309
1 John Deere Capital Corp.	2.875%	6/19/12	490	503
1 JPMorgan Chase & Co.	2.200%	6/15/12	1,185	1,208
1 JPMorgan Chase & Co.	2.125%	6/22/12	210	214
1 Morgan Stanley	1.950%	6/20/12	1,100	1,120
1 PNC Funding Corp.	2.300%	6/22/12	560	571
				33,477
Total U.S. Government and Agency Obligations (Cost $146,410)				147,379
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund (Cost
$1,195)	0.155%		1,194,897	1,195

Total Investments (99.8%) (Cost $147,605)				148,574
Other Assets and Liabilities-Net (0.2%)				364
Net Assets (100%)				148,938

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	147,379	—
Temporary Cash Investments	1,195	—	—
Total	1,195	147,379	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $147,605,000. Net unrealized appreciation of investment securities for tax purposes was $969,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (89.9%)
United States Treasury Note/Bond	4.750%	5/15/14	674	753
United States Treasury Note/Bond	2.250%	5/31/14	2,008	2,095
United States Treasury Note/Bond	2.625%	6/30/14	16	17
United States Treasury Note/Bond	2.625%	7/31/14	2,656	2,802
United States Treasury Note/Bond	4.250%	8/15/14	274	303
United States Treasury Note/Bond	2.375%	8/31/14	216	226
United States Treasury Note/Bond	2.375%	9/30/14	1,664	1,743
United States Treasury Note/Bond	2.375%	10/31/14	319	334
United States Treasury Note/Bond	4.250%	11/15/14	310	345
United States Treasury Note/Bond	2.125%	11/30/14	2,205	2,290
United States Treasury Note/Bond	2.625%	12/31/14	1,445	1,526
United States Treasury Note/Bond	2.250%	1/31/15	2,254	2,349
United States Treasury Note/Bond	4.000%	2/15/15	1,027	1,136
United States Treasury Note/Bond	11.250%	2/15/15	270	370
United States Treasury Note/Bond	2.375%	2/28/15	3,584	3,750
United States Treasury Note/Bond	2.500%	3/31/15	2,550	2,680
United States Treasury Note/Bond	2.500%	4/30/15	1,877	1,972
United States Treasury Note/Bond	4.125%	5/15/15	1,000	1,113
United States Treasury Note/Bond	2.125%	5/31/15	2,246	2,325
United States Treasury Note/Bond	1.875%	6/30/15	2,010	2,059
United States Treasury Note/Bond	1.750%	7/31/15	2,080	2,118
United States Treasury Note/Bond	4.250%	8/15/15	633	709
United States Treasury Note/Bond	10.625%	8/15/15	413	572
United States Treasury Note/Bond	1.250%	8/31/15	1,405	1,399
United States Treasury Note/Bond	1.250%	9/30/15	1,392	1,384
United States Treasury Note/Bond	1.250%	10/31/15	1,767	1,753
United States Treasury Note/Bond	4.500%	11/15/15	835	946
United States Treasury Note/Bond	9.875%	11/15/15	87	119
United States Treasury Note/Bond	1.375%	11/30/15	2,234	2,226
United States Treasury Note/Bond	2.125%	12/31/15	377	388
United States Treasury Note/Bond	2.000%	1/31/16	759	775
United States Treasury Note/Bond	4.500%	2/15/16	1,085	1,232
United States Treasury Note/Bond	9.250%	2/15/16	266	360
United States Treasury Note/Bond	2.125%	2/29/16	789	809
United States Treasury Note/Bond	2.625%	2/29/16	454	476
United States Treasury Note/Bond	2.250%	3/31/16	279	287
United States Treasury Note/Bond	2.375%	3/31/16	638	661
United States Treasury Note/Bond	2.000%	4/30/16	1,870	1,901
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,445
United States Treasury Note/Bond	5.125%	5/15/16	746	871
United States Treasury Note/Bond	7.250%	5/15/16	123	156
United States Treasury Note/Bond	3.250%	5/31/16	917	987
United States Treasury Note/Bond	3.250%	6/30/16	1,300	1,399
United States Treasury Note/Bond	3.250%	7/31/16	527	567
United States Treasury Note/Bond	4.875%	8/15/16	172	199
United States Treasury Note/Bond	3.000%	8/31/16	772	820
United States Treasury Note/Bond	3.000%	9/30/16	685	727
United States Treasury Note/Bond	3.125%	10/31/16	707	754
United States Treasury Note/Bond	4.625%	11/15/16	555	636

United States Treasury Note/Bond	7.500%	11/15/16	315	408
United States Treasury Note/Bond	2.750%	11/30/16	1,240	1,298
United States Treasury Note/Bond	3.250%	12/31/16	223	239
United States Treasury Note/Bond	3.125%	1/31/17	3,030	3,226
United States Treasury Note/Bond	4.625%	2/15/17	370	424
United States Treasury Note/Bond	3.000%	2/28/17	927	980
United States Treasury Note/Bond	3.250%	3/31/17	1,639	1,753
United States Treasury Note/Bond	3.125%	4/30/17	863	917
United States Treasury Note/Bond	4.500%	5/15/17	669	763
United States Treasury Note/Bond	8.750%	5/15/17	387	535
United States Treasury Note/Bond	2.750%	5/31/17	1,204	1,252
United States Treasury Note/Bond	2.500%	6/30/17	1,271	1,302
United States Treasury Note/Bond	2.375%	7/31/17	1,523	1,547
United States Treasury Note/Bond	4.750%	8/15/17	724	837
United States Treasury Note/Bond	8.875%	8/15/17	420	588
United States Treasury Note/Bond	1.875%	8/31/17	807	794
United States Treasury Note/Bond	1.875%	9/30/17	1,153	1,132
United States Treasury Note/Bond	1.875%	10/31/17	1,338	1,311
United States Treasury Note/Bond	4.250%	11/15/17	1,083	1,220
United States Treasury Note/Bond	2.250%	11/30/17	1,087	1,089
United States Treasury Note/Bond	2.750%	12/31/17	1,111	1,146
United States Treasury Note/Bond	2.625%	1/31/18	355	363
United States Treasury Note/Bond	3.500%	2/15/18	1,680	1,812
United States Treasury Note/Bond	2.750%	2/28/18	388	399
United States Treasury Note/Bond	2.875%	3/31/18	290	300
United States Treasury Note/Bond	2.625%	4/30/18	799	813
United States Treasury Note/Bond	3.875%	5/15/18	1,006	1,108
United States Treasury Note/Bond	9.125%	5/15/18	171	247
United States Treasury Note/Bond	4.000%	8/15/18	1,360	1,506
United States Treasury Note/Bond	3.750%	11/15/18	2,297	2,500
United States Treasury Note/Bond	9.000%	11/15/18	133	193
United States Treasury Note/Bond	2.750%	2/15/19	2,227	2,260
United States Treasury Note/Bond	8.875%	2/15/19	494	718
United States Treasury Note/Bond	3.125%	5/15/19	2,208	2,291
United States Treasury Note/Bond	3.625%	8/15/19	2,223	2,383
United States Treasury Note/Bond	8.125%	8/15/19	659	930
United States Treasury Note/Bond	3.375%	11/15/19	2,885	3,026
United States Treasury Note/Bond	3.625%	2/15/20	2,748	2,926
United States Treasury Note/Bond	8.500%	2/15/20	295	428
United States Treasury Note/Bond	3.500%	5/15/20	3,149	3,310
United States Treasury Note/Bond	8.750%	5/15/20	321	473
United States Treasury Note/Bond	2.625%	8/15/20	2,194	2,138
United States Treasury Note/Bond	8.750%	8/15/20	435	644
United States Treasury Note/Bond	2.625%	11/15/20	3,312	3,211
United States Treasury Note/Bond	3.625%	2/15/21	1,903	2,001
United States Treasury Note/Bond	7.875%	2/15/21	306	434
United States Treasury Note/Bond	3.125%	5/15/21	1,092	1,099
United States Treasury Note/Bond	8.125%	5/15/21	207	299
				118,437
Agency Bonds and Notes (8.7%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	51
1 Federal Farm Credit Bank	1.625%	11/19/14	50	51
1 Federal Farm Credit Bank	1.500%	11/16/15	50	50
1 Federal Home Loan Banks	2.500%	6/13/14	100	104
1 Federal Home Loan Banks	5.500%	8/13/14	590	673
1 Federal Home Loan Banks	4.500%	11/14/14	100	111
1 Federal Home Loan Banks	2.750%	12/12/14	25	26

1 Federal Home Loan Banks	5.375%	5/18/16	885	1,034
1 Federal Home Loan Banks	4.750%	12/16/16	170	194
1 Federal Home Loan Banks	4.125%	3/13/20	600	639
1 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	195	207
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	580	646
1 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	50	57
1 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	450	475
1 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,050	1,057
1 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	350	360
1 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	115
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	230
1 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	261
1 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	325	347
1 Federal National Mortgage Assn.	2.625%	11/20/14	600	629
1 Federal National Mortgage Assn.	5.000%	4/15/15	270	306
1 Federal National Mortgage Assn.	2.375%	7/28/15	935	968
1 Federal National Mortgage Assn.	4.375%	10/15/15	175	195
1 Federal National Mortgage Assn.	1.625%	10/26/15	75	75
1 Federal National Mortgage Assn.	5.000%	3/15/16	25	29
1 Federal National Mortgage Assn.	2.375%	4/11/16	100	102
1 Federal National Mortgage Assn.	4.875%	12/15/16	100	114
1 Federal National Mortgage Assn.	5.000%	2/13/17	380	437
1 Federal National Mortgage Assn.	5.000%	5/11/17	465	535
1 Federal National Mortgage Assn.	5.375%	6/12/17	435	509
1 Federal National Mortgage Assn.	0.000%	10/9/19	450	317
1 Financing Corp. Fico	10.700%	10/6/17	100	148
Private Export Funding Corp.	3.050%	10/15/14	175	185
Private Export Funding Corp.	2.250%	12/15/17	25	25
1 Tennessee Valley Authority	5.500%	7/18/17	125	147
1 Tennessee Valley Authority	3.875%	2/15/21	75	78
				11,487
Total U.S. Government and Agency Obligations (Cost $126,704)				129,924
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
2 Vanguard Market Liquidity Fund (Cost $2,594)	0.155%		2,593,507	2,594

Total Investments (100.6%) (Cost $129,298)				132,518
Other Assets and Liabilities-Net (-0.6%)				(827)
Net Assets (100%)				131,691

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Intermediate-Term Government Bond Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	129,924	—
Temporary Cash Investments	2,594	—	—
Total	2,594	129,924	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $129,298,000. Net unrealized appreciation of investment securities for tax purposes was $3,220,000, consisting of unrealized gains of $3,310,000 on securities that had risen in value since their purchase and $90,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of May 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.1%)
U.S. Government Securities (90.7%)
	United States Treasury Note/Bond	8.125%	8/15/21	573	830
	United States Treasury Note/Bond	8.000%	11/15/21	1,188	1,712
	United States Treasury Note/Bond	7.250%	8/15/22	487	673
	United States Treasury Note/Bond	7.625%	11/15/22	765	1,086
	United States Treasury Note/Bond	7.125%	2/15/23	1,029	1,412
	United States Treasury Note/Bond	6.250%	8/15/23	1,896	2,440
	United States Treasury Note/Bond	7.500%	11/15/24	1,510	2,161
	United States Treasury Note/Bond	7.625%	2/15/25	780	1,129
	United States Treasury Note/Bond	6.875%	8/15/25	958	1,309
	United States Treasury Note/Bond	6.000%	2/15/26	1,161	1,470
	United States Treasury Note/Bond	6.750%	8/15/26	199	270
	United States Treasury Note/Bond	6.500%	11/15/26	1,205	1,603
	United States Treasury Note/Bond	6.625%	2/15/27	293	395
	United States Treasury Note/Bond	6.375%	8/15/27	553	730
	United States Treasury Note/Bond	6.125%	11/15/27	1,401	1,807
	United States Treasury Note/Bond	5.500%	8/15/28	588	713
	United States Treasury Note/Bond	5.250%	11/15/28	1,089	1,284
	United States Treasury Note/Bond	5.250%	2/15/29	1,115	1,314
	United States Treasury Note/Bond	6.125%	8/15/29	849	1,102
	United States Treasury Note/Bond	6.250%	5/15/30	1,367	1,803
	United States Treasury Note/Bond	5.375%	2/15/31	1,187	1,423
	United States Treasury Note/Bond	4.500%	2/15/36	2,527	2,676
	United States Treasury Note/Bond	4.750%	2/15/37	1,750	1,921
	United States Treasury Note/Bond	5.000%	5/15/37	1,775	2,022
	United States Treasury Note/Bond	4.375%	2/15/38	1,059	1,095
	United States Treasury Note/Bond	4.500%	5/15/38	1,911	2,014
	United States Treasury Note/Bond	3.500%	2/15/39	2,395	2,116
	United States Treasury Note/Bond	4.250%	5/15/39	4,047	4,079
	United States Treasury Note/Bond	4.500%	8/15/39	3,260	3,424
	United States Treasury Note/Bond	4.375%	11/15/39	3,992	4,104
	United States Treasury Note/Bond	4.625%	2/15/40	4,072	4,361
	United States Treasury Note/Bond	4.375%	5/15/40	4,338	4,455
	United States Treasury Note/Bond	3.875%	8/15/40	4,473	4,210
	United States Treasury Note/Bond	4.250%	11/15/40	4,712	4,733
	United States Treasury Note/Bond	4.750%	2/15/41	4,128	4,507
	United States Treasury Note/Bond	4.375%	5/15/41	1,709	1,754
					74,137
Agency Bonds and Notes (7.4%)
1	Federal Home Loan Banks	5.625%	6/11/21	150	177
1	Federal Home Loan Banks	5.500%	7/15/36	305	345
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	200	261
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	515	677
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	410	515
1	Federal National Mortgage Assn.	6.250%	5/15/29	100	125
1	Federal National Mortgage Assn.	7.125%	1/15/30	425	578
1	Federal National Mortgage Assn.	7.250%	5/15/30	650	896
1	Federal National Mortgage Assn.	6.625%	11/15/30	405	526
1	Federal National Mortgage Assn.	5.625%	7/15/37	100	116

Israel Government AID Bond	5.500%	9/18/23	350	410
Israel Government AID Bond	5.500%	4/26/24	200	234
Private Export Funding Corp.	4.300%	12/15/21	25	26
1 Tennessee Valley Authority	6.750%	11/1/25	180	232
1 Tennessee Valley Authority	4.650%	6/15/35	125	125
1 Tennessee Valley Authority	5.880%	4/1/36	50	59
1 Tennessee Valley Authority	5.500%	6/15/38	150	170
1 Tennessee Valley Authority	5.250%	9/15/39	207	226
1 Tennessee Valley Authority	4.875%	1/15/48	120	123
1 Tennessee Valley Authority	5.375%	4/1/56	80	90
1 Tennessee Valley Authority	4.625%	9/15/60	150	147
				6,058
Total U.S. Government and Agency Obligations (Cost $80,195)				80,195
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
2 Vanguard Market Liquidity Fund (Cost
$1,627)	0.155%		1,627,000	1,627

Total Investments (100.1%) (Cost $81,822)				81,822
Other Assets and Liabilities-Net (-0.1%)				(60)
Net Assets (100%)				81,762

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

Long-Term Government Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	80,195	—
Temporary Cash Investments	1,627	—	—
Total	1,627	80,195	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $81,822,000. Net unrealized appreciation of investment securities for tax purposes was $0, consisting of unrealized gains of $932,000 on securities that had risen in value since their purchase and $932,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond
(Cost $439)	4.750%	5/31/12	420	439
Corporate Bonds (99.0%)
Finance (44.5%)
Banking (32.5%)
Abbey National Treasury Services
PLC/London	2.875%	4/25/14	1,175	1,182
Abbey National Treasury Services
PLC/London	4.000%	4/27/16	875	877
American Express Co.	7.250%	5/20/14	496	570
American Express Credit Corp.	5.875%	5/2/13	9,150	9,894
American Express Credit Corp.	7.300%	8/20/13	4,750	5,325
American Express Credit Corp.	5.125%	8/25/14	2,750	3,014
American Express Credit Corp.	2.750%	9/15/15	2,800	2,822
Astoria Financial Corp.	5.750%	10/15/12	150	155
BanColombia SA	4.250%	1/12/16	500	499
Bank of America Corp.	6.250%	4/15/12	3,425	3,589
Bank of America Corp.	5.375%	9/11/12	500	527
Bank of America Corp.	4.875%	1/15/13	100	105
Bank of America Corp.	4.900%	5/1/13	5,050	5,352
Bank of America Corp.	7.375%	5/15/14	1,325	1,513
Bank of America Corp.	4.500%	4/1/15	5,950	6,300
Bank of America Corp.	7.750%	8/15/15	1,000	1,157
Bank of America Corp.	3.700%	9/1/15	8,550	8,767
Bank of America Corp.	3.625%	3/17/16	4,450	4,480
Bank of Montreal	2.125%	6/28/13	1,625	1,664
Bank of Montreal	1.750%	4/29/14	525	530
Bank of New York Mellon Corp.	4.950%	11/1/12	625	663
Bank of New York Mellon Corp.	4.500%	4/1/13	75	80
Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,523
Bank of New York Mellon Corp.	4.300%	5/15/14	4,763	5,170
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,097
Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,129
Bank of New York Mellon Corp.	2.500%	1/15/16	1,325	1,349
Bank of Nova Scotia	2.375%	12/17/13	2,700	2,777
Bank of Nova Scotia	3.400%	1/22/15	8,050	8,478
Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	1,000	1,002
Bank One Corp.	5.250%	1/30/13	50	53
Barclays Bank plc	5.450%	9/12/12	575	609
Barclays Bank plc	2.500%	1/23/13	10,725	10,974
Barclays Bank plc	5.200%	7/10/14	2,000	2,188
Barclays Bank plc	3.900%	4/7/15	1,000	1,053
BB&T Corp.	3.850%	7/27/12	3,750	3,882
BB&T Corp.	2.050%	4/28/14	575	580
BB&T Corp.	5.200%	12/23/15	2,700	2,954
BB&T Corp.	3.200%	3/15/16	1,025	1,043
BB&T Corp.	3.950%	4/29/16	500	528
BBVA US Senior SAU	3.250%	5/16/14	1,475	1,474
Bear Stearns Cos. LLC	6.950%	8/10/12	424	455

Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,839
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,313
BNP Paribas	3.250%	3/11/15	4,400	4,535
BNP Paribas	3.600%	2/23/16	1,575	1,609
BNP Paribas / BNP Paribas US Medium-Term
Note Program LLC	2.125%	12/21/12	3,725	3,793
Canadian Imperial Bank of Commerce	2.350%	12/11/15	2,650	2,644
Canadian Imperial Bank of
Commerce/Canada	1.450%	9/13/13	1,150	1,157
Capital One Financial Corp.	7.375%	5/23/14	5,625	6,542
Citigroup Inc.	5.625%	8/27/12	3,025	3,174
Citigroup Inc.	5.300%	10/17/12	6,525	6,891
Citigroup Inc.	5.500%	4/11/13	7,975	8,528
Citigroup Inc.	6.500%	8/19/13	1,305	1,431
Citigroup Inc.	6.000%	12/13/13	550	603
Citigroup Inc.	6.375%	8/12/14	1,050	1,176
Citigroup Inc.	5.000%	9/15/14	5,875	6,241
Citigroup Inc.	5.500%	10/15/14	300	328
Citigroup Inc.	6.010%	1/15/15	2,350	2,610
Citigroup Inc.	4.875%	5/7/15	2,000	2,121
Citigroup Inc.	4.750%	5/19/15	8,610	9,233
Citigroup Inc.	4.587%	12/15/15	7,400	7,853
Citigroup Inc.	5.300%	1/7/16	5,000	5,455
Comerica Inc.	3.000%	9/16/15	725	737
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	1.850%	1/10/14	2,450	2,486
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	2.125%	10/13/15	1,175	1,168
Countrywide Financial Corp.	5.800%	6/7/12	850	891
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,741
Credit Suisse New York	3.450%	7/2/12	5,700	5,877
Credit Suisse New York	5.000%	5/15/13	9,135	9,786
Credit Suisse New York	5.500%	5/1/14	1,525	1,691
Credit Suisse New York	3.500%	3/23/15	4,250	4,426
Credit Suisse USA Inc.	4.875%	1/15/15	500	549
Credit Suisse USA Inc.	5.125%	8/15/15	1,600	1,781
Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,741
Deutsche Bank AG	5.375%	10/12/12	550	584
Deutsche Bank AG/London	4.875%	5/20/13	5,945	6,368
Deutsche Bank AG/London	3.875%	8/18/14	6,475	6,885
Deutsche Bank AG/London	3.250%	1/11/16	4,450	4,565
Fifth Third Bancorp	6.250%	5/1/13	4,750	5,159
Fifth Third Bancorp	3.625%	1/25/16	150	153
First Horizon National Corp.	5.375%	12/15/15	3,375	3,634
First Tennessee Bank NA	5.050%	1/15/15	225	236
1 Goldman Sachs Capital II	5.793%	12/29/49	1,650	1,380
Goldman Sachs Group Inc.	3.625%	8/1/12	8,275	8,521
Goldman Sachs Group Inc.	5.450%	11/1/12	1,450	1,537
Goldman Sachs Group Inc.	4.750%	7/15/13	775	822
Goldman Sachs Group Inc.	5.250%	10/15/13	12,825	13,747
Goldman Sachs Group Inc.	5.150%	1/15/14	1,700	1,831
Goldman Sachs Group Inc.	6.000%	5/1/14	3,850	4,240
Goldman Sachs Group Inc.	5.125%	1/15/15	1,425	1,538
Goldman Sachs Group Inc.	3.700%	8/1/15	4,875	4,975
Goldman Sachs Group Inc.	5.350%	1/15/16	1,850	1,990
Goldman Sachs Group Inc.	3.625%	2/7/16	5,600	5,604
Goldman Sachs Group Inc.	5.750%	10/1/16	1,000	1,099

HSBC Bank USA NA	4.625%	4/1/14	400	429
HSBC Holdings plc	5.250%	12/12/12	4,500	4,758
ICICI Bank Ltd./Bahrain	6.625%	10/3/12	775	818
JPMorgan Chase & Co.	5.375%	10/1/12	6,325	6,708
JPMorgan Chase & Co.	5.750%	1/2/13	464	496
JPMorgan Chase & Co.	4.750%	5/1/13	8,075	8,617
JPMorgan Chase & Co.	1.650%	9/30/13	1,625	1,637
JPMorgan Chase & Co.	4.875%	3/15/14	175	188
JPMorgan Chase & Co.	4.650%	6/1/14	2,964	3,208
JPMorgan Chase & Co.	5.125%	9/15/14	2,700	2,937
JPMorgan Chase & Co.	3.700%	1/20/15	14,750	15,414
JPMorgan Chase & Co.	4.750%	3/1/15	150	163
JPMorgan Chase & Co.	5.150%	10/1/15	375	410
JPMorgan Chase & Co.	2.600%	1/15/16	5,025	4,961
JPMorgan Chase & Co.	3.450%	3/1/16	3,150	3,211
KeyCorp	6.500%	5/14/13	3,440	3,756
KeyCorp	3.750%	8/13/15	3,150	3,272
Lloyds TSB Bank plc	4.875%	1/21/16	4,750	4,924
M&I Marshall & Ilsley Bank	4.850%	6/16/15	550	594
MBNA Corp.	5.000%	6/15/15	2,300	2,465
1 Mellon Capital IV	6.244%	6/29/49	100	92
Merrill Lynch & Co. Inc.	6.050%	8/15/12	5,100	5,399
Merrill Lynch & Co. Inc.	5.450%	2/5/13	5,775	6,150
Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,700	1,838
Merrill Lynch & Co. Inc.	5.000%	1/15/15	2,775	2,970
Merrill Lynch & Co. Inc.	6.050%	5/16/16	3,200	3,463
Morgan Stanley	5.750%	8/31/12	1,600	1,691
Morgan Stanley	5.300%	3/1/13	8,285	8,830
Morgan Stanley	2.875%	1/24/14	2,150	2,191
Morgan Stanley	4.750%	4/1/14	4,800	5,052
Morgan Stanley	6.000%	5/13/14	550	602
Morgan Stanley	4.200%	11/20/14	2,750	2,876
Morgan Stanley	4.100%	1/26/15	2,775	2,886
Morgan Stanley	6.000%	4/28/15	3,400	3,760
Morgan Stanley	4.000%	7/24/15	6,425	6,666
Morgan Stanley	5.375%	10/15/15	1,725	1,861
Morgan Stanley	3.450%	11/2/15	3,000	3,012
Morgan Stanley	3.800%	4/29/16	4,925	4,938
National City Bank/Cleveland OH	4.625%	5/1/13	175	185
1 National City Preferred Capital Trust I	12.000%	12/31/49	600	654
Northern Trust Corp.	5.500%	8/15/13	1,000	1,098
PNC Funding Corp.	5.400%	6/10/14	850	940
PNC Funding Corp.	3.625%	2/8/15	4,750	5,018
PNC Funding Corp.	4.250%	9/21/15	600	645
Royal Bank of Canada	2.100%	7/29/13	6,825	7,008
Royal Bank of Scotland Group plc	5.000%	11/12/13	800	818
Royal Bank of Scotland Group plc	5.000%	10/1/14	5,015	5,064
Royal Bank of Scotland Group plc	5.050%	1/8/15	600	606
Royal Bank of Scotland plc	3.400%	8/23/13	2,750	2,821
Royal Bank of Scotland plc	4.875%	3/16/15	5,150	5,403
Royal Bank of Scotland plc	3.950%	9/21/15	3,375	3,424
Santander Holdings USA Inc.	4.625%	4/19/16	1,500	1,544
State Street Corp.	4.300%	5/30/14	2,205	2,385
State Street Corp.	2.875%	3/7/16	2,200	2,237
SunTrust Banks Inc.	5.250%	11/5/12	1,900	2,001
SunTrust Banks Inc.	3.600%	4/15/16	500	511
UBS AG	3.875%	1/15/15	5,925	6,262

UBS AG/Stamford CT	2.250%	8/12/13	1,925	1,962
UBS AG/Stamford CT	2.250%	1/28/14	150	153
Union Bank NA	2.125%	12/16/13	450	457
Union Bank NA	5.950%	5/11/16	1,800	1,984
US Bancorp	2.000%	6/14/13	2,800	2,859
US Bancorp	1.125%	10/30/13	825	823
US Bancorp	4.200%	5/15/14	225	243
US Bancorp	2.875%	11/20/14	325	338
US Bancorp	2.450%	7/27/15	4,075	4,117
US Bancorp	3.442%	2/1/16	2,250	2,290
US Bank NA	6.300%	2/4/14	150	168
US Bank NA/Cincinnati OH	4.950%	10/30/14	360	396
US Bank NA/Cincinnati OH	4.800%	4/15/15	600	654
1 US Bank NA/Cincinnati OH	3.778%	4/29/20	1,000	1,040
Wachovia Bank NA	4.800%	11/1/14	950	1,028
Wachovia Bank NA	5.000%	8/15/15	500	542
Wachovia Corp.	5.500%	5/1/13	2,225	2,404
Wachovia Corp.	4.875%	2/15/14	750	805
Wells Fargo & Co.	5.250%	10/23/12	3,075	3,264
Wells Fargo & Co.	4.375%	1/31/13	10,525	11,104
Wells Fargo & Co.	4.950%	10/16/13	3,000	3,225
Wells Fargo & Co.	4.625%	4/15/14	1,000	1,071
Wells Fargo & Co.	3.750%	10/1/14	15,375	16,327
Wells Fargo & Co.	5.000%	11/15/14	150	163
Wells Fargo & Co.	3.625%	4/15/15	1,150	1,210
Wells Fargo Bank NA	4.750%	2/9/15	500	540
1 Wells Fargo Capital XIII	7.700%	12/29/49	5,100	5,240
1 Wells Fargo Capital XV	9.750%	12/29/49	1,450	1,559
Westpac Banking Corp.	2.250%	11/19/12	3,775	3,849
Westpac Banking Corp.	2.100%	8/2/13	5,700	5,793
Westpac Banking Corp.	1.850%	12/9/13	975	986
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,303
Westpac Banking Corp.	3.000%	8/4/15	4,200	4,281

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	900	1,025
BlackRock Inc.	2.250%	12/10/12	1,625	1,663
BlackRock Inc.	3.500%	12/10/14	950	1,007
Charles Schwab Corp.	4.950%	6/1/14	775	851
Franklin Resources Inc.	2.000%	5/20/13	175	178
Franklin Resources Inc.	3.125%	5/20/15	150	157
Jefferies Group Inc.	5.875%	6/8/14	100	110
Jefferies Group Inc.	3.875%	11/9/15	100	102
Jefferies Group Inc.	5.500%	3/15/16	600	653
Lazard Group LLC	7.125%	5/15/15	975	1,095
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,540
Nomura Holdings Inc.	4.125%	1/19/16	1,750	1,785
Raymond James Financial Inc.	4.250%	4/15/16	300	310
TD Ameritrade Holding Corp.	4.150%	12/1/14	700	749

Finance Companies (5.2%)
Block Financial LLC	7.875%	1/15/13	1,875	1,975
Block Financial LLC	5.125%	10/30/14	250	260
General Electric Capital Corp.	6.000%	6/15/12	4,495	4,749
General Electric Capital Corp.	5.250%	10/19/12	2,880	3,055
General Electric Capital Corp.	2.800%	1/8/13	300	307
General Electric Capital Corp.	5.450%	1/15/13	22,900	24,475

General Electric Capital Corp.	4.800%	5/1/13	75	80
General Electric Capital Corp.	1.875%	9/16/13	8,000	8,090
General Electric Capital Corp.	2.100%	1/7/14	3,000	3,045
General Electric Capital Corp.	5.900%	5/13/14	1,050	1,175
General Electric Capital Corp.	3.750%	11/14/14	2,500	2,643
General Electric Capital Corp.	3.500%	6/29/15	2,425	2,535
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,149
General Electric Capital Corp.	2.250%	11/9/15	6,125	6,048
General Electric Capital Corp.	2.950%	5/9/16	2,200	2,212
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,100	1,053
HSBC Finance Corp.	5.900%	6/19/12	3,650	3,840
HSBC Finance Corp.	6.375%	11/27/12	305	328
HSBC Finance Corp.	4.750%	7/15/13	1,850	1,975
HSBC Finance Corp.	5.250%	1/15/14	525	571
HSBC Finance Corp.	5.000%	6/30/15	6,450	7,065
HSBC Finance Corp.	5.500%	1/19/16	3,250	3,622
SLM Corp.	5.000%	10/1/13	3,025	3,158
SLM Corp.	5.000%	4/15/15	1,875	1,918
SLM Corp.	6.250%	1/25/16	4,100	4,301

Insurance (4.6%)
ACE INA Holdings Inc.	5.875%	6/15/14	375	421
ACE INA Holdings Inc.	5.600%	5/15/15	750	840
ACE INA Holdings Inc.	2.600%	11/23/15	1,440	1,444
Aegon NV	4.625%	12/1/15	525	560
Aetna Inc.	5.750%	6/15/11	175	175
Aflac Inc.	3.450%	8/15/15	1,575	1,629
Allstate Corp.	5.000%	8/15/14	207	229
Allstate Life Global Funding Trusts	5.375%	4/30/13	4,172	4,512
American International Group Inc.	4.250%	5/15/13	950	985
American International Group Inc.	5.050%	10/1/15	3,675	3,856
AON Corp.	3.500%	9/30/15	400	414
Assurant Inc.	5.625%	2/15/14	350	375
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	996	1,066
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	750	815
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,327
Berkshire Hathaway Inc.	2.125%	2/11/13	3,750	3,841
Berkshire Hathaway Inc.	3.200%	2/11/15	3,475	3,650
Chubb Corp.	5.200%	4/1/13	25	27
CNA Financial Corp.	5.850%	12/15/14	1,850	2,017
Coventry Health Care Inc.	6.300%	8/15/14	200	215
Genworth Financial Inc.	5.750%	6/15/14	1,635	1,715
Genworth Financial Inc.	4.950%	10/1/15	1,000	1,021
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	264
Jefferson-Pilot Corp.	4.750%	1/30/14	525	562
Lincoln National Corp.	5.650%	8/27/12	175	185
Lincoln National Corp.	4.300%	6/15/15	400	427
1 Lincoln National Corp.	7.000%	5/17/66	775	796
Loews Corp.	5.250%	3/15/16	575	631
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,829
Marsh & McLennan Cos. Inc.	4.850%	2/15/13	400	418
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	175	190
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	1,800	2,005
MetLife Inc.	2.375%	2/6/14	3,125	3,191
MetLife Inc.	5.000%	6/15/15	1,800	1,984
Metropolitan Life Global Funding I	5.125%	6/10/14	100	110
Principal Financial Group Inc.	7.875%	5/15/14	850	990

Principal Life Global Funding I	5.125%	10/15/13	175	190
Principal Life Income Funding Trusts	5.300%	4/24/13	3,075	3,313
Protective Life Secured Trusts	5.450%	9/28/12	150	159
Prudential Financial Inc.	5.800%	6/15/12	25	26
Prudential Financial Inc.	2.750%	1/14/13	225	230
Prudential Financial Inc.	5.150%	1/15/13	200	212
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,162
Prudential Financial Inc.	6.200%	1/15/15	400	449
Prudential Financial Inc.	4.750%	9/17/15	4,400	4,776
Prudential Financial Inc.	5.500%	3/15/16	575	633
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,392
Transatlantic Holdings Inc.	5.750%	12/14/15	725	780
Travelers Cos. Inc.	5.375%	6/15/12	50	52
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,524
UnitedHealth Group Inc.	4.875%	2/15/13	575	610
UnitedHealth Group Inc.	4.875%	4/1/13	500	533
UnitedHealth Group Inc.	4.875%	3/15/15	1,250	1,371
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,929
WellPoint Inc.	6.800%	8/1/12	4,200	4,493
WellPoint Inc.	6.000%	2/15/14	595	665
WellPoint Inc.	5.250%	1/15/16	500	561
Willis Group Holdings plc	4.125%	3/15/16	700	717
Willis North America Inc.	5.625%	7/15/15	275	299

Other Finance (0.3%)
Brookfield Asset Management Inc.	7.125%	6/15/12	550	581
CME Group Inc.	5.750%	2/15/14	787	876
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	229
NYSE Euronext	4.800%	6/28/13	833	887
ORIX Corp.	4.710%	4/27/15	1,250	1,294
ORIX Corp.	5.000%	1/12/16	1,775	1,862

Real Estate Investment Trusts (1.2%)
Boston Properties LP	5.625%	4/15/15	1,000	1,111
Brandywine Operating Partnership LP	7.500%	5/15/15	450	518
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,621
Duke Realty LP	7.375%	2/15/15	850	977
ERP Operating LP	6.625%	3/15/12	1,500	1,567
ERP Operating LP	5.250%	9/15/14	100	110
ERP Operating LP	5.125%	3/15/16	700	766
HCP Inc.	6.450%	6/25/12	500	527
HCP Inc.	5.650%	12/15/13	100	109
HCP Inc.	2.700%	2/1/14	550	560
HCP Inc.	3.750%	2/1/16	2,175	2,232
Health Care REIT Inc.	3.625%	3/15/16	1,225	1,242
Hospitality Properties Trust	6.750%	2/15/13	500	527
Hospitality Properties Trust	7.875%	8/15/14	150	170
Kilroy Realty LP	5.000%	11/3/15	125	132
Kimco Realty Corp.	5.783%	3/15/16	500	560
Liberty Property LP	5.125%	3/2/15	600	651
ProLogis	7.625%	8/15/14	750	864
Regency Centers LP	5.250%	8/1/15	250	272
Simon Property Group LP	6.750%	5/15/14	1,045	1,198
Simon Property Group LP	4.200%	2/1/15	2,550	2,729
Simon Property Group LP	5.100%	6/15/15	175	193
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	900	903
				770,160

Industrial (47.1%)
Basic Industry (4.3%)
Air Products & Chemicals Inc.	4.150%	2/1/13	100	105
Airgas Inc.	3.250%	10/1/15	950	971
Airgas Inc.	2.950%	6/15/16	500	499
Alcoa Inc.	6.000%	7/15/13	1,360	1,484
ArcelorMittal	5.375%	6/1/13	5,650	6,030
ArcelorMittal	9.000%	2/15/15	1,225	1,485
ArcelorMittal	3.750%	8/5/15	1,425	1,463
ArcelorMittal USA Inc.	6.500%	4/15/14	250	277
Barrick Gold Corp.	1.750%	5/30/14	1,350	1,353
Barrick Gold Corp.	2.900%	5/30/16	1,325	1,331
Barrick Gold Financeco LLC	6.125%	9/15/13	1,155	1,282
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,025	5,613
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	488
Dow Chemical Co.	4.850%	8/15/12	1,800	1,885
Dow Chemical Co.	7.600%	5/15/14	4,400	5,127
Dow Chemical Co.	5.900%	2/15/15	2,350	2,659
Dow Chemical Co.	2.500%	2/15/16	1,875	1,867
Eastman Chemical Co.	3.000%	12/15/15	250	254
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,599
EI du Pont de Nemours & Co.	1.750%	3/25/14	700	712
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	495
EI du Pont de Nemours & Co.	3.250%	1/15/15	3,200	3,371
EI du Pont de Nemours & Co.	2.750%	4/1/16	525	537
International Paper Co.	7.400%	6/15/14	2,800	3,219
Monsanto Co.	2.750%	4/15/16	1,100	1,129
Nucor Corp.	5.000%	6/1/13	925	997
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	3,625	4,013
PPG Industries Inc.	5.750%	3/15/13	1,400	1,507
Praxair Inc.	1.750%	11/15/12	1,150	1,168
Praxair Inc.	5.250%	11/15/14	1,950	2,199
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	775
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	3,475	3,821
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,625	1,957
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,125	4,064
Rohm & Haas Co.	5.600%	3/15/13	275	295
Teck Resources Ltd.	9.750%	5/15/14	403	491
Teck Resources Ltd.	10.250%	5/15/16	1,800	2,156
Vale Canada Ltd.	5.700%	10/15/15	3,200	3,557
Vale Overseas Ltd.	6.250%	1/11/16	1,300	1,475
Xstrata Canada Corp.	6.000%	10/15/15	1,000	1,126

Capital Goods (4.4%)
3M Co.	4.375%	8/15/13	2,085	2,253
Bemis Co. Inc.	5.650%	8/1/14	800	883
Black & Decker Corp.	8.950%	4/15/14	1,000	1,189
Boeing Capital Corp.	3.250%	10/27/14	3,500	3,709
Boeing Co.	1.875%	11/20/12	1,740	1,774
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,750	2,808
Caterpillar Financial Services Corp.	6.200%	9/30/13	100	112
Caterpillar Financial Services Corp.	6.125%	2/17/14	8,574	9,701
Caterpillar Financial Services Corp.	1.375%	5/20/14	325	327
Caterpillar Inc.	1.375%	5/27/14	1,000	1,004
Cooper US Inc.	5.250%	11/15/12	25	27
Cooper US Inc.	5.450%	4/1/15	950	1,068
CRH America Inc.	5.300%	10/15/13	1,775	1,905

Deere & Co.	6.950%	4/25/14	125	145
Dover Corp.	4.875%	10/15/15	175	196
Eaton Corp.	5.750%	7/15/12	250	264
Eaton Corp.	4.900%	5/15/13	900	968
Emerson Electric Co.	4.500%	5/1/13	2,000	2,140
General Dynamics Corp.	5.250%	2/1/14	4,275	4,750
General Electric Co.	5.000%	2/1/13	9,500	10,131
Harsco Corp.	2.700%	10/15/15	300	302
Honeywell International Inc.	4.250%	3/1/13	1,925	2,047
Honeywell International Inc.	3.875%	2/15/14	2,400	2,585
Honeywell International Inc.	5.400%	3/15/16	275	315
Illinois Tool Works Inc.	5.150%	4/1/14	150	167
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,572
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	2,450	2,951
John Deere Capital Corp.	5.250%	10/1/12	1,015	1,077
John Deere Capital Corp.	4.900%	9/9/13	2,400	2,609
John Deere Capital Corp.	2.950%	3/9/15	2,650	2,772
Lockheed Martin Corp.	4.121%	3/14/13	2,125	2,248
Northrop Grumman Corp.	3.700%	8/1/14	225	239
Northrop Grumman Corp.	1.850%	11/15/15	1,000	983
Raytheon Co.	1.625%	10/15/15	200	196
Roper Industries Inc.	6.625%	8/15/13	2,575	2,866
Tyco International Finance SA	6.000%	11/15/13	350	387
Tyco International Finance SA	4.125%	10/15/14	2,925	3,119
Tyco International Finance SA	3.375%	10/15/15	200	208
United Technologies Corp.	4.875%	5/1/15	2,700	3,034
Waste Management Inc.	6.375%	11/15/12	325	350
Waste Management Inc.	5.000%	3/15/14	100	109
Waste Management Inc.	6.375%	3/11/15	534	617

Communication (9.4%)
Alltel Corp.	7.000%	7/1/12	1,800	1,921
America Movil SAB de CV	5.500%	3/1/14	2,600	2,850
America Movil SAB de CV	3.625%	3/30/15	500	525
American Tower Corp.	4.625%	4/1/15	2,500	2,653
AT&T Inc.	4.950%	1/15/13	7,975	8,484
AT&T Inc.	6.700%	11/15/13	7,425	8,353
AT&T Inc.	4.850%	2/15/14	275	301
AT&T Inc.	5.100%	9/15/14	1,000	1,106
AT&T Inc.	2.500%	8/15/15	3,700	3,750
AT&T Inc.	2.950%	5/15/16	1,300	1,318
BellSouth Corp.	5.200%	9/15/14	200	222
British Telecommunications plc	5.150%	1/15/13	575	612
CBS Corp.	8.200%	5/15/14	400	470
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	8,100	8,951
CenturyLink Inc.	5.000%	2/15/15	300	316
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	4,230	4,759
Comcast Corp.	5.300%	1/15/14	5,600	6,164
Comcast Corp.	6.500%	1/15/15	250	287
Comcast Corp.	5.900%	3/15/16	250	285
COX Communications Inc.	4.625%	6/1/13	4,825	5,135
COX Communications Inc.	5.450%	12/15/14	1,675	1,870
Deutsche Telekom International Finance BV	5.250%	7/22/13	575	624
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	160
Deutsche Telekom International Finance BV	4.875%	7/8/14	2,475	2,712

Deutsche Telekom International Finance BV	5.750%	3/23/16	1,725	1,967
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	550	603
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	4,050	4,251
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	6/15/15	775	792
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	2,000	2,062
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	2,500	2,731
Discovery Communications LLC	3.700%	6/1/15	1,400	1,477
France Telecom SA	4.375%	7/8/14	4,550	4,955
McGraw-Hill Cos. Inc.	5.375%	11/15/12	200	211
NBCUniversal Media LLC	2.100%	4/1/14	1,100	1,115
NBCUniversal Media LLC	3.650%	4/30/15	375	395
NBCUniversal Media LLC	2.875%	4/1/16	2,100	2,112
News America Inc.	5.300%	12/15/14	3,000	3,346
Omnicom Group Inc.	5.900%	4/15/16	1,500	1,706
Qwest Corp.	8.375%	5/1/16	3,200	3,808
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,122	1,286
Rogers Communications Inc.	6.375%	3/1/14	4,075	4,592
RR Donnelley & Sons Co.	5.500%	5/15/15	150	152
TCI Communications Inc.	8.750%	8/1/15	125	154
Telecom Italia Capital SA	5.250%	11/15/13	230	245
Telecom Italia Capital SA	6.175%	6/18/14	7,850	8,588
Telecom Italia Capital SA	4.950%	9/30/14	150	159
Telecom Italia Capital SA	5.250%	10/1/15	1,000	1,061
Telefonica Emisiones SAU	2.582%	4/26/13	6,850	6,947
Telefonica Emisiones SAU	4.949%	1/15/15	250	269
Telefonica Emisiones SAU	3.729%	4/27/15	550	569
Telefonica Emisiones SAU	3.992%	2/16/16	3,300	3,387
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,482
Thomson Reuters Corp.	5.250%	8/15/13	145	158
Thomson Reuters Corp.	5.700%	10/1/14	2,550	2,876
Time Warner Cable Inc.	5.400%	7/2/12	2,367	2,483
Time Warner Cable Inc.	6.200%	7/1/13	2,225	2,456
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,755
Time Warner Cable Inc.	7.500%	4/1/14	1,725	1,995
Time Warner Cable Inc.	3.500%	2/1/15	425	444
Time Warner Entertainment Co. LP	8.875%	10/1/12	250	276
Verizon Communications Inc.	4.350%	2/15/13	175	185
Verizon Communications Inc.	5.250%	4/15/13	7,990	8,602
Verizon Communications Inc.	5.550%	2/15/16	1,600	1,802
Verizon Communications Inc.	3.000%	4/1/16	3,100	3,163
Verizon Global Funding Corp.	6.875%	6/15/12	475	506
Verizon Global Funding Corp.	7.375%	9/1/12	250	270
Vodafone Group plc	4.150%	6/10/14	6,081	6,545
Vodafone Group plc	3.375%	11/24/15	1,825	1,906
Vodafone Group plc	5.750%	3/15/16	275	315
WPP Finance UK	8.000%	9/15/14	2,700	3,182

Consumer Cyclical (4.5%)
AutoZone Inc.	5.750%	1/15/15	100	112
AutoZone Inc.	5.500%	11/15/15	2,200	2,452
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,646
CVS Caremark Corp.	3.250%	5/18/15	3,475	3,613

1 CVS Caremark Corp.	6.302%	6/1/37	1,050	1,039
Daimler Finance North America LLC	6.500%	11/15/13	2,525	2,818
Darden Restaurants Inc.	5.625%	10/15/12	250	265
eBay Inc.	0.875%	10/15/13	425	424
eBay Inc.	1.625%	10/15/15	425	416
Harley-Davidson Funding Corp.	5.250%	12/15/12	175	184
Home Depot Inc.	5.250%	12/16/13	1,725	1,885
Home Depot Inc.	5.400%	3/1/16	5,650	6,352
Johnson Controls Inc.	5.500%	1/15/16	3,075	3,469
Lowe's Cos. Inc.	5.600%	9/15/12	1,000	1,064
Macy's Retail Holdings Inc.	8.125%	7/15/15	1,825	2,190
Marriott International Inc./DE	5.625%	2/15/13	400	428
McDonald's Corp.	4.300%	3/1/13	2,461	2,611
Nordstrom Inc.	6.750%	6/1/14	50	58
PACCAR Financial Corp.	1.950%	12/17/12	175	178
PACCAR Inc.	6.875%	2/15/14	3,175	3,636
Staples Inc.	7.375%	10/1/12	150	161
Staples Inc.	9.750%	1/15/14	3,725	4,451
Time Warner Inc.	3.150%	7/15/15	3,475	3,589
Toll Brothers Finance Corp.	5.150%	5/15/15	250	260
Toyota Motor Credit Corp.	1.375%	8/12/13	4,225	4,247
Toyota Motor Credit Corp.	3.200%	6/17/15	750	781
Turner Broadcasting System Inc.	8.375%	7/1/13	1,650	1,883
Viacom Inc.	4.375%	9/15/14	2,000	2,156
Wal-Mart Stores Inc.	4.250%	4/15/13	4,125	4,400
Wal-Mart Stores Inc.	4.550%	5/1/13	4,700	5,041
Wal-Mart Stores Inc.	1.625%	4/15/14	2,950	2,989
Wal-Mart Stores Inc.	3.200%	5/15/14	1,525	1,615
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,322
Wal-Mart Stores Inc.	2.250%	7/8/15	625	638
Wal-Mart Stores Inc.	1.500%	10/25/15	825	811
Walgreen Co.	4.875%	8/1/13	3,000	3,262
Walt Disney Co.	4.500%	12/15/13	3,575	3,876
Western Union Co.	6.500%	2/26/14	475	533
Yum! Brands Inc.	7.700%	7/1/12	150	160

Consumer Noncyclical (13.3%)
Abbott Laboratories	5.150%	11/30/12	2,875	3,073
Abbott Laboratories	2.700%	5/27/15	175	182
Abbott Laboratories	5.875%	5/15/16	3,200	3,739
Allergan Inc./United States	5.750%	4/1/16	1,200	1,379
Altria Group Inc.	8.500%	11/10/13	2,500	2,911
Altria Group Inc.	4.125%	9/11/15	5,400	5,753
AmerisourceBergen Corp.	5.625%	9/15/12	25	26
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,049
Amgen Inc.	4.850%	11/18/14	3,600	4,021
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	5,725	5,892
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,375	1,411
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	2,075	2,371
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	2,000	2,234
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	2,925	3,148
AstraZeneca plc	5.400%	9/15/12	3,200	3,392
AstraZeneca plc	5.400%	6/1/14	375	421
Avon Products Inc.	5.625%	3/1/14	450	497
Baxter International Inc.	4.000%	3/1/14	333	359
Baxter International Inc.	4.625%	3/15/15	400	441
Biogen Idec Inc.	6.000%	3/1/13	25	27

Bottling Group LLC	6.950%	3/15/14	475	550
Bottling Group LLC	5.500%	4/1/16	425	488
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,325	1,453
Brown-Forman Corp.	2.500%	1/15/16	575	583
Bunge Ltd. Finance Corp.	5.875%	5/15/13	400	430
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	568
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,500	1,565
Campbell Soup Co.	3.375%	8/15/14	2,700	2,892
Cardinal Health Inc.	4.000%	6/15/15	325	342
CareFusion Corp.	5.125%	8/1/14	2,700	2,967
Celgene Corp.	2.450%	10/15/15	375	373
Church & Dwight Co. Inc.	3.350%	12/15/15	250	257
Cia de Bebidas das Americas	8.750%	9/15/13	1,000	1,151
Clorox Co.	5.000%	3/1/13	3,000	3,191
Coca-Cola Co.	3.625%	3/15/14	850	908
Coca-Cola Co.	1.500%	11/15/15	600	589
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,200	1,190
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	5,200
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,056
Corn Products International Inc.	3.200%	11/1/15	125	128
Covidien International Finance SA	1.875%	6/15/13	4,000	4,071
Delhaize Group SA	5.875%	2/1/14	25	28
Diageo Capital plc	7.375%	1/15/14	3,475	4,014
Diageo Finance BV	5.500%	4/1/13	2,200	2,383
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	600	613
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,025	3,063
Eli Lilly & Co.	4.200%	3/6/14	600	649
Express Scripts Inc.	5.250%	6/15/12	4,775	4,985
Express Scripts Inc.	6.250%	6/15/14	100	113
Express Scripts Inc.	3.125%	5/15/16	500	506
Fortune Brands Inc.	3.000%	6/1/12	2,775	2,820
Genentech Inc.	4.750%	7/15/15	375	415
General Mills Inc.	5.650%	9/10/12	150	159
General Mills Inc.	5.250%	8/15/13	3,175	3,457
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	6,833	7,368
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,575	1,719
Hasbro Inc.	6.125%	5/15/14	25	28
Hospira Inc.	5.900%	6/15/14	25	28
Johnson & Johnson	5.150%	8/15/12	725	766
Kellogg Co.	5.125%	12/3/12	2,090	2,225
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,869
Koninklijke Philips Electronics NV	4.625%	3/11/13	75	80
Kraft Foods Inc.	6.250%	6/1/12	735	776
Kraft Foods Inc.	6.000%	2/11/13	130	141
Kraft Foods Inc.	2.625%	5/8/13	1,150	1,184
Kraft Foods Inc.	5.250%	10/1/13	3,635	3,959
Kraft Foods Inc.	6.750%	2/19/14	125	142
Kraft Foods Inc.	4.125%	2/9/16	3,125	3,324
Kroger Co.	5.000%	4/15/13	875	937
Kroger Co.	7.500%	1/15/14	2,375	2,723
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,201
Life Technologies Corp.	4.400%	3/1/15	3,850	4,112
McKesson Corp.	6.500%	2/15/14	575	648
McKesson Corp.	3.250%	3/1/16	1,425	1,470
Medco Health Solutions Inc.	6.125%	3/15/13	900	973
Medco Health Solutions Inc.	7.250%	8/15/13	400	448
Medco Health Solutions Inc.	2.750%	9/15/15	1,525	1,539

Medtronic Inc.	4.500%	3/15/14	100	109
Medtronic Inc.	3.000%	3/15/15	2,300	2,408
Medtronic Inc.	2.625%	3/15/16	1,000	1,019
Merck & Co. Inc.	5.300%	12/1/13	6,125	6,767
Merck & Co. Inc.	4.750%	3/1/15	550	613
Merck & Co. Inc.	4.000%	6/30/15	175	190
Merck & Co. Inc.	2.250%	1/15/16	100	101
Newell Rubbermaid Inc.	5.500%	4/15/13	1,150	1,236
Novartis Capital Corp.	1.900%	4/24/13	5,550	5,676
Novartis Capital Corp.	4.125%	2/10/14	1,525	1,644
Novartis Capital Corp.	2.900%	4/24/15	1,325	1,378
PepsiAmericas Inc.	4.875%	1/15/15	225	250
PepsiCo Inc.	3.100%	1/15/15	3,850	4,051
PepsiCo Inc./NC	4.650%	2/15/13	6,529	6,969
PepsiCo Inc./NC	3.750%	3/1/14	650	696
PepsiCo Inc./NC	2.500%	5/10/16	2,400	2,423
Pfizer Inc.	5.350%	3/15/15	7,300	8,269
Philip Morris International Inc.	4.875%	5/16/13	2,450	2,638
Philip Morris International Inc.	6.875%	3/17/14	2,800	3,232
Procter & Gamble Co.	1.375%	8/1/12	3,875	3,919
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,468
Procter & Gamble Co.	4.850%	12/15/15	500	567
Quest Diagnostics Inc./DE	3.200%	4/1/16	1,000	1,028
Reynolds American Inc.	7.250%	6/1/13	1,575	1,750
Safeway Inc.	5.800%	8/15/12	3,700	3,914
Safeway Inc.	6.250%	3/15/14	100	112
Sanofi	1.625%	3/28/14	1,375	1,393
Sanofi	2.625%	3/29/16	3,550	3,597
Sara Lee Corp.	2.750%	9/15/15	1,575	1,590
St. Jude Medical Inc.	2.200%	9/15/13	450	459
St. Jude Medical Inc.	3.750%	7/15/14	50	53
St. Jude Medical Inc.	2.500%	1/15/16	975	979
Stryker Corp.	3.000%	1/15/15	1,375	1,434
Sysco Corp.	4.200%	2/12/13	75	79
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	400	412
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	6,325	6,372
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	357
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	159
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,375	1,437
Thermo Fisher Scientific Inc.	3.200%	3/1/16	1,700	1,755
Unilever Capital Corp.	3.650%	2/15/14	300	320
Unilever Capital Corp.	2.750%	2/10/16	1,000	1,031
UST LLC	6.625%	7/15/12	750	798
Whirlpool Corp.	5.500%	3/1/13	550	583
Wyeth	5.500%	3/15/13	50	54
Wyeth	5.500%	2/1/14	4,305	4,788
Wyeth	5.500%	2/15/16	2,500	2,860

Energy (4.8%)
Anadarko Petroleum Corp.	5.750%	6/15/14	560	621
Apache Corp.	5.250%	4/15/13	1,795	1,941
Apache Corp.	6.000%	9/15/13	1,450	1,609
Baker Hughes Inc.	6.500%	11/15/13	1,200	1,355
BP Capital Markets plc	5.250%	11/7/13	6,375	6,917
BP Capital Markets plc	3.625%	5/8/14	1,025	1,079
BP Capital Markets plc	3.875%	3/10/15	6,825	7,218

BP Capital Markets plc	3.125%	10/1/15	2,050	2,099
Canadian Natural Resources Ltd.	5.150%	2/1/13	2,500	2,666
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	442
Cenovus Energy Inc.	4.500%	9/15/14	2,750	2,983
Chevron Corp.	3.950%	3/3/14	2,725	2,940
ConocoPhillips	4.750%	2/1/14	5,075	5,555
ConocoPhillips	4.600%	1/15/15	3,625	4,006
Devon Energy Corp.	5.625%	1/15/14	150	167
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	826
EnCana Holdings Finance Corp.	5.800%	5/1/14	2,450	2,738
Ensco plc	3.250%	3/15/16	1,300	1,326
EOG Resources Inc.	2.950%	6/1/15	1,125	1,163
Husky Energy Inc.	5.900%	6/15/14	1,400	1,565
Marathon Petroleum Corp.	3.500%	3/1/16	1,200	1,234
Noble Holding International Ltd.	3.450%	8/1/15	800	833
Noble Holding International Ltd.	3.050%	3/1/16	1,000	1,013
Occidental Petroleum Corp.	1.450%	12/13/13	1,250	1,264
Occidental Petroleum Corp.	2.500%	2/1/16	800	814
Shell International Finance BV	1.875%	3/25/13	3,450	3,526
Shell International Finance BV	4.000%	3/21/14	4,425	4,768
Shell International Finance BV	3.100%	6/28/15	400	419
Shell International Finance BV	3.250%	9/22/15	775	818
Statoil ASA	3.875%	4/15/14	500	538
Statoil ASA	2.900%	10/15/14	3,325	3,490
Sunoco Inc.	9.625%	4/15/15	500	617
Total Capital Canada Ltd.	1.625%	1/28/14	1,000	1,013
Total Capital SA	3.000%	6/24/15	2,575	2,690
Total Capital SA	3.125%	10/2/15	100	105
Total Capital SA	2.300%	3/15/16	1,800	1,808
Transocean Inc.	5.250%	3/15/13	3,950	4,203
Transocean Inc.	4.950%	11/15/15	1,295	1,396
Valero Energy Corp.	4.750%	6/15/13	775	827
Weatherford International Inc.	5.950%	6/15/12	1,605	1,682

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	660	694

Technology (5.4%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,345
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	3,300	3,674
Analog Devices Inc.	3.000%	4/15/16	1,000	1,025
Arrow Electronics Inc.	3.375%	11/1/15	500	508
Broadcom Corp.	1.500%	11/1/13	500	501
Cisco Systems Inc.	1.625%	3/14/14	2,050	2,070
Cisco Systems Inc.	2.900%	11/17/14	5,500	5,771
Cisco Systems Inc.	5.500%	2/22/16	2,250	2,574
Computer Sciences Corp.	5.500%	3/15/13	1,700	1,815
Dell Inc.	1.400%	9/10/13	475	478
Dell Inc.	2.300%	9/10/15	1,225	1,232
Dell Inc.	3.100%	4/1/16	2,225	2,278
Dun & Bradstreet Corp.	6.000%	4/1/13	50	54
Dun & Bradstreet Corp.	2.875%	11/15/15	625	628
Fiserv Inc.	6.125%	11/20/12	3,102	3,328
Google Inc.	2.125%	5/19/16	2,700	2,698
Harris Corp.	5.000%	10/1/15	200	220

Hewlett-Packard Co.	4.500%	3/1/13	6,200	6,580
Hewlett-Packard Co.	1.250%	9/13/13	4,750	4,764
Hewlett-Packard Co.	6.125%	3/1/14	2,768	3,112
Hewlett-Packard Co.	2.125%	9/13/15	1,850	1,849
Hewlett-Packard Co.	2.200%	12/1/15	375	374
Hewlett-Packard Co.	2.650%	6/1/16	250	251
HP Enterprise Services LLC	6.000%	8/1/13	425	469
IBM International Group Capital LLC	5.050%	10/22/12	5,665	6,009
International Business Machines Corp.	4.750%	11/29/12	125	133
International Business Machines Corp.	2.100%	5/6/13	2,125	2,177
International Business Machines Corp.	1.000%	8/5/13	3,700	3,711
International Business Machines Corp.	6.500%	10/15/13	925	1,041
International Business Machines Corp.	1.250%	5/12/14	900	902
International Business Machines Corp.	2.000%	1/5/16	775	773
Juniper Networks Inc.	3.100%	3/15/16	300	306
Lexmark International Inc.	5.900%	6/1/13	150	161
Maxim Integrated Products Inc.	3.450%	6/14/13	150	156
Microsoft Corp.	0.875%	9/27/13	300	300
Microsoft Corp.	2.950%	6/1/14	5,150	5,424
Microsoft Corp.	1.625%	9/25/15	450	448
Microsoft Corp.	2.500%	2/8/16	2,200	2,250
Oracle Corp.	4.950%	4/15/13	1,175	1,264
Oracle Corp.	3.750%	7/8/14	4,805	5,164
Oracle Corp.	5.250%	1/15/16	2,700	3,057
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,938
Pitney Bowes Inc.	4.750%	1/15/16	500	535
Symantec Corp.	2.750%	9/15/15	1,000	993
Texas Instruments Inc.	1.375%	5/15/14	1,000	1,002
Texas Instruments Inc.	2.375%	5/16/16	2,425	2,428
Tyco Electronics Group SA	6.000%	10/1/12	277	295
Xerox Corp.	5.500%	5/15/12	3,250	3,393
Xerox Corp.	5.650%	5/15/13	125	135
Xerox Corp.	4.250%	2/15/15	1,525	1,630

Transportation (1.0%)
Burlington Northern Santa Fe LLC	5.900%	7/1/12	100	106
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	858
Canadian National Railway Co.	4.400%	3/15/13	1,000	1,064
CSX Corp.	6.250%	4/1/15	3,625	4,183
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	304
Norfolk Southern Corp.	5.750%	1/15/16	1,500	1,711
Ryder System Inc.	6.000%	3/1/13	150	161
Ryder System Inc.	5.850%	3/1/14	500	553
Ryder System Inc.	3.150%	3/2/15	525	540
Ryder System Inc.	7.200%	9/1/15	325	382
Ryder System Inc.	3.600%	3/1/16	500	516
Union Pacific Corp.	5.450%	1/31/13	900	967
Union Pacific Corp.	7.000%	2/1/16	550	658
United Parcel Service Inc.	4.500%	1/15/13	500	531
United Parcel Service Inc.	3.875%	4/1/14	3,975	4,296
				815,254
Utilities (7.4%)
Electric (5.3%)
Alabama Power Co.	4.850%	12/15/12	200	212
Ameren Corp.	8.875%	5/15/14	525	613
Appalachian Power Co.	5.650%	8/15/12	50	53
Appalachian Power Co.	3.400%	5/24/15	600	623

Carolina Power & Light Co.	6.500%	7/15/12	4,300	4,577
Carolina Power & Light Co.	5.125%	9/15/13	75	82
Carolina Power & Light Co.	5.150%	4/1/15	237	264
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	3,100	3,565
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	82
Commonwealth Edison Co.	1.625%	1/15/14	725	730
Commonwealth Edison Co.	4.700%	4/15/15	600	657
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,300	2,448
Consolidated Natural Gas Co.	5.000%	12/1/14	225	249
Constellation Energy Group Inc.	4.550%	6/15/15	525	563
Consumers Energy Co.	5.375%	4/15/13	50	54
Dayton Power & Light Co.	5.125%	10/1/13	710	772
Dominion Resources Inc./VA	5.700%	9/17/12	2,100	2,228
Dominion Resources Inc./VA	5.000%	3/15/13	200	214
Dominion Resources Inc./VA	1.800%	3/15/14	1,100	1,109
Dominion Resources Inc./VA	5.150%	7/15/15	2,725	3,037
Duke Energy Corp.	6.300%	2/1/14	2,400	2,682
Duke Energy Corp.	3.950%	9/15/14	1,975	2,102
Duke Energy Corp.	3.350%	4/1/15	3,375	3,517
Exelon Corp.	4.900%	6/15/15	2,650	2,866
FirstEnergy Solutions Corp.	4.800%	2/15/15	2,450	2,625
Great Plains Energy Inc.	2.750%	8/15/13	325	333
Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	50	52
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	175	194
Kentucky Utilities Co.	1.625%	11/1/15	350	343
LG&E and KU Energy LLC	2.125%	11/15/15	425	415
Louisville Gas & Electric Co.	1.625%	11/15/15	200	197
MidAmerican Energy Co.	5.650%	7/15/12	1,075	1,135
Midamerican Energy Holdings Co.	3.150%	7/15/12	475	488
Midamerican Energy Holdings Co.	5.875%	10/1/12	1,650	1,758
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	4,025	4,397
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	400	413
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	375	385
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,600	4,350
Niagara Mohawk Power Corp.	3.553%	10/1/14	50	52
Northeast Utilities	5.650%	6/1/13	25	27
Northern States Power Co./MN	8.000%	8/28/12	840	914
Northern States Power Co./MN	1.950%	8/15/15	125	125
NSTAR Electric Co.	4.875%	10/15/12	50	53
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	574
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,403
Pacific Gas & Electric Co.	6.250%	12/1/13	310	348
Pacific Gas & Electric Co.	4.800%	3/1/14	3,275	3,571
Peco Energy Co.	5.000%	10/1/14	25	28
Pepco Holdings Inc.	2.700%	10/1/15	500	506
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	6.300%	7/15/13	1,650	1,806
PPL Energy Supply LLC	5.400%	8/15/14	75	82
PPL Energy Supply LLC	6.200%	5/15/16	1,100	1,233
Progress Energy Inc.	6.050%	3/15/14	1,450	1,623
PSEG Power LLC	2.500%	4/15/13	1,750	1,789
PSEG Power LLC	5.000%	4/1/14	100	108
PSEG Power LLC	5.500%	12/1/15	975	1,084
Public Service Co. of Colorado	7.875%	10/1/12	3,715	4,059
Public Service Electric & Gas Co.	5.125%	9/1/12	3,500	3,691

Public Service Electric & Gas Co.	2.700%	5/1/15	150	154
San Diego Gas & Electric Co.	5.300%	11/15/15	300	342
Sierra Pacific Power Co.	6.000%	5/15/16	1,350	1,558
Southern California Edison Co.	5.750%	3/15/14	2,700	3,030
Southern California Edison Co.	4.150%	9/15/14	1,089	1,178
Southern California Edison Co.	4.650%	4/1/15	600	657
Southern Co.	4.150%	5/15/14	1,141	1,224
Southern Co.	2.375%	9/15/15	4,450	4,491
Southern Power Co.	6.250%	7/15/12	250	264
Southern Power Co.	4.875%	7/15/15	200	219
TECO Finance Inc.	4.000%	3/15/16	725	757
TransAlta Corp.	4.750%	1/15/15	1,600	1,721
Virginia Electric and Power Co.	5.100%	11/30/12	1,300	1,383
Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,076

Natural Gas (2.1%)
Atmos Energy Corp.	5.125%	1/15/13	300	317
Atmos Energy Corp.	4.950%	10/15/14	105	115
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,550
DCP Midstream Operating LP	3.250%	10/1/15	200	202
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,146
Enbridge Inc.	5.800%	6/15/14	325	363
Energy Transfer Partners LP	5.650%	8/1/12	1,650	1,733
Energy Transfer Partners LP	6.000%	7/1/13	340	370
Energy Transfer Partners LP	5.950%	2/1/15	800	893
Enterprise Products Operating LLC	4.600%	8/1/12	100	104
Enterprise Products Operating LLC	6.375%	2/1/13	100	108
Enterprise Products Operating LLC	9.750%	1/31/14	425	511
Enterprise Products Operating LLC	5.600%	10/15/14	3,600	4,022
Enterprise Products Operating LLC	5.000%	3/1/15	206	225
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,371
Enterprise Products Operating LLC	3.200%	2/1/16	1,500	1,533
Kinder Morgan Energy Partners LP	5.850%	9/15/12	300	317
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,686
Kinder Morgan Energy Partners LP	3.500%	3/1/16	1,150	1,190
Nisource Finance Corp.	6.150%	3/1/13	1,675	1,812
Nisource Finance Corp.	5.400%	7/15/14	2,325	2,562
Oneok Inc.	5.200%	6/15/15	225	247
ONEOK Partners LP	3.250%	2/1/16	1,225	1,249
Plains All American Pipeline LP / PAA
Finance Corp.	4.250%	9/1/12	3,000	3,117
Questar Corp.	2.750%	2/1/16	275	279
Sempra Energy	2.000%	3/15/14	1,500	1,515
Spectra Energy Capital LLC	6.250%	2/15/13	1,725	1,856
Texas Gas Transmission LLC	4.600%	6/1/15	175	187
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	450
TransCanada PipeLines Ltd.	3.400%	6/1/15	1,500	1,575
Williams Partners LP	3.800%	2/15/15	3,500	3,698

				128,872
Total Corporate Bonds (Cost $1,683,127)				1,714,286

	Coupon	Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
2 Vanguard Market Liquidity Fund (Cost
$9,409)	0.155%	9,408,857	9,409
Total Investments (99.6%) (Cost $1,692,975)			1,724,134
Other Assets and Liabilities-Net (0.4%)			7,206
Net Assets (100%)			1,731,340

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	439	—
Corporate Bonds	—	1,714,286	—
Temporary Cash Investments	9,049	—	—
Total	9,049	1,714,725	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $1,693,041,000. Net unrealized appreciation of investment securities for tax purposes was $31,093,000, consisting of unrealized gains of $31,355,000 on securities that had risen in value since their purchase and $262,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.3%)
U.S. Government Securities (1.3%)
	United States Treasury Note/Bond	1.375%	5/15/12	230	232
	United States Treasury Note/Bond	4.750%	5/31/12	190	199
	United States Treasury Note/Bond	2.250%	3/31/16	65	67
	United States Treasury Note/Bond	2.375%	3/31/16	170	176
	United States Treasury Note/Bond	2.000%	4/30/16	45	46
	United States Treasury Note/Bond	1.750%	5/31/16	2,850	2,858
	United States Treasury Note/Bond	2.625%	4/30/18	900	916
	United States Treasury Note/Bond	2.375%	5/31/18	1,800	1,800
	United States Treasury Note/Bond	3.125%	5/15/21	1,495	1,504
Total U.S. Government and Agency Obligations (Cost $7,780)					7,798
Corporate Bonds (97.1%)
Finance (36.0%)
	Banking (23.6%)
	American Express Co.	7.000%	3/19/18	3,125	3,743
	American Express Co.	8.125%	5/20/19	575	741
1	American Express Co.	6.800%	9/1/66	400	421
	Bank of America Corp.	5.420%	3/15/17	500	524
	Bank of America Corp.	6.000%	9/1/17	5,250	5,774
	Bank of America Corp.	5.750%	12/1/17	475	516
	Bank of America Corp.	5.650%	5/1/18	5,525	5,891
	Bank of America Corp.	5.625%	7/1/20	1,975	2,076
	Bank of America Corp.	5.875%	1/5/21	1,200	1,274
	Bank of America NA	5.300%	3/15/17	3,100	3,274
	Bank of New York Mellon Corp.	4.600%	1/15/20	825	880
	Bank of Nova Scotia	4.375%	1/13/21	275	283
	Barclays Bank plc	5.000%	9/22/16	2,950	3,187
	Barclays Bank plc	6.750%	5/22/19	425	490
	Barclays Bank plc	5.140%	10/14/20	1,825	1,776
	BB&T Corp.	6.850%	4/30/19	625	747
	Bear Stearns Cos. LLC	5.550%	1/22/17	75	82
	Bear Stearns Cos. LLC	6.400%	10/2/17	3,275	3,760
	Bear Stearns Cos. LLC	7.250%	2/1/18	475	570
	BNP Paribas	5.000%	1/15/21	1,450	1,483
	Capital One Bank USA NA	8.800%	7/15/19	425	547
	Capital One Financial Corp.	6.150%	9/1/16	2,125	2,385
	Capital One Financial Corp.	6.750%	9/15/17	150	178
	Citigroup Inc.	5.850%	8/2/16	525	587
	Citigroup Inc.	5.500%	2/15/17	3,650	3,933
	Citigroup Inc.	6.000%	8/15/17	425	474
	Citigroup Inc.	6.125%	11/21/17	1,425	1,604
	Citigroup Inc.	6.125%	5/15/18	3,300	3,671
	Citigroup Inc.	5.375%	8/9/20	550	577
	Comerica Bank	5.200%	8/22/17	150	162
	Compass Bank	6.400%	10/1/17	400	442
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	4.500%	1/11/21	1,775	1,854
	Credit Suisse AG	5.400%	1/14/20	2,175	2,269
1	Credit Suisse AG/Guernsey	5.860%	5/29/49	650	634

Credit Suisse New York	6.000%	2/15/18	950	1,046
Credit Suisse New York	5.300%	8/13/19	400	438
Credit Suisse New York	4.375%	8/5/20	650	659
Deutsche Bank AG/London	6.000%	9/1/17	1,800	2,067
Discover Bank/Greenwood DE	8.700%	11/18/19	900	1,122
Fifth Third Bancorp	5.450%	1/15/17	1,600	1,727
1 Fifth Third Capital Trust IV	6.500%	4/15/67	125	124
First Niagara Financial Group Inc.	6.750%	3/19/20	100	112
Goldman Sachs Group Inc.	5.625%	1/15/17	1,075	1,148
Goldman Sachs Group Inc.	5.950%	1/18/18	1,050	1,138
Goldman Sachs Group Inc.	6.150%	4/1/18	6,100	6,670
Goldman Sachs Group Inc.	7.500%	2/15/19	885	1,035
Goldman Sachs Group Inc.	5.375%	3/15/20	325	334
Goldman Sachs Group Inc.	6.000%	6/15/20	1,850	1,993
HSBC Bank USA NA	4.875%	8/24/20	805	813
HSBC Bank USA NA/New York NY	6.000%	8/9/17	625	707
HSBC Holdings plc	5.100%	4/5/21	1,150	1,195
Huntington Bancshares Inc./OH	7.000%	12/15/20	1,125	1,295
JPMorgan Chase & Co.	3.700%	1/20/15	50	52
JPMorgan Chase & Co.	6.125%	6/27/17	725	818
JPMorgan Chase & Co.	6.000%	1/15/18	575	648
JPMorgan Chase & Co.	6.300%	4/23/19	2,850	3,254
JPMorgan Chase & Co.	4.400%	7/22/20	1,750	1,738
JPMorgan Chase & Co.	4.250%	10/15/20	1,250	1,230
JPMorgan Chase & Co.	4.625%	5/10/21	1,600	1,609
JPMorgan Chase Bank NA	5.875%	6/13/16	200	225
JPMorgan Chase Bank NA	6.000%	10/1/17	1,585	1,777
KeyCorp	5.100%	3/24/21	1,125	1,164
Lloyds TSB Bank plc	6.375%	1/21/21	1,900	2,011
Merrill Lynch & Co. Inc.	5.700%	5/2/17	400	422
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,175	2,474
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	454
Morgan Stanley	5.450%	1/9/17	5,025	5,401
Morgan Stanley	5.550%	4/27/17	900	975
Morgan Stanley	5.950%	12/28/17	175	192
Morgan Stanley	6.625%	4/1/18	525	590
Morgan Stanley	7.300%	5/13/19	350	403
Morgan Stanley	5.625%	9/23/19	290	302
Morgan Stanley	5.500%	1/26/20	4,750	4,884
Morgan Stanley	5.500%	7/24/20	425	438
Morgan Stanley	5.750%	1/25/21	1,875	1,952
National City Corp.	6.875%	5/15/19	1,750	2,045
Northern Trust Corp.	3.450%	11/4/20	300	294
PNC Funding Corp.	5.125%	2/8/20	1,250	1,352
Royal Bank of Scotland Group plc	6.400%	10/21/19	2,425	2,565
Royal Bank of Scotland plc	5.625%	8/24/20	75	77
Sovereign Bank/Wyomissing PA	8.750%	5/30/18	400	480
State Street Corp.	4.956%	3/15/18	475	506
State Street Corp.	4.375%	3/7/21	600	615
SunTrust Banks Inc.	6.000%	9/11/17	100	112
UBS AG/Stamford CT	5.875%	7/15/16	500	555
UBS AG/Stamford CT	5.875%	12/20/17	1,550	1,753
UBS AG/Stamford CT	5.750%	4/25/18	200	222
UBS AG/Stamford CT	4.875%	8/4/20	2,375	2,472
US Bancorp	4.125%	5/24/21	350	352
Wachovia Corp.	5.625%	10/15/16	1,150	1,282
Wells Fargo & Co.	3.676%	6/15/16	850	882
Wells Fargo & Co.	5.625%	12/11/17	4,475	5,031

Wells Fargo & Co.	4.600%	4/1/21	1,375	1,401
Westpac Banking Corp.	4.875%	11/19/19	1,125	1,190

Brokerage (1.0%)
1 Ameriprise Financial Inc.	7.518%	6/1/66	350	380
BlackRock Inc.	6.250%	9/15/17	200	236
BlackRock Inc.	5.000%	12/10/19	900	971
Charles Schwab Corp.	4.450%	7/22/20	850	877
Jefferies Group Inc.	8.500%	7/15/19	1,730	2,100
Lazard Group LLC	6.850%	6/15/17	200	222
Nomura Holdings Inc.	6.700%	3/4/20	975	1,075

Finance Companies (3.0%)
Discover Financial Services	6.450%	6/12/17	100	113
Discover Financial Services	10.250%	7/15/19	300	398
1 GE Capital Trust I	6.375%	11/15/67	800	831
General Electric Capital Corp.	5.375%	10/20/16	500	559
General Electric Capital Corp.	5.625%	9/15/17	1,815	2,031
General Electric Capital Corp.	5.625%	5/1/18	1,820	2,013
2 General Electric Capital Corp.	6.000%	8/7/19	4,350	4,880
General Electric Capital Corp.	5.550%	5/4/20	250	273
General Electric Capital Corp.	4.375%	9/16/20	550	548
General Electric Capital Corp.	4.625%	1/7/21	975	989
General Electric Capital Corp.	5.300%	2/11/21	900	943
1 General Electric Capital Corp.	6.375%	11/15/67	400	415
HSBC Finance Corp.	6.676%	1/15/21	1,343	1,439
SLM Corp.	8.450%	6/15/18	1,750	1,975
SLM Corp.	8.000%	3/25/20	200	220

Insurance (5.6%)
ACE INA Holdings Inc.	5.700%	2/15/17	200	226
ACE INA Holdings Inc.	5.900%	6/15/19	1,025	1,176
Aetna Inc.	6.500%	9/15/18	750	883
Aetna Inc.	3.950%	9/1/20	1,100	1,090
Aflac Inc.	8.500%	5/15/19	800	992
Alleghany Corp.	5.625%	9/15/20	100	104
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	500	574
Allstate Corp.	7.450%	5/16/19	525	637
1 Allstate Corp.	6.125%	5/15/67	350	354
Alterra Finance LLC	6.250%	9/30/20	95	98
American International Group Inc.	5.600%	10/18/16	500	533
American International Group Inc.	5.450%	5/18/17	675	709
American International Group Inc.	5.850%	1/16/18	450	478
American International Group Inc.	8.250%	8/15/18	400	475
American International Group Inc.	6.400%	12/15/20	2,900	3,170
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	105
Axis Specialty Finance LLC	5.875%	6/1/20	200	209
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	775	871
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	200	205
Chubb Corp.	5.750%	5/15/18	575	653
1 Chubb Corp.	6.375%	3/29/67	550	580
CIGNA Corp.	4.375%	12/15/20	425	429
CIGNA Corp.	4.500%	3/15/21	125	127
CNA Financial Corp.	6.500%	8/15/16	550	624
CNA Financial Corp.	5.875%	8/15/20	100	107
Genworth Financial Inc.	8.625%	12/15/16	50	56
Genworth Financial Inc.	7.700%	6/15/20	400	424
Genworth Financial Inc.	7.200%	2/15/21	225	230

Hartford Financial Services Group Inc.	6.300%	3/15/18	100	111
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,675	1,764
Humana Inc.	6.450%	6/1/16	275	314
Lincoln National Corp.	8.750%	7/1/19	150	194
Manulife Financial Corp.	4.900%	9/17/20	925	950
MetLife Inc.	6.750%	6/1/16	2,550	3,003
MetLife Inc.	7.717%	2/15/19	145	178
PartnerRe Finance B LLC	5.500%	6/1/20	400	412
1 Progressive Corp.	6.700%	6/15/67	325	344
Protective Life Corp.	7.375%	10/15/19	100	116
Prudential Financial Inc.	7.375%	6/15/19	1,625	1,955
Prudential Financial Inc.	5.375%	6/21/20	150	162
1 Prudential Financial Inc.	8.875%	6/15/68	175	213
Travelers Cos. Inc.	5.800%	5/15/18	600	675
Travelers Cos. Inc.	5.900%	6/2/19	1,200	1,355
UnitedHealth Group Inc.	6.000%	2/15/18	2,050	2,347
Unum Group	5.625%	9/15/20	225	239
WellPoint Inc.	5.250%	1/15/16	100	112
WellPoint Inc.	7.000%	2/15/19	1,000	1,208
Willis Group Holdings plc	5.750%	3/15/21	450	467
Willis North America Inc.	7.000%	9/29/19	150	169
WR Berkley Corp.	5.375%	9/15/20	175	183

Other Finance (0.1%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	300	305

Real Estate Investment Trusts (2.7%)
AMB Property LP	4.500%	8/15/17	200	204
Boston Properties LP	5.875%	10/15/19	900	1,004
Boston Properties LP	5.625%	11/15/20	500	551
Brandywine Operating Partnership LP	5.700%	5/1/17	200	217
CommonWealth REIT	5.875%	9/15/20	400	423
Digital Realty Trust LP	5.250%	3/15/21	335	340
Duke Realty LP	6.750%	3/15/20	850	974
ERP Operating LP	5.750%	6/15/17	1,125	1,267
ERP Operating LP	4.750%	7/15/20	300	309
HCP Inc.	6.000%	1/30/17	300	330
HCP Inc.	6.700%	1/30/18	1,750	1,998
Health Care REIT Inc.	6.200%	6/1/16	925	1,041
Health Care REIT Inc.	4.700%	9/15/17	50	52
Hospitality Properties Trust	5.625%	3/15/17	350	370
Kimco Realty Corp.	6.875%	10/1/19	450	528
Liberty Property LP	4.750%	10/1/20	365	372
ProLogis	7.375%	10/30/19	450	528
ProLogis	6.875%	3/15/20	900	1,023
Realty Income Corp.	5.750%	1/15/21	450	487
Simon Property Group LP	5.250%	12/1/16	900	995
Simon Property Group LP	6.125%	5/30/18	325	370
Simon Property Group LP	10.350%	4/1/19	200	282
Simon Property Group LP	5.650%	2/1/20	1,050	1,157
UDR Inc.	4.250%	6/1/18	125	125
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	775	771
				208,732
Industrial (50.9%)
Basic Industry (5.8%)
Albemarle Corp.	4.500%	12/15/20	125	127
Alcoa Inc.	5.550%	2/1/17	2,100	2,286

Alcoa Inc.	6.750%	7/15/18	200	227
Alcoa Inc.	6.150%	8/15/20	775	839
Alcoa Inc.	5.400%	4/15/21	625	640
Allegheny Technologies Inc.	5.950%	1/15/21	265	288
ArcelorMittal	6.125%	6/1/18	1,050	1,131
ArcelorMittal	9.850%	6/1/19	175	225
ArcelorMittal	5.250%	8/5/20	2,925	2,914
Barrick Gold Corp.	6.950%	4/1/19	725	873
Barrick North America Finance LLC	6.800%	9/15/18	125	149
Barrick North America Finance LLC	4.400%	5/30/21	550	552
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	1,250	1,509
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	347
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	55
Cliffs Natural Resources Inc.	4.875%	4/1/21	550	561
Commercial Metals Co.	7.350%	8/15/18	500	552
Dow Chemical Co.	5.700%	5/15/18	675	752
Dow Chemical Co.	4.250%	11/15/20	3,250	3,205
Eastman Chemical Co.	4.500%	1/15/21	150	152
EI du Pont de Nemours & Co.	6.000%	7/15/18	225	262
EI du Pont de Nemours & Co.	4.625%	1/15/20	775	825
EI du Pont de Nemours & Co.	3.625%	1/15/21	500	489
EI du Pont de Nemours & Co.	4.250%	4/1/21	500	516
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,530	1,674
International Paper Co.	7.950%	6/15/18	1,800	2,195
International Paper Co.	9.375%	5/15/19	175	230
Lubrizol Corp.	8.875%	2/1/19	600	791
Newmont Mining Corp.	5.125%	10/1/19	150	164
Plum Creek Timberlands LP	4.700%	3/15/21	250	249
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,075	1,088
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	118
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	200	217
PPG Industries Inc.	6.650%	3/15/18	400	476
PPG Industries Inc.	3.600%	11/15/20	250	244
Praxair Inc.	4.500%	8/15/19	300	322
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,750	2,061
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	675	898
RPM International Inc.	6.125%	10/15/19	325	354
Sigma-Aldrich Corp.	3.375%	11/1/20	40	39
Southern Copper Corp.	5.375%	4/16/20	200	209
Teck Resources Ltd.	3.850%	8/15/17	400	413
Teck Resources Ltd.	10.750%	5/15/19	275	348
Vale Overseas Ltd.	5.625%	9/15/19	1,925	2,069
Vale Overseas Ltd.	4.625%	9/15/20	50	49

Capital Goods (5.5%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	214
Allied Waste North America Inc.	6.875%	6/1/17	200	218
Boeing Co.	3.750%	11/20/16	700	754
Boeing Co.	6.000%	3/15/19	225	265
Caterpillar Financial Services Corp.	7.150%	2/15/19	2,550	3,177
Caterpillar Inc.	5.700%	8/15/16	150	175
Caterpillar Inc.	7.900%	12/15/18	50	65
CRH America Inc.	6.000%	9/30/16	1,400	1,556
CRH America Inc.	8.125%	7/15/18	200	242
CRH America Inc.	5.750%	1/15/21	400	429
Danaher Corp.	5.400%	3/1/19	475	534
Deere & Co.	4.375%	10/16/19	450	480
Dover Corp.	4.300%	3/1/21	450	467

Embraer Overseas Ltd.	6.375%	1/24/17	200	219
Embraer Overseas Ltd.	6.375%	1/15/20	225	245
Emerson Electric Co.	4.875%	10/15/19	100	110
Emerson Electric Co.	4.250%	11/15/20	575	607
General Electric Co.	5.250%	12/6/17	2,475	2,779
Goodrich Corp.	4.875%	3/1/20	225	240
Goodrich Corp.	3.600%	2/1/21	375	361
Harsco Corp.	5.750%	5/15/18	475	529
Honeywell International Inc.	5.300%	3/1/18	1,850	2,096
Illinois Tool Works Inc.	6.250%	4/1/19	475	567
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	679	807
John Deere Capital Corp.	5.500%	4/13/17	800	922
John Deere Capital Corp.	2.800%	9/18/17	300	303
John Deere Capital Corp.	5.350%	4/3/18	250	284
L-3 Communications Corp.	5.200%	10/15/19	75	80
L-3 Communications Corp.	4.750%	7/15/20	325	335
L-3 Communications Corp.	4.950%	2/15/21	425	441
Lockheed Martin Corp.	4.250%	11/15/19	1,675	1,735
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,379
Owens Corning	6.500%	12/1/16	850	932
Raytheon Co.	4.400%	2/15/20	125	131
Raytheon Co.	3.125%	10/15/20	475	449
Republic Services Inc.	5.500%	9/15/19	1,225	1,349
Republic Services Inc.	5.000%	3/1/20	1,175	1,250
Roper Industries Inc.	6.250%	9/1/19	600	678
Tyco International Finance SA	3.750%	1/15/18	600	605
Tyco International Finance SA	8.500%	1/15/19	250	319
United Technologies Corp.	6.125%	2/1/19	1,150	1,358
United Technologies Corp.	4.500%	4/15/20	1,100	1,174
Waste Management Inc.	6.100%	3/15/18	650	748
Waste Management Inc.	4.750%	6/30/20	150	157

Communication (9.2%)
America Movil SAB de CV	5.000%	10/16/19	450	476
America Movil SAB de CV	5.000%	3/30/20	900	958
American Tower Corp.	7.000%	10/15/17	600	691
American Tower Corp.	4.500%	1/15/18	1,650	1,659
AT&T Inc.	5.500%	2/1/18	5,200	5,803
AT&T Inc.	4.450%	5/15/21	250	254
British Telecommunications plc	5.950%	1/15/18	850	953
CBS Corp.	8.875%	5/15/19	875	1,130
CBS Corp.	5.750%	4/15/20	440	482
CBS Corp.	4.300%	2/15/21	250	245
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,775	2,320
Comcast Corp.	6.500%	1/15/17	1,425	1,672
Comcast Corp.	6.300%	11/15/17	2,200	2,560
Comcast Corp.	5.700%	5/15/18	150	168
Comcast Corp.	5.150%	3/1/20	200	215
Deutsche Telekom International Finance BV	6.000%	7/8/19	725	842
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	2,275	2,532
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	200	214
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	400	405
Discovery Communications LLC	5.050%	6/1/20	775	821
Embarq Corp.	7.082%	6/1/16	1,675	1,900

France Telecom SA	5.375%	7/8/19	225	254
Grupo Televisa SA	6.000%	5/15/18	400	443
NBCUniversal Media LLC	5.150%	4/30/20	1,025	1,096
NBCUniversal Media LLC	4.375%	4/1/21	825	823
News America Inc.	6.900%	3/1/19	1,825	2,171
Omnicom Group Inc.	4.450%	8/15/20	650	650
Reed Elsevier Capital Inc.	8.625%	1/15/19	450	577
Rogers Communications Inc.	6.800%	8/15/18	850	1,010
RR Donnelley & Sons Co.	11.750%	2/1/19	500	640
Telecom Italia Capital SA	6.999%	6/4/18	375	421
Telecom Italia Capital SA	7.175%	6/18/19	700	794
Telefonica Emisiones SAU	6.421%	6/20/16	2,550	2,897
Telefonica Emisiones SAU	5.877%	7/15/19	310	335
Telefonica Emisiones SAU	5.134%	4/27/20	875	894
Telefonica Emisiones SAU	5.462%	2/16/21	225	233
Thomson Reuters Corp.	6.500%	7/15/18	150	177
Time Warner Cable Inc.	5.850%	5/1/17	3,025	3,402
Time Warner Cable Inc.	6.750%	7/1/18	1,500	1,744
Time Warner Cable Inc.	8.250%	4/1/19	925	1,154
Verizon Communications Inc.	5.500%	2/15/18	3,875	4,339
Verizon Communications Inc.	6.100%	4/15/18	200	230
Verizon Communications Inc.	8.750%	11/1/18	425	556
Verizon Communications Inc.	4.600%	4/1/21	300	310
Virgin Media Secured Finance plc	5.250%	1/15/21	500	520
Vodafone Group plc	4.625%	7/15/18	250	267
Vodafone Group plc	5.450%	6/10/19	600	672
Vodafone Group plc	4.375%	3/16/21	500	508

Consumer Cyclical (4.8%)
AutoZone Inc.	4.000%	11/15/20	300	289
Best Buy Co. Inc.	5.500%	3/15/21	300	302
BorgWarner Inc.	4.625%	9/15/20	75	77
Costco Wholesale Corp.	5.500%	3/15/17	825	965
CVS Caremark Corp.	6.125%	8/15/16	350	403
CVS Caremark Corp.	5.750%	6/1/17	1,600	1,812
CVS Caremark Corp.	6.600%	3/15/19	500	586
CVS Caremark Corp.	4.750%	5/18/20	75	78
Darden Restaurants Inc.	6.200%	10/15/17	300	346
eBay Inc.	3.250%	10/15/20	150	142
Expedia Inc.	7.456%	8/15/18	350	393
Expedia Inc.	5.950%	8/15/20	875	872
Family Dollar Stores Inc.	5.000%	2/1/21	100	99
Gap Inc.	5.950%	4/12/21	500	489
Home Depot Inc.	3.950%	9/15/20	1,400	1,405
Home Depot Inc.	4.400%	4/1/21	350	356
International Game Technology	5.500%	6/15/20	50	52
Johnson Controls Inc.	5.000%	3/30/20	725	783
Kohl's Corp.	6.250%	12/15/17	300	355
Lowe's Cos. Inc.	4.625%	4/15/20	1,100	1,181
Lowe's Cos. Inc.	3.750%	4/15/21	500	497
Macy's Retail Holdings Inc.	5.900%	12/1/16	700	793
McDonald's Corp.	5.350%	3/1/18	375	428
McDonald's Corp.	5.000%	2/1/19	500	560
McDonald's Corp.	3.500%	7/15/20	400	401
Nordstrom Inc.	6.250%	1/15/18	400	467
O'Reilly Automotive Inc.	4.875%	1/14/21	150	153
Target Corp.	5.875%	7/15/16	200	235
Target Corp.	6.000%	1/15/18	2,150	2,516

Time Warner Inc.	5.875%	11/15/16	675	776
Time Warner Inc.	4.875%	3/15/20	2,950	3,079
TJX Cos. Inc.	6.950%	4/15/19	150	184
Toll Brothers Finance Corp.	6.750%	11/1/19	200	210
Toyota Motor Credit Corp.	4.500%	6/17/20	650	680
Toyota Motor Credit Corp.	4.250%	1/11/21	125	129
Viacom Inc.	3.500%	4/1/17	775	791
Wal-Mart Stores Inc.	5.375%	4/5/17	200	230
Wal-Mart Stores Inc.	5.800%	2/15/18	100	116
Wal-Mart Stores Inc.	3.625%	7/8/20	725	720
Wal-Mart Stores Inc.	3.250%	10/25/20	1,825	1,761
Wal-Mart Stores Inc.	4.250%	4/15/21	300	308
Walt Disney Co.	5.625%	9/15/16	550	640
Western Union Co.	5.930%	10/1/16	300	341
Yum! Brands Inc.	6.250%	3/15/18	650	750

Consumer Noncyclical (12.9%)
Abbott Laboratories	5.600%	11/30/17	1,750	2,033
Abbott Laboratories	5.125%	4/1/19	550	611
Abbott Laboratories	4.125%	5/27/20	300	308
Altria Group Inc.	9.700%	11/10/18	2,375	3,182
Altria Group Inc.	9.250%	8/6/19	475	627
Altria Group Inc.	4.750%	5/5/21	450	453
Amgen Inc.	5.850%	6/1/17	1,675	1,951
Amgen Inc.	5.700%	2/1/19	150	171
Amgen Inc.	3.450%	10/1/20	275	265
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	750	845
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	575	733
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	733
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,100	1,217
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	175	189
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,350	1,384
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	569
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	235
AstraZeneca plc	5.900%	9/15/17	1,050	1,230
Baxter International Inc.	5.900%	9/1/16	700	826
Becton Dickinson and Co.	3.250%	11/12/20	450	432
Bottling Group LLC	5.125%	1/15/19	500	555
Bunge Ltd. Finance Corp.	8.500%	6/15/19	700	860
Campbell Soup Co.	3.050%	7/15/17	125	128
Campbell Soup Co.	4.250%	4/15/21	425	437
Cardinal Health Inc.	4.625%	12/15/20	200	204
CareFusion Corp.	6.375%	8/1/19	750	860
Celgene Corp.	3.950%	10/15/20	65	63
Coca-Cola Co.	5.350%	11/15/17	475	553
Coca-Cola Co.	3.150%	11/15/20	1,000	972
Colgate-Palmolive Co.	2.625%	5/1/17	300	305
Corn Products International Inc.	4.625%	11/1/20	50	51
Covidien International Finance SA	6.000%	10/15/17	825	968
CR Bard Inc.	4.400%	1/15/21	1,200	1,252
Diageo Capital plc	5.500%	9/30/16	200	228
Diageo Capital plc	5.750%	10/23/17	500	579
Diageo Capital plc	4.828%	7/15/20	100	106
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	770	926
Eli Lilly & Co.	5.200%	3/15/17	250	285
Energizer Holdings Inc.	4.700%	5/19/21	525	529
General Mills Inc.	5.700%	2/15/17	675	776
General Mills Inc.	5.650%	2/15/19	1,550	1,762

Gilead Sciences Inc.	4.500%	4/1/21	450	461
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,825	2,092
Hershey Co.	4.125%	12/1/20	225	232
Hormel Foods Corp.	4.125%	4/15/21	100	103
Johnson & Johnson	5.550%	8/15/17	175	204
Johnson & Johnson	5.150%	7/15/18	1,100	1,250
Kellogg Co.	3.250%	5/21/18	525	528
Kellogg Co.	4.150%	11/15/19	75	78
Kellogg Co.	4.000%	12/15/20	600	606
Kimberly-Clark Corp.	6.125%	8/1/17	579	688
Kimberly-Clark Corp.	7.500%	11/1/18	425	537
Kimberly-Clark Corp.	3.625%	8/1/20	100	100
Kimberly-Clark Corp.	3.875%	3/1/21	75	77
Koninklijke Philips Electronics NV	5.750%	3/11/18	875	1,005
Kraft Foods Inc.	6.500%	8/11/17	775	911
Kraft Foods Inc.	6.125%	2/1/18	3,350	3,836
Kraft Foods Inc.	6.125%	8/23/18	400	460
Kraft Foods Inc.	5.375%	2/10/20	675	736
Kroger Co.	6.400%	8/15/17	600	711
Kroger Co.	6.150%	1/15/20	250	292
Laboratory Corp. of America Holdings	4.625%	11/15/20	900	921
Life Technologies Corp.	5.000%	1/15/21	400	412
Lorillard Tobacco Co.	8.125%	6/23/19	200	240
Lorillard Tobacco Co.	6.875%	5/1/20	450	500
McKesson Corp.	4.750%	3/1/21	800	839
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,150	1,221
Medco Health Solutions Inc.	7.125%	3/15/18	1,550	1,853
Medtronic Inc.	4.450%	3/15/20	875	926
Merck & Co. Inc.	5.000%	6/30/19	1,500	1,666
Merck & Co. Inc.	3.875%	1/15/21	300	302
Newell Rubbermaid Inc.	4.700%	8/15/20	100	102
Novartis Capital Corp.	4.400%	4/24/20	300	320
Novartis Securities Investment Ltd.	5.125%	2/10/19	1,950	2,169
PepsiCo Inc./NC	5.000%	6/1/18	450	502
PepsiCo Inc./NC	7.900%	11/1/18	2,200	2,845
Pfizer Inc.	6.200%	3/15/19	2,075	2,444
Philip Morris International Inc.	5.650%	5/16/18	2,000	2,279
Philip Morris International Inc.	4.500%	3/26/20	675	711
Procter & Gamble Co.	4.700%	2/15/19	1,445	1,600
Quest Diagnostics Inc./DE	4.700%	4/1/21	500	515
Reynolds American Inc.	7.625%	6/1/16	375	452
Reynolds American Inc.	6.750%	6/15/17	700	813
Safeway Inc.	6.350%	8/15/17	575	665
Safeway Inc.	5.000%	8/15/19	125	132
Safeway Inc.	3.950%	8/15/20	350	345
Sanofi	4.000%	3/29/21	1,075	1,084
Sara Lee Corp.	4.100%	9/15/20	100	98
St. Jude Medical Inc.	4.875%	7/15/19	400	435
Stryker Corp.	4.375%	1/15/20	100	105
Sysco Corp.	5.250%	2/12/18	150	168
Thermo Fisher Scientific Inc.	4.500%	3/1/21	175	182
Unilever Capital Corp.	4.250%	2/10/21	1,400	1,471
Wyeth	5.450%	4/1/17	900	1,038
Zimmer Holdings Inc.	4.625%	11/30/19	175	187

Energy (6.4%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,875	2,113
Anadarko Petroleum Corp.	6.375%	9/15/17	475	545

Apache Corp.	5.625%	1/15/17	300	347
Apache Corp.	3.625%	2/1/21	1,400	1,367
BP Capital Markets plc	4.750%	3/10/19	1,200	1,272
BP Capital Markets plc	4.500%	10/1/20	575	588
BP Capital Markets plc	4.742%	3/11/21	450	465
Cameron International Corp.	4.500%	6/1/21	350	350
Canadian Natural Resources Ltd.	5.700%	5/15/17	775	884
Cenovus Energy Inc.	5.700%	10/15/19	450	517
Chevron Corp.	4.950%	3/3/19	600	671
ConocoPhillips	5.750%	2/1/19	450	523
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,300	2,673
Devon Energy Corp.	6.300%	1/15/19	225	268
Encana Corp.	5.900%	12/1/17	825	953
Ensco plc	4.700%	3/15/21	425	434
EOG Resources Inc.	5.625%	6/1/19	150	170
EOG Resources Inc.	4.100%	2/1/21	1,100	1,100
Halliburton Co.	6.150%	9/15/19	1,000	1,181
Hess Corp.	8.125%	2/15/19	400	512
Husky Energy Inc.	7.250%	12/15/19	200	244
Marathon Oil Corp.	5.900%	3/15/18	1,000	1,147
Marathon Petroleum Corp.	5.125%	3/1/21	100	104
Nabors Industries Inc.	9.250%	1/15/19	1,300	1,685
Noble Energy Inc.	8.250%	3/1/19	350	452
Noble Holding International Ltd.	4.625%	3/1/21	325	336
Occidental Petroleum Corp.	4.125%	6/1/16	1,900	2,074
Petro-Canada	6.050%	5/15/18	600	691
Rowan Cos. Inc.	5.000%	9/1/17	650	702
Shell International Finance BV	4.300%	9/22/19	1,750	1,845
Shell International Finance BV	4.375%	3/25/20	1,100	1,170
Statoil ASA	3.125%	8/17/17	125	126
Statoil ASA	5.250%	4/15/19	1,750	1,954
Suncor Energy Inc.	6.100%	6/1/18	450	518
Talisman Energy Inc.	7.750%	6/1/19	300	374
Total Capital SA	4.450%	6/24/20	125	132
Total Capital SA	4.125%	1/28/21	900	921
Transocean Inc.	6.000%	3/15/18	1,150	1,277
Transocean Inc.	6.500%	11/15/20	115	130
Valero Energy Corp.	9.375%	3/15/19	500	654
Valero Energy Corp.	6.125%	2/1/20	975	1,091
Weatherford International Ltd./Bermuda	5.125%	9/15/20	1,800	1,858
XTO Energy Inc.	5.500%	6/15/18	300	348
XTO Energy Inc.	6.500%	12/15/18	200	247

Other Industrial (0.0%)
Cornell University New York Revenue	5.450%	2/1/19	150	170

Technology (4.0%)
Adobe Systems Inc.	4.750%	2/1/20	400	417
Agilent Technologies Inc.	6.500%	11/1/17	1,500	1,747
Arrow Electronics Inc.	5.125%	3/1/21	300	303
Cisco Systems Inc.	4.950%	2/15/19	625	684
Cisco Systems Inc.	4.450%	1/15/20	2,075	2,165
Computer Sciences Corp.	6.500%	3/15/18	1,100	1,217
Dell Inc.	5.875%	6/15/19	250	282
Dell Inc.	4.625%	4/1/21	375	384
Fiserv Inc.	4.625%	10/1/20	300	302
Google Inc.	3.625%	5/19/21	400	395
Harris Corp.	4.400%	12/15/20	425	432

Hewlett-Packard Co.	5.400%	3/1/17	300	343
Hewlett-Packard Co.	5.500%	3/1/18	550	619
Hewlett-Packard Co.	3.750%	12/1/20	675	659
Hewlett-Packard Co.	4.300%	6/1/21	175	176
International Business Machines Corp.	5.700%	9/14/17	2,200	2,564
International Business Machines Corp.	7.625%	10/15/18	929	1,187
Juniper Networks Inc.	4.600%	3/15/21	90	93
KLA-Tencor Corp.	6.900%	5/1/18	350	401
Microsoft Corp.	4.200%	6/1/19	700	741
Microsoft Corp.	4.000%	2/8/21	50	51
Nokia Oyj	5.375%	5/15/19	1,725	1,813
Oracle Corp.	5.750%	4/15/18	1,800	2,069
Oracle Corp.	3.875%	7/15/20	1,025	1,037
SAIC Inc.	4.450%	12/1/20	150	156
Symantec Corp.	4.200%	9/15/20	125	121
Tyco Electronics Group SA	6.550%	10/1/17	800	950
Xerox Corp.	6.350%	5/15/18	1,775	2,049

Transportation (2.3%)
1 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	1/31/21	150	147
1 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	710	831
Burlington Northern Santa Fe LLC	5.650%	5/1/17	850	974
Canadian National Railway Co.	5.550%	3/1/19	325	371
Con-way Inc.	7.250%	1/15/18	200	223
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	7/8/16	564	652
1 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	190	206
CSX Corp.	7.375%	2/1/19	1,675	2,057
1 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	220	240
1 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	690	690
FedEx Corp.	8.000%	1/15/19	150	190
Norfolk Southern Corp.	5.750%	4/1/18	200	228
Norfolk Southern Corp.	5.900%	6/15/19	1,700	1,964
Ryder System Inc.	5.850%	11/1/16	100	113
Ryder System Inc.	3.500%	6/1/17	175	176
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	784	894
Union Pacific Corp.	5.700%	8/15/18	1,300	1,493
Union Pacific Corp.	6.125%	2/15/20	150	177
Union Pacific Corp.	4.000%	2/1/21	300	306
United Parcel Service Inc.	5.500%	1/15/18	150	172
United Parcel Service Inc.	5.125%	4/1/19	600	681
United Parcel Service Inc.	3.125%	1/15/21	500	479
				295,262
Utilities (10.2%)
Electric (6.2%)
American Water Capital Corp.	6.085%	10/15/17	450	520
Appalachian Power Co.	7.950%	1/15/20	175	223
Appalachian Power Co.	4.600%	3/30/21	1,000	1,020
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,102
Commonwealth Edison Co.	4.000%	8/1/20	800	800
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	693
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	200	248

Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	500	529
Consumers Energy Co.	6.700%	9/15/19	125	151
Consumers Energy Co.	5.650%	4/15/20	175	199
Detroit Edison Co.	3.900%	6/1/21	475	477
Dominion Resources Inc.	5.200%	8/15/19	2,100	2,310
Dominion Resources Inc./VA	8.875%	1/15/19	450	587
Dominion Resources Inc./VA	4.450%	3/15/21	275	284
1 Dominion Resources Inc./VA	7.500%	6/30/66	200	212
Duke Energy Carolinas LLC	7.000%	11/15/18	1,100	1,356
Duke Energy Corp.	5.050%	9/15/19	775	842
Duke Energy Indiana Inc.	3.750%	7/15/20	700	702
Entergy Arkansas Inc.	3.750%	2/15/21	425	410
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	169
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	318
Exelon Generation Co. LLC	6.200%	10/1/17	275	313
Exelon Generation Co. LLC	4.000%	10/1/20	1,100	1,058
Florida Power Corp.	5.650%	6/15/18	225	260
Georgia Power Co.	5.700%	6/1/17	200	231
Georgia Power Co.	4.250%	12/1/19	725	765
Great Plains Energy Inc.	4.850%	6/1/21	675	688
Kentucky Utilities Co.	3.250%	11/1/20	525	507
LG&E and KU Energy LLC	3.750%	11/15/20	195	186
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,625	1,846
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	300	341
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	1,275	1,786
Nevada Power Co.	7.125%	3/15/19	650	789
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	350	393
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	400	402
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	225	226
Northern States Power Co./MN	5.250%	3/1/18	1,350	1,516
NSTAR	4.500%	11/15/19	244	257
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	475	562
Pacific Gas & Electric Co.	5.625%	11/30/17	1,400	1,598
Pacific Gas & Electric Co.	8.250%	10/15/18	650	845
Pennsylvania Electric Co.	5.200%	4/1/20	350	372
Progress Energy Carolina	5.300%	1/15/19	1,425	1,603
PSEG Power LLC	5.125%	4/15/20	1,500	1,589
Public Service Co. of Oklahoma	4.400%	2/1/21	500	512
Public Service Electric & Gas Co.	3.500%	8/15/20	375	371
SCANA Corp.	4.750%	5/15/21	800	809
Southern California Edison Co.	5.500%	8/15/18	100	115
Southern California Edison Co.	3.875%	6/1/21	500	504
Southwestern Electric Power Co.	5.875%	3/1/18	300	331
TransAlta Corp.	6.650%	5/15/18	550	634
UIL Holdings Corp.	4.625%	10/1/20	150	148
Union Electric Co.	6.700%	2/1/19	200	236
1 Wisconsin Energy Corp.	6.250%	5/15/67	350	355
Xcel Energy Inc.	4.700%	5/15/20	600	634

Natural Gas (4.0%)
Buckeye Partners LP	4.875%	2/1/21	350	361
CenterPoint Energy Resources Corp.	4.500%	1/15/21	300	305
Enbridge Energy Partners LP	6.500%	4/15/18	400	465
Enbridge Energy Partners LP	9.875%	3/1/19	800	1,070
Energy Transfer Partners LP	6.700%	7/1/18	500	576
Energy Transfer Partners LP	9.700%	3/15/19	200	265

Energy Transfer Partners LP	9.000%	4/15/19	400	514
Enterprise Products Operating LLC	6.300%	9/15/17	1,575	1,827
Enterprise Products Operating LLC	6.500%	1/31/19	500	581
Enterprise Products Operating LLC	5.200%	9/1/20	300	320
EQT Corp.	8.125%	6/1/19	575	714
Kinder Morgan Energy Partners LP	5.950%	2/15/18	200	224
Kinder Morgan Energy Partners LP	9.000%	2/1/19	275	356
Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,900	2,238
Magellan Midstream Partners LP	4.250%	2/1/21	575	579
National Grid plc	6.300%	8/1/16	1,050	1,214
Nisource Finance Corp.	6.400%	3/15/18	1,825	2,087
ONEOK Partners LP	8.625%	3/1/19	1,275	1,651
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	150	172
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	800	881
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	300	312
Sempra Energy	9.800%	2/15/19	650	877
Tennessee Gas Pipeline Co.	7.500%	4/1/17	450	550
TransCanada PipeLines Ltd.	6.500%	8/15/18	850	1,016
TransCanada PipeLines Ltd.	3.800%	10/1/20	650	649
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	350	356
Williams Partners LP	5.250%	3/15/20	650	703
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	1,800	2,171

Other Utility (0.0%)
Veolia Environnement SA	6.000%	6/1/18	150	172
				59,140
Total Corporate Bonds (Cost $547,667)				563,134
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	150	164
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	290	326
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	200	218
Total Taxable Municipal Bonds (Cost $693)				708
			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
3 Vanguard Market Liquidity Fund
(Cost $11,529)	0.155%		11,529,000	11,529

Total Investments (100.5%) (Cost $567,669)				583,169
Other Assets and Liabilities-Net (-0.5%)				(3,060)
Net Assets (100%)				580,109

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $208,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Intermediate-Term Corporate Bond Index Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,798	—
Corporate Bonds	—	563,134	—
Taxable Municipal Bonds	—	708	—
Temporary Cash Investments	11,529	—	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	11,529	571,640	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Intermediate-Term Corporate Bond Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2011	17	2,025	12
10-Year U.S. Treasury Note	September 2011	(11)	(1,348)	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $567,687,000. Net unrealized appreciation of investment securities for tax purposes was $15,482,000, consisting of unrealized gains of $15,920,000 on securities that had risen in value since their purchase and $438,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of May 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
U.S. Government Securities (0.9%)
	United States Treasury Note/Bond	3.125%	5/15/21	950	956
	United States Treasury Note/Bond	4.750%	2/15/41	115	125
Total U.S. Government and Agency Obligations (Cost $1,081)					1,081
Corporate Bonds (97.6%)
Finance (21.2%)
	Banking (11.5%)
1	Abbey National Capital Trust I	8.963%	12/29/49	100	112
	American Express Co.	8.150%	3/19/38	255	353
	Bank of America NA	6.000%	10/15/36	350	354
	Bank One Capital III	8.750%	9/1/30	225	291
	Bank One Corp.	7.625%	10/15/26	50	62
1	BB&T Capital Trust IV	6.820%	6/12/77	125	129
	Capital One Capital III	7.686%	8/15/36	325	334
	Capital One Capital V	10.250%	8/15/39	125	133
	Citigroup Inc.	6.125%	8/25/36	400	404
	Citigroup Inc.	6.875%	3/5/38	675	777
	Citigroup Inc.	8.125%	7/15/39	700	909
	Credit Suisse USA Inc.	7.125%	7/15/32	25	31
	Fifth Third Bancorp	8.250%	3/1/38	282	349
	FleetBoston Financial Corp.	6.700%	7/15/28	100	106
	Goldman Sachs Group Inc.	5.950%	1/15/27	300	300
	Goldman Sachs Group Inc.	6.450%	5/1/36	325	318
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,325	1,332
	Goldman Sachs Group Inc.	6.250%	2/1/41	400	406
	HSBC Bank USA NA	5.875%	11/1/34	200	205
	HSBC Bank USA NA	7.000%	1/15/39	375	439
	HSBC Holdings plc	6.500%	5/2/36	225	240
	HSBC Holdings plc	6.500%	9/15/37	100	108
	HSBC Holdings plc	6.800%	6/1/38	575	636
	JP Morgan Chase Capital XX	6.550%	9/29/36	75	77
1	JP Morgan Chase Capital XXII	6.450%	1/15/87	375	384
	JP Morgan Chase Capital XXV	6.800%	10/1/37	100	102
	JPMorgan Chase & Co.	6.400%	5/15/38	680	777
	JPMorgan Chase & Co.	5.500%	10/15/40	50	51
	JPMorgan Chase Capital XXVII	7.000%	11/1/39	125	129
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	391
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	600	703
	Morgan Stanley	6.000%	9/27/25	300	299
	Morgan Stanley	6.250%	8/9/26	250	272
	NB Capital Trust II	7.830%	12/15/26	350	356
	Santander UK plc	7.950%	10/26/29	150	170
	UBS AG	5.750%	4/25/18	250	278
	Wachovia Bank NA	6.600%	1/15/38	960	1,101
	Wachovia Corp.	5.500%	8/1/35	140	139
	Wells Fargo Bank NA	5.950%	8/26/36	175	186
	Wells Fargo Capital X	5.950%	12/15/36	175	175

Brokerage (0.1%)
Jefferies Group Inc.	6.250%	1/15/36	100	96

Finance Companies (2.9%)
General Electric Capital Corp.	5.550%	1/5/26	475	488
General Electric Capital Corp.	6.750%	3/15/32	475	543
General Electric Capital Corp.	6.150%	8/7/37	275	294
General Electric Capital Corp.	5.875%	1/14/38	1,850	1,926
SLM Corp.	5.625%	8/1/33	300	268

Insurance (6.3%)
ACE INA Holdings Inc.	6.700%	5/15/36	100	119
Aetna Inc.	6.625%	6/15/36	150	171
Aetna Inc.	6.750%	12/15/37	100	116
Aflac Inc.	6.900%	12/17/39	100	111
Allstate Corp.	6.900%	5/15/38	200	237
1 Allstate Corp.	6.500%	5/15/57	200	207
American International Group Inc.	6.250%	5/1/36	90	93
American International Group Inc.	6.250%	3/15/37	160	148
1 American International Group Inc.	8.175%	5/15/58	875	962
AON Corp.	6.250%	9/30/40	125	136
AXA SA	8.600%	12/15/30	255	316
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	200	216
Chubb Corp.	6.000%	5/11/37	290	315
Chubb Corp.	6.500%	5/15/38	50	58
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	71
Genworth Financial Inc.	7.625%	9/24/21	100	104
Hartford Financial Services Group Inc.	6.100%	10/1/41	150	152
Lincoln National Corp.	6.150%	4/7/36	100	108
Lincoln National Corp.	7.000%	6/15/40	125	147
1 MetLife Inc.	6.400%	12/15/66	235	235
MetLife Inc.	5.875%	2/6/41	515	536
Progressive Corp.	6.625%	3/1/29	100	115
Protective Life Corp.	8.450%	10/15/39	100	116
Prudential Financial Inc.	5.750%	7/15/33	525	534
Transatlantic Holdings Inc.	8.000%	11/30/39	75	84
Travelers Cos. Inc.	6.250%	6/15/37	625	689
Travelers Cos. Inc.	5.350%	11/1/40	80	79
UnitedHealth Group Inc.	5.800%	3/15/36	450	463
UnitedHealth Group Inc.	6.875%	2/15/38	460	536
Validus Holdings Ltd.	8.875%	1/26/40	35	38
WellPoint Inc.	5.800%	8/15/40	300	309
XL Group plc	6.250%	5/15/27	100	105

Real Estate Investment Trusts (0.4%)
HCP Inc.	6.750%	2/1/41	175	191
Health Care REIT Inc.	5.250%	1/15/22	125	126
Simon Property Group LP	6.750%	2/1/40	75	87
				25,563
Industrial (60.3%)
Basic Industry (4.8%)
Agrium Inc.	6.125%	1/15/41	100	108
Alcoa Inc.	5.900%	2/1/27	275	281
Alcoa Inc.	6.750%	1/15/28	100	110
ArcelorMittal	7.000%	10/15/39	365	380
Barrick North America Finance LLC	7.500%	9/15/38	75	94
Barrick North America Finance LLC	5.700%	5/30/41	200	200

Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	53
Cliffs Natural Resources Inc.	6.250%	10/1/40	350	358
Dow Chemical Co.	9.400%	5/15/39	275	424
EI du Pont de Nemours & Co.	4.900%	1/15/41	400	389
International Paper Co.	7.500%	8/15/21	190	229
International Paper Co.	7.300%	11/15/39	125	144
Monsanto Co.	5.875%	4/15/38	50	56
Newmont Mining Corp.	6.250%	10/1/39	200	218
Nucor Corp.	4.125%	9/15/22	175	174
Nucor Corp.	6.400%	12/1/37	50	60
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	100	104
PPG Industries Inc.	7.700%	3/15/38	100	130
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	461
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	50	49
Southern Copper Corp.	7.500%	7/27/35	325	351
Teck Resources Ltd.	6.125%	10/1/35	150	158
Teck Resources Ltd.	6.000%	8/15/40	25	27
Vale Overseas Ltd.	8.250%	1/17/34	325	402
Vale Overseas Ltd.	6.875%	11/21/36	700	767
Vale Overseas Ltd.	6.875%	11/10/39	55	60

Capital Goods (4.4%)
3M Co.	6.375%	2/15/28	100	117
Boeing Co.	6.875%	3/15/39	240	302
Caterpillar Inc.	6.050%	8/15/36	525	604
Caterpillar Inc.	5.200%	5/27/41	50	50
Deere & Co.	5.375%	10/16/29	525	571
Dover Corp.	6.600%	3/15/38	135	166
Emerson Electric Co.	5.250%	11/15/39	80	83
Honeywell International Inc.	5.700%	3/15/36	300	330
Honeywell International Inc.	5.700%	3/15/37	25	28
Lafarge SA	7.125%	7/15/36	150	152
Lockheed Martin Corp.	5.720%	6/1/40	470	501
Northrop Grumman Corp.	5.050%	11/15/40	150	146
Northrop Grumman Systems Corp.	7.750%	2/15/31	25	33
Owens Corning	7.000%	12/1/36	150	153
Parker Hannifin Corp.	3.500%	9/15/22	75	72
Raytheon Co.	4.875%	10/15/40	85	81
Republic Services Inc.	5.250%	11/15/21	525	560
Republic Services Inc.	5.700%	5/15/41	100	101
Sonoco Products Co.	5.750%	11/1/40	25	26
Stanley Black & Decker Inc.	5.200%	9/1/40	25	25
Tyco International Finance SA	4.625%	1/15/23	50	51
United Technologies Corp.	7.500%	9/15/29	75	99
United Technologies Corp.	5.700%	4/15/40	575	636
Waste Management Inc.	7.100%	8/1/26	175	213
Waste Management Inc.	6.125%	11/30/39	200	215

Communication (15.5%)
Alltel Corp.	7.875%	7/1/32	150	201
America Movil SAB de CV	6.125%	3/30/40	400	433
AT&T Inc.	6.150%	9/15/34	1,025	1,075
AT&T Inc.	6.800%	5/15/36	150	169
AT&T Inc.	6.500%	9/1/37	1,100	1,205
AT&T Inc.	6.300%	1/15/38	875	927
AT&T Inc.	6.400%	5/15/38	275	297
AT&T Inc.	5.350%	9/1/40	215	206
AT&T Mobility LLC	7.125%	12/15/31	250	310

British Telecommunications plc	9.875%	12/15/30	450	643
CBS Corp.	7.875%	7/30/30	300	363
CenturyLink Inc.	7.600%	9/15/39	150	153
Comcast Corp.	5.650%	6/15/35	225	223
Comcast Corp.	6.500%	11/15/35	75	82
Comcast Corp.	6.450%	3/15/37	100	109
Comcast Corp.	6.950%	8/15/37	1,265	1,451
Comcast Corp.	6.400%	5/15/38	150	162
Deutsche Telekom International Finance BV	8.750%	6/15/30	585	802
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	350	359
Discovery Communications LLC	6.350%	6/1/40	200	215
Embarq Corp.	7.995%	6/1/36	225	246
France Telecom SA	8.500%	3/1/31	285	395
Grupo Televisa SA	6.625%	3/18/25	100	112
GTE Corp.	8.750%	11/1/21	125	167
Koninklijke KPN NV	8.375%	10/1/30	100	132
NBCUniversal Media LLC	6.400%	4/30/40	175	191
NBCUniversal Media LLC	5.950%	4/1/41	200	207
News America Inc.	7.700%	10/30/25	50	62
News America Inc.	6.200%	12/15/34	150	156
News America Inc.	6.150%	3/1/37	1,000	1,032
News America Inc.	6.150%	2/15/41	100	103
News America Inc.	7.750%	12/1/45	300	368
Qwest Corp.	7.500%	6/15/23	225	227
Qwest Corp.	7.250%	9/15/25	100	106
Qwest Corp.	7.125%	11/15/43	75	74
Telecom Italia Capital SA	7.200%	7/18/36	275	280
Telecom Italia Capital SA	7.721%	6/4/38	375	401
Telefonica Emisiones SAU	7.045%	6/20/36	775	862
Thomson Reuters Corp.	5.500%	8/15/35	100	102
Time Warner Cable Inc.	6.550%	5/1/37	750	798
Time Warner Cable Inc.	7.300%	7/1/38	325	377
Time Warner Cable Inc.	5.875%	11/15/40	150	147
United States Cellular Corp.	6.700%	12/15/33	100	101
Verizon Communications Inc.	8.750%	11/1/18	100	131
Verizon Communications Inc.	6.250%	4/1/37	40	43
Verizon Communications Inc.	6.400%	2/15/38	150	165
Verizon Communications Inc.	6.900%	4/15/38	910	1,058
Verizon Communications Inc.	8.950%	3/1/39	250	356
Verizon Communications Inc.	6.000%	4/1/41	350	368
Verizon Global Funding Corp.	7.750%	12/1/30	50	64
Vodafone Group plc	7.875%	2/15/30	375	497

Consumer Cyclical (7.8%)
CVS Caremark Corp.	6.250%	6/1/27	375	419
CVS Caremark Corp.	5.750%	5/15/41	45	45
Daimler Finance North America LLC	8.500%	1/18/31	200	277
Historic TW Inc.	6.625%	5/15/29	1,075	1,183
Home Depot Inc.	5.875%	12/16/36	450	468
Home Depot Inc.	5.400%	9/15/40	335	326
Home Depot Inc.	5.950%	4/1/41	125	131
Johnson Controls Inc.	5.700%	3/1/41	100	104
Kohl's Corp.	6.875%	12/15/37	75	89
Lowe's Cos. Inc.	5.500%	10/15/35	375	387
Macy's Retail Holdings Inc.	6.900%	4/1/29	200	227
Macy's Retail Holdings Inc.	6.375%	3/15/37	150	160
McDonald's Corp.	6.300%	10/15/37	325	389

Nordstrom Inc.	7.000%	1/15/38	70	85
Target Corp.	7.000%	7/15/31	675	823
Time Warner Inc.	7.625%	4/15/31	100	120
Time Warner Inc.	7.700%	5/1/32	375	457
Time Warner Inc.	6.250%	3/29/41	100	104
Viacom Inc.	6.875%	4/30/36	600	682
Wal-Mart Stores Inc.	5.875%	4/5/27	250	282
Wal-Mart Stores Inc.	7.550%	2/15/30	625	817
Wal-Mart Stores Inc.	5.250%	9/1/35	100	101
Wal-Mart Stores Inc.	6.500%	8/15/37	675	786
Wal-Mart Stores Inc.	6.200%	4/15/38	125	141
Wal-Mart Stores Inc.	5.625%	4/1/40	50	52
Wal-Mart Stores Inc.	5.625%	4/15/41	300	313
Western Union Co.	6.200%	11/17/36	100	105
Yum! Brands Inc.	6.875%	11/15/37	225	261

Consumer Noncyclical (12.1%)
Abbott Laboratories	6.150%	11/30/37	200	230
Abbott Laboratories	5.300%	5/27/40	175	180
Altria Group Inc.	9.950%	11/10/38	150	219
Altria Group Inc.	10.200%	2/6/39	350	521
Amgen Inc.	6.375%	6/1/37	350	399
Amgen Inc.	6.400%	2/1/39	300	343
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	500	704
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	289
Archer-Daniels-Midland Co.	5.375%	9/15/35	175	183
Archer-Daniels-Midland Co.	5.765%	3/1/41	225	242
AstraZeneca plc	6.450%	9/15/37	615	728
Bristol-Myers Squibb Co.	6.125%	5/1/38	425	496
Celgene Corp.	5.700%	10/15/40	25	25
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	75	103
ConAgra Foods Inc.	8.250%	9/15/30	125	153
Corn Products International Inc.	6.625%	4/15/37	25	28
Covidien International Finance SA	6.550%	10/15/37	200	236
Delhaize Group SA	5.700%	10/1/40	100	97
Diageo Capital plc	5.875%	9/30/36	300	334
Eli Lilly & Co.	5.500%	3/15/27	325	355
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	766
Hasbro Inc.	6.350%	3/15/40	100	105
Hospira Inc.	5.600%	9/15/40	50	49
Johnson & Johnson	4.950%	5/15/33	425	436
Kellogg Co.	7.450%	4/1/31	175	226
Kimberly-Clark Corp.	5.300%	3/1/41	175	183
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	246
Kraft Foods Inc.	6.500%	2/9/40	1,000	1,128
Kroger Co.	7.500%	4/1/31	300	372
McKesson Corp.	6.000%	3/1/41	125	135
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	106
Medtronic Inc.	6.500%	3/15/39	100	121
Merck & Co. Inc.	6.400%	3/1/28	75	90
Merck & Co. Inc.	6.500%	12/1/33	400	482
Merck & Co. Inc.	6.550%	9/15/37	300	361
PepsiAmericas Inc.	5.500%	5/15/35	75	80
PepsiCo Inc.	4.875%	11/1/40	325	316
Pfizer Inc.	7.200%	3/15/39	820	1,044
Pharmacia Corp.	6.600%	12/1/28	250	303
Philip Morris International Inc.	6.375%	5/16/38	450	526
2 Procter & Gamble Co.	5.550%	3/5/37	365	403

Quest Diagnostics Inc.	6.950%	7/1/37	315	358
Ralcorp Holdings Inc.	6.625%	8/15/39	75	82
Safeway Inc.	7.250%	2/1/31	100	115
Sysco Corp.	5.375%	9/21/35	100	108
Unilever Capital Corp.	5.900%	11/15/32	425	490
Wyeth	6.000%	2/15/36	25	28
Wyeth	5.950%	4/1/37	100	110

Energy (9.8%)
Anadarko Finance Co.	7.500%	5/1/31	75	89
Anadarko Petroleum Corp.	6.450%	9/15/36	600	639
Anadarko Petroleum Corp.	6.200%	3/15/40	275	285
Apache Corp.	5.100%	9/1/40	325	320
Apache Corp.	5.250%	2/1/42	200	201
Baker Hughes Inc.	5.125%	9/15/40	250	247
Cameron International Corp.	5.950%	6/1/41	100	103
Canadian Natural Resources Ltd.	6.250%	3/15/38	560	627
Cenovus Energy Inc.	6.750%	11/15/39	175	206
ConocoPhillips	5.900%	5/15/38	35	39
ConocoPhillips	6.500%	2/1/39	300	358
ConocoPhillips Holding Co.	6.950%	4/15/29	325	401
Devon Financing Corp. ULC	7.875%	9/30/31	425	563
Encana Corp.	6.625%	8/15/37	250	285
Encana Corp.	6.500%	2/1/38	250	281
Halliburton Co.	6.700%	9/15/38	200	237
Halliburton Co.	7.450%	9/15/39	90	116
Hess Corp.	7.875%	10/1/29	50	64
Hess Corp.	7.300%	8/15/31	20	24
Hess Corp.	5.600%	2/15/41	670	671
Husky Energy Inc.	6.800%	9/15/37	200	231
Marathon Oil Corp.	6.600%	10/1/37	125	142
Marathon Petroleum Corp.	6.500%	3/1/41	175	188
Nexen Inc.	6.400%	5/15/37	600	617
Noble Energy Inc.	6.000%	3/1/41	125	131
Noble Holding International Ltd.	6.200%	8/1/40	50	54
Petro-Canada	5.950%	5/15/35	200	211
Petro-Canada	6.800%	5/15/38	375	439
Shell International Finance BV	6.375%	12/15/38	675	806
Shell International Finance BV	5.500%	3/25/40	125	134
Statoil ASA	7.150%	1/15/29	100	125
Statoil ASA	5.100%	8/17/40	140	140
Suncor Energy Inc.	6.500%	6/15/38	175	198
Tosco Corp.	8.125%	2/15/30	575	771
Transocean Inc.	6.800%	3/15/38	350	387
Valero Energy Corp.	6.625%	6/15/37	475	507
Weatherford International Ltd.	6.500%	8/1/36	350	372
Williams Cos. Inc.	7.875%	9/1/21	450	586
XTO Energy Inc.	6.750%	8/1/37	40	52

Other Industrial (0.1%)
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	75	75

Technology (2.9%)
Cisco Systems Inc.	5.900%	2/15/39	415	446
Cisco Systems Inc.	5.500%	1/15/40	350	357
Corning Inc.	5.750%	8/15/40	25	26
Dell Inc.	5.400%	9/10/40	75	73

International Business Machines Corp.	5.875%	11/29/32	775	885
Microsoft Corp.	4.500%	10/1/40	315	291
2 Microsoft Corp.	5.300%	2/8/41	210	220
Motorola Solutions Inc.	6.500%	9/1/25	45	51
Motorola Solutions Inc.	6.625%	11/15/37	10	12
Nokia Oyj	6.625%	5/15/39	100	105
Oracle Corp.	6.500%	4/15/38	625	741
Oracle Corp.	6.125%	7/8/39	100	113
Oracle Corp.	5.375%	7/15/40	100	103
Pitney Bowes Inc.	5.250%	1/15/37	100	105

Transportation (2.9%)
Burlington Northern Santa Fe LLC	6.150%	5/1/37	75	83
Burlington Northern Santa Fe LLC	5.750%	5/1/40	415	435
Burlington Northern Santa Fe LLC	5.050%	3/1/41	300	288
Canadian National Railway Co.	6.900%	7/15/28	150	184
Canadian National Railway Co.	6.375%	11/15/37	100	119
Canadian Pacific Railway Co.	4.450%	3/15/23	125	126
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	95	98
CSX Corp.	6.150%	5/1/37	275	302
CSX Corp.	5.500%	4/15/41	150	150
1 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	157	162
Norfolk Southern Corp.	5.640%	5/17/29	125	135
Norfolk Southern Corp.	7.250%	2/15/31	25	32
Norfolk Southern Corp.	7.050%	5/1/37	475	592
Union Pacific Corp.	6.625%	2/1/29	525	622
United Parcel Service Inc.	6.200%	1/15/38	180	210
				72,771
Utilities (16.1%)
Electric (12.1%)
Alabama Power Co.	5.500%	3/15/41	100	106
American Water Capital Corp.	6.593%	10/15/37	100	111
Appalachian Power Co.	6.375%	4/1/36	200	218
Appalachian Power Co.	7.000%	4/1/38	275	330
Cleco Power LLC	6.000%	12/1/40	50	51
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	51
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	100	115
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	325	378
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	125	153
Constellation Energy Group Inc.	7.600%	4/1/32	100	121
Dominion Resources Inc.	7.000%	6/15/38	100	123
Duke Energy Carolinas LLC	6.050%	4/15/38	575	652
Duke Energy Carolinas LLC	5.300%	2/15/40	200	207
Entergy Louisiana LLC	4.440%	1/15/26	75	73
Exelon Generation Co. LLC	6.250%	10/1/39	75	78
Exelon Generation Co. LLC	5.750%	10/1/41	450	439
FirstEnergy Corp.	7.375%	11/15/31	675	783
FirstEnergy Solutions Corp.	6.800%	8/15/39	100	107
Florida Power & Light Co.	5.950%	2/1/38	50	57
Florida Power & Light Co.	5.960%	4/1/39	600	685
Florida Power & Light Co.	5.690%	3/1/40	75	82
Florida Power Corp.	6.400%	6/15/38	675	796
Georgia Power Co.	5.950%	2/1/39	315	351
Georgia Power Co.	5.400%	6/1/40	250	259
Iberdrola International BV	6.750%	7/15/36	90	100

Kentucky Utilities Co.	5.125%	11/1/40	140	141
Midamerican Energy Holdings Co.	6.125%	4/1/36	555	615
Midamerican Energy Holdings Co.	6.500%	9/15/37	635	733
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	235
Nevada Power Co.	5.375%	9/15/40	200	202
Nevada Power Co.	5.450%	5/15/41	100	102
Northern States Power Co.	6.250%	6/1/36	150	178
Northern States Power Co.	5.350%	11/1/39	100	106
Oglethorpe Power Corp.	5.375%	11/1/40	75	76
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	600	725
Pacific Gas & Electric Co.	6.050%	3/1/34	525	571
Pacific Gas & Electric Co.	5.800%	3/1/37	575	609
Pacific Gas & Electric Co.	6.250%	3/1/39	50	56
PacifiCorp	7.700%	11/15/31	80	105
PacifiCorp	6.000%	1/15/39	125	140
Potomac Electric Power Co.	6.500%	11/15/37	225	271
PSEG Power LLC	8.625%	4/15/31	275	363
Public Service Co. of Colorado	6.250%	9/1/37	150	177
Puget Sound Energy Inc.	5.795%	3/15/40	150	160
Puget Sound Energy Inc.	5.638%	4/15/41	150	157
San Diego Gas & Electric Co.	6.125%	9/15/37	100	117
South Carolina Electric & Gas Co.	6.050%	1/15/38	175	197
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	103
Southern California Edison Co.	6.000%	1/15/34	700	790
Southern California Edison Co.	4.500%	9/1/40	100	93
Tampa Electric Co.	6.150%	5/15/37	100	114
TransAlta Corp.	6.500%	3/15/40	75	82
Virginia Electric and Power Co.	6.000%	5/15/37	100	112
Virginia Electric and Power Co.	8.875%	11/15/38	400	609
Wisconsin Electric Power Co.	5.700%	12/1/36	100	109
Wisconsin Power & Light Co.	6.375%	8/15/37	101	120

Natural Gas (4.0%)
AGL Capital Corp.	5.875%	3/15/41	100	104
El Paso Natural Gas Co.	8.625%	1/15/22	150	196
Enbridge Energy Partners LP	7.500%	4/15/38	100	125
Energy Transfer Partners LP	7.500%	7/1/38	35	41
Enterprise Products Operating LLC	6.650%	10/15/34	125	139
Enterprise Products Operating LLC	6.125%	10/15/39	650	679
Kinder Morgan Energy Partners LP	6.950%	1/15/38	875	993
Nisource Finance Corp.	6.125%	3/1/22	400	451
Oneok Inc.	6.000%	6/15/35	125	128
ONEOK Partners LP	6.650%	10/1/36	25	28
ONEOK Partners LP	6.125%	2/1/41	200	210
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	50	55
Sempra Energy	6.000%	10/15/39	100	108
Southern Union Co.	7.600%	2/1/24	150	175
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	25	28
Tennessee Gas Pipeline Co.	7.000%	3/15/27	100	115
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	305
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	372
TransCanada PipeLines Ltd.	7.625%	1/15/39	25	32
TransCanada PipeLines Ltd.	6.100%	6/1/40	350	384

Williams Partners LP	6.300%	4/15/40	200	217

				19,479
Total Corporate Bonds (Cost $114,484)				117,813
Sovereign Bond (0.1%)
Petroleos Mexicanos (Cost $99)	6.500%	6/2/41	100	100

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
3 Vanguard Market Liquidity Fund (Cost $1,713)	0.155%		1,713,103	1,713

Total Investments (100.0%) (Cost $117,377)				120,707
Other Assets and Liabilities-Net (0.0%)				28
Net Assets (100%)				120,735

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $331,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,081	—
Corporate Bonds	—	117,813	—
Sovereign Bonds	—	100	—
Temporary Cash Investments	1,713	—	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,709	118,994	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	September 2011	21	2,622	15
Ultra Long U.S. Treasury Bond	September 2011	(20)	(2,581)	(34)
10-Year U.S Treasury Note	September 2011	(3)	(368)	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $117,379,000. Net unrealized appreciation of investment securities for tax purposes was $3,328,000, consisting of unrealized gains of $3,626,000 on securities that had risen in value since their purchase and $298,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of May 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
Conventional Mortgage-Backed Securities (95.8%)
[1,2] Fannie Mae Pool		3.500%	6/1/26–4/1/41	1,921	1,938
[1,2] Fannie Mae Pool		4.000%	7/1/18–6/1/41	5,179	5,292
[1,2] Fannie Mae Pool		4.500%	2/1/18–6/1/41	5,070	5,327
[1,2] Fannie Mae Pool		5.000%	3/1/17–6/1/41	5,776	6,189
[1,2] Fannie Mae Pool		5.500%	12/1/16–6/1/41	5,238	5,711
[1,2] Fannie Mae Pool		6.000%	12/1/13–6/1/41	3,609	3,989
[1,2] Fannie Mae Pool		6.500%	4/1/16–10/1/39	962	1,095
[1,2] Fannie Mae Pool		7.000%	12/1/15–4/1/37	189	215
[1,2] Freddie Mac Gold Pool		3.500%	6/1/26–11/1/40	909	920
[1,2] Freddie Mac Gold Pool		4.000%	7/1/18–6/1/41	3,378	3,460
[1,2] Freddie Mac Gold Pool		4.500%	2/1/18–6/1/41	3,790	3,966
[1,2] Freddie Mac Gold Pool		5.000%	10/1/17–6/1/41	3,500	3,738
[1,2] Freddie Mac Gold Pool		5.500%	4/1/14–1/1/39	3,679	4,003
[1,2] Freddie Mac Gold Pool		6.000%	4/1/14–6/1/41	2,562	2,834
[1,2] Freddie Mac Gold Pool		6.500%	1/1/29–9/1/39	871	985
[1,2] Freddie Mac Gold Pool		7.000%	5/1/29–2/1/37	331	381
[1,2] Freddie Mac Gold Pool		8.000%	11/1/22	4	5
1	Ginnie Mae I Pool	3.500%	1/15/41	80	78
1	Ginnie Mae I Pool	4.000%	9/15/25–6/1/41	1,041	1,068
1	Ginnie Mae I Pool	4.500%	9/15/18–6/1/41	2,746	2,907
1	Ginnie Mae I Pool	5.000%	1/15/18–6/1/41	1,707	1,854
1	Ginnie Mae I Pool	5.500%	11/15/32–6/1/41	1,023	1,132
1	Ginnie Mae I Pool	6.000%	4/15/28–6/1/41	661	739
1	Ginnie Mae I Pool	6.500%	5/15/24–9/15/38	324	371
1	Ginnie Mae I Pool	7.000%	10/15/27	18	21
1	Ginnie Mae II Pool	4.000%	12/20/40–6/1/41	943	964
1	Ginnie Mae II Pool	4.500%	4/20/18–6/1/41	2,067	2,180
1	Ginnie Mae II Pool	5.000%	6/20/33–6/1/41	2,066	2,242
1	Ginnie Mae II Pool	5.500%	12/20/33–6/1/41	929	1,024
1	Ginnie Mae II Pool	6.000%	1/20/32–7/20/39	616	687
1	Ginnie Mae II Pool	6.500%	10/20/28–8/20/37	130	148
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	94	108
					65,571
Nonconventional Mortgage-Backed Securities (3.8%)
[1,2] Fannie Mae Pool		2.875%	3/1/41	74	75
[1,2] Fannie Mae Pool		3.102%	12/1/40	90	93
[1,2] Fannie Mae Pool		3.146%	2/1/41	49	51
[1,2] Fannie Mae Pool		3.154%	2/1/41	99	101
[1,2] Fannie Mae Pool		3.202%	12/1/40	74	76
[1,2] Fannie Mae Pool		3.255%	11/1/40	96	99
[1,2] Fannie Mae Pool		3.257%	10/1/40	144	149
[1,2] Fannie Mae Pool		3.293%	1/1/40	24	25
[1,2] Fannie Mae Pool		3.506%	5/1/40	56	58
[1,2] Fannie Mae Pool		3.530%	3/1/40	46	47
[1,2] Fannie Mae Pool		5.069%	3/1/38	151	163
[1,2] Fannie Mae Pool		5.662%	3/1/37	350	368
[1,2] Fannie Mae Pool		5.730%	4/1/37	80	87
[1,2] Fannie Mae Pool		6.279%	9/1/37	62	66

[1,2] Freddie Mac Non Gold Pool		2.995%	2/1/41	73	75
[1,2] Freddie Mac Non Gold Pool		3.331%	4/1/40	61	63
[1,2] Freddie Mac Non Gold Pool		3.354%	5/1/40	21	22
[1,2] Freddie Mac Non Gold Pool		3.599%	6/1/40	238	247
[1,2] Freddie Mac Non Gold Pool		3.633%	1/1/40	133	139
[1,2] Freddie Mac Non Gold Pool		3.666%	9/1/40	90	94
[1,2] Freddie Mac Non Gold Pool		5.817%	10/1/37	91	97
[1,2] Freddie Mac Non Gold Pool		6.406%	2/1/37	141	152
1	Ginnie Mae II Pool	2.500%	1/20/41–2/20/41	145	145
1	Ginnie Mae II Pool	3.000%	4/20/41–5/20/41	141	144
					2,636
Total U.S. Government and Agency Obligations (Cost $67,293)					68,207
				Shares
Temporary Cash Investment (33.4%)
Money Market Fund (33.4%)
3	Vanguard Market Liquidity Fund
	(Cost $22,865)	0.155%		22,865,384	22,865
Total Investments (133.0%) (Cost $90,158)					91,072
Other Assets and Liabilities-Net (-33.0%)					(22,595)
Net Assets (100%)					68,477

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Mortgage-Backed Securities Index Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	68,207	—
Temporary Cash Investments	22,865	—	—
Total	22,865	68,207	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $90,160,000. Net unrealized appreciation of investment securities for tax purposes was $912,000, consisting of unrealized gains of $952,000 on securities that had risen in value since their purchase and $40,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of May 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (91.8%)[1]
Consumer Discretionary (7.8%)
	Chico's FAS Inc.	109,057	1,645
	Six Flags Entertainment Corp.	12,700	1,012
	Virgin Media Inc.	26,100	851
*	Exide Technologies	82,700	815
*	Entercom Communications Corp. Class A	81,850	759
	American Eagle Outfitters Inc.	52,000	690
*	Ascena Retail Group Inc.	17,000	569
	Meredith Corp.	17,121	541
*,^ hhgregg Inc.		33,500	518
	Interpublic Group of Cos. Inc.	43,400	518
	Regis Corp.	29,600	442
*	Valassis Communications Inc.	14,600	424
	International Speedway Corp. Class A	13,140	376
*	Kirkland's Inc.	28,300	370
	Wendy's/Arby's Group Inc. Class A	64,000	322
	Christopher & Banks Corp.	44,320	265
	Newell Rubbermaid Inc.	11,143	198
*	Cambium Learning Group Inc.	57,400	191
			10,506
Consumer Staples (1.4%)
	Inter Parfums Inc.	35,918	800
	JM Smucker Co.	8,900	706
*	Pantry Inc.	20,165	372
			1,878
Energy (5.4%)
	EXCO Resources Inc.	54,000	1,087
*	Oasis Petroleum Inc.	35,800	1,083
	World Fuel Services Corp.	25,500	933
*	Rex Energy Corp.	51,500	673
*	Comstock Resources Inc.	21,480	646
*	Resolute Energy Corp.	36,000	626
*	Carrizo Oil & Gas Inc.	15,988	611
*	Concho Resources Inc.	6,400	605
	SM Energy Co.	8,663	576
*	Plains Exploration & Production Co.	13,100	483
			7,323
Financials (24.4%)
*	Affiliated Managers Group Inc.	16,200	1,713
	Willis Group Holdings plc	37,400	1,552
	Aspen Insurance Holdings Ltd.	46,966	1,262
	Cash America International Inc.	21,500	1,119
	First Citizens BancShares Inc. Class A	5,475	1,071
	Nelnet Inc. Class A	48,400	1,064
	Comerica Inc.	26,400	953
	Raymond James Financial Inc.	25,124	898
	Endurance Specialty Holdings Ltd.	22,100	898
	Parkway Properties Inc.	47,900	880
	Fifth Third Bancorp	65,500	855

HCC Insurance Holdings Inc.	24,023	795
Bank of the Ozarks Inc.	15,545	756
* Texas Capital Bancshares Inc.	29,170	730
Ares Capital Corp.	42,800	720
Assured Guaranty Ltd.	41,500	706
Validus Holdings Ltd.	20,953	675
Hatteras Financial Corp.	22,500	657
Argo Group International Holdings Ltd.	22,202	656
Entertainment Properties Trust	13,500	656
Northwest Bancshares Inc.	50,700	636
CapitalSource Inc.	97,400	630
First American Financial Corp.	39,100	629
* E*Trade Financial Corp.	39,400	623
Starwood Property Trust Inc.	28,600	622
* Allied World Assurance Co. Holdings Ltd.	10,196	618
Assurant Inc.	15,800	585
BOK Financial Corp.	10,870	576
Medical Properties Trust Inc.	44,100	545
First Community Bancshares Inc.	35,524	517
National Retail Properties Inc.	19,274	497
Flushing Financial Corp.	36,840	494
* Beneficial Mutual Bancorp Inc.	58,510	492
First Financial Holdings Inc.	45,370	454
Cypress Sharpridge Investments Inc.	34,300	440
* Pinnacle Financial Partners Inc.	28,267	438
Synovus Financial Corp.	179,500	427
Brookline Bancorp Inc.	47,400	414
Government Properties Income Trust	15,500	410
First Horizon National Corp.	38,784	408
* Popular Inc.	138,700	402
* Investment Technology Group Inc.	25,400	385
Washington Federal Inc.	23,800	378
Renasant Corp.	25,111	376
Hancock Holding Co.	11,540	373
WSFS Financial Corp.	8,836	369
Campus Crest Communities Inc.	28,800	369
GFI Group Inc.	80,674	366
Home Bancshares Inc.	13,140	315
* Enstar Group Ltd.	2,900	295
Bank Mutual Corp.	40,300	164
EastGroup Properties Inc.	600	28
		32,891
Health Care (6.8%)
Teleflex Inc.	33,600	2,087
Chemed Corp.	16,700	1,128
Cooper Cos. Inc.	13,414	1,005
* Coventry Health Care Inc.	28,000	985
* Henry Schein Inc.	12,000	862
Omnicare Inc.	25,900	814
* VCA Antech Inc.	28,400	694
* CONMED Corp.	21,202	600
West Pharmaceutical Services Inc.	9,400	437
* Synovis Life Technologies Inc.	18,875	331
* IRIS International Inc.	24,490	245
		9,188
Industrials (22.4%)
* Atlas Air Worldwide Holdings Inc.	25,425	1,609

RR Donnelley & Sons Co.	64,900	1,385
Mueller Industries Inc.	35,500	1,320
* Teledyne Technologies Inc.	23,442	1,151
* KAR Auction Services Inc.	53,200	1,112
* Altra Holdings Inc.	39,155	1,032
* DXP Enterprises Inc.	37,735	977
* FTI Consulting Inc.	25,500	973
Harsco Corp.	26,000	871
UTi Worldwide Inc.	38,400	854
Equifax Inc.	22,500	850
* WESCO International Inc.	14,916	829
* On Assignment Inc.	72,129	806
* SYKES Enterprises Inc.	35,300	764
JB Hunt Transport Services Inc.	15,500	711
Allegiant Travel Co. Class A	15,200	693
Carlisle Cos. Inc.	14,150	688
* BE Aerospace Inc.	17,963	672
Viad Corp.	29,600	670
Snap-On Inc.	10,895	657
* RailAmerica Inc.	39,754	625
Interface Inc. Class A	31,597	608
* Kirby Corp.	10,398	598
Granite Construction Inc.	21,400	588
EnergySolutions Inc.	108,600	555
Brink's Co.	18,500	550
* Celadon Group Inc.	39,178	549
Actuant Corp. Class A	21,801	548
* GrafTech International Ltd.	25,800	545
* Saia Inc.	33,216	522
* Colfax Corp.	22,404	505
* Beacon Roofing Supply Inc.	23,003	504
Kaman Corp.	13,900	502
* Columbus McKinnon Corp.	25,075	489
* Orbital Sciences Corp.	24,585	462
* Insituform Technologies Inc. Class A	15,900	410
Alliant Techsystems Inc.	5,700	408
Encore Wire Corp.	15,050	366
Heidrick & Struggles International Inc.	16,460	345
* WABCO Holdings Inc.	4,626	317
* CRA International Inc.	11,082	310
AMETEK Inc.	6,800	296
Apogee Enterprises Inc.	21,700	287
* Furmanite Corp.	32,835	249
HNI Corp.	8,966	223
* Titan Machinery Inc.	7,696	206
		30,191
Information Technology (16.4%)
DST Systems Inc.	31,000	1,558
CA Inc.	57,700	1,350
* j2 Global Communications Inc.	45,900	1,331
* IAC/InterActiveCorp	35,900	1,320
* Lexmark International Inc. Class A	42,841	1,276
* Progress Software Corp.	42,150	1,141
Broadridge Financial Solutions Inc.	46,850	1,072
* Convergys Corp.	82,600	1,056
* Axcelis Technologies Inc.	470,050	846
Fair Isaac Corp.	28,200	825

InterDigital Inc.	19,100	822
* Compuware Corp.	79,300	808
Earthlink Inc.	94,000	742
Littelfuse Inc.	11,718	703
Jabil Circuit Inc.	29,197	630
* Cabot Microelectronics Corp.	12,000	603
MTS Systems Corp.	13,817	566
* Insight Enterprises Inc.	32,520	545
* Pericom Semiconductor Corp.	57,250	528
Harris Corp.	10,500	519
* SAIC Inc.	28,100	494
* OSI Systems Inc.	12,106	484
* Fairchild Semiconductor International Inc. Class A	26,400	476
* Brightpoint Inc.	44,790	405
* Acxiom Corp.	28,900	397
* Anaren Inc.	21,645	370
Diebold Inc.	10,398	344
* Lionbridge Technologies Inc.	84,350	273
* Virtusa Corp.	12,150	245
* Atmel Corp.	14,200	213
* Avid Technology Inc.	9,770	171
		22,113
Materials (3.6%)
Silgan Holdings Inc.	39,700	1,782
FMC Corp.	10,200	860
PH Glatfelter Co.	35,330	545
Eagle Materials Inc.	14,230	410
Cytec Industries Inc.	7,162	402
* RTI International Metals Inc.	9,072	346
Cabot Corp.	7,362	311
American Vanguard Corp.	21,900	262
		4,918
Telecommunication Services (1.5%)
* NII Holdings Inc.	29,300	1,279
Windstream Corp.	41,200	554
NTELOS Holdings Corp.	9,300	194
		2,027
Utilities (2.1%)
Westar Energy Inc.	29,165	793
Portland General Electric Co.	27,353	710
Piedmont Natural Gas Co. Inc.	15,046	474
Unitil Corp.	17,770	455
Southwest Gas Corp.	9,895	387
		2,819
Total Common Stocks (Cost $109,701)		123,854

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (8.4%)[1]
Money Market Fund (8.1%)
[2,3] Vanguard Market Liquidity Fund	0.155%		10,909,512	10,910

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	400	400
4 Freddie Mac Discount Notes	0.075%	8/29/11	50	50
				450
Total Temporary Cash Investments (Cost $11,360)				11,360
Total Investments (100.2%) (Cost $121,061)				135,214
Other Assets and Liabilities-Net (-0.2%)[3]				(307)
Net Assets (100%)				134,907

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $368,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.2% and 3.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $381,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Explorer Value Fund

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	123,854	—	—
Temporary Cash Investments	10,910	450	—
Futures Contracts—Assets[1]	97	—	—
Total	134,861	450	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2011	86	7,291	342

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $121,061,000. Net unrealized appreciation of investment securities for tax purposes was $14,153,000, consisting of unrealized gains of $16,693,000 on securities that had risen in value since their purchase and $2,540,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (11.1%)
McDonald's Corp.	7,363	600
Walt Disney Co.	13,404	558
Comcast Corp. Class A	19,252	486
* Amazon.com Inc.	2,395	471
Home Depot Inc.	10,937	397
* Ford Motor Co.	25,070	374
News Corp. Class A	15,639	287
Time Warner Inc.	7,406	270
* DIRECTV Class A	5,288	266
Target Corp.	4,743	235
Lowe's Cos. Inc.	9,022	218
Viacom Inc. Class B	4,157	210
NIKE Inc. Class B	2,463	208
Starbucks Corp.	5,099	188
Johnson Controls Inc.	4,604	182
Time Warner Cable Inc.	2,307	178
Yum! Brands Inc.	3,199	177
* priceline.com Inc.	325	167
TJX Cos. Inc.	2,656	141
Coach Inc.	2,088	133
CBS Corp. Class B	4,654	130
Carnival Corp.	2,993	116
Kohl's Corp.	1,988	106
Thomson Reuters Corp.	2,560	100
* Las Vegas Sands Corp.	2,382	99
* Bed Bath & Beyond Inc.	1,715	92
McGraw-Hill Cos. Inc.	2,160	92
Omnicom Group Inc.	1,944	91
* Discovery Communications Inc. Class A	1,946	85
Staples Inc.	4,996	84
Macy's Inc.	2,889	83
Starwood Hotels & Resorts Worldwide Inc.	1,297	79
Wynn Resorts Ltd.	517	76
* Liberty Media Corp. - Interactive	4,088	74
* Netflix Inc.	274	74
Virgin Media Inc.	2,272	74
Limited Brands Inc.	1,829	73
* Liberty Global Inc. Class A	1,620	73
Best Buy Co. Inc.	2,225	71
Marriott International Inc. Class A	1,858	70
Ross Stores Inc.	838	69
Fortune Brands Inc.	1,043	68
Mattel Inc.	2,497	66
Tiffany & Co.	865	65
* Sirius XM Radio Inc.	26,591	63
* Chipotle Mexican Grill Inc. Class A	216	62
VF Corp.	603	60
Harley-Davidson Inc.	1,612	60
Genuine Parts Co.	1,087	60

* O'Reilly Automotive Inc.	946	57
* Dollar Tree Inc.	871	56
* BorgWarner Inc.	765	55
Cablevision Systems Corp. Class A	1,525	54
Nordstrom Inc.	1,145	54
Gap Inc.	2,744	53
JC Penney Co. Inc.	1,482	53
* AutoZone Inc.	169	50
Darden Restaurants Inc.	963	49
Polo Ralph Lauren Corp. Class A	383	49
Family Dollar Stores Inc.	865	48
Abercrombie & Fitch Co.	604	46
* CarMax Inc.	1,531	45
Autoliv Inc.	585	45
* Liberty Media Corp. - Capital	475	43
Whirlpool Corp.	515	43
* DISH Network Corp. Class A	1,370	41
Wyndham Worldwide Corp.	1,166	41
Interpublic Group of Cos. Inc.	3,349	40
Expedia Inc.	1,404	39
Hasbro Inc.	837	38
PetSmart Inc.	810	37
Lear Corp.	720	37
* Fossil Inc.	343	36
Newell Rubbermaid Inc.	1,987	35
* Royal Caribbean Cruises Ltd.	902	35
International Game Technology	2,040	35
Advance Auto Parts Inc.	561	35
* Apollo Group Inc. Class A	837	34
H&R Block Inc.	2,112	34
Tractor Supply Co.	498	31
Scripps Networks Interactive Inc. Class A	613	31
* MGM Resorts International	2,047	31
* TRW Automotive Holdings Corp.	538	31
* NVR Inc.	41	31
* Tempur-Pedic International Inc.	467	30
* Goodyear Tire & Rubber Co.	1,663	30
Tupperware Brands Corp.	433	28
Gentex Corp.	955	28
* Signet Jewelers Ltd.	586	27
* GameStop Corp. Class A	963	27
* Liberty Media Corp. - Starz	351	27
Foot Locker Inc.	1,072	27
* Garmin Ltd.	769	26
Leggett & Platt Inc.	1,014	26
* LKQ Corp.	978	26
Williams-Sonoma Inc.	659	26
* Mohawk Industries Inc.	384	26
Phillips-Van Heusen Corp.	387	26
* Urban Outfitters Inc.	835	25
* Panera Bread Co. Class A	199	25
* Dick's Sporting Goods Inc.	613	24
DeVry Inc.	436	23
Gannett Co. Inc.	1,630	23
DR Horton Inc.	1,906	23
Harman International Industries Inc.	476	23
Jarden Corp.	631	22
* Toll Brothers Inc.	989	22

* Sears Holdings Corp.	294	21
Lennar Corp. Class A	1,090	21
Guess? Inc.	442	20
* Hanesbrands Inc.	655	20
* Pulte Group Inc.	2,307	19
Service Corp. International	1,644	19
* Penn National Gaming Inc.	466	19
Chico's FAS Inc.	1,223	18
American Eagle Outfitters Inc.	1,339	18
* Big Lots Inc.	518	17
Weight Watchers International Inc.	215	17
* Dollar General Corp.	479	17
John Wiley & Sons Inc. Class A	308	16
Brinker International Inc.	632	16
Washington Post Co. Class B	39	16
* AutoNation Inc.	452	16
* Bally Technologies Inc.	378	15
Aaron's Inc.	497	14
* ITT Educational Services Inc.	195	13
* Hyatt Hotels Corp. Class A	299	13
* DreamWorks Animation SKG Inc. Class A	508	12
* WMS Industries Inc.	377	12
* Lamar Advertising Co. Class A	394	11
RadioShack Corp.	724	11
* Madison Square Garden Co. Class A	413	11
Wendy's/Arby's Group Inc. Class A	2,252	11
* Aeropostale Inc.	560	11
Strayer Education Inc.	87	10
Hillenbrand Inc.	398	9
Morningstar Inc.	142	9
* Career Education Corp.	398	9
* Office Depot Inc.	1,780	8
Meredith Corp.	232	7
Thor Industries Inc.	221	7
Regal Entertainment Group Class A	526	7
* New York Times Co. Class A	880	7
MDC Holdings Inc.	248	7
Choice Hotels International Inc.	183	7
KB Home	510	6
International Speedway Corp. Class A	199	6
* Education Management Corp.	256	6
* Central European Media Enterprises Ltd. Class A	232	5
* Clear Channel Outdoor Holdings Inc. Class A	264	4
* Tesla Motors Inc.	94	3
* Federal-Mogul Corp.	119	3
		10,667
Consumer Staples (9.8%)
Procter & Gamble Co.	19,756	1,324
Coca-Cola Co.	14,450	965
Philip Morris International Inc.	12,704	912
PepsiCo Inc.	11,037	785
Wal-Mart Stores Inc.	13,261	732
Altria Group Inc.	14,252	400
Kraft Foods Inc.	10,977	384
CVS Caremark Corp.	9,313	360
Colgate-Palmolive Co.	3,357	294
Walgreen Co.	6,336	276

Costco Wholesale Corp.	3,015	249
Kimberly-Clark Corp.	2,695	184
General Mills Inc.	4,541	181
Archer-Daniels-Midland Co.	4,401	143
Sysco Corp.	4,049	130
HJ Heinz Co.	2,165	119
Lorillard Inc.	984	113
Kroger Co.	4,160	103
Kellogg Co.	1,764	101
Mead Johnson Nutrition Co.	1,400	95
Reynolds American Inc.	2,298	91
Avon Products Inc.	2,932	87
Sara Lee Corp.	4,013	78
Estee Lauder Cos. Inc. Class A	755	77
Bunge Ltd.	987	73
ConAgra Foods Inc.	2,799	71
Coca-Cola Enterprises Inc.	2,319	67
* Green Mountain Coffee Roasters Inc.	813	67
JM Smucker Co.	816	65
Clorox Co.	914	64
Dr Pepper Snapple Group Inc.	1,555	64
Safeway Inc.	2,520	62
Hershey Co.	1,053	59
Whole Foods Market Inc.	958	59
Brown-Forman Corp. Class B	726	53
Herbalife Ltd.	822	46
McCormick & Co. Inc.	907	46
Molson Coors Brewing Co. Class B	902	42
Campbell Soup Co.	1,184	41
Church & Dwight Co. Inc.	486	41
Tyson Foods Inc. Class A	2,044	39
* Energizer Holdings Inc.	480	37
* Ralcorp Holdings Inc.	376	33
* Hansen Natural Corp.	453	32
Corn Products International Inc.	515	29
Hormel Foods Corp.	946	28
* Constellation Brands Inc. Class A	1,256	28
* Smithfield Foods Inc.	941	20
* BJ's Wholesale Club Inc.	369	19
Flowers Foods Inc.	521	17
* Dean Foods Co.	1,243	17
SUPERVALU Inc.	1,453	15
* Central European Distribution Corp.	470	6
		9,423
Energy (12.1%)
Exxon Mobil Corp.	34,962	2,918
Chevron Corp.	13,780	1,446
Schlumberger Ltd.	9,348	801
ConocoPhillips	9,696	710
Occidental Petroleum Corp.	5,558	599
Apache Corp.	2,614	326
Halliburton Co.	6,219	312
Anadarko Petroleum Corp.	3,386	269
Marathon Oil Corp.	4,856	263
Devon Energy Corp.	2,901	244
Baker Hughes Inc.	2,937	217
National Oilwell Varco Inc.	2,868	208

EOG Resources Inc.	1,834	200
Hess Corp.	2,043	162
Chesapeake Energy Corp.	4,455	140
Williams Cos. Inc.	3,999	126
Spectra Energy Corp.	4,435	122
Peabody Energy Corp.	1,840	113
Noble Energy Inc.	1,196	112
El Paso Corp.	5,239	110
Valero Energy Corp.	3,870	106
* Southwestern Energy Co.	2,370	104
* Weatherford International Ltd.	5,066	100
Murphy Oil Corp.	1,311	90
Fluor Corp.	1,224	84
* Cameron International Corp.	1,672	80
Consol Energy Inc.	1,545	79
* FMC Technologies Inc.	1,665	74
Pioneer Natural Resources Co.	794	73
* Newfield Exploration Co.	913	68
* Concho Resources Inc.	704	67
Range Resources Corp.	1,091	61
* Denbury Resources Inc.	2,733	60
Cimarex Energy Co.	575	55
EQT Corp.	1,017	55
* Petrohawk Energy Corp.	2,068	55
* Nabors Industries Ltd.	1,952	54
* Whiting Petroleum Corp.	802	54
QEP Resources Inc.	1,199	52
* Ultra Petroleum Corp.	1,042	51
* Alpha Natural Resources Inc.	829	45
Cabot Oil & Gas Corp.	712	42
Helmerich & Payne Inc.	644	40
* Plains Exploration & Production Co.	959	35
Diamond Offshore Drilling Inc.	472	35
* Rowan Cos. Inc.	864	34
* McDermott International Inc.	1,582	34
Sunoco Inc.	826	33
Arch Coal Inc.	1,112	33
Patterson-UTI Energy Inc.	1,053	33
Core Laboratories NV	306	31
* Oceaneering International Inc.	378	31
SM Energy Co.	431	29
* SandRidge Energy Inc.	2,464	28
* Dresser-Rand Group Inc.	527	28
* Oil States International Inc.	343	27
Southern Union Co.	852	26
* Tesoro Corp.	967	24
* Forest Oil Corp.	770	23
Frontier Oil Corp.	725	22
EXCO Resources Inc.	1,005	20
* Superior Energy Services Inc.	538	20
Tidewater Inc.	355	19
Holly Corp.	305	19
* Atwood Oceanics Inc.	385	17
* Unit Corp.	276	16
* Continental Resources Inc.	223	15
SEACOR Holdings Inc.	146	15
* Quicksilver Resources Inc.	808	12
Teekay Corp.	271	9

* Comstock Resources Inc.	301	9
* Exterran Holdings Inc.	405	9
* Cobalt International Energy Inc.	513	7
Frontline Ltd.	334	6
		11,646
Financials (15.1%)
JPMorgan Chase & Co.	27,294	1,180
Wells Fargo & Co.	33,383	947
* Berkshire Hathaway Inc. Class B	11,865	938
Bank of America Corp.	68,825	809
Citigroup Inc.	14,478	596
Goldman Sachs Group Inc.	3,523	496
American Express Co.	7,177	370
US Bancorp	13,118	336
Morgan Stanley	10,354	250
Simon Property Group Inc.	2,004	237
Bank of New York Mellon Corp.	8,301	233
PNC Financial Services Group Inc.	3,600	225
MetLife Inc.	4,771	210
Prudential Financial Inc.	3,177	203
Travelers Cos. Inc.	2,975	185
Capital One Financial Corp.	3,125	170
ACE Ltd.	2,318	160
State Street Corp.	3,434	157
Aflac Inc.	3,214	154
Chubb Corp.	2,087	137
Franklin Resources Inc.	1,018	132
BlackRock Inc.	640	132
BB&T Corp.	4,737	130
CME Group Inc.	450	129
Charles Schwab Corp.	6,771	122
Equity Residential	1,937	120
AON Corp.	2,249	117
Allstate Corp.	3,682	116
Public Storage	960	114
Marsh & McLennan Cos. Inc.	3,704	114
T Rowe Price Group Inc.	1,777	112
Vornado Realty Trust	1,106	109
HCP Inc.	2,748	104
Boston Properties Inc.	952	103
SunTrust Banks Inc.	3,666	103
Ameriprise Financial Inc.	1,662	102
Progressive Corp.	4,588	99
Annaly Capital Management Inc.	5,427	98
Loews Corp.	2,154	91
Discover Financial Services	3,722	89
Fifth Third Bancorp	6,281	82
Hartford Financial Services Group Inc.	3,040	81
Northern Trust Corp.	1,656	81
AvalonBay Communities Inc.	599	80
Host Hotels & Resorts Inc.	4,505	79
Invesco Ltd.	3,204	79
Weyerhaeuser Co.	3,664	79
Ventas Inc.	1,291	73
Principal Financial Group Inc.	2,189	68
NYSE Euronext	1,787	65
ProLogis	3,895	64

Health Care REIT Inc.	1,208	64
* SLM Corp.	3,606	61
* IntercontinentalExchange Inc.	507	61
Lincoln National Corp.	2,070	61
* CIT Group Inc.	1,369	61
Regions Financial Corp.	8,595	61
Moody's Corp.	1,405	56
Unum Group	2,120	56
KeyCorp	6,508	55
Kimco Realty Corp.	2,776	54
XL Group plc Class A	2,212	52
* CB Richard Ellis Group Inc. Class A	1,951	52
SL Green Realty Corp.	569	51
Macerich Co.	888	48
New York Community Bancorp Inc.	2,980	48
M&T Bank Corp.	536	47
Leucadia National Corp.	1,334	47
General Growth Properties Inc.	2,811	46
Plum Creek Timber Co. Inc.	1,116	45
Comerica Inc.	1,207	44
AMB Property Corp.	1,151	43
Digital Realty Trust Inc.	627	39
Huntington Bancshares Inc.	5,908	39
Nationwide Health Properties Inc.	864	38
* Genworth Financial Inc. Class A	3,347	37
* Affiliated Managers Group Inc.	350	37
Federal Realty Investment Trust	420	37
Rayonier Inc.	549	36
Legg Mason Inc.	1,059	36
Torchmark Corp.	531	35
Alexandria Real Estate Equities Inc.	424	35
PartnerRe Ltd.	463	35
TD Ameritrade Holding Corp.	1,596	34
Everest Re Group Ltd.	377	34
UDR Inc.	1,245	32
* Arch Capital Group Ltd.	952	32
People's United Financial Inc.	2,396	32
Reinsurance Group of America Inc. Class A	501	32
Camden Property Trust	478	31
Realty Income Corp.	868	31
Cincinnati Financial Corp.	1,001	30
Essex Property Trust Inc.	221	30
* E*Trade Financial Corp.	1,919	30
First Niagara Financial Group Inc.	2,117	30
Zions Bancorporation	1,251	30
Hudson City Bancorp Inc.	3,233	30
Marshall & Ilsley Corp.	3,609	29
Regency Centers Corp.	617	29
* MSCI Inc. Class A	754	28
* Markel Corp.	68	28
Jones Lang LaSalle Inc.	288	28
Liberty Property Trust	775	28
WR Berkley Corp.	823	27
Axis Capital Holdings Ltd.	822	27
Chimera Investment Corp.	6,900	27
BRE Properties Inc.	512	26
HCC Insurance Holdings Inc.	787	26
Duke Realty Corp.	1,721	26

RenaissanceRe Holdings Ltd.	355	26
Eaton Vance Corp.	808	25
Assurant Inc.	684	25
Fidelity National Financial Inc. Class A	1,572	25
Lazard Ltd. Class A	630	25
Raymond James Financial Inc.	680	24
SEI Investments Co.	1,024	24
American International Group Inc.	828	24
Ares Capital Corp.	1,399	24
Senior Housing Properties Trust	971	23
Waddell & Reed Financial Inc. Class A	592	23
Taubman Centers Inc.	374	23
Commerce Bancshares Inc.	522	22
Old Republic International Corp.	1,771	22
Weingarten Realty Investors	823	22
Arthur J Gallagher & Co.	754	22
Assured Guaranty Ltd.	1,262	21
Apartment Investment & Management Co.	800	21
Mack-Cali Realty Corp.	595	21
Cullen/Frost Bankers Inc.	359	21
Hospitality Properties Trust	845	21
Transatlantic Holdings Inc.	441	21
Brown & Brown Inc.	775	20
East West Bancorp Inc.	1,013	20
* Popular Inc.	6,999	20
* NASDAQ OMX Group Inc.	782	20
American Financial Group Inc.	556	20
Developers Diversified Realty Corp.	1,364	20
White Mountains Insurance Group Ltd.	48	20
Jefferies Group Inc.	872	19
First Horizon National Corp.	1,803	19
* Forest City Enterprises Inc. Class A	928	18
Douglas Emmett Inc.	837	18
City National Corp.	312	18
Associated Banc-Corp	1,184	17
TCF Financial Corp.	1,088	16
Corporate Office Properties Trust	458	16
* Allied World Assurance Co. Holdings Ltd.	261	16
Valley National Bancorp	1,157	16
* Alleghany Corp.	47	16
Federated Investors Inc. Class B	609	16
Bank of Hawaii Corp.	329	16
* Howard Hughes Corp.	202	15
Fulton Financial Corp.	1,358	15
Validus Holdings Ltd.	444	14
CapitalSource Inc.	2,208	14
Protective Life Corp.	586	14
StanCorp Financial Group Inc.	325	14
Erie Indemnity Co. Class A	196	14
* St. Joe Co.	635	14
Janus Capital Group Inc.	1,258	13
Aspen Insurance Holdings Ltd.	483	13
CommonWealth REIT	494	13
Synovus Financial Corp.	5,359	13
Hanover Insurance Group Inc.	307	13
Washington Federal Inc.	770	12
Brandywine Realty Trust	900	11
Greenhill & Co. Inc.	202	11

Unitrin Inc.	324	10
Endurance Specialty Holdings Ltd.	219	9
BOK Financial Corp.	162	9
* MBIA Inc.	975	9
Mercury General Corp.	176	7
Piedmont Office Realty Trust Inc. Class A	344	7
First Citizens BancShares Inc. Class A	36	7
BancorpSouth Inc.	541	7
* TFS Financial Corp.	531	5
CNA Financial Corp.	178	5
* LPL Investment Holdings Inc.	113	4
Interactive Brokers Group Inc.	229	4
Capitol Federal Financial Inc.	296	4
Wesco Financial Corp.	9	3
American National Insurance Co.	43	3
Symetra Financial Corp.	213	3
OneBeacon Insurance Group Ltd. Class A	161	2
CBOE Holdings Inc.	74	2
* Green Dot Corp. Class A	36	1
		14,524
Health Care (11.5%)
Johnson & Johnson	18,920	1,273
Pfizer Inc.	55,333	1,187
Merck & Co. Inc.	21,340	784
Abbott Laboratories	10,564	552
* Amgen Inc.	6,547	396
UnitedHealth Group Inc.	7,372	361
Bristol-Myers Squibb Co.	11,769	338
Medtronic Inc.	7,539	307
Eli Lilly & Co.	6,961	268
Baxter International Inc.	4,082	243
* Gilead Sciences Inc.	5,443	227
* Express Scripts Inc.	3,751	223
WellPoint Inc.	2,570	201
* Celgene Corp.	3,167	193
Covidien plc	3,431	189
Allergan Inc.	2,081	172
* Thermo Fisher Scientific Inc.	2,623	172
* Medco Health Solutions Inc.	2,768	166
* Biogen Idec Inc.	1,656	157
McKesson Corp.	1,732	148
Stryker Corp.	2,156	134
Becton Dickinson and Co.	1,514	133
* Agilent Technologies Inc.	2,383	119
St. Jude Medical Inc.	2,262	115
Aetna Inc.	2,603	114
Cardinal Health Inc.	2,478	113
CIGNA Corp.	1,894	94
* Intuitive Surgical Inc.	269	94
* Humana Inc.	1,165	94
* Zimmer Holdings Inc.	1,315	89
AmerisourceBergen Corp. Class A	1,934	80
* Vertex Pharmaceuticals Inc.	1,384	75
* Boston Scientific Corp.	10,377	74
* Laboratory Corp. of America Holdings	715	72
* Forest Laboratories Inc.	1,955	70
* Mylan Inc.	2,979	70

* Edwards Lifesciences Corp.	776	69
CR Bard Inc.	592	66
* Life Technologies Corp.	1,250	65
* Illumina Inc.	876	63
* Hospira Inc.	1,136	63
* Waters Corp.	637	63
* Alexion Pharmaceuticals Inc.	1,228	58
* Cerner Corp.	471	57
* DaVita Inc.	666	56
* Varian Medical Systems Inc.	803	54
Quest Diagnostics Inc.	882	51
Perrigo Co.	553	47
* Watson Pharmaceuticals Inc.	727	47
* Henry Schein Inc.	626	45
* Dendreon Corp.	986	42
* Cephalon Inc.	515	41
Beckman Coulter Inc.	480	40
DENTSPLY International Inc.	1,002	39
* Mettler-Toledo International Inc.	231	39
* Hologic Inc.	1,774	38
* CareFusion Corp.	1,237	36
* Coventry Health Care Inc.	1,013	36
* Human Genome Sciences Inc.	1,283	35
Universal Health Services Inc. Class B	615	33
* ResMed Inc.	1,038	33
* Endo Pharmaceuticals Holdings Inc.	796	33
* IDEXX Laboratories Inc.	395	31
* Regeneron Pharmaceuticals Inc.	480	29
* Gen-Probe Inc.	340	28
Omnicare Inc.	823	26
* Kinetic Concepts Inc.	428	25
* SXC Health Solutions Corp.	420	25
* Covance Inc.	414	24
* Mednax Inc.	323	24
Patterson Cos. Inc.	699	24
Cooper Cos. Inc.	311	23
* Alere Inc.	576	23
PerkinElmer Inc.	807	22
* United Therapeutics Corp.	340	22
* Tenet Healthcare Corp.	3,314	21
Techne Corp.	256	21
Pharmaceutical Product Development Inc.	722	21
Lincare Holdings Inc.	681	21
* Health Net Inc.	635	20
Hill-Rom Holdings Inc.	432	20
* BioMarin Pharmaceutical Inc.	696	20
* Health Management Associates Inc. Class A	1,714	19
* Community Health Systems Inc.	650	19
Teleflex Inc.	274	17
* Bio-Rad Laboratories Inc. Class A	134	17
* Myriad Genetics Inc.	633	16
* Allscripts Healthcare Solutions Inc.	795	16
* Brookdale Senior Living Inc. Class A	586	15
Warner Chilcott plc Class A	617	15
* LifePoint Hospitals Inc.	353	15
* VCA Antech Inc.	589	14
* Charles River Laboratories International Inc.	354	14
* Thoratec Corp.	393	14

* Amylin Pharmaceuticals Inc.	983	14
* Talecris Biotherapeutics Holdings Corp.	327	9
* Emdeon Inc. Class A	173	3
		11,033
Industrials (11.3%)
General Electric Co.	73,240	1,438
United Technologies Corp.	6,386	561
3M Co.	4,880	461
Caterpillar Inc.	4,299	455
Boeing Co.	5,188	405
Union Pacific Corp.	3,464	364
United Parcel Service Inc. Class B	4,888	359
Honeywell International Inc.	5,244	312
Emerson Electric Co.	5,155	281
Deere & Co.	2,908	250
FedEx Corp.	2,144	201
CSX Corp.	2,523	200
Danaher Corp.	3,640	198
Norfolk Southern Corp.	2,533	186
General Dynamics Corp.	2,366	176
Illinois Tool Works Inc.	3,016	173
Tyco International Ltd.	3,269	161
Lockheed Martin Corp.	1,979	154
Precision Castparts Corp.	974	153
Cummins Inc.	1,373	144
Northrop Grumman Corp.	2,062	135
Waste Management Inc.	3,306	129
PACCAR Inc.	2,498	125
Raytheon Co.	2,462	124
Eaton Corp.	2,294	119
Ingersoll-Rand plc	2,203	110
Parker Hannifin Corp.	1,103	98
CH Robinson Worldwide Inc.	1,136	91
Dover Corp.	1,279	86
Stanley Black & Decker Inc.	1,098	81
Rockwell Automation Inc.	976	81
Expeditors International of Washington Inc.	1,457	77
Goodrich Corp.	857	75
ITT Corp.	1,256	72
Cooper Industries plc	1,147	72
Republic Services Inc. Class A	2,224	70
Rockwell Collins Inc.	1,078	66
Southwest Airlines Co.	5,392	64
Joy Global Inc.	705	63
WW Grainger Inc.	402	61
L-3 Communications Holdings Inc.	740	60
Fastenal Co.	1,814	60
* Delta Air Lines Inc.	5,714	58
* United Continental Holdings Inc.	2,277	55
Roper Industries Inc.	644	54
* Stericycle Inc.	580	52
AMETEK Inc.	1,092	47
Bucyrus International Inc. Class A	515	47
Flowserve Corp.	384	47
Massey Energy Co.	705	47
Pall Corp.	801	45
* Kansas City Southern	751	44

Textron Inc.	1,871	43
Iron Mountain Inc.	1,251	43
* Jacobs Engineering Group Inc.	856	39
KBR Inc.	1,034	39
Masco Corp.	2,455	35
Manpower Inc.	561	34
Pitney Bowes Inc.	1,421	34
* AGCO Corp.	637	33
Equifax Inc.	867	33
* Navistar International Corp.	487	32
Avery Dennison Corp.	756	32
Donaldson Co. Inc.	528	32
Timken Co.	592	31
* WABCO Holdings Inc.	441	30
RR Donnelley & Sons Co.	1,412	30
Gardner Denver Inc.	359	30
Cintas Corp.	910	30
* Owens Corning	782	30
* IHS Inc. Class A	332	29
* Quanta Services Inc.	1,440	28
SPX Corp.	342	28
Robert Half International Inc.	1,027	28
Dun & Bradstreet Corp.	345	28
* TransDigm Group Inc.	337	28
Pentair Inc.	676	27
Hubbell Inc. Class B	411	27
JB Hunt Transport Services Inc.	590	27
Chicago Bridge & Iron Co.	692	26
IDEX Corp.	556	25
Waste Connections Inc.	797	25
* URS Corp.	567	25
* BE Aerospace Inc.	659	25
Snap-On Inc.	396	24
Kennametal Inc.	560	23
* Verisk Analytics Inc. Class A	666	23
Wabtec Corp.	329	22
* Babcock & Wilcox Co.	791	22
* Terex Corp.	744	22
Lincoln Electric Holdings Inc.	292	22
* Hertz Global Holdings Inc.	1,325	21
* Kirby Corp.	370	21
Graco Inc.	415	21
MSC Industrial Direct Co. Class A	299	21
Carlisle Cos. Inc.	417	20
Ryder System Inc.	363	20
* Aecom Technology Corp.	695	20
* Thomas & Betts Corp.	362	20
* Copart Inc.	411	19
Trinity Industries Inc.	543	19
Towers Watson & Co. Class A	293	19
Harsco Corp.	551	18
Regal-Beloit Corp.	264	18
* Shaw Group Inc.	495	18
* Corrections Corp. of America	779	18
* Nielsen Holdings NV	563	18
* Oshkosh Corp.	615	17
Crane Co.	338	17
Landstar System Inc.	344	16

Alliant Techsystems Inc.	227	16
Manitowoc Co. Inc.	899	16
* WESCO International Inc.	291	16
* Spirit Aerosystems Holdings Inc. Class A	727	16
UTi Worldwide Inc.	696	15
Valmont Industries Inc.	152	15
Lennox International Inc.	322	15
* General Cable Corp.	357	15
* AMR Corp.	2,277	14
Covanta Holding Corp.	821	14
Alexander & Baldwin Inc.	282	14
Con-way Inc.	348	14
Copa Holdings SA Class A	210	13
Toro Co.	203	13
GATX Corp.	317	13
* Huntington Ingalls Industries Inc.	344	13
* FTI Consulting Inc.	286	11
* CNH Global NV	161	7
Armstrong World Industries Inc.	134	6
* USG Corp.	444	6
* KAR Auction Services Inc.	172	4
		10,818
Information Technology (17.7%)
* Apple Inc.	6,243	2,172
International Business Machines Corp.	8,308	1,404
Microsoft Corp.	52,544	1,314
Oracle Corp.	26,133	894
* Google Inc. Class A	1,668	882
Intel Corp.	38,169	859
Qualcomm Inc.	11,226	658
Cisco Systems Inc.	39,084	657
Hewlett-Packard Co.	14,990	560
* EMC Corp.	14,068	401
Texas Instruments Inc.	8,365	295
Visa Inc. Class A	3,196	259
* eBay Inc.	7,871	245
Accenture plc Class A	4,184	240
Corning Inc.	10,681	215
Mastercard Inc. Class A	667	192
Automatic Data Processing Inc.	3,443	190
* Dell Inc.	11,645	187
* Cognizant Technology Solutions Corp. Class A	2,050	156
* Yahoo! Inc.	8,921	148
* NetApp Inc.	2,518	138
Broadcom Corp. Class A	3,687	133
* Juniper Networks Inc.	3,601	132
Applied Materials Inc.	9,193	127
* Adobe Systems Inc.	3,603	125
* Salesforce.com Inc.	784	119
* Citrix Systems Inc.	1,272	112
* Motorola Solutions Inc.	2,273	109
Altera Corp.	2,190	105
* Intuit Inc.	1,920	104
* Symantec Corp.	5,182	101
Xerox Corp.	9,438	96
Western Union Co.	4,353	90
Analog Devices Inc.	2,040	84

* NVIDIA Corp.	3,916	79
* SanDisk Corp.	1,574	75
Paychex Inc.	2,209	71
* BMC Software Inc.	1,243	69
* Autodesk Inc.	1,569	67
Amphenol Corp. Class A	1,188	64
* Teradata Corp.	1,143	64
* Fiserv Inc.	985	64
Xilinx Inc.	1,772	63
* F5 Networks Inc.	549	62
CA Inc.	2,663	62
* Micron Technology Inc.	5,856	60
Fidelity National Information Services Inc.	1,807	58
* Western Digital Corp.	1,569	58
* Marvell Technology Group Ltd.	3,522	57
Maxim Integrated Products Inc.	2,070	56
* Red Hat Inc.	1,291	56
* Electronic Arts Inc.	2,257	55
Linear Technology Corp.	1,534	53
KLA-Tencor Corp.	1,164	50
* Motorola Mobility Holdings Inc.	1,989	50
Microchip Technology Inc.	1,261	50
Seagate Technology plc	2,950	50
* VMware Inc. Class A	503	49
* Atmel Corp.	3,153	47
* First Solar Inc.	380	47
* Rovi Corp.	771	45
Harris Corp.	889	44
* Informatica Corp.	726	43
* Akamai Technologies Inc.	1,243	42
National Semiconductor Corp.	1,718	42
Computer Sciences Corp.	1,056	42
VeriSign Inc.	1,177	41
* Lam Research Corp.	866	41
* Amdocs Ltd.	1,322	40
Activision Blizzard Inc.	3,286	39
FLIR Systems Inc.	1,050	38
* Avnet Inc.	1,039	38
* Trimble Navigation Ltd.	831	36
* Advanced Micro Devices Inc.	4,111	36
* ANSYS Inc.	620	36
Factset Research Systems Inc.	320	36
* Arrow Electronics Inc.	786	35
* SAIC Inc.	1,959	34
* Alliance Data Systems Corp.	366	34
* Nuance Communications Inc.	1,557	34
* Polycom Inc.	584	34
* ON Semiconductor Corp.	2,941	33
* Skyworks Solutions Inc.	1,273	32
* Cree Inc.	736	32
* LSI Corp.	4,220	32
* Equinix Inc.	310	31
* Varian Semiconductor Equipment Associates Inc.	511	31
* JDS Uniphase Corp.	1,477	30
Global Payments Inc.	559	29
Solera Holdings Inc.	479	28
* MICROS Systems Inc.	550	28
* Synopsys Inc.	1,026	28

* Cypress Semiconductor Corp.	1,189	28
Jabil Circuit Inc.	1,233	27
Molex Inc.	912	25
Avago Technologies Ltd.	727	25
* Novellus Systems Inc.	618	22
* NCR Corp.	1,097	21
* Brocade Communications Systems Inc.	3,193	21
Total System Services Inc.	1,127	21
* Ingram Micro Inc.	1,073	20
Broadridge Financial Solutions Inc.	868	20
* Cadence Design Systems Inc.	1,850	20
* Teradyne Inc.	1,234	20
* Gartner Inc.	501	20
* WebMD Health Corp.	407	19
* IAC/InterActiveCorp	491	18
National Instruments Corp.	594	17
* Dolby Laboratories Inc. Class A	367	17
* Ciena Corp.	634	17
* Vishay Intertechnology Inc.	1,042	17
* MEMC Electronic Materials Inc.	1,557	16
* Zebra Technologies Corp.	366	16
Lender Processing Services Inc.	609	16
* Lexmark International Inc. Class A	538	16
* Compuware Corp.	1,540	16
* Fairchild Semiconductor International Inc. Class A	860	16
* Tech Data Corp.	319	15
* AOL Inc.	731	15
Diebold Inc.	452	15
* VistaPrint NV	300	15
* CoreLogic Inc.	801	15
* Itron Inc.	276	14
* SunPower Corp. Class A	667	14
* International Rectifier Corp.	484	14
* NeuStar Inc. Class A	514	14
* Silicon Laboratories Inc.	315	14
* Monster Worldwide Inc.	864	13
* PMC - Sierra Inc.	1,570	12
DST Systems Inc.	243	12
Intersil Corp. Class A	847	12
* QLogic Corp.	723	12
Tellabs Inc.	2,483	11
* Rambus Inc.	675	10
* Convergys Corp.	635	8
* EchoStar Corp. Class A	239	8
* Genpact Ltd.	432	7
AVX Corp.	324	5
* FleetCor Technologies Inc.	90	3
* Booz Allen Hamilton Holding Corp.	95	2
* Vishay Precision Group Inc.	69	1
* LinkedIn Corp. Class A	14	1
		16,936
Materials (4.1%)
Freeport-McMoRan Copper & Gold Inc.	6,433	332
EI du Pont de Nemours & Co.	6,201	331
Dow Chemical Co.	7,904	286
Monsanto Co.	3,734	265
Praxair Inc.	2,094	222

Newmont Mining Corp.	3,256	184
Air Products & Chemicals Inc.	1,454	138
Alcoa Inc.	6,988	117
PPG Industries Inc.	1,139	101
International Paper Co.	2,988	93
Nucor Corp.	2,157	91
Ecolab Inc.	1,598	88
Cliffs Natural Resources Inc.	927	84
* Mosaic Co.	1,083	77
CF Industries Holdings Inc.	487	75
Lubrizol Corp.	440	59
Sigma-Aldrich Corp.	831	58
Celanese Corp. Class A	1,073	56
Sherwin-Williams Co.	631	55
Walter Energy Inc.	431	54
Eastman Chemical Co.	496	53
Allegheny Technologies Inc.	724	49
Ball Corp.	1,159	46
United States Steel Corp.	982	45
* Crown Holdings Inc.	1,109	45
Albemarle Corp.	626	44
FMC Corp.	498	42
Southern Copper Corp.	1,158	40
MeadWestvaco Corp.	1,170	40
Airgas Inc.	572	40
Ashland Inc.	538	37
* Owens-Illinois Inc.	1,129	36
Vulcan Materials Co.	874	35
International Flavors & Fragrances Inc.	545	35
Domtar Corp.	289	30
Sealed Air Corp.	1,092	28
Martin Marietta Materials Inc.	311	27
Reliance Steel & Aluminum Co.	508	26
Valspar Corp.	680	26
Steel Dynamics Inc.	1,482	25
Nalco Holding Co.	887	25
Aptargroup Inc.	465	25
Bemis Co. Inc.	747	25
Huntsman Corp.	1,291	24
Sonoco Products Co.	688	24
Royal Gold Inc.	367	23
RPM International Inc.	888	21
Compass Minerals International Inc.	224	21
Packaging Corp. of America	706	21
Cabot Corp.	448	19
Cytec Industries Inc.	336	19
Scotts Miracle-Gro Co. Class A	315	18
Temple-Inland Inc.	737	17
Carpenter Technology Corp.	301	16
Greif Inc. Class A	238	16
AK Steel Holding Corp.	753	12
Commercial Metals Co.	743	11
* Titanium Metals Corp.	585	11
* Intrepid Potash Inc.	285	9
Schnitzer Steel Industries Inc.	141	8
Eagle Materials Inc.	283	8
		3,888

Telecommunication Services (2.9%)
AT&T Inc.	40,535	1,279
Verizon Communications Inc.	19,345	714
CenturyLink Inc.	4,033	174
* American Tower Corp. Class A	2,761	153
* Sprint Nextel Corp.	20,156	118
* Crown Castle International Corp.	1,988	82
Frontier Communications Corp.	6,749	60
* NII Holdings Inc.	1,145	50
Windstream Corp.	3,490	47
* SBA Communications Corp. Class A	801	31
* MetroPCS Communications Inc.	1,721	31
* Level 3 Communications Inc.	11,336	26
* tw telecom inc Class A	1,039	23
Telephone & Data Systems Inc.	579	19
* Leap Wireless International Inc.	405	7
* United States Cellular Corp.	95	5
* Clearwire Corp. Class A	917	4
		2,823
Utilities (3.5%)
Southern Co.	5,643	226
Dominion Resources Inc.	4,079	195
Exelon Corp.	4,521	189
Duke Energy Corp.	8,987	168
NextEra Energy Inc.	2,838	164
FirstEnergy Corp.	2,861	128
American Electric Power Co. Inc.	3,278	125
PG&E Corp.	2,684	116
Public Service Enterprise Group Inc.	3,463	116
PPL Corp.	3,950	111
Consolidated Edison Inc.	1,930	102
Progress Energy Inc.	1,966	94
Sempra Energy	1,694	93
Edison International	2,230	88
Entergy Corp.	1,223	83
Xcel Energy Inc.	3,304	82
DTE Energy Co.	1,153	60
* AES Corp.	4,584	59
CenterPoint Energy Inc.	2,879	56
Oneok Inc.	728	52
Wisconsin Energy Corp.	1,600	50
Ameren Corp.	1,631	48
Constellation Energy Group Inc.	1,265	47
Northeast Utilities	1,205	42
* NRG Energy Inc.	1,653	41
NiSource Inc.	1,897	39
* Calpine Corp.	2,390	38
National Fuel Gas Co.	504	36
American Water Works Co. Inc.	1,196	36
OGE Energy Corp.	666	34
NSTAR	731	34
Pinnacle West Capital Corp.	743	34
CMS Energy Corp.	1,674	33
SCANA Corp.	773	31
Alliant Energy Corp.	759	31
Energen Corp.	492	31
Pepco Holdings Inc.	1,528	31

	MDU Resources Group Inc.			1,288	30
	TECO Energy Inc.			1,464	28
	Integrys Energy Group Inc.			528	28
	NV Energy Inc.			1,608	25
	ITC Holdings Corp.			344	25
	DPL Inc.			814	25
	UGI Corp.			748	25
	Westar Energy Inc.			818	22
	AGL Resources Inc.			533	22
	Aqua America Inc.			938	21
	Atmos Energy Corp.			638	21
*	GenOn Energy Inc.			5,241	21
	Questar Corp.			1,199	21
	Great Plains Energy Inc.			928	20
	Hawaiian Electric Industries Inc.			638	16
	Vectren Corp.			556	16
	Ormat Technologies Inc.			119	3
					3,312
Total Common Stocks (Cost $88,527)					95,070
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.155%		326,816	327

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[3,4] Federal Home Loan Bank Discount Notes		0.070%	8/17/11	100	100
4	Freddie Mac Discount Notes	0.080%	8/15/11	75	75
					175
Total Temporary Cash Investments (Cost $502)					502
Total Investments (99.6%) (Cost $89,029)					95,572
Other Assets and Liabilities-Net (0.4%)					351
Net Assets (100%)					95,923

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and (0.3%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Russell 1000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	95,070	—	—
Temporary Cash Investments	327	175	—
Futures Contracts—Assets[1]	7	—	—
Total	95,404	175	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Russell 1000 Index Fund

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	2	672	34
E-mini S&P 500 Index	June 2011	2	134	----

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2011, the cost of investment securities for tax purposes was $89,029,000. Net unrealized appreciation of investment securities for tax purposes was $6,543,000, consisting of unrealized gains of $7,915,000 on securities that had risen in value since their purchase and $1,372,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.9%)
Walt Disney Co.	46,073	1,918
Comcast Corp. Class A	54,976	1,388
News Corp. Class A	42,523	780
Time Warner Inc.	20,212	736
Time Warner Cable Inc.	7,913	611
Viacom Inc. Class B	11,473	578
CBS Corp. Class B	14,092	394
Comcast Corp. Class A Special Shares	11,200	264
Macy's Inc.	8,947	258
* Liberty Media Corp. - Interactive	14,052	256
Virgin Media Inc.	7,809	255
* Liberty Global Inc. Class A	5,566	251
Carnival Corp.	6,439	250
Thomson Reuters Corp.	5,948	232
VF Corp.	2,073	207
Genuine Parts Co.	3,736	205
Fortune Brands Inc.	3,150	204
Cablevision Systems Corp. Class A	5,242	186
Lowe's Cos. Inc.	7,381	178
* Liberty Media Corp. - Capital	1,626	148
* DISH Network Corp. Class A	4,710	143
Wyndham Worldwide Corp.	3,998	139
Newell Rubbermaid Inc.	6,857	122
JC Penney Co. Inc.	3,431	122
Autoliv Inc.	1,325	102
Mattel Inc.	3,603	95
Kohl's Corp.	1,776	94
McGraw-Hill Cos. Inc.	2,211	94
* GameStop Corp. Class A	3,309	93
* Signet Jewelers Ltd.	2,011	92
* Liberty Media Corp. - Starz	1,206	92
Foot Locker Inc.	3,683	92
* MGM Resorts International	5,902	89
Lear Corp.	1,734	88
Whirlpool Corp.	1,010	85
* Garmin Ltd.	2,481	84
Gannett Co. Inc.	5,602	80
DR Horton Inc.	6,549	80
Expedia Inc.	2,836	79
* Discovery Communications Inc. Class A	1,799	78
* Mohawk Industries Inc.	1,159	77
Jarden Corp.	2,168	76
* Toll Brothers Inc.	3,398	74
* Royal Caribbean Cruises Ltd.	1,893	74
* Sears Holdings Corp.	1,010	72
Lennar Corp. Class A	3,746	71
H&R Block Inc.	4,260	69
* Pulte Group Inc.	7,928	67
Service Corp. International	5,649	65

* Penn National Gaming Inc.	1,599	65
Omnicom Group Inc.	1,296	61
Washington Post Co. Class B	122	50
American Eagle Outfitters Inc.	3,464	46
* Hyatt Hotels Corp. Class A	1,026	46
Harman International Industries Inc.	858	41
RadioShack Corp.	2,489	39
Abercrombie & Fitch Co.	490	37
Leggett & Platt Inc.	1,425	37
* AutoNation Inc.	1,027	36
Johnson Controls Inc.	902	36
* TRW Automotive Holdings Corp.	597	34
* Lamar Advertising Co. Class A	1,070	31
* Madison Square Garden Co. Class A	963	26
* New York Times Co. Class A	3,189	26
* Office Depot Inc.	5,827	24
Wendy's/Arby's Group Inc. Class A	4,577	23
MDC Holdings Inc.	852	23
Choice Hotels International Inc.	608	22
KB Home	1,759	22
Aaron's Inc.	754	21
Gap Inc.	1,038	20
Regal Entertainment Group Class A	1,457	20
* Central European Media Enterprises Ltd. Class A	887	19
Meredith Corp.	486	15
* BorgWarner Inc.	202	15
* Clear Channel Outdoor Holdings Inc. Class A	955	14
International Speedway Corp. Class A	458	13
* Education Management Corp.	418	9
* Federal-Mogul Corp.	366	8
Brinker International Inc.	258	7
John Wiley & Sons Inc. Class A	66	3
* Tesla Motors Inc.	110	3
		12,779
Consumer Staples (9.9%)
Procter & Gamble Co.	63,682	4,267
Kraft Foods Inc.	37,708	1,319
PepsiCo Inc.	16,136	1,148
CVS Caremark Corp.	28,459	1,101
Wal-Mart Stores Inc.	18,050	997
Coca-Cola Co.	12,585	841
Altria Group Inc.	20,428	573
Philip Morris International Inc.	6,882	494
Archer-Daniels-Midland Co.	15,127	490
Lorillard Inc.	3,381	390
Kroger Co.	13,453	334
Reynolds American Inc.	7,899	314
Mead Johnson Nutrition Co.	4,152	281
Bunge Ltd.	3,392	252
General Mills Inc.	6,322	251
HJ Heinz Co.	4,390	241
JM Smucker Co.	2,803	222
ConAgra Foods Inc.	8,648	220
Safeway Inc.	8,662	214
Colgate-Palmolive Co.	1,881	165
Dr Pepper Snapple Group Inc.	3,708	153
Molson Coors Brewing Co. Class B	3,101	145

Tyson Foods Inc. Class A	7,057	134
Kimberly-Clark Corp.	1,922	131
* Energizer Holdings Inc.	1,635	126
* Ralcorp Holdings Inc.	1,291	113
Corn Products International Inc.	1,769	100
Hormel Foods Corp.	3,250	95
* Constellation Brands Inc. Class A	4,316	95
Coca-Cola Enterprises Inc.	3,084	89
Walgreen Co.	1,938	85
Hershey Co.	1,505	84
McCormick & Co. Inc.	1,561	78
Sara Lee Corp.	3,950	77
* Smithfield Foods Inc.	3,233	68
* Dean Foods Co.	4,270	59
* BJ's Wholesale Club Inc.	1,162	59
Campbell Soup Co.	1,628	57
SUPERVALU Inc.	4,993	51
Brown-Forman Corp. Class B	618	45
Flowers Foods Inc.	1,120	37
Kellogg Co.	643	37
* Central European Distribution Corp.	1,662	21
* Hansen Natural Corp.	233	17
Clorox Co.	182	13
		16,083
Energy (13.1%)
Chevron Corp.	44,747	4,694
Occidental Petroleum Corp.	15,227	1,642
ConocoPhillips	20,515	1,502
Apache Corp.	8,982	1,119
Anadarko Petroleum Corp.	11,638	925
Devon Energy Corp.	9,950	837
Exxon Mobil Corp.	9,711	811
National Oilwell Varco Inc.	9,856	715
Marathon Oil Corp.	12,233	663
Hess Corp.	7,020	555
Baker Hughes Inc.	7,327	542
Chesapeake Energy Corp.	15,311	480
Spectra Energy Corp.	15,244	421
Peabody Energy Corp.	6,324	388
Noble Energy Inc.	4,108	383
Valero Energy Corp.	13,303	366
Schlumberger Ltd.	4,081	350
El Paso Corp.	14,694	309
Murphy Oil Corp.	3,973	274
Fluor Corp.	3,953	272
Williams Cos. Inc.	8,082	254
Pioneer Natural Resources Co.	2,728	251
* Newfield Exploration Co.	3,139	234
* Denbury Resources Inc.	9,392	206
* Weatherford International Ltd.	10,397	206
QEP Resources Inc.	4,119	179
* Whiting Petroleum Corp.	2,559	172
Consol Energy Inc.	2,873	147
Cabot Oil & Gas Corp.	2,442	143
Helmerich & Payne Inc.	2,205	138
* Alpha Natural Resources Inc.	2,473	136
* Plains Exploration & Production Co.	3,282	121

* Cameron International Corp.	2,482	118
Sunoco Inc.	2,836	115
Patterson-UTI Energy Inc.	3,619	113
* Nabors Industries Ltd.	4,032	112
* Oceaneering International Inc.	1,297	106
* Rowan Cos. Inc.	2,595	103
Southern Union Co.	2,928	89
* Oil States International Inc.	1,104	87
* Tesoro Corp.	3,322	81
Diamond Offshore Drilling Inc.	1,096	81
Frontier Oil Corp.	2,488	74
Tidewater Inc.	1,219	67
* Superior Energy Services Inc.	1,716	64
* Petrohawk Energy Corp.	2,061	55
* Unit Corp.	947	55
SEACOR Holdings Inc.	500	50
* Atwood Oceanics Inc.	1,054	46
* SandRidge Energy Inc.	3,506	40
* Quicksilver Resources Inc.	2,604	37
Teekay Corp.	998	33
Arch Coal Inc.	1,120	33
* Comstock Resources Inc.	1,112	33
SM Energy Co.	475	32
* Exterran Holdings Inc.	1,333	29
* Forest Oil Corp.	945	28
* Cobalt International Energy Inc.	1,900	27
* McDermott International Inc.	1,142	24
Holly Corp.	326	20
EQT Corp.	235	13
* Dresser-Rand Group Inc.	161	8
* Continental Resources Inc.	79	5
Frontline Ltd.	165	3
		21,216
Financials (25.9%)
JPMorgan Chase & Co.	93,594	4,047
Wells Fargo & Co.	114,473	3,248
* Berkshire Hathaway Inc. Class B	40,685	3,217
Bank of America Corp.	236,012	2,773
Citigroup Inc.	49,766	2,048
Goldman Sachs Group Inc.	12,110	1,704
US Bancorp	45,131	1,155
Bank of New York Mellon Corp.	28,532	802
PNC Financial Services Group Inc.	12,374	772
Prudential Financial Inc.	10,918	696
Morgan Stanley	24,273	586
Capital One Financial Corp.	10,739	584
Travelers Cos. Inc.	9,037	561
State Street Corp.	11,802	540
MetLife Inc.	11,266	497
Chubb Corp.	7,173	470
ACE Ltd.	6,756	465
BB&T Corp.	16,281	448
CME Group Inc.	1,546	442
Allstate Corp.	12,654	397
Equity Residential	6,230	385
HCP Inc.	9,445	358
SunTrust Banks Inc.	12,602	355

Boston Properties Inc.	3,271	354
Progressive Corp.	15,771	341
Vornado Realty Trust	3,459	340
Annaly Capital Management Inc.	18,653	338
AON Corp.	6,340	331
Loews Corp.	7,404	311
Discover Financial Services	12,793	305
BlackRock Inc.	1,451	298
Fifth Third Bancorp	21,588	282
Ameriprise Financial Inc.	4,553	279
AvalonBay Communities Inc.	2,055	273
Host Hotels & Resorts Inc.	15,484	272
Weyerhaeuser Co.	12,595	271
Hartford Financial Services Group Inc.	9,570	255
Simon Property Group Inc.	2,121	250
Principal Financial Group Inc.	7,522	235
Health Care REIT Inc.	4,152	221
* SLM Corp.	12,395	211
Lincoln National Corp.	7,116	209
* CIT Group Inc.	4,706	209
Regions Financial Corp.	29,545	209
ProLogis	12,556	208
Unum Group	7,285	192
KeyCorp	22,369	189
Invesco Ltd.	7,676	189
Kimco Realty Corp.	9,542	186
Ventas Inc.	3,221	182
XL Group plc Class A	7,604	180
SL Green Realty Corp.	1,950	176
NYSE Euronext	4,814	175
Northern Trust Corp.	3,420	167
New York Community Bancorp Inc.	10,244	166
Macerich Co.	3,052	166
M&T Bank Corp.	1,842	163
Leucadia National Corp.	4,585	163
Comerica Inc.	4,148	150
Huntington Bancshares Inc.	20,287	134
AMB Property Corp.	3,599	133
Nationwide Health Properties Inc.	2,984	131
Legg Mason Inc.	3,652	124
Torchmark Corp.	1,822	121
Alexandria Real Estate Equities Inc.	1,453	120
PartnerRe Ltd.	1,599	120
Everest Re Group Ltd.	1,291	115
People's United Financial Inc.	8,305	111
Reinsurance Group of America Inc. Class A	1,720	109
Camden Property Trust	1,641	105
Cincinnati Financial Corp.	3,462	105
* Genworth Financial Inc. Class A	9,437	105
Realty Income Corp.	2,983	105
UDR Inc.	3,996	104
* E*Trade Financial Corp.	6,580	104
First Niagara Financial Group Inc.	7,275	103
Zions Bancorporation	4,299	102
Marshall & Ilsley Corp.	12,402	99
* Arch Capital Group Ltd.	2,924	99
Regency Centers Corp.	2,115	98
Liberty Property Trust	2,663	96

* Markel Corp.	230	95
WR Berkley Corp.	2,828	94
Hudson City Bancorp Inc.	10,178	93
Chimera Investment Corp.	23,715	93
BRE Properties Inc.	1,756	90
HCC Insurance Holdings Inc.	2,705	90
Plum Creek Timber Co. Inc.	2,204	89
Duke Realty Corp.	5,914	89
Rayonier Inc.	1,326	88
RenaissanceRe Holdings Ltd.	1,217	88
Assurant Inc.	2,350	87
Fidelity National Financial Inc. Class A	5,402	86
American International Group Inc.	3,014	86
Raymond James Financial Inc.	2,335	83
Ares Capital Corp.	4,808	81
Senior Housing Properties Trust	3,336	81
Taubman Centers Inc.	1,284	78
Commerce Bancshares Inc.	1,791	77
Old Republic International Corp.	6,087	76
Weingarten Realty Investors	2,827	75
Assured Guaranty Ltd.	4,336	74
Mack-Cali Realty Corp.	2,042	72
Cullen/Frost Bankers Inc.	1,233	72
Hospitality Properties Trust	2,902	72
Transatlantic Holdings Inc.	1,512	70
East West Bancorp Inc.	3,480	70
* Popular Inc.	24,057	70
American Financial Group Inc.	1,911	68
Developers Diversified Realty Corp.	4,688	68
White Mountains Insurance Group Ltd.	164	67
Axis Capital Holdings Ltd.	2,020	67
Jefferies Group Inc.	2,994	66
First Horizon National Corp.	6,196	65
Essex Property Trust Inc.	463	64
* NASDAQ OMX Group Inc.	2,425	62
* Forest City Enterprises Inc. Class A	3,187	61
Douglas Emmett Inc.	2,876	61
City National Corp.	1,069	60
Corporate Office Properties Trust	1,687	60
Associated Banc-Corp	4,068	57
TCF Financial Corp.	3,740	56
Arthur J Gallagher & Co.	1,939	56
* Allied World Assurance Co. Holdings Ltd.	896	54
* Alleghany Corp.	163	54
Valley National Bancorp	3,976	54
Fulton Financial Corp.	4,666	52
Federal Realty Investment Trust	581	51
CapitalSource Inc.	7,590	49
Protective Life Corp.	2,014	49
StanCorp Financial Group Inc.	1,115	48
Aspen Insurance Holdings Ltd.	1,659	45
CommonWealth REIT	1,696	44
Synovus Financial Corp.	18,421	44
Validus Holdings Ltd.	1,356	44
Hanover Insurance Group Inc.	1,054	43
Washington Federal Inc.	2,646	42
Janus Capital Group Inc.	3,929	41
Brandywine Realty Trust	3,091	39

Apartment Investment & Management Co.	1,394	37
Bank of Hawaii Corp.	768	36
Public Storage	307	36
Unitrin Inc.	1,198	36
Brown & Brown Inc.	1,244	33
* MBIA Inc.	3,608	32
BOK Financial Corp.	594	32
Marsh & McLennan Cos. Inc.	994	31
Aflac Inc.	608	29
General Growth Properties Inc.	1,759	29
Endurance Specialty Holdings Ltd.	708	29
Mercury General Corp.	629	26
Piedmont Office Realty Trust Inc. Class A	1,231	25
BancorpSouth Inc.	1,964	25
First Citizens BancShares Inc. Class A	128	25
* TFS Financial Corp.	1,879	19
CNA Financial Corp.	621	19
Federated Investors Inc. Class B	668	17
Erie Indemnity Co. Class A	187	13
American National Insurance Co.	164	13
Wesco Financial Corp.	32	12
Capitol Federal Financial Inc.	991	12
* LPL Investment Holdings Inc.	320	12
Symetra Financial Corp.	823	11
Interactive Brokers Group Inc.	604	10
* Howard Hughes Corp.	129	10
OneBeacon Insurance Group Ltd. Class A	542	8
Digital Realty Trust Inc.	125	8
* St. Joe Co.	223	5
CBOE Holdings Inc.	166	4
* Green Dot Corp. Class A	21	1
		41,984
Health Care (13.3%)
Pfizer Inc.	189,746	4,070
Johnson & Johnson	55,148	3,711
Merck & Co. Inc.	73,353	2,696
* Amgen Inc.	22,535	1,364
UnitedHealth Group Inc.	25,339	1,240
Bristol-Myers Squibb Co.	40,477	1,164
Eli Lilly & Co.	18,423	709
WellPoint Inc.	8,833	690
* Thermo Fisher Scientific Inc.	9,013	590
* Biogen Idec Inc.	5,690	539
Aetna Inc.	8,927	390
CIGNA Corp.	6,509	325
* Humana Inc.	4,004	322
* Zimmer Holdings Inc.	4,520	306
McKesson Corp.	3,382	290
* Boston Scientific Corp.	35,670	256
Cardinal Health Inc.	5,588	254
Medtronic Inc.	5,986	244
* Forest Laboratories Inc.	6,718	242
Abbott Laboratories	3,559	186
* Watson Pharmaceuticals Inc.	2,496	161
* Cephalon Inc.	1,762	140
Baxter International Inc.	2,340	139
Beckman Coulter Inc.	1,647	137

* Hologic Inc.	6,089	131
* Coventry Health Care Inc.	3,490	123
* Endo Pharmaceuticals Holdings Inc.	2,753	115
Universal Health Services Inc. Class B	1,971	107
* CareFusion Corp.	3,324	96
Omnicare Inc.	2,550	80
* Kinetic Concepts Inc.	1,341	80
* Health Net Inc.	2,182	70
* Life Technologies Corp.	1,255	65
Cooper Cos. Inc.	865	65
* Bio-Rad Laboratories Inc. Class A	459	57
* Alere Inc.	1,400	56
* LifePoint Hospitals Inc.	1,212	51
Teleflex Inc.	793	49
* Brookdale Senior Living Inc. Class A	1,738	45
PerkinElmer Inc.	1,511	42
* Mylan Inc.	1,618	38
* Charles River Laboratories International Inc.	925	36
Quest Diagnostics Inc.	410	24
* Tenet Healthcare Corp.	3,078	20
* Community Health Systems Inc.	664	19
Hill-Rom Holdings Inc.	234	11
* Mednax Inc.	53	4
* Emdeon Inc. Class A	29	—
		21,549
Industrials (9.4%)
General Electric Co.	192,885	3,788
Union Pacific Corp.	10,417	1,093
CSX Corp.	8,671	688
Norfolk Southern Corp.	8,705	638
General Dynamics Corp.	8,130	603
Tyco International Ltd.	9,605	474
Northrop Grumman Corp.	7,086	463
Waste Management Inc.	11,363	442
Raytheon Co.	8,462	426
Ingersoll-Rand plc	7,573	378
Eaton Corp.	5,828	301
Stanley Black & Decker Inc.	3,774	279
Boeing Co.	3,393	265
ITT Corp.	4,317	249
FedEx Corp.	2,609	244
Parker Hannifin Corp.	2,717	241
L-3 Communications Holdings Inc.	2,543	208
Southwest Airlines Co.	16,199	192
Goodrich Corp.	2,118	185
Republic Services Inc. Class A	5,359	169
United Technologies Corp.	1,888	166
Massey Energy Co.	2,410	159
KBR Inc.	3,370	126
Manpower Inc.	1,926	118
Lockheed Martin Corp.	1,460	114
Equifax Inc.	2,982	113
* AGCO Corp.	2,176	112
Dover Corp.	1,616	109
Rockwell Collins Inc.	1,760	108
Avery Dennison Corp.	2,449	104
Cintas Corp.	3,124	103

RR Donnelley & Sons Co.	4,595	98
* Quanta Services Inc.	4,946	98
* BE Aerospace Inc.	2,262	85
Masco Corp.	5,906	84
Snap-On Inc.	1,359	82
* URS Corp.	1,849	81
SPX Corp.	945	78
* Terex Corp.	2,558	76
Textron Inc.	3,118	71
* Kirby Corp.	1,189	68
Carlisle Cos. Inc.	1,330	65
Wabtec Corp.	953	64
Trinity Industries Inc.	1,865	64
* Kansas City Southern	1,061	62
Harsco Corp.	1,752	59
Crane Co.	1,161	57
* Thomas & Betts Corp.	1,026	56
Hubbell Inc. Class B	845	56
Towers Watson & Co. Class A	853	54
Chicago Bridge & Iron Co.	1,415	54
* Jacobs Engineering Group Inc.	1,165	54
Danaher Corp.	926	50
Deere & Co.	560	48
* Corrections Corp. of America	2,077	48
Alexander & Baldwin Inc.	968	47
* Aecom Technology Corp.	1,652	47
* Spirit Aerosystems Holdings Inc. Class A	2,120	46
Covanta Holding Corp.	2,712	46
Con-way Inc.	1,164	46
* Owens Corning	1,193	46
Pentair Inc.	1,113	45
* Huntington Ingalls Industries Inc.	1,180	43
* Nielsen Holdings NV	1,293	41
* WESCO International Inc.	675	38
Pitney Bowes Inc.	1,392	33
* AMR Corp.	5,299	33
* General Cable Corp.	787	33
Ryder System Inc.	588	32
GATX Corp.	788	31
Timken Co.	535	28
* Shaw Group Inc.	720	26
* United Continental Holdings Inc.	1,047	25
Flowserve Corp.	198	24
Armstrong World Industries Inc.	434	21
Kennametal Inc.	485	20
* CNH Global NV	478	20
Waste Connections Inc.	573	18
Copa Holdings SA Class A	261	16
* Babcock & Wilcox Co.	571	16
IDEX Corp.	325	15
* USG Corp.	882	13
* KAR Auction Services Inc.	568	12
* Hertz Global Holdings Inc.	665	11
Regal-Beloit Corp.	147	10
UTi Worldwide Inc.	388	9
* FTI Consulting Inc.	164	6
Gardner Denver Inc.	57	5

Alliant Techsystems Inc.	48	3
		15,175
Information Technology (5.3%)
Microsoft Corp.	59,641	1,492
Intel Corp.	41,359	931
Corning Inc.	32,125	647
Texas Instruments Inc.	15,726	555
* eBay Inc.	16,774	523
* Motorola Solutions Inc.	7,811	374
Xerox Corp.	32,441	331
* Symantec Corp.	16,102	315
* Yahoo! Inc.	17,724	293
* Micron Technology Inc.	20,128	205
Fidelity National Information Services Inc.	6,210	200
* Motorola Mobility Holdings Inc.	6,834	172
KLA-Tencor Corp.	3,779	163
* Western Digital Corp.	4,157	152
Computer Sciences Corp.	3,629	145
* Avnet Inc.	3,589	130
* LSI Corp.	14,503	109
* Arrow Electronics Inc.	2,403	107
* Amdocs Ltd.	3,269	100
Activision Blizzard Inc.	8,233	99
* Synopsys Inc.	3,305	90
Molex Inc.	3,131	86
* Advanced Micro Devices Inc.	8,717	76
* Brocade Communications Systems Inc.	10,976	73
* Fiserv Inc.	1,126	73
Total System Services Inc.	3,872	72
* Ingram Micro Inc.	3,473	66
* Vishay Intertechnology Inc.	3,581	57
* Lexmark International Inc. Class A	1,846	55
* Fairchild Semiconductor International Inc. Class A	2,955	53
* Tech Data Corp.	1,097	52
* AOL Inc.	2,511	52
* International Rectifier Corp.	1,663	48
Seagate Technology plc	2,813	47
* CoreLogic Inc.	2,603	47
Diebold Inc.	1,218	40
* PMC - Sierra Inc.	5,109	40
CA Inc.	1,703	40
Tellabs Inc.	8,533	39
* IAC/InterActiveCorp	1,023	38
* MEMC Electronic Materials Inc.	3,119	33
* Convergys Corp.	2,339	30
* SunPower Corp. Class A	1,397	29
* EchoStar Corp. Class A	873	29
Intersil Corp. Class A	1,915	27
Jabil Circuit Inc.	1,241	27
* Zebra Technologies Corp.	551	24
* Compuware Corp.	2,303	23
* Monster Worldwide Inc.	1,496	23
* Atmel Corp.	1,099	16
AVX Corp.	1,047	16
National Semiconductor Corp.	538	13
* Electronic Arts Inc.	479	12
* Novellus Systems Inc.	240	9

Broadridge Financial Solutions Inc.	266	6
* Vishay Precision Group Inc.	326	6
* FleetCor Technologies Inc.	104	4
* Itron Inc.	57	3
* Booz Allen Hamilton Holding Corp.	53	1
		8,518
Materials (3.1%)
Dow Chemical Co.	27,167	981
EI du Pont de Nemours & Co.	13,961	744
Alcoa Inc.	20,536	345
PPG Industries Inc.	3,271	290
Nucor Corp.	4,233	179
Eastman Chemical Co.	1,342	142
MeadWestvaco Corp.	4,015	137
United States Steel Corp.	2,737	126
Ball Corp.	3,134	124
Vulcan Materials Co.	3,022	122
Ashland Inc.	1,682	115
Domtar Corp.	991	102
Sealed Air Corp.	3,751	96
Steel Dynamics Inc.	5,093	87
* Owens-Illinois Inc.	2,681	86
Aptargroup Inc.	1,596	85
Bemis Co. Inc.	2,565	85
Huntsman Corp.	4,436	84
Sonoco Products Co.	2,361	84
Valspar Corp.	2,099	81
Reliance Steel & Aluminum Co.	1,548	80
Sherwin-Williams Co.	830	73
CF Industries Holdings Inc.	466	72
International Paper Co.	2,279	71
Packaging Corp. of America	2,426	71
Royal Gold Inc.	1,063	66
Cabot Corp.	1,538	65
Cytec Industries Inc.	1,152	65
Greif Inc. Class A	816	54
Temple-Inland Inc.	2,063	49
FMC Corp.	540	45
Commercial Metals Co.	2,687	40
Walter Energy Inc.	296	37
RPM International Inc.	1,525	36
* Intrepid Potash Inc.	1,050	34
AK Steel Holding Corp.	2,201	34
Schnitzer Steel Industries Inc.	411	24
Sigma-Aldrich Corp.	220	15
Allegheny Technologies Inc.	156	10
		5,036
Telecommunication Services (5.1%)
AT&T Inc.	139,002	4,387
Verizon Communications Inc.	66,496	2,456
CenturyLink Inc.	13,862	599
* Sprint Nextel Corp.	69,284	405
Frontier Communications Corp.	14,198	126
Windstream Corp.	7,018	94
Telephone & Data Systems Inc.	1,987	65
* MetroPCS Communications Inc.	3,088	55
* Level 3 Communications Inc.	23,924	55

* NII Holdings Inc.	827	36
* Leap Wireless International Inc.	1,436	24
* United States Cellular Corp.	364	18
* Clearwire Corp. Class A	690	3
		8,323
Utilities (7.0%)
Southern Co.	19,396	777
Dominion Resources Inc.	14,021	669
Exelon Corp.	15,539	650
Duke Energy Corp.	30,889	579
NextEra Energy Inc.	9,754	565
FirstEnergy Corp.	9,832	439
American Electric Power Co. Inc.	11,265	430
PG&E Corp.	9,223	400
Public Service Enterprise Group Inc.	11,902	399
PPL Corp.	13,576	383
Consolidated Edison Inc.	6,633	352
Progress Energy Inc.	6,756	322
Sempra Energy	5,824	321
Edison International	7,665	302
Entergy Corp.	4,204	287
Xcel Energy Inc.	11,355	281
DTE Energy Co.	3,962	205
* AES Corp.	15,755	204
CenterPoint Energy Inc.	9,896	191
Oneok Inc.	2,501	178
Wisconsin Energy Corp.	5,500	172
Ameren Corp.	5,606	167
Constellation Energy Group Inc.	4,346	162
Northeast Utilities	4,141	146
* NRG Energy Inc.	5,671	140
NiSource Inc.	6,546	133
National Fuel Gas Co.	1,739	125
American Water Works Co. Inc.	4,110	123
OGE Energy Corp.	2,281	117
Pinnacle West Capital Corp.	2,564	116
NSTAR	2,512	116
CMS Energy Corp.	5,771	115
SCANA Corp.	2,655	108
Alliant Energy Corp.	2,605	107
Energen Corp.	1,690	105
Pepco Holdings Inc.	5,250	105
MDU Resources Group Inc.	4,425	105
TECO Energy Inc.	5,032	97
Integrys Energy Group Inc.	1,811	95
NV Energy Inc.	5,526	87
DPL Inc.	2,797	84
UGI Corp.	2,568	84
Westar Energy Inc.	2,810	76
AGL Resources Inc.	1,831	75
Aqua America Inc.	3,221	73
Atmos Energy Corp.	2,191	73
* GenOn Energy Inc.	18,015	72
Questar Corp.	4,118	71
* Calpine Corp.	4,394	69
Great Plains Energy Inc.	3,189	68
Hawaiian Electric Industries Inc.	2,192	55

Vectren Corp.			1,910	54
ITC Holdings Corp.			143	10
Ormat Technologies Inc.			225	5
				11,244
Total Common Stocks (Cost $150,906)				161,907
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund	0.155%		539,433	539

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
2 Fannie Mae Discount Notes	0.240%	6/22/11	200	200
Total Temporary Cash Investments (Cost $739)				739
Total Investments (100.5%) (Cost $151,645)				162,646
Other Assets and Liabilities-Net (-0.5%)				(746)
Net Assets (100%)				161,900

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Value Index Fund

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	161,907	—	—
Temporary Cash Investments	539	200	—
Total	162,446	200	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $151,645,000. Net unrealized appreciation of investment securities for tax purposes was $11,001,000, consisting of unrealized gains of $12,942,000 on securities that had risen in value since their purchase and $1,941,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.5%)
McDonald's Corp.	23,226	1,894
* Amazon.com Inc.	7,553	1,486
Home Depot Inc.	34,501	1,252
* Ford Motor Co.	79,196	1,182
* DIRECTV Class A	16,678	838
Target Corp.	14,962	741
NIKE Inc. Class B	7,769	656
Starbucks Corp.	16,085	592
Yum! Brands Inc.	10,091	558
Johnson Controls Inc.	13,695	542
* priceline.com Inc.	1,024	528
Lowe's Cos. Inc.	21,687	523
TJX Cos. Inc.	8,361	443
Coach Inc.	6,587	419
* Las Vegas Sands Corp.	7,513	312
* Bed Bath & Beyond Inc.	5,398	291
Staples Inc.	15,759	265
Starwood Hotels & Resorts Worldwide Inc.	4,092	250
Kohl's Corp.	4,640	247
Wynn Resorts Ltd.	1,630	239
* Netflix Inc.	861	233
Omnicom Group Inc.	4,943	231
Limited Brands Inc.	5,768	230
Best Buy Co. Inc.	7,018	223
Marriott International Inc. Class A	5,859	222
Ross Stores Inc.	2,642	217
Tiffany & Co.	2,729	206
McGraw-Hill Cos. Inc.	4,782	203
* Sirius XM Radio Inc.	83,887	197
* Chipotle Mexican Grill Inc. Class A	680	197
* Discovery Communications Inc. Class A	4,487	195
News Corp. Class A	10,312	189
Harley-Davidson Inc.	5,084	189
* O'Reilly Automotive Inc.	2,982	179
Time Warner Inc.	4,813	175
* Dollar Tree Inc.	2,747	175
Nordstrom Inc.	3,611	169
* BorgWarner Inc.	2,225	161
* AutoZone Inc.	533	157
Darden Restaurants Inc.	3,036	154
Polo Ralph Lauren Corp. Class A	1,208	153
Family Dollar Stores Inc.	2,729	152
Gap Inc.	7,703	149
* CarMax Inc.	4,829	143
Carnival Corp.	3,531	137
Viacom Inc. Class B	2,583	130
Interpublic Group of Cos. Inc.	10,563	126
Hasbro Inc.	2,638	121
Mattel Inc.	4,568	121

PetSmart Inc.	2,555	116
* Fossil Inc.	1,080	114
International Game Technology	6,436	111
Abercrombie & Fitch Co.	1,455	110
* Apollo Group Inc. Class A	2,640	109
Advance Auto Parts Inc.	1,680	104
Thomson Reuters Corp.	2,594	101
Tractor Supply Co.	1,570	99
Scripps Networks Interactive Inc. Class A	1,924	97
* Tempur-Pedic International Inc.	1,471	96
* NVR Inc.	126	94
* Goodyear Tire & Rubber Co.	5,245	93
Gentex Corp.	3,033	89
Tupperware Brands Corp.	1,349	88
* LKQ Corp.	3,104	83
Williams-Sonoma Inc.	2,095	82
Phillips-Van Heusen Corp.	1,220	80
* Panera Bread Co. Class A	626	78
* Dick's Sporting Goods Inc.	1,941	77
* Urban Outfitters Inc.	2,481	76
DeVry Inc.	1,374	74
* TRW Automotive Holdings Corp.	1,147	65
Guess? Inc.	1,394	64
* Hanesbrands Inc.	2,063	63
Chico's FAS Inc.	3,858	58
Whirlpool Corp.	694	58
* Big Lots Inc.	1,631	54
Weight Watchers International Inc.	677	54
JC Penney Co. Inc.	1,516	54
* Dollar General Corp.	1,508	53
Expedia Inc.	1,824	51
CBS Corp. Class B	1,747	49
Leggett & Platt Inc.	1,890	49
Autoliv Inc.	626	48
John Wiley & Sons Inc. Class A	897	48
* Bally Technologies Inc.	1,168	46
H&R Block Inc.	2,751	45
* Royal Caribbean Cruises Ltd.	1,107	43
* ITT Educational Services Inc.	612	42
Brinker International Inc.	1,594	41
* WMS Industries Inc.	1,252	39
* DreamWorks Animation SKG Inc. Class A	1,601	38
Lear Corp.	680	35
Harman International Industries Inc.	715	34
* Aeropostale Inc.	1,766	33
Strayer Education Inc.	272	33
Hillenbrand Inc.	1,345	31
Morningstar Inc.	477	29
* Career Education Corp.	1,333	29
Macy's Inc.	902	26
Fortune Brands Inc.	398	26
Aaron's Inc.	877	25
Thor Industries Inc.	724	23
* AutoNation Inc.	484	17
* MGM Resorts International	1,040	16
American Eagle Outfitters Inc.	1,043	14
Wendy's/Arby's Group Inc. Class A	2,728	14
* Madison Square Garden Co. Class A	420	12

* Education Management Corp.	489	10
Meredith Corp.	331	10
* Mohawk Industries Inc.	146	10
* Lamar Advertising Co. Class A	261	8
* Tesla Motors Inc.	205	6
International Speedway Corp. Class A	199	6
Regal Entertainment Group Class A	402	5
* Garmin Ltd.	137	5
* Office Depot Inc.	499	2
* Federal-Mogul Corp.	69	2
Choice Hotels International Inc.	36	1
		21,887
Consumer Staples (9.9%)
Philip Morris International Inc.	33,664	2,415
Coca-Cola Co.	33,924	2,266
PepsiCo Inc.	20,020	1,424
Wal-Mart Stores Inc.	25,268	1,395
Walgreen Co.	18,215	795
Costco Wholesale Corp.	9,519	785
Colgate-Palmolive Co.	8,873	777
Altria Group Inc.	26,211	735
Kimberly-Clark Corp.	6,717	459
Sysco Corp.	12,772	411
General Mills Inc.	8,524	339
Kellogg Co.	4,974	283
Avon Products Inc.	9,249	275
Procter & Gamble Co.	3,731	250
Estee Lauder Cos. Inc. Class A	2,381	244
* Green Mountain Coffee Roasters Inc.	2,556	211
Clorox Co.	2,711	191
Whole Foods Market Inc.	3,021	185
Sara Lee Corp.	9,006	176
HJ Heinz Co.	2,800	154
Herbalife Ltd.	2,589	146
Coca-Cola Enterprises Inc.	4,483	129
Church & Dwight Co. Inc.	1,531	129
CVS Caremark Corp.	3,262	126
Brown-Forman Corp. Class B	1,722	125
Hershey Co.	1,940	108
* Hansen Natural Corp.	1,217	87
Campbell Soup Co.	2,239	78
McCormick & Co. Inc.	1,427	72
Dr Pepper Snapple Group Inc.	1,500	62
Mead Johnson Nutrition Co.	604	41
ConAgra Foods Inc.	880	22
Flowers Foods Inc.	614	20
Kroger Co.	747	19
* BJ's Wholesale Club Inc.	93	5
		14,939
Energy (11.4%)
Exxon Mobil Corp.	101,117	8,440
Schlumberger Ltd.	25,744	2,207
Halliburton Co.	19,617	984
ConocoPhillips	11,687	856
EOG Resources Inc.	5,783	631
Occidental Petroleum Corp.	3,560	384
* Southwestern Energy Co.	7,474	327

Chevron Corp.	2,299	241
* FMC Technologies Inc.	5,251	234
Marathon Oil Corp.	4,090	222
* Concho Resources Inc.	2,219	210
Range Resources Corp.	3,442	192
Baker Hughes Inc.	2,538	188
Cimarex Energy Co.	1,811	174
Williams Cos. Inc.	5,197	163
EQT Corp.	2,993	162
* Ultra Petroleum Corp.	3,286	160
* Cameron International Corp.	3,011	143
* Weatherford International Ltd.	6,441	127
* Petrohawk Energy Corp.	4,632	123
Consol Energy Inc.	2,237	115
Core Laboratories NV	963	99
* McDermott International Inc.	3,941	84
* Dresser-Rand Group Inc.	1,498	79
Arch Coal Inc.	2,503	75
* Nabors Industries Ltd.	2,456	68
El Paso Corp.	3,040	64
EXCO Resources Inc.	3,169	64
SM Energy Co.	921	61
* SandRidge Energy Inc.	4,553	51
* Forest Oil Corp.	1,560	47
* Continental Resources Inc.	637	42
Holly Corp.	650	40
Diamond Offshore Drilling Inc.	483	36
Murphy Oil Corp.	487	34
* Alpha Natural Resources Inc.	348	19
Frontline Ltd.	916	17
Fluor Corp.	232	16
* Rowan Cos. Inc.	344	14
* Whiting Petroleum Corp.	180	12
* Atwood Oceanics Inc.	245	11
* Oil States International Inc.	69	5
* Superior Energy Services Inc.	116	4
* Exterran Holdings Inc.	139	3
* Quicksilver Resources Inc.	139	2
* Atlas Energy Inc. Escrow	467	—
		17,230
Financials (4.8%)
American Express Co.	22,641	1,168
Simon Property Group Inc.	4,373	516
Aflac Inc.	9,579	458
Franklin Resources Inc.	3,210	416
Charles Schwab Corp.	21,361	385
T Rowe Price Group Inc.	5,604	355
Marsh & McLennan Cos. Inc.	10,774	330
Public Storage	2,747	325
Morgan Stanley	10,388	251
MetLife Inc.	4,711	208
* IntercontinentalExchange Inc.	1,597	193
Moody's Corp.	4,431	177
* CB Richard Ellis Group Inc. Class A	6,155	163
BlackRock Inc.	686	141
General Growth Properties Inc.	7,253	120
* Affiliated Managers Group Inc.	1,104	117

Digital Realty Trust Inc.	1,869	117
TD Ameritrade Holding Corp.	5,035	108
Northern Trust Corp.	2,084	102
* MSCI Inc. Class A	2,368	89
Jones Lang LaSalle Inc.	907	88
Eaton Vance Corp.	2,526	80
Lazard Ltd. Class A	1,995	78
ACE Ltd.	1,111	76
SEI Investments Co.	3,229	76
Invesco Ltd.	3,062	76
Waddell & Reed Financial Inc. Class A	1,865	72
Federal Realty Investment Trust	792	69
Travelers Cos. Inc.	1,088	68
AON Corp.	1,277	67
Ameriprise Financial Inc.	1,051	64
Ventas Inc.	1,105	62
Plum Creek Timber Co. Inc.	1,495	61
NYSE Euronext	1,217	44
* Howard Hughes Corp.	519	40
* St. Joe Co.	1,797	39
Essex Property Trust Inc.	271	37
Greenhill & Co. Inc.	635	35
Brown & Brown Inc.	1,303	34
Rayonier Inc.	515	34
Federated Investors Inc. Class B	1,309	34
Apartment Investment & Management Co.	1,244	33
Erie Indemnity Co. Class A	446	32
Vornado Realty Trust	314	31
Axis Capital Holdings Ltd.	736	24
Equity Residential	391	24
* Genworth Financial Inc. Class A	1,954	22
Hartford Financial Services Group Inc.	806	21
Arthur J Gallagher & Co.	597	17
Bank of Hawaii Corp.	333	16
ProLogis	762	13
AMB Property Corp.	338	12
Hudson City Bancorp Inc.	857	8
UDR Inc.	221	6
* NASDAQ OMX Group Inc.	213	5
* Arch Capital Group Ltd.	138	5
Validus Holdings Ltd.	133	4
Interactive Brokers Group Inc.	216	4
Janus Capital Group Inc.	317	3
Endurance Specialty Holdings Ltd.	78	3
* Green Dot Corp. Class A	69	3
CBOE Holdings Inc.	92	2
* LPL Investment Holdings Inc.	63	2
Capitol Federal Financial Inc.	32	—
		7,263
Health Care (9.9%)
Abbott Laboratories	30,059	1,571
Medtronic Inc.	18,287	744
* Gilead Sciences Inc.	17,168	717
* Express Scripts Inc.	11,832	705
Baxter International Inc.	10,726	638
* Celgene Corp.	9,989	608
Johnson & Johnson	8,931	601

Covidien plc	10,821	595
Allergan Inc.	6,564	543
* Medco Health Solutions Inc.	8,731	523
Stryker Corp.	6,801	424
Becton Dickinson and Co.	4,774	418
* Agilent Technologies Inc.	7,517	375
St. Jude Medical Inc.	7,134	362
* Intuitive Surgical Inc.	846	295
AmerisourceBergen Corp. Class A	6,100	251
* Vertex Pharmaceuticals Inc.	4,366	236
* Laboratory Corp. of America Holdings	2,253	227
* Edwards Lifesciences Corp.	2,447	217
CR Bard Inc.	1,867	209
McKesson Corp.	2,361	202
* Illumina Inc.	2,763	199
* Hospira Inc.	3,578	198
* Waters Corp.	2,007	198
Eli Lilly & Co.	5,051	194
* Mylan Inc.	7,912	186
* Alexion Pharmaceuticals Inc.	3,869	183
* Cerner Corp.	1,486	178
* DaVita Inc.	2,099	176
* Varian Medical Systems Inc.	2,529	171
Perrigo Co.	1,744	149
* Life Technologies Corp.	2,792	145
* Henry Schein Inc.	1,973	142
Quest Diagnostics Inc.	2,407	141
* Dendreon Corp.	3,108	132
DENTSPLY International Inc.	3,160	124
Cardinal Health Inc.	2,689	122
* Mettler-Toledo International Inc.	727	122
* Human Genome Sciences Inc.	4,045	111
* ResMed Inc.	3,274	105
* IDEXX Laboratories Inc.	1,246	98
* Regeneron Pharmaceuticals Inc.	1,513	91
* Gen-Probe Inc.	1,065	87
* SXC Health Solutions Corp.	1,335	79
* Covance Inc.	1,311	77
Patterson Cos. Inc.	2,229	77
* Mednax Inc.	958	72
* United Therapeutics Corp.	1,069	69
Pharmaceutical Product Development Inc.	2,277	66
Techne Corp.	804	66
Lincare Holdings Inc.	2,145	65
* BioMarin Pharmaceutical Inc.	2,194	62
* Health Management Associates Inc. Class A	5,404	62
Hill-Rom Holdings Inc.	1,148	52
* Allscripts Healthcare Solutions Inc.	2,506	50
* Tenet Healthcare Corp.	7,547	48
* Myriad Genetics Inc.	1,850	47
Warner Chilcott plc Class A	1,944	47
* VCA Antech Inc.	1,855	45
* Amylin Pharmaceuticals Inc.	3,100	43
* Thoratec Corp.	1,237	43
* Community Health Systems Inc.	1,420	41
PerkinElmer Inc.	1,158	32
* Talecris Biotherapeutics Holdings Corp.	1,107	32
* CareFusion Corp.	851	25

* Alere Inc.	530	21
Cooper Cos. Inc.	188	14
* Charles River Laboratories International Inc.	258	10
* Emdeon Inc. Class A	564	9
Teleflex Inc.	135	8
Omnicare Inc.	255	8
* Kinetic Concepts Inc.	119	7
Universal Health Services Inc. Class B	121	7
* Brookdale Senior Living Inc. Class A	254	7
		15,004
Industrials (13.4%)
United Technologies Corp.	18,412	1,616
3M Co.	15,395	1,453
Caterpillar Inc.	13,562	1,435
United Parcel Service Inc. Class B	15,418	1,133
General Electric Co.	53,439	1,050
Boeing Co.	13,268	1,035
Honeywell International Inc.	16,544	985
Emerson Electric Co.	16,248	886
Deere & Co.	8,658	745
Danaher Corp.	10,630	580
Illinois Tool Works Inc.	9,513	545
Precision Castparts Corp.	3,069	482
Cummins Inc.	4,330	456
FedEx Corp.	4,368	409
PACCAR Inc.	7,878	394
Lockheed Martin Corp.	4,899	382
CH Robinson Worldwide Inc.	3,582	287
Rockwell Automation Inc.	3,079	256
Expeditors International of Washington Inc.	4,597	243
Cooper Industries plc	3,617	227
Joy Global Inc.	2,223	199
WW Grainger Inc.	1,266	191
Fastenal Co.	5,717	190
* Delta Air Lines Inc.	18,023	182
Dover Corp.	2,549	171
Roper Industries Inc.	2,029	169
* Stericycle Inc.	1,828	163
* United Continental Holdings Inc.	6,204	150
AMETEK Inc.	3,445	150
Bucyrus International Inc. Class A	1,623	149
Union Pacific Corp.	1,366	143
Pall Corp.	2,524	142
Iron Mountain Inc.	3,945	134
Flowserve Corp.	1,029	125
Rockwell Collins Inc.	1,788	109
* Navistar International Corp.	1,536	101
Donaldson Co. Inc.	1,657	99
Eaton Corp.	1,881	97
* WABCO Holdings Inc.	1,393	96
* IHS Inc. Class A	1,045	92
Gardner Denver Inc.	1,070	90
Robert Half International Inc.	3,251	90
Parker Hannifin Corp.	983	87
Dun & Bradstreet Corp.	1,087	87
* TransDigm Group Inc.	1,053	86
JB Hunt Transport Services Inc.	1,858	85

* Kansas City Southern	1,395	82
Pitney Bowes Inc.	3,226	77
* Jacobs Engineering Group Inc.	1,643	76
Tyco International Ltd.	1,494	74
* Verisk Analytics Inc. Class A	2,100	72
Timken Co.	1,375	71
Textron Inc.	3,075	70
Lincoln Electric Holdings Inc.	919	69
Goodrich Corp.	759	66
Graco Inc.	1,308	66
Republic Services Inc. Class A	2,097	66
IDEX Corp.	1,448	66
MSC Industrial Direct Co. Class A	942	65
Waste Connections Inc.	1,988	63
* Copart Inc.	1,295	61
* Hertz Global Holdings Inc.	3,567	58
* Babcock & Wilcox Co.	1,970	55
Kennametal Inc.	1,319	55
* Oshkosh Corp.	1,937	54
* Owens Corning	1,370	52
Landstar System Inc.	1,082	51
Manitowoc Co. Inc.	2,834	51
Regal-Beloit Corp.	696	48
Valmont Industries Inc.	478	48
Alliant Techsystems Inc.	662	47
Lennox International Inc.	1,014	47
Pentair Inc.	1,107	45
Toro Co.	675	43
UTi Worldwide Inc.	1,837	41
Hubbell Inc. Class B	521	34
Chicago Bridge & Iron Co.	883	34
Ryder System Inc.	606	33
Masco Corp.	2,324	33
* Shaw Group Inc.	897	33
* FTI Consulting Inc.	727	28
Copa Holdings SA Class A	423	26
Southwest Airlines Co.	2,144	25
* Aecom Technology Corp.	675	19
* Nielsen Holdings NV	587	18
SPX Corp.	209	17
* General Cable Corp.	403	17
* WESCO International Inc.	297	17
* AMR Corp.	2,321	15
GATX Corp.	277	11
Wabtec Corp.	162	11
* Thomas & Betts Corp.	199	11
* Corrections Corp. of America	406	9
Towers Watson & Co. Class A	141	9
* USG Corp.	596	9
* Spirit Aerosystems Holdings Inc. Class A	313	7
KBR Inc.	166	6
Avery Dennison Corp.	124	5
RR Donnelley & Sons Co.	228	5
Carlisle Cos. Inc.	88	4
Harsco Corp.	117	4
* Kirby Corp.	65	4
Con-way Inc.	88	3
* CNH Global NV	73	3

Covanta Holding Corp.	148	3
* KAR Auction Services Inc.	81	2
Armstrong World Industries Inc.	34	2
		20,172
Information Technology (30.1%)
* Apple Inc.	19,645	6,833
International Business Machines Corp.	26,148	4,417
Oracle Corp.	82,243	2,814
* Google Inc. Class A	5,260	2,783
Microsoft Corp.	110,627	2,767
Qualcomm Inc.	35,414	2,075
Cisco Systems Inc.	123,297	2,071
Intel Corp.	82,163	1,849
Hewlett-Packard Co.	47,289	1,768
* EMC Corp.	44,379	1,263
Visa Inc. Class A	10,085	818
Accenture plc Class A	13,213	758
Mastercard Inc. Class A	2,101	603
Automatic Data Processing Inc.	10,858	598
* Dell Inc.	36,735	591
* Cognizant Technology Solutions Corp. Class A	6,464	492
* NetApp Inc.	7,942	435
Texas Instruments Inc.	11,954	422
Broadcom Corp. Class A	11,630	418
* Juniper Networks Inc.	11,359	416
Applied Materials Inc.	29,000	400
* Adobe Systems Inc.	11,365	394
* Salesforce.com Inc.	2,473	377
* Citrix Systems Inc.	4,011	351
Altera Corp.	6,908	332
* Intuit Inc.	6,056	327
* eBay Inc.	9,436	294
Western Union Co.	13,732	282
Analog Devices Inc.	6,434	265
* NVIDIA Corp.	12,354	248
* SanDisk Corp.	4,966	236
Paychex Inc.	6,968	225
* BMC Software Inc.	3,919	219
* Autodesk Inc.	4,950	213
Amphenol Corp. Class A	3,747	203
* Teradata Corp.	3,604	201
Xilinx Inc.	5,588	199
* F5 Networks Inc.	1,731	197
* Yahoo! Inc.	11,876	197
* Marvell Technology Group Ltd.	11,086	180
Maxim Integrated Products Inc.	6,528	178
* Red Hat Inc.	4,073	178
Linear Technology Corp.	4,839	167
* Electronic Arts Inc.	6,691	163
CA Inc.	6,838	160
Microchip Technology Inc.	3,978	157
* VMware Inc. Class A	1,587	154
* First Solar Inc.	1,197	149
* Rovi Corp.	2,426	141
Harris Corp.	2,803	139
* Informatica Corp.	2,284	134
* Atmel Corp.	8,902	134

* Fiserv Inc.	2,072	134
* Akamai Technologies Inc.	3,921	133
VeriSign Inc.	3,714	130
* Lam Research Corp.	2,732	128
National Semiconductor Corp.	4,925	121
FLIR Systems Inc.	3,311	120
* Trimble Navigation Ltd.	2,619	114
Seagate Technology plc	6,703	113
* ANSYS Inc.	1,954	112
Factset Research Systems Inc.	1,008	112
* SAIC Inc.	6,178	108
* Nuance Communications Inc.	4,891	107
* Alliance Data Systems Corp.	1,142	107
* Polycom Inc.	1,828	105
* ON Semiconductor Corp.	9,221	103
* Skyworks Solutions Inc.	4,014	102
* Cree Inc.	2,320	102
* Equinix Inc.	978	99
* Varian Semiconductor Equipment Associates Inc.	1,611	99
* JDS Uniphase Corp.	4,657	94
Global Payments Inc.	1,761	92
Solera Holdings Inc.	1,505	89
* MICROS Systems Inc.	1,733	88
* Cypress Semiconductor Corp.	3,778	88
Corning Inc.	4,169	84
Avago Technologies Ltd.	2,306	78
* NCR Corp.	3,460	68
* Novellus Systems Inc.	1,727	63
* Cadence Design Systems Inc.	5,835	62
* Teradyne Inc.	3,891	62
* Gartner Inc.	1,578	62
* WebMD Health Corp.	1,281	61
Jabil Circuit Inc.	2,747	59
Broadridge Financial Solutions Inc.	2,492	57
National Instruments Corp.	1,872	55
* Dolby Laboratories Inc. Class A	1,155	54
* Ciena Corp.	1,998	53
Lender Processing Services Inc.	1,918	51
* VistaPrint NV	944	46
* NeuStar Inc. Class A	1,618	43
* Advanced Micro Devices Inc.	4,966	43
* Silicon Laboratories Inc.	993	43
* Western Digital Corp.	1,134	42
* Itron Inc.	808	41
DST Systems Inc.	765	38
* QLogic Corp.	2,280	37
* Amdocs Ltd.	1,167	36
Activision Blizzard Inc.	2,809	34
* Rambus Inc.	2,130	31
* Zebra Technologies Corp.	676	30
* Symantec Corp.	1,534	30
* Compuware Corp.	2,745	28
* Genpact Ltd.	1,422	23
* IAC/InterActiveCorp	608	22
* MEMC Electronic Materials Inc.	2,048	22
* Monster Worldwide Inc.	1,351	21
* SunPower Corp. Class A	823	17
Intersil Corp. Class A	914	13

* Arrow Electronics Inc.	273	12
Diebold Inc.	307	10
KLA-Tencor Corp.	202	9
* FleetCor Technologies Inc.	203	7
* Synopsys Inc.	164	4
* LinkedIn Corp. Class A	52	4
* Booz Allen Hamilton Holding Corp.	205	4
* Ingram Micro Inc.	155	3
* PMC - Sierra Inc.	235	2
AVX Corp.	77	1
		45,550
Materials (5.1%)
Freeport-McMoRan Copper & Gold Inc.	20,287	1,048
Monsanto Co.	11,780	837
Praxair Inc.	6,605	699
Newmont Mining Corp.	10,270	581
Air Products & Chemicals Inc.	4,585	436
EI du Pont de Nemours & Co.	6,749	360
Ecolab Inc.	5,039	277
Cliffs Natural Resources Inc.	2,924	265
* Mosaic Co.	3,414	242
International Paper Co.	7,334	229
Lubrizol Corp.	1,387	187
Celanese Corp. Class A	3,383	176
CF Industries Holdings Inc.	1,106	170
Sigma-Aldrich Corp.	2,419	170
Allegheny Technologies Inc.	2,127	143
* Crown Holdings Inc.	3,498	142
Albemarle Corp.	1,974	140
Walter Energy Inc.	1,086	135
Southern Copper Corp.	3,652	126
Airgas Inc.	1,803	125
Nucor Corp.	2,919	124
International Flavors & Fragrances Inc.	1,717	110
Sherwin-Williams Co.	1,217	107
FMC Corp.	1,082	91
Martin Marietta Materials Inc.	980	84
Nalco Holding Co.	2,811	80
Compass Minerals International Inc.	706	66
Scotts Miracle-Gro Co. Class A	991	57
Alcoa Inc.	3,196	54
PPG Industries Inc.	588	52
Carpenter Technology Corp.	949	50
* Owens-Illinois Inc.	1,101	35
* Titanium Metals Corp.	1,845	35
Eastman Chemical Co.	324	34
RPM International Inc.	1,400	33
Ball Corp.	768	30
Eagle Materials Inc.	947	27
United States Steel Corp.	582	27
Royal Gold Inc.	181	11
Ashland Inc.	151	10
Temple-Inland Inc.	430	10
Reliance Steel & Aluminum Co.	164	8
Valspar Corp.	217	8
Schnitzer Steel Industries Inc.	97	6

	AK Steel Holding Corp.			290	4
					7,641
Telecommunication Services (0.8%)
*	American Tower Corp. Class A			8,709	483
*	Crown Castle International Corp.			6,271	260
*	NII Holdings Inc.			2,854	125
*	SBA Communications Corp. Class A			2,521	99
	Frontier Communications Corp.			8,175	72
*	tw telecom inc Class A			3,275	71
	Windstream Corp.			4,569	61
*	MetroPCS Communications Inc.			2,595	46
*	Level 3 Communications Inc.			13,804	32
*	Clearwire Corp. Class A			2,503	12
					1,261
Utilities (0.1%)
	ITC Holdings Corp.			951	69
*	Calpine Corp.			3,505	55
	Ormat Technologies Inc.			179	4
					128
Total Common Stocks (Cost $149,449)					151,075
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.4%)
1	Vanguard Market Liquidity Fund	0.155%		597,012	597

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
2	Federal Home Loan Bank Discount Notes	0.140%	6/17/11	100	100
Total Temporary Cash Investments (Cost $697)					697
Total Investments (100.5%) (Cost $150,146)					151,772
Other Assets and Liabilities-Net (-0.5%)					(684)
Net Assets (100%)					151,088

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Russell 1000 Growth Index Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	151,075	—	—
Temporary Cash Investments	597	100	—
Total	151,672	100	—

C. At May 31, 2011, the cost of investment securities for tax purposes was $150,146,000. Net unrealized appreciation of investment securities for tax purposes was $1,626,000, consisting of unrealized gains of $4,791,000 on securities that had risen in value since their purchase and $3,165,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (13.1%)
* Deckers Outdoor Corp.	3,567	325
Polaris Industries Inc.	2,870	317
Sotheby's	6,179	263
* Dana Holding Corp.	12,903	234
* Tenneco Inc.	5,506	230
* Warnaco Group Inc.	4,094	226
* Under Armour Inc. Class A	3,243	211
Rent-A-Center Inc.	6,066	197
Dillard's Inc. Class A	3,358	189
* Ascena Retail Group Inc.	5,473	183
* CROCS Inc.	7,909	180
Wolverine World Wide Inc.	4,572	179
Brunswick Corp.	8,161	177
* Cheesecake Factory Inc.	5,569	177
* Carter's Inc.	5,476	174
Men's Wearhouse Inc.	4,852	167
* Iconix Brand Group Inc.	6,654	164
* Vail Resorts Inc.	3,342	163
* Ulta Salon Cosmetics & Fragrance Inc.	2,895	162
* Shutterfly Inc.	2,622	159
* Coinstar Inc.	2,924	155
* Live Nation Entertainment Inc.	12,973	150
* Sally Beauty Holdings Inc.	8,690	146
* JOS A Bank Clothiers Inc.	2,539	145
* Life Time Fitness Inc.	3,850	142
* Saks Inc.	12,478	141
* ANN Inc.	5,008	141
Pool Corp.	4,568	138
Cooper Tire & Rubber Co.	5,646	136
* Valassis Communications Inc.	4,596	133
* HSN Inc.	3,584	126
* Steven Madden Ltd.	2,263	126
* Childrens Place Retail Stores Inc.	2,397	120
* Timberland Co. Class A	3,617	118
* Pier 1 Imports Inc.	9,648	115
Cinemark Holdings Inc.	5,254	114
* DSW Inc. Class A	2,222	111
* Hibbett Sports Inc.	2,661	111
* Orient-Express Hotels Ltd. Class A	9,447	110
Matthews International Corp. Class A	2,788	109
Finish Line Inc. Class A	4,692	108
* BJ's Restaurants Inc.	2,076	106
* Jack in the Box Inc.	4,769	106
* Buffalo Wild Wings Inc.	1,677	105
Arbitron Inc.	2,458	105
Cracker Barrel Old Country Store Inc.	2,199	104
* Gaylord Entertainment Co.	3,201	103
Buckle Inc.	2,411	103
* Genesco Inc.	2,222	100

Jones Group Inc.	8,044	99
* Helen of Troy Ltd.	2,832	92
Texas Roadhouse Inc. Class A	5,306	91
* Cabela's Inc.	3,716	91
* DineEquity Inc.	1,657	89
Monro Muffler Brake Inc.	2,752	89
* Collective Brands Inc.	5,678	89
Bob Evans Farms Inc.	2,816	88
Group 1 Automotive Inc.	2,267	88
* 99 Cents Only Stores	4,247	88
American Greetings Corp. Class A	3,654	88
National CineMedia Inc.	4,900	87
PF Chang's China Bistro Inc.	2,141	86
* Domino's Pizza Inc.	3,420	85
Penske Automotive Group Inc.	4,087	85
* Eastman Kodak Co.	24,847	83
* Select Comfort Corp.	5,048	82
* Pinnacle Entertainment Inc.	5,598	81
* K12 Inc.	2,322	81
Regis Corp.	5,308	79
CEC Entertainment Inc.	1,900	77
Ryland Group Inc.	4,078	75
* American Public Education Inc.	1,701	74
* Meritage Homes Corp.	2,948	74
* Capella Education Co.	1,455	70
Cato Corp. Class A	2,578	70
Barnes & Noble Inc.	3,543	69
Columbia Sportswear Co.	1,057	69
* Exide Technologies	6,997	69
PEP Boys-Manny Moe & Jack	4,855	69
* True Religion Apparel Inc.	2,335	69
* iRobot Corp.	2,037	68
* Steiner Leisure Ltd.	1,363	68
* Modine Manufacturing Co.	4,281	68
* Belo Corp. Class A	8,445	67
* OfficeMax Inc.	7,847	66
* Sonic Corp.	5,662	65
Scholastic Corp.	2,364	64
* Maidenform Brands Inc.	2,122	64
* American Axle & Manufacturing Holdings Inc.	5,513	64
* Ascent Media Corp. Class A	1,314	63
* Ruby Tuesday Inc.	5,925	63
* G-III Apparel Group Ltd.	1,416	61
Stage Stores Inc.	3,364	61
* Papa John's International Inc.	1,821	60
* Vitamin Shoppe Inc.	1,466	60
* Scientific Games Corp. Class A	5,974	59
* Skechers U.S.A. Inc. Class A	3,341	58
* Blue Nile Inc.	1,160	58
* Vera Bradley Inc.	1,162	57
* Zumiez Inc.	1,888	57
* Liz Claiborne Inc.	8,681	57
Stewart Enterprises Inc. Class A	7,477	56
* Quiksilver Inc.	11,904	55
* Lumber Liquidators Holdings Inc.	2,043	55
* Peet's Coffee & Tea Inc.	1,078	55
* Shuffle Master Inc.	4,923	54
Ethan Allen Interiors Inc.	2,266	53

* Red Robin Gourmet Burgers Inc.	1,434	53
* Biglari Holdings Inc.	132	53
Fred's Inc. Class A	3,611	53
* La-Z-Boy Inc.	4,735	52
* Jakks Pacific Inc.	2,563	51
* Interval Leisure Group Inc.	3,658	50
Oxford Industries Inc.	1,273	48
Sonic Automotive Inc. Class A	3,663	48
* Boyd Gaming Corp.	4,954	47
Superior Industries International Inc.	2,124	47
Drew Industries Inc.	1,749	46
* Pre-Paid Legal Services Inc.	690	46
* Rue21 Inc.	1,349	46
Churchill Downs Inc.	1,045	46
* Krispy Kreme Doughnuts Inc.	5,365	45
* Asbury Automotive Group Inc.	2,667	45
* Charming Shoppes Inc.	10,644	44
* Knology Inc.	2,803	44
Volcom Inc.	1,774	43
* Bridgepoint Education Inc.	1,791	42
Brown Shoe Co. Inc.	3,989	41
* Wet Seal Inc. Class A	9,340	40
Callaway Golf Co.	5,915	40
Sinclair Broadcast Group Inc. Class A	4,153	40
* Dorman Products Inc.	1,041	39
* Standard Pacific Corp.	9,821	39
* AFC Enterprises Inc.	2,348	39
Sturm Ruger & Co. Inc.	1,756	39
* Denny's Corp.	9,115	37
* Core-Mark Holding Co. Inc.	1,037	37
* Lions Gate Entertainment Corp.	6,241	37
* Fuel Systems Solutions Inc.	1,483	37
* Grand Canyon Education Inc.	2,847	37
Lithia Motors Inc. Class A	1,991	36
Universal Technical Institute Inc.	1,935	35
Nutrisystem Inc.	2,471	35
* Warner Music Group Corp.	4,108	34
* Perry Ellis International Inc.	1,064	33
* Amerigon Inc.	1,985	33
* California Pizza Kitchen Inc.	1,774	33
* Drugstore.Com Inc.	8,524	32
* Universal Electronics Inc.	1,255	32
HOT Topic Inc.	4,089	32
* Corinthian Colleges Inc.	8,096	31
Express Inc.	1,468	31
* Talbots Inc.	6,450	31
* Winnebago Industries Inc.	2,673	31
Ameristar Casinos Inc.	1,353	30
Harte-Hanks Inc.	3,559	29
* Beazer Homes USA Inc.	6,861	29
* Libbey Inc.	1,808	29
* CKX Inc.	5,104	28
Standard Motor Products Inc.	1,802	27
PetMed Express Inc.	2,112	27
Summit Hotel Properties Inc.	2,389	27
* K-Swiss Inc. Class A	2,407	27
* EW Scripps Co. Class A	3,060	26
* Cavco Industries Inc.	601	26

* America's Car-Mart Inc.	862	24
Stein Mart Inc.	2,480	24
Movado Group Inc.	1,429	24
World Wrestling Entertainment Inc. Class A	2,215	23
* Shoe Carnival Inc.	840	23
* Citi Trends Inc.	1,363	23
Blyth Inc.	494	23
* Bravo Brio Restaurant Group Inc.	980	22
* Stoneridge Inc.	1,405	22
* M/I Homes Inc.	1,702	21
* Journal Communications Inc. Class A	3,855	21
* Furniture Brands International Inc.	4,301	21
* Kirkland's Inc.	1,537	20
* Entercom Communications Corp. Class A	2,161	20
Bebe Stores Inc.	3,006	20
Christopher & Banks Corp.	3,289	20
Marcus Corp.	1,871	20
* Overstock.com Inc.	1,350	20
* Pacific Sunwear of California Inc.	6,103	19
* Smith & Wesson Holding Corp.	5,489	19
Big 5 Sporting Goods Corp.	2,001	19
Destination Maternity Corp.	917	19
Lincoln Educational Services Corp.	1,286	19
* hhgregg Inc.	1,209	19
Haverty Furniture Cos. Inc.	1,673	19
* Global Sources Ltd.	1,601	19
* Fisher Communications Inc.	599	18
* Rentrak Corp.	860	18
* Unifi Inc.	1,257	17
* MarineMax Inc.	2,027	17
* Casual Male Retail Group Inc.	3,829	17
* Morgans Hotel Group Co.	1,987	17
* McClatchy Co. Class A	5,477	17
Speedway Motorsports Inc.	1,140	16
Mac-Gray Corp.	1,073	16
* Arctic Cat Inc.	1,114	16
Ambassadors Group Inc.	1,654	16
Weyco Group Inc.	653	16
* Isle of Capri Casinos Inc.	1,700	15
* Hovnanian Enterprises Inc. Class A	5,653	15
* Ruth's Hospitality Group Inc.	2,753	15
Spartan Motors Inc.	3,022	14
* Systemax Inc.	991	14
* Leapfrog Enterprises Inc.	3,105	14
* Multimedia Games Holding Co. Inc.	2,520	14
* West Marine Inc.	1,334	14
Cherokee Inc.	709	14
* Tuesday Morning Corp.	2,710	13
* LIN TV Corp. Class A	2,798	13
* Steinway Musical Instruments Inc.	523	13
* Body Central Corp.	529	13
* Martha Stewart Living Omnimedia Class A	2,439	13
CSS Industries Inc.	684	13
* Jamba Inc.	5,460	13
* McCormick & Schmick's Seafood Restaurants Inc.	1,364	12
* New York & Co. Inc.	2,310	12
* Audiovox Corp. Class A	1,592	12
AH Belo Corp. Class A	1,653	12

* O'Charleys Inc.	1,646	12
* Gray Television Inc.	4,451	12
* Sealy Corp.	4,411	12
Skyline Corp.	630	11
Bon-Ton Stores Inc.	1,080	11
* Archipelago Learning Inc.	1,077	11
PRIMEDIA Inc.	1,554	11
Hooker Furniture Corp.	990	11
* Dex One Corp.	4,595	11
* Carrols Restaurant Group Inc.	1,140	11
* Tower International Inc.	610	11
* Coldwater Creek Inc.	5,549	10
* Build-A-Bear Workshop Inc.	1,490	10
* Media General Inc. Class A	2,025	10
Lifetime Brands Inc.	850	10
* ReachLocal Inc.	442	9
* Midas Inc.	1,309	9
* Entravision Communications Corp. Class A	4,463	9
RG Barry Corp.	776	9
* Delta Apparel Inc.	550	9
* US Auto Parts Network Inc.	1,204	9
* Red Lion Hotels Corp.	1,109	9
* Kenneth Cole Productions Inc. Class A	700	9
* Gordmans Stores Inc.	493	9
* Conn's Inc.	1,359	8
* LodgeNet Interactive Corp.	2,302	8
Winmark Corp.	221	8
* Summer Infant Inc.	990	8
* Cumulus Media Inc. Class A	2,003	8
Einstein Noah Restaurant Group Inc.	514	8
* Monarch Casino & Resort Inc.	812	8
Gaiam Inc. Class A	1,461	7
* Ballantyne Strong Inc.	1,304	7
* 1-800-Flowers.com Inc. Class A	2,390	7
* Culp Inc.	813	7
* Caribou Coffee Co. Inc.	674	7
CPI Corp.	481	7
* Carmike Cinemas Inc.	941	7
* Nexstar Broadcasting Group Inc. Class A	982	7
* Radio One Inc.	2,879	7
Outdoor Channel Holdings Inc.	1,080	7
Lacrosse Footwear Inc.	439	6
* Johnson Outdoors Inc. Class A	406	6
* Kid Brands Inc.	1,154	6
* Marine Products Corp.	923	6
National American University Holdings Inc.	739	6
Learning Tree International Inc.	578	5
Shiloh Industries Inc.	492	5
* SuperMedia Inc.	1,231	5
* Cambium Learning Group Inc.	1,583	5
* Lee Enterprises Inc.	4,189	5
* Crown Media Holdings Inc. Class A	2,381	5
* Bluegreen Corp.	1,366	5
* Orbitz Worldwide Inc.	1,865	4
* Joe's Jeans Inc.	4,193	3
* American Apparel Inc.	3,277	3
* Westwood One Inc.	535	3
Books-A-Million Inc.	604	2

* Beasley Broadcasting Group Inc. Class A	399	2
Value Line Inc.	134	2
* Empire Resorts Inc.	2,668	2
* Vitacost.com Inc.	225	1
* Princeton Review Inc.	1,349	—
		15,451
Consumer Staples (3.1%)
* TreeHouse Foods Inc.	3,205	195
* United Natural Foods Inc.	4,423	192
* Darling International Inc.	9,841	188
Ruddick Corp.	4,043	178
Nu Skin Enterprises Inc. Class A	4,539	177
Diamond Foods Inc.	2,012	150
Casey's General Stores Inc.	3,490	145
* Hain Celestial Group Inc.	3,967	142
Lancaster Colony Corp.	1,787	108
Fresh Del Monte Produce Inc.	3,478	96
Universal Corp.	2,232	94
Sanderson Farms Inc.	2,099	92
B&G Foods Inc. Class A	4,403	82
Vector Group Ltd.	4,194	81
Andersons Inc.	1,703	74
* Elizabeth Arden Inc.	2,248	69
Pricesmart Inc.	1,452	68
J&J Snack Foods Corp.	1,305	67
Tootsie Roll Industries Inc.	2,291	67
* Boston Beer Co. Inc. Class A	800	67
WD-40 Co.	1,524	65
* Chiquita Brands International Inc.	4,123	61
* Spectrum Brands Holdings Inc.	1,672	60
* Fresh Market Inc.	1,392	56
* Rite Aid Corp.	51,207	54
* Heckmann Corp.	8,607	52
Snyders-Lance Inc.	2,376	51
* Prestige Brands Holdings Inc.	3,843	50
* Central Garden and Pet Co. Class A	4,878	49
* Star Scientific Inc.	8,859	46
* Winn-Dixie Stores Inc.	5,061	46
* Dole Food Co. Inc.	3,299	44
Nash Finch Co.	1,155	43
Weis Markets Inc.	1,011	41
Spartan Stores Inc.	2,069	39
Cal-Maine Foods Inc.	1,294	39
* Pantry Inc.	2,086	39
* Medifast Inc.	1,241	33
* Alliance One International Inc.	8,184	32
* Smart Balance Inc.	5,466	30
Inter Parfums Inc.	1,314	29
Coca-Cola Bottling Co. Consolidated	387	26
Calavo Growers Inc.	1,009	22
* Pilgrim's Pride Corp.	4,469	22
* Seneca Foods Corp. Class A	771	21
Ingles Markets Inc. Class A	1,153	21
Imperial Sugar Co.	1,118	20
* Synutra International Inc.	1,753	19
* Revlon Inc. Class A	982	17
* USANA Health Sciences Inc.	555	16

Limoneira Co.	746	15
Village Super Market Inc. Class A	567	15
National Beverage Corp.	1,022	14
* Nutraceutical International Corp.	852	13
* Primo Water Corp.	881	13
Oil-Dri Corp. of America	473	11
Schiff Nutrition International Inc.	1,059	10
Arden Group Inc.	111	10
* Nature's Sunshine Products Inc.	699	10
* Susser Holdings Corp.	685	10
MGP Ingredients Inc.	1,077	9
Female Health Co.	1,639	8
Alico Inc.	328	8
* John B Sanfilippo & Son Inc.	726	7
Farmer Bros Co.	621	6
Griffin Land & Nurseries Inc.	224	6
* Harbinger Group Inc.	854	5
* Lifeway Foods Inc.	466	5
Bridgford Foods Corp.	183	2
		3,652
Energy (6.9%)
* Brigham Exploration Co.	10,729	334
CARBO Ceramics Inc.	1,759	264
Lufkin Industries Inc.	2,759	250
Berry Petroleum Co. Class A	4,713	247
* Rosetta Resources Inc.	4,859	239
* Complete Production Services Inc.	7,166	238
* Energy XXI Bermuda Ltd.	6,787	233
* Dril-Quip Inc.	3,131	232
World Fuel Services Corp.	6,334	232
* Key Energy Services Inc.	11,562	204
* Bill Barrett Corp.	4,234	189
* International Coal Group Inc.	12,096	176
* Helix Energy Solutions Group Inc.	9,639	169
* Patriot Coal Corp.	7,203	167
* McMoRan Exploration Co.	8,809	162
Bristow Group Inc.	3,314	152
* Swift Energy Co.	3,865	152
* Oasis Petroleum Inc.	4,456	135
* Stone Energy Corp.	3,981	128
* Carrizo Oil & Gas Inc.	3,228	123
* ION Geophysical Corp.	11,720	118
* Kodiak Oil & Gas Corp.	16,386	112
Golar LNG Ltd.	3,359	107
Nordic American Tanker Shipping	4,330	101
RPC Inc.	3,999	101
* Northern Oil and Gas Inc.	4,977	100
* Tetra Technologies Inc.	6,990	95
* Gulfmark Offshore Inc.	2,152	88
W&T Offshore Inc.	3,234	84
* Western Refining Inc.	4,744	83
* Newpark Resources Inc.	8,232	80
Ship Finance International Ltd.	4,133	80
* Gulfport Energy Corp.	2,666	79
* Petroleum Development Corp.	2,166	79
* ATP Oil & Gas Corp.	4,115	76
Apco Oil and Gas International Inc.	839	74

* Pioneer Drilling Co.	4,971	73
* James River Coal Co.	3,279	72
* Parker Drilling Co.	10,657	68
Contango Oil & Gas Co.	1,086	67
* Resolute Energy Corp.	3,847	67
* Hercules Offshore Inc.	10,542	66
Overseas Shipholding Group Inc.	2,367	65
* Magnum Hunter Resources Corp.	9,063	65
* Cheniere Energy Inc.	5,261	62
* Cloud Peak Energy Inc.	2,895	61
Penn Virginia Corp.	4,176	61
* CVR Energy Inc.	2,784	61
* Clean Energy Fuels Corp.	4,206	60
* Global Industries Ltd.	9,310	58
* Basic Energy Services Inc.	2,131	58
* Hornbeck Offshore Services Inc.	2,136	58
* Tesco Corp.	2,774	56
* Cal Dive International Inc.	8,654	56
Targa Resources Corp.	1,510	53
Knightsbridge Tankers Ltd.	2,244	47
* USEC Inc.	11,214	47
* Goodrich Petroleum Corp.	2,246	46
Gulf Island Fabrication Inc.	1,315	45
* Willbros Group Inc.	4,397	44
* Energy Partners Ltd.	2,658	43
* Endeavour International Corp.	2,959	42
Crosstex Energy Inc.	3,697	42
* Approach Resources Inc.	1,598	42
* FX Energy Inc.	4,724	41
* Petroquest Energy Inc.	5,071	40
* Clayton Williams Energy Inc.	540	40
* BPZ Resources Inc.	8,944	39
* Rex Energy Corp.	2,963	39
* Harvest Natural Resources Inc.	3,056	38
* Georesources Inc.	1,508	37
* OYO Geospace Corp.	376	34
* Vaalco Energy Inc.	4,645	33
* Abraxas Petroleum Corp.	7,416	33
* Matrix Service Co.	2,418	32
Teekay Tankers Ltd. Class A	3,468	32
Houston American Energy Corp.	1,656	30
* TransAtlantic Petroleum Ltd.	13,526	30
* Venoco Inc.	2,008	29
* Vantage Drilling Co.	13,968	28
* GMX Resources Inc.	5,183	27
* PHI Inc.	1,217	26
* Dawson Geophysical Co.	719	25
* Warren Resources Inc.	6,506	25
* Callon Petroleum Co.	3,492	25
DHT Holdings Inc.	5,911	24
* Scorpio Tankers Inc.	2,045	21
* Rentech Inc.	19,809	21
Panhandle Oil and Gas Inc. Class A	659	20
* Natural Gas Services Group Inc.	1,112	20
Delek US Holdings Inc.	1,248	19
* Uranium Energy Corp.	5,565	18
* Green Plains Renewable Energy Inc.	1,680	17
* Gastar Exploration Ltd.	5,100	17

* Amyris Inc.	560	16
General Maritime Corp.	9,347	16
* Union Drilling Inc.	1,361	14
* Solazyme Inc.	555	12
* Delta Petroleum Corp.	16,989	12
* Global Geophysical Services Inc.	689	12
* Syntroleum Corp.	6,366	12
* Miller Energy Resources Inc.	1,986	12
* REX American Resources Corp.	667	11
* Evolution Petroleum Corp.	1,357	10
* L&L Energy Inc.	1,719	9
* Gevo Inc.	452	9
Alon USA Energy Inc.	702	9
* RAM Energy Resources Inc.	5,096	8
* RigNet Inc.	487	8
* Isramco Inc.	108	7
* CAMAC Energy Inc.	4,729	7
Hallador Energy Co.	375	4
		8,116
Financials (20.4%)
American Capital Agency Corp.	11,488	349
* American Capital Ltd.	31,306	310
MFA Financial Inc.	31,922	263
BioMed Realty Trust Inc.	12,060	247
CBL & Associates Properties Inc.	12,727	245
Highwoods Properties Inc.	6,600	238
* SVB Financial Group	3,848	228
Mid-America Apartment Communities Inc.	3,292	226
Kilroy Realty Corp.	5,389	223
LaSalle Hotel Properties	7,820	219
* Signature Bank	3,770	215
Home Properties Inc.	3,457	214
American Campus Communities Inc.	6,017	213
Entertainment Properties Trust	4,285	208
Tanger Factory Outlet Centers	7,461	205
Washington Real Estate Investment Trust	5,909	204
Apollo Investment Corp.	17,868	204
* ProAssurance Corp.	2,832	199
National Retail Properties Inc.	7,680	198
Hatteras Financial Corp.	6,690	195
Omega Healthcare Investors Inc.	9,079	193
* Stifel Financial Corp.	4,718	190
Post Properties Inc.	4,481	189
Extra Space Storage Inc.	8,651	188
Prosperity Bancshares Inc.	4,298	188
Starwood Property Trust Inc.	8,566	186
Alterra Capital Holdings Ltd.	7,803	178
DiamondRock Hospitality Co.	15,262	176
Colonial Properties Trust	7,672	162
FirstMerit Corp.	9,934	162
* CNO Financial Group Inc.	20,470	158
First American Financial Corp.	9,578	154
Invesco Mortgage Capital Inc.	6,610	151
* MGIC Investment Corp.	18,477	149
Healthcare Realty Trust Inc.	6,685	147
Iberiabank Corp.	2,467	145
Cash America International Inc.	2,725	142

Equity Lifestyle Properties Inc.	2,412	142
Trustmark Corp.	5,889	140
* Ezcorp Inc. Class A	4,258	140
Webster Financial Corp.	6,534	136
Westamerica Bancorporation	2,705	136
* Portfolio Recovery Associates Inc.	1,566	136
Potlatch Corp.	3,685	133
Northwest Bancshares Inc.	10,212	128
DCT Industrial Trust Inc.	22,627	128
Delphi Financial Group Inc.	4,384	128
Medical Properties Trust Inc.	10,260	127
Umpqua Holdings Corp.	10,564	127
UMB Financial Corp.	2,927	125
Whitney Holding Corp.	8,901	120
Cathay General Bancorp	7,245	118
Platinum Underwriters Holdings Ltd.	3,452	118
FNB Corp.	11,125	117
EastGroup Properties Inc.	2,486	117
* First Cash Financial Services Inc.	2,781	116
Astoria Financial Corp.	7,969	116
* Knight Capital Group Inc. Class A	9,348	115
Redwood Trust Inc.	7,189	112
* Sunstone Hotel Investors Inc.	10,892	111
Montpelier Re Holdings Ltd.	5,743	108
* PHH Corp.	5,115	107
Sovran Self Storage Inc.	2,547	107
National Health Investors Inc.	2,256	106
Prospect Capital Corp.	8,987	105
Hancock Holding Co.	3,233	104
Susquehanna Bancshares Inc.	11,968	104
U-Store-It Trust	9,181	103
Wintrust Financial Corp.	3,173	103
RLI Corp.	1,694	102
First Financial Bankshares Inc.	1,926	102
* World Acceptance Corp.	1,516	101
DuPont Fabros Technology Inc.	3,784	99
Lexington Realty Trust	10,454	99
PS Business Parks Inc.	1,710	98
MB Financial Inc.	4,891	97
Pebblebrook Hotel Trust	4,363	95
Glimcher Realty Trust	9,228	94
Glacier Bancorp Inc.	6,641	94
Capstead Mortgage Corp.	7,110	94
Old National Bancorp	8,644	93
* First Industrial Realty Trust Inc.	7,207	91
* Dollar Financial Corp.	3,945	90
* Kindred Healthcare Inc.	3,648	90
National Penn Bancshares Inc.	11,645	88
Pennsylvania Real Estate Investment Trust	5,113	88
Franklin Street Properties Corp.	6,392	88
United Bankshares Inc.	3,587	87
* Strategic Hotels & Resorts Inc.	12,986	87
First Financial Bancorp	5,346	86
* Texas Capital Bancshares Inc.	3,378	85
Anworth Mortgage Asset Corp.	11,629	84
Tower Group Inc.	3,455	84
First Midwest Bancorp Inc.	6,844	84
International Bancshares Corp.	4,904	84

LTC Properties Inc.	2,805	83
* MF Global Holdings Ltd.	10,702	83
* Ocwen Financial Corp.	6,861	82
Cypress Sharpridge Investments Inc.	6,413	82
Selective Insurance Group Inc.	4,922	82
Community Bank System Inc.	3,234	81
Equity One Inc.	4,083	80
Provident Financial Services Inc.	5,541	79
PrivateBancorp Inc. Class A	4,811	79
Park National Corp.	1,155	78
First Potomac Realty Trust	4,619	78
Acadia Realty Trust	3,711	77
Fifth Street Finance Corp.	6,156	76
Argo Group International Holdings Ltd.	2,539	75
Hersha Hospitality Trust Class A	12,449	75
Alexander's Inc.	191	75
CVB Financial Corp.	8,307	75
* iStar Financial Inc.	8,638	74
Cousins Properties Inc.	8,419	74
Sterling Bancshares Inc.	8,481	72
* FelCor Lodging Trust Inc.	11,518	72
optionsXpress Holdings Inc.	3,910	72
Investors Real Estate Trust	7,257	70
American Equity Investment Life Holding Co.	5,412	70
NBT Bancorp Inc.	3,189	70
KBW Inc.	3,283	70
Sun Communities Inc.	1,745	70
Two Harbors Investment Corp.	6,410	69
* Greenlight Capital Re Ltd. Class A	2,620	69
Government Properties Income Trust	2,532	67
American Assets Trust Inc.	2,952	66
* Investors Bancorp Inc.	4,412	66
BlackRock Kelso Capital Corp.	6,621	66
Columbia Banking System Inc.	3,637	65
Oritani Financial Corp.	5,144	64
Associated Estates Realty Corp.	3,801	64
Inland Real Estate Corp.	6,831	62
* Pico Holdings Inc.	2,076	62
* Enstar Group Ltd.	604	61
Infinity Property & Casualty Corp.	1,150	61
* Forestar Group Inc.	3,346	61
Radian Group Inc.	12,217	61
MarketAxess Holdings Inc.	2,539	61
Employers Holdings Inc.	3,659	61
Ashford Hospitality Trust Inc.	4,174	60
PacWest Bancorp	2,822	60
Horace Mann Educators Corp.	3,604	59
Bank of the Ozarks Inc.	1,201	58
Education Realty Trust Inc.	6,630	58
Independent Bank Corp.	1,946	58
* Investment Technology Group Inc.	3,790	57
* Navigators Group Inc.	1,187	57
First Commonwealth Financial Corp.	9,626	56
Colony Financial Inc.	3,024	56
Getty Realty Corp.	2,145	56
Nelnet Inc. Class A	2,425	53
Evercore Partners Inc. Class A	1,438	53
CreXus Investment Corp.	4,675	53

Oriental Financial Group Inc.	4,255	53
Compass Diversified Holdings	3,351	52
Safety Insurance Group Inc.	1,160	52
* National Financial Partners Corp.	3,920	51
BGC Partners Inc. Class A	6,120	51
PennantPark Investment Corp.	4,063	50
Cohen & Steers Inc.	1,604	49
Meadowbrook Insurance Group Inc.	4,980	49
Home Bancshares Inc.	2,018	48
MCG Capital Corp.	7,033	48
* Piper Jaffray Cos.	1,453	48
* Pinnacle Financial Partners Inc.	3,065	48
Primerica Inc.	2,212	47
Brookline Bancorp Inc.	5,424	47
City Holding Co.	1,450	47
Amtrust Financial Services Inc.	2,050	47
Ramco-Gershenson Properties Trust	3,486	46
Banco Latinoamericano de Comercio Exterior SA	2,532	46
Boston Private Financial Holdings Inc.	6,874	45
Universal Health Realty Income Trust	1,039	45
* Tejon Ranch Co.	1,204	44
* Western Alliance Bancorp	6,018	44
Chemical Financial Corp.	2,243	44
Hercules Technology Growth Capital Inc.	3,991	44
* Internet Capital Group Inc.	3,348	44
PennyMac Mortgage Investment Trust	2,551	44
* CNA Surety Corp.	1,624	43
Maiden Holdings Ltd.	4,559	43
* Encore Capital Group Inc.	1,281	42
S&T Bancorp Inc.	2,274	42
Retail Opportunity Investments Corp.	3,841	42
WesBanco Inc.	2,119	42
Trustco Bank Corp. NY	7,062	42
Sandy Spring Bancorp Inc.	2,204	41
Walter Investment Management Corp.	2,362	41
Chesapeake Lodging Trust	2,321	41
Simmons First National Corp. Class A	1,579	41
* AMERISAFE Inc.	1,731	40
SCBT Financial Corp.	1,283	40
Sabra Healthcare REIT Inc.	2,289	40
United Fire & Casualty Co.	2,096	40
Urstadt Biddle Properties Inc. Class A	2,060	39
FBL Financial Group Inc. Class A	1,233	39
Danvers Bancorp Inc.	1,731	39
* Newcastle Investment Corp.	7,076	39
NorthStar Realty Finance Corp.	8,810	39
* Credit Acceptance Corp.	481	38
Resource Capital Corp.	5,672	38
Flushing Financial Corp.	2,863	38
Duff & Phelps Corp. Class A	2,505	37
* Safeguard Scientifics Inc.	1,883	37
* TradeStation Group Inc.	3,753	37
Parkway Properties Inc.	1,982	36
Campus Crest Communities Inc.	2,810	36
* Hilltop Holdings Inc.	3,643	36
Flagstone Reinsurance Holdings SA	4,102	36
Artio Global Investors Inc. Class A	2,551	36
Community Trust Bancorp Inc.	1,257	35

Renasant Corp.	2,301	34
Dime Community Bancshares Inc.	2,453	34
Harleysville Group Inc.	1,066	34
Berkshire Hills Bancorp Inc.	1,542	34
Lakeland Financial Corp.	1,480	33
First Financial Corp.	1,019	33
Provident New York Bancorp	3,570	33
Triangle Capital Corp.	1,701	33
* FPIC Insurance Group Inc.	788	33
Dynex Capital Inc.	3,278	33
Main Street Capital Corp.	1,727	32
Coresite Realty Corp.	1,806	32
First Busey Corp.	6,269	32
CapLease Inc.	6,238	32
* Citizens Republic Bancorp Inc.	36,229	31
* Financial Engines Inc.	1,261	31
Winthrop Realty Trust	2,549	31
Advance America Cash Advance Centers Inc.	5,051	31
National Western Life Insurance Co. Class A	203	31
Southside Bancshares Inc.	1,524	31
Washington Trust Bancorp Inc.	1,297	30
* Intl. FCStone Inc.	1,169	30
MVC Capital Inc.	2,232	30
* West Coast Bancorp	1,722	30
TowneBank	2,159	30
TICC Capital Corp.	2,917	30
* Nara Bancorp Inc.	3,487	30
Hudson Pacific Properties Inc.	1,839	30
1st Source Corp.	1,404	30
GAMCO Investors Inc.	637	29
* Global Indemnity plc	1,265	29
Cardinal Financial Corp.	2,639	29
Tompkins Financial Corp.	727	28
GFI Group Inc.	6,098	28
Sterling Bancorp	2,836	27
* eHealth Inc.	2,039	27
* Beneficial Mutual Bancorp Inc.	3,189	27
SY Bancorp Inc.	1,088	27
* HFF Inc. Class A	1,636	27
* Bancorp Inc.	2,626	27
Cedar Shopping Centers Inc.	5,015	27
Calamos Asset Management Inc. Class A	1,770	27
Hudson Valley Holding Corp.	1,204	26
Apollo Commercial Real Estate Finance Inc.	1,613	26
Oppenheimer Holdings Inc. Class A	923	26
Univest Corp. of Pennsylvania	1,524	26
* Virtus Investment Partners Inc.	468	26
Bancfirst Corp.	645	26
StellarOne Corp.	2,098	26
* Phoenix Cos. Inc.	10,656	25
* NewStar Financial Inc.	2,565	25
Kite Realty Group Trust	4,982	25
United Financial Bancorp Inc.	1,537	25
Capital Southwest Corp.	262	24
Cogdell Spencer Inc.	3,950	24
* Netspend Holdings Inc.	2,787	23
Northfield Bancorp Inc.	1,650	23
Saul Centers Inc.	582	23

* Citizens Inc.	3,346	23
Camden National Corp.	704	23
Territorial Bancorp Inc.	1,124	23
WSFS Financial Corp.	538	22
Enterprise Financial Services Corp.	1,593	22
* Southwest Bancorp Inc.	1,781	22
Monmouth Real Estate Investment Corp. Class A	2,586	22
State Auto Financial Corp.	1,325	22
RAIT Financial Trust	10,262	22
* Kennedy-Wilson Holdings Inc.	1,908	22
Arrow Financial Corp.	894	22
Abington Bancorp Inc.	1,916	22
Westfield Financial Inc.	2,577	22
* Center Financial Corp.	3,262	21
First Community Bancshares Inc.	1,449	21
Union First Market Bankshares Corp.	1,639	21
Financial Institutions Inc.	1,268	21
Lakeland Bancorp Inc.	1,982	21
SeaBright Holdings Inc.	2,022	20
FXCM Inc. Class A	2,067	20
Epoch Holding Corp.	1,212	20
German American Bancorp Inc.	1,154	20
* Ameris Bancorp	2,171	20
Presidential Life Corp.	1,899	20
State Bancorp Inc.	1,527	20
First Merchants Corp.	2,345	20
Westwood Holdings Group Inc.	535	19
Gladstone Capital Corp.	1,933	19
* Eagle Bancorp Inc.	1,510	19
Trico Bancshares	1,282	19
CoBiz Financial Inc.	2,966	19
* PMI Group Inc.	13,130	19
Bryn Mawr Bank Corp.	889	19
Washington Banking Co.	1,406	19
Chatham Lodging Trust	1,138	19
Republic Bancorp Inc. Class A	899	18
Tower Bancorp Inc.	877	18
Agree Realty Corp.	801	18
Kayne Anderson Energy Development Co.	939	18
OceanFirst Financial Corp.	1,333	18
Arlington Asset Investment Corp. Class A	620	18
Diamond Hill Investment Group Inc.	222	18
Bank of Marin Bancorp	483	18
* American Safety Insurance Holdings Ltd.	951	18
* FBR Capital Markets Corp.	4,829	18
* United Community Banks Inc.	8,000	18
First of Long Island Corp.	638	17
Heartland Financial USA Inc.	1,201	17
Great Southern Bancorp Inc.	931	17
Heritage Financial Corp.	1,268	17
Baldwin & Lyons Inc.	755	17
SWS Group Inc.	2,626	17
Home Federal Bancorp Inc.	1,533	17
Bank Mutual Corp.	4,178	17
ViewPoint Financial Group	1,308	17
Federal Agricultural Mortgage Corp.	887	17
Gladstone Commercial Corp.	870	17
Excel Trust Inc.	1,378	17

Stewart Information Services Corp.	1,587	17
Centerstate Banks Inc.	2,359	17
First Bancorp	1,375	16
* Imperial Holdings Inc.	1,618	16
* Harris & Harris Group Inc.	2,836	16
First Interstate Bancsystem Inc.	1,140	16
Orrstown Financial Services Inc.	617	16
National Bankshares Inc.	637	16
Crawford & Co. Class B	2,193	16
* Gleacher & Co. Inc.	7,149	16
Citizens & Northern Corp.	1,114	16
NGP Capital Resources Co.	1,987	16
* OmniAmerican Bancorp Inc.	1,094	16
Pacific Continental Corp.	1,690	16
CNB Financial Corp.	1,119	16
One Liberty Properties Inc.	971	16
* Edelman Financial Group Inc.	1,910	15
First Financial Holdings Inc.	1,519	15
Gladstone Investment Corp.	2,029	15
* 1st United Bancorp Inc.	2,421	15
Consolidated-Tomoka Land Co.	498	15
BankFinancial Corp.	1,756	15
Bancorp Rhode Island Inc.	339	15
* Avatar Holdings Inc.	816	15
Donegal Group Inc. Class A	1,026	14
ESSA Bancorp Inc.	1,218	14
MainSource Financial Group Inc.	1,850	14
* Metro Bancorp Inc.	1,241	14
* LaBranche & Co. Inc.	3,415	14
Terreno Realty Corp.	805	14
* Cowen Group Inc. Class A	3,327	14
Suffolk Bancorp	887	14
Mission West Properties Inc.	1,635	13
* Solar Senior Capital Ltd.	735	13
* Walker & Dunlop Inc.	984	13
Kearny Financial Corp.	1,391	13
Medallion Financial Corp.	1,365	13
Solar Capital Ltd.	528	13
National Interstate Corp.	604	13
Ames National Corp.	749	13
Golub Capital BDC Inc.	817	13
Bridge Bancorp Inc.	578	13
* Wilshire Bancorp Inc.	4,000	13
Penns Woods Bancorp Inc.	353	12
Alliance Financial Corp.	429	12
* MPG Office Trust Inc.	4,411	12
Peoples Bancorp Inc.	966	12
Medley Capital Corp.	1,021	12
Capital City Bank Group Inc.	1,091	12
First Bancorp Inc.	803	12
Sierra Bancorp	1,049	12
* Ladenburg Thalmann Financial Services Inc.	8,378	12
Kansas City Life Insurance Co.	384	12
* Virginia Commerce Bancorp Inc.	1,975	11
American National Bankshares Inc.	563	11
* Hanmi Financial Corp.	9,404	11
ESB Financial Corp.	979	11
West Bancorporation Inc.	1,440	11

THL Credit Inc.	828	11
* Meridian Interstate Bancorp Inc.	838	11
Merchants Bancshares Inc.	440	11
Rockville Financial Inc.	1,134	11
* Thomas Properties Group Inc.	3,255	11
Peapack Gladstone Financial Corp.	815	10
UMH Properties Inc.	1,014	10
Clifton Savings Bancorp Inc.	927	10
* Home Bancorp Inc.	665	10
* First BanCorp	1,957	10
* BofI Holding Inc.	647	10
JMP Group Inc.	1,377	10
* Marlin Business Services Corp.	787	10
Midsouth Bancorp Inc.	688	10
* Taylor Capital Group Inc.	974	9
* First Marblehead Corp.	5,149	9
EMC Insurance Group Inc.	449	9
* Flagstar Bancorp Inc.	6,236	9
* Encore Bancshares Inc.	738	9
MidWestOne Financial Group Inc.	634	9
Universal Insurance Holdings Inc.	1,584	9
Roma Financial Corp.	744	8
Century Bancorp Inc. Class A	313	8
* Hallmark Financial Services	1,067	8
Asta Funding Inc.	971	7
* Primus Guaranty Ltd.	1,492	7
* Penson Worldwide Inc.	1,940	7
Fox Chase Bancorp Inc.	500	7
* Asset Acceptance Capital Corp.	1,405	6
* Fortegra Financial Corp.	534	5
* Gain Capital Holdings Inc.	834	5
Pzena Investment Management Inc. Class A	733	4
* CompuCredit Holdings Corp.	1,192	4
* Doral Financial Corp.	2,048	4
* NASB Financial Inc.	338	4
Life Partners Holdings Inc.	874	4
First South Bancorp Inc.	815	3
* Green Bankshares Inc.	1,193	3
Kaiser Federal Financial Group Inc.	239	3
California First National Bancorp	162	2
Porter Bancorp Inc.	342	2
Heritage Financial Group Inc.	171	2
* Waterstone Financial Inc.	682	2
* Rodman & Renshaw Capital Group Inc.	1,366	2
		24,026
Health Care (13.1%)
* AMERIGROUP Corp.	4,766	338
* Pharmasset Inc.	2,948	301
* Healthspring Inc.	6,246	274
* Onyx Pharmaceuticals Inc.	5,774	245
* Healthsouth Corp.	8,627	242
* Catalyst Health Solutions Inc.	3,921	239
* Salix Pharmaceuticals Ltd.	5,254	210
Medicis Pharmaceutical Corp. Class A	5,557	208
* American Medical Systems Holdings Inc.	6,948	208
* Cubist Pharmaceuticals Inc.	5,384	207
Owens & Minor Inc.	5,817	201

STERIS Corp.	5,463	197
* HMS Holdings Corp.	2,503	195
* WellCare Health Plans Inc.	3,908	192
* Cepheid Inc.	5,477	176
* Seattle Genetics Inc.	8,623	167
* Sirona Dental Systems Inc.	3,086	167
* InterMune Inc.	4,450	166
* Magellan Health Services Inc.	3,073	163
* Alkermes Inc.	8,746	160
* Theravance Inc.	6,070	159
* Centene Corp.	4,523	157
* Haemonetics Corp.	2,316	157
* Impax Laboratories Inc.	5,772	155
* PSS World Medical Inc.	5,270	154
Quality Systems Inc.	1,740	150
Masimo Corp.	4,785	147
* Volcano Corp.	4,636	146
* Incyte Corp. Ltd.	8,107	144
* athenahealth Inc.	3,205	143
West Pharmaceutical Services Inc.	3,067	143
* Viropharma Inc.	7,176	139
* Exelixis Inc.	11,670	136
* Parexel International Corp.	5,383	135
* Immucor Inc.	6,445	135
* Align Technology Inc.	5,466	134
* Bruker Corp.	6,698	132
Chemed Corp.	1,949	132
* NuVasive Inc.	3,612	122
* Zoll Medical Corp.	1,979	120
* Acorda Therapeutics Inc.	3,577	117
* Questcor Pharmaceuticals Inc.	5,079	117
* Par Pharmaceutical Cos. Inc.	3,236	111
* Ariad Pharmaceuticals Inc.	11,712	102
* Nektar Therapeutics	10,477	101
* Integra LifeSciences Holdings Corp.	1,942	100
* DexCom Inc.	6,164	97
* MWI Veterinary Supply Inc.	1,135	96
* Medicines Co.	4,922	94
* Neogen Corp.	2,086	94
* MAKO Surgical Corp.	2,824	93
Invacare Corp.	2,688	90
Meridian Bioscience Inc.	3,754	90
* Insulet Corp.	4,225	89
* Auxilium Pharmaceuticals Inc.	3,853	86
* RehabCare Group Inc.	2,295	86
PDL BioPharma Inc.	12,912	86
* Arthrocare Corp.	2,492	85
* Immunogen Inc.	6,904	84
* Cyberonics Inc.	2,569	84
* Amedisys Inc.	2,640	83
* Momenta Pharmaceuticals Inc.	4,089	82
* Isis Pharmaceuticals Inc.	8,704	80
* CONMED Corp.	2,699	76
* IPC The Hospitalist Co. Inc.	1,501	76
* Medivation Inc.	3,145	76
* NPS Pharmaceuticals Inc.	7,904	76
* Amsurg Corp. Class A	2,861	74
* Sequenom Inc.	9,143	72

* Luminex Corp.	3,468	72
* Gentiva Health Services Inc.	2,759	68
* Orthofix International NV	1,619	66
* Vivus Inc.	7,428	65
* Merit Medical Systems Inc.	3,237	63
Analogic Corp.	1,185	63
* Abaxis Inc.	2,029	63
* HeartWare International Inc.	860	63
* Air Methods Corp.	1,026	63
* Greatbatch Inc.	2,134	62
* Hanger Orthopedic Group Inc.	2,395	60
* Molina Healthcare Inc.	2,139	58
* MedAssets Inc.	3,954	58
* Targacept Inc.	2,517	57
Computer Programs & Systems Inc.	901	57
* Wright Medical Group Inc.	3,566	55
* Savient Pharmaceuticals Inc.	6,524	55
* Bio-Reference Labs Inc.	2,201	55
* ABIOMED Inc.	2,872	54
* Optimer Pharmaceuticals Inc.	3,700	54
* Micromet Inc.	8,350	52
Landauer Inc.	863	52
* Sunrise Senior Living Inc.	5,131	51
* Healthways Inc.	3,134	51
* Geron Corp.	11,262	49
* Halozyme Therapeutics Inc.	7,206	49
* Emeritus Corp.	2,059	48
* Emergent Biosolutions Inc.	1,886	47
* NxStage Medical Inc.	2,498	47
* ICU Medical Inc.	1,075	47
* SIGA Technologies Inc.	3,323	46
* Omnicell Inc.	2,988	46
* Spectrum Pharmaceuticals Inc.	4,778	45
* SonoSite Inc.	1,239	44
* Natus Medical Inc.	2,617	44
* Depomed Inc.	4,811	44
* Select Medical Holdings Corp.	4,616	44
* Syneron Medical Ltd.	3,270	42
* Jazz Pharmaceuticals Inc.	1,446	42
* Enzon Pharmaceuticals Inc.	4,017	42
* Triple-S Management Corp. Class B	1,864	41
* Medidata Solutions Inc.	1,728	40
* Affymetrix Inc.	6,507	40
* Rigel Pharmaceuticals Inc.	4,774	40
National Healthcare Corp.	825	39
Ensign Group Inc.	1,315	39
* ZIOPHARM Oncology Inc.	5,474	39
* LHC Group Inc.	1,436	39
* AVANIR Pharmaceuticals Inc.	8,558	39
* Endologix Inc.	4,471	38
* Accuray Inc.	5,011	38
* Neurocrine Biosciences Inc.	4,503	37
* OraSure Technologies Inc.	4,244	37
* Conceptus Inc.	2,851	36
* Angiodynamics Inc.	2,272	36
* AMAG Pharmaceuticals Inc.	1,931	36
* Genomic Health Inc.	1,285	35
* Alnylam Pharmaceuticals Inc.	3,346	35

* Quidel Corp.	2,276	35
* PharMerica Corp.	2,816	35
* Akorn Inc.	5,070	35
* Ardea Biosciences Inc.	1,371	34
* Opko Health Inc.	9,079	34
* Sangamo Biosciences Inc.	4,804	34
* Corvel Corp.	640	34
* Symmetry Medical Inc.	3,303	34
* Arqule Inc.	4,509	33
Pain Therapeutics Inc.	3,261	32
* Exact Sciences Corp.	4,231	32
* Team Health Holdings Inc.	1,408	32
* AMN Healthcare Services Inc.	3,592	31
Assisted Living Concepts Inc. Class A	903	30
* Rural/Metro Corp.	1,754	30
* Keryx Biopharmaceuticals Inc.	5,530	30
* Lexicon Pharmaceuticals Inc.	18,163	30
* Caliper Life Sciences Inc.	4,120	30
* Merge Healthcare Inc.	4,744	29
* eResearchTechnology Inc.	4,483	28
* Pharmacyclics Inc.	3,986	28
Cantel Medical Corp.	1,183	28
* Durect Corp.	7,972	28
* ExamWorks Group Inc.	1,088	28
* BioScrip Inc.	3,594	27
* Cadence Pharmaceuticals Inc.	2,851	27
* Universal American Corp.	2,939	27
* Accretive Health Inc.	1,122	27
* Metabolix Inc.	3,044	27
* Ironwood Pharmaceuticals Inc.	1,774	27
* Biosante Pharmaceuticals Inc.	8,546	27
* Immunomedics Inc.	6,030	27
Atrion Corp.	144	27
* Curis Inc.	6,947	26
* Hi-Tech Pharmacal Co. Inc.	913	26
* Medcath Corp.	1,886	26
* Inhibitex Inc.	5,536	25
* Vical Inc.	6,545	25
* MannKind Corp.	6,119	25
* Vital Images Inc.	1,328	25
* MAP Pharmaceuticals Inc.	1,445	25
* Delcath Systems Inc.	4,010	24
* Dynavax Technologies Corp.	8,780	24
* Cytori Therapeutics Inc.	4,223	24
* Palomar Medical Technologies Inc.	1,702	24
US Physical Therapy Inc.	931	24
* Capital Senior Living Corp.	2,483	24
* Orthovita Inc.	6,124	23
* SurModics Inc.	1,600	23
* Sun Healthcare Group Inc.	2,289	23
* Almost Family Inc.	752	23
* Five Star Quality Care Inc.	2,900	22
* Transcend Services Inc.	839	22
* XenoPort Inc.	2,859	22
* Cross Country Healthcare Inc.	2,849	22
* Unilife Corp.	4,444	22
* Progenics Pharmaceuticals Inc.	2,596	22
* Nabi Biopharmaceuticals	3,901	21

America Service Group Inc.	826	21
* Skilled Healthcare Group Inc.	1,821	21
* Kendle International Inc.	1,369	21
* Vascular Solutions Inc.	1,538	20
* Dyax Corp.	8,974	20
* Idenix Pharmaceuticals Inc.	4,241	20
* AVI BioPharma Inc.	12,434	20
* Novavax Inc.	8,304	20
* Sagent Pharmaceuticals Inc.	800	20
* Sciclone Pharmaceuticals Inc.	3,423	20
* Chelsea Therapeutics International Ltd.	4,360	20
* TomoTherapy Inc.	4,439	19
* American Dental Partners Inc.	1,445	19
* Vanda Pharmaceuticals Inc.	2,562	19
* Ligand Pharmaceuticals Inc. Class B	1,801	19
* Staar Surgical Co.	3,203	19
* Chindex International Inc.	1,259	19
* AVEO Pharmaceuticals Inc.	1,012	19
* Spectranetics Corp.	3,040	18
* Synovis Life Technologies Inc.	1,038	18
* Metropolitan Health Networks Inc.	3,667	18
* Affymax Inc.	2,518	18
* Kensey Nash Corp.	673	18
* Arena Pharmaceuticals Inc.	12,286	18
* Alphatec Holdings Inc.	4,667	18
* Solta Medical Inc.	5,454	17
* SuperGen Inc.	5,172	17
* Zalicus Inc.	6,420	17
* Santarus Inc.	4,812	17
* Pacific Biosciences of California Inc.	1,398	17
* Providence Service Corp.	1,188	16
* Allos Therapeutics Inc.	7,221	16
* Endocyte Inc.	1,316	16
* RTI Biologics Inc.	5,026	15
Maxygen Inc.	2,855	15
* IRIS International Inc.	1,491	15
* Antares Pharma Inc.	8,003	15
* Celldex Therapeutics Inc.	4,056	15
Young Innovations Inc.	517	15
* CryoLife Inc.	2,632	15
* Exactech Inc.	764	14
* Corcept Therapeutics Inc.	2,856	14
* Nymox Pharmaceutical Corp.	1,701	14
* Array Biopharma Inc.	5,155	14
* Furiex Pharmaceuticals Inc.	808	14
* BioMimetic Therapeutics Inc.	1,654	14
* Synta Pharmaceuticals Corp.	2,334	13
* Peregrine Pharmaceuticals Inc.	6,236	13
* Obagi Medical Products Inc.	1,326	13
* Cambrex Corp.	2,695	13
* Cerus Corp.	4,345	13
* Medical Action Industries Inc.	1,317	13
* Pozen Inc.	2,441	13
* Continucare Corp.	2,666	13
* CardioNet Inc.	2,217	12
* Enzo Biochem Inc.	3,061	12
* Biotime Inc.	2,330	12
* Codexis Inc.	1,100	12

* Cynosure Inc. Class A	893	12
* Osiris Therapeutics Inc.	1,545	11
* Cutera Inc.	1,242	11
* Hansen Medical Inc.	3,922	11
* Alliance HealthCare Services Inc.	2,545	11
* Albany Molecular Research Inc.	2,168	11
* Allied Healthcare International Inc.	4,143	11
* ePocrates Inc.	493	10
* Rochester Medical Corp.	995	10
* Aegerion Pharmaceuticals Inc.	529	10
* Stereotaxis Inc.	2,889	10
* LCA-Vision Inc.	1,717	10
* Infinity Pharmaceuticals Inc.	1,335	10
* CytRx Corp.	10,025	9
* BioCryst Pharmaceuticals Inc.	2,653	9
* Complete Genomics Inc.	552	9
* Fluidigm Corp.	588	9
* Biospecifics Technologies Corp.	365	9
* Omeros Corp.	1,722	8
* Orexigen Therapeutics Inc.	2,789	8
* StemCells Inc.	11,841	8
* Somaxon Pharmaceuticals Inc.	3,360	8
* Anacor Pharmaceuticals Inc.	1,160	7
* Inovio Pharmaceuticals Inc.	9,211	7
* MELA Sciences Inc.	2,318	7
* Alexza Pharmaceuticals Inc.	4,097	7
* DynaVox Inc. Class A	867	6
* Cytokinetics Inc.	4,370	6
* Neuralstem Inc.	4,576	6
* Nanosphere Inc.	2,429	6
* Cumberland Pharmaceuticals Inc.	1,161	6
* Transcept Pharmaceuticals Inc.	508	6
* Neostem Inc.	3,570	6
* Cornerstone Therapeutics Inc.	745	6
National Research Corp.	166	6
* Lannett Co. Inc.	1,098	6
* PDI Inc.	823	6
* Alimera Sciences Inc.	621	5
* Acura Pharmaceuticals Inc.	904	5
* Sucampo Pharmaceuticals Inc. Class A	1,067	5
* Caraco Pharmaceutical Laboratories Ltd.	833	4
* PURE Bioscience Inc.	3,603	4
* Anthera Pharmaceuticals Inc.	508	4
* BG Medicine Inc.	537	4
* Biodel Inc.	1,822	4
* Aoxing Pharmaceutical Co. Inc.	2,336	3
* NuPathe Inc.	324	3
* Zogenix Inc.	588	3
* AspenBio Pharma Inc.	3,259	2
* NeurogesX Inc.	946	2
* Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	913	1
		15,423
Industrials (15.0%)
Nordson Corp.	6,291	327
Acuity Brands Inc.	4,010	244
* GrafTech International Ltd.	11,099	235
* Alaska Air Group Inc.	3,297	223

* Dollar Thrifty Automotive Group Inc.	2,641	219
* Clean Harbors Inc.	2,127	215
* Genesee & Wyoming Inc. Class A	3,574	212
* Esterline Technologies Corp.	2,750	208
CLARCOR Inc.	4,649	198
Woodward Inc.	5,618	198
HEICO Corp.	3,382	186
* EMCOR Group Inc.	6,113	186
* Hexcel Corp.	8,945	185
Watsco Inc.	2,566	172
* Moog Inc. Class A	4,182	172
* Avis Budget Group Inc.	9,464	166
United Stationers Inc.	2,231	165
* Teledyne Technologies Inc.	3,340	164
* EnerSys	4,450	159
Actuant Corp. Class A	6,261	157
Robbins & Myers Inc.	3,555	157
Brady Corp. Class A	4,502	155
Belden Inc.	4,310	155
* United Rentals Inc.	5,573	152
* Atlas Air Worldwide Holdings Inc.	2,381	151
* Acacia Research - Acacia Technologies	3,852	149
Curtiss-Wright Corp.	4,228	144
Triumph Group Inc.	1,539	144
* Old Dominion Freight Line Inc.	3,852	144
* Meritor Inc.	8,672	143
Applied Industrial Technologies Inc.	3,905	139
AO Smith Corp.	3,352	139
* Tetra Tech Inc.	5,691	138
* Geo Group Inc.	5,630	138
* JetBlue Airways Corp.	22,498	137
* US Airways Group Inc.	14,869	135
Corporate Executive Board Co.	3,160	133
* Middleby Corp.	1,533	132
Herman Miller Inc.	5,254	132
* II-VI Inc.	2,315	132
* Polypore International Inc.	2,008	132
* HUB Group Inc. Class A	3,446	131
Brink's Co.	4,417	131
Mueller Industries Inc.	3,476	129
* Chart Industries Inc.	2,647	129
Deluxe Corp.	4,735	122
* CoStar Group Inc.	1,908	120
Rollins Inc.	5,938	119
Kaydon Corp.	3,087	112
NorthWestern Corp.	3,340	110
ABM Industries Inc.	4,791	109
Barnes Group Inc.	4,525	109
Titan International Inc.	3,877	107
* Ceradyne Inc.	2,348	105
HNI Corp.	4,174	104
Healthcare Services Group Inc.	6,061	103
* MasTec Inc.	4,893	103
Simpson Manufacturing Co. Inc.	3,635	102
* Orbital Sciences Corp.	5,320	100
Werner Enterprises Inc.	3,975	100
Briggs & Stratton Corp.	4,622	96
Franklin Electric Co. Inc.	2,149	96

AAR Corp.	3,605	95
Watts Water Technologies Inc. Class A	2,708	95
Forward Air Corp.	2,679	94
Knight Transportation Inc.	5,490	94
* Insituform Technologies Inc. Class A	3,626	94
* Mobile Mini Inc.	4,156	94
* Beacon Roofing Supply Inc.	4,211	92
Mine Safety Appliances Co.	2,452	92
ESCO Technologies Inc.	2,444	92
* Korn/Ferry International	4,253	91
Interface Inc. Class A	4,664	90
Granite Construction Inc.	3,224	89
* EnPro Industries Inc.	1,901	87
Kaman Corp.	2,396	86
Raven Industries Inc.	1,501	84
Knoll Inc.	4,344	83
* SYKES Enterprises Inc.	3,815	83
* RBC Bearings Inc.	2,009	80
Heartland Express Inc.	4,663	77
Lindsay Corp.	1,155	77
Steelcase Inc. Class A	7,082	77
* Advisory Board Co.	1,431	75
* Blount International Inc.	4,426	75
Skywest Inc.	4,860	75
Cubic Corp.	1,457	75
* 3D Systems Corp.	3,640	73
American Science & Engineering Inc.	827	72
* Amerco Inc.	786	71
CIRCOR International Inc.	1,580	70
Albany International Corp.	2,530	70
Quanex Building Products Corp.	3,504	70
Unifirst Corp.	1,296	69
Seaboard Corp.	30	69
* Astec Industries Inc.	1,837	69
* GeoEye Inc.	2,042	68
Tennant Co.	1,735	67
* Altra Holdings Inc.	2,463	65
Allegiant Travel Co. Class A	1,408	64
Insperity Inc.	2,000	63
* DigitalGlobe Inc.	2,534	62
McGrath Rentcorp	2,198	62
* Huron Consulting Group Inc.	2,023	61
* Wabash National Corp.	6,275	61
* RSC Holdings Inc.	4,522	60
Resources Connection Inc.	4,256	60
* TrueBlue Inc.	4,049	59
* Rush Enterprises Inc. Class A	2,929	58
Aircastle Ltd.	4,662	58
Mueller Water Products Inc. Class A	14,190	57
Ameron International Corp.	848	57
Arkansas Best Corp.	2,325	57
* Sauer-Danfoss Inc.	1,063	57
TAL International Group Inc.	1,671	56
* Interline Brands Inc.	3,030	56
Sun Hydraulics Corp.	1,148	56
* Dycom Industries Inc.	3,228	55
* Exponent Inc.	1,274	55
G&K Services Inc. Class A	1,706	54

* Layne Christensen Co.	1,797	53
NACCO Industries Inc. Class A	532	52
Universal Forest Products Inc.	1,779	52
* Greenbrier Cos. Inc.	1,968	51
Badger Meter Inc.	1,377	51
John Bean Technologies Corp.	2,587	51
AZZ Inc.	1,142	50
Tutor Perini Corp.	2,452	50
* Colfax Corp.	2,209	50
* American Superconductor Corp.	4,653	50
* SFN Group Inc.	4,769	50
* A123 Systems Inc.	8,051	50
Gorman-Rupp Co.	1,120	49
* Consolidated Graphics Inc.	857	47
* Navigant Consulting Inc.	4,649	47
* Griffon Corp.	4,376	46
National Presto Industries Inc.	441	46
* Aerovironment Inc.	1,520	46
Ennis Inc.	2,379	45
Tredegar Corp.	2,253	44
* Trex Co. Inc.	1,420	43
* Kelly Services Inc. Class A	2,430	43
Viad Corp.	1,888	43
* ACCO Brands Corp.	5,034	42
EnergySolutions Inc.	8,130	42
Encore Wire Corp.	1,701	41
* MYR Group Inc.	1,827	41
* ICF International Inc.	1,572	40
* Team Inc.	1,742	40
* Capstone Turbine Corp.	22,090	38
AAON Inc.	1,136	38
Standex International Corp.	1,147	38
* Kforce Inc.	2,824	38
Federal Signal Corp.	5,719	38
* On Assignment Inc.	3,346	37
* Titan Machinery Inc.	1,392	37
* Air Transport Services Group Inc.	4,974	37
* H&E Equipment Services Inc.	2,543	37
* Gibraltar Industries Inc.	2,780	36
Comfort Systems USA Inc.	3,493	36
* Commercial Vehicle Group Inc.	2,250	35
* EnerNOC Inc.	1,929	35
* Columbus McKinnon Corp.	1,757	34
Apogee Enterprises Inc.	2,580	34
LB Foster Co. Class A	936	34
Cascade Corp.	834	34
* GenCorp Inc.	5,374	34
Heidrick & Struggles International Inc.	1,605	34
* Kadant Inc.	1,142	34
* RailAmerica Inc.	2,123	33
* Cenveo Inc.	5,054	33
* Generac Holdings Inc.	1,775	33
Great Lakes Dredge & Dock Corp.	5,380	33
* PMFG Inc.	1,595	32
Marten Transport Ltd.	1,414	32
* American Reprographics Co.	3,380	32
* Force Protection Inc.	6,456	31
* FreightCar America Inc.	1,097	30

Vicor Corp.	1,792	30
US Ecology Inc.	1,682	29
* Dolan Co.	2,785	29
* CRA International Inc.	1,015	28
* Satcon Technology Corp.	10,612	28
Textainer Group Holdings Ltd.	874	28
* Trimas Corp.	1,378	28
* Powell Industries Inc.	812	28
Dynamic Materials Corp.	1,191	27
* School Specialty Inc.	1,733	27
* Hawaiian Holdings Inc.	4,756	26
* Orion Marine Group Inc.	2,469	26
Houston Wire & Cable Co.	1,630	26
* Taser International Inc.	5,749	26
Twin Disc Inc.	770	26
* Celadon Group Inc.	1,834	26
* Furmanite Corp.	3,375	26
* Kratos Defense & Security Solutions Inc.	2,106	26
Primoris Services Corp.	2,010	25
* CBIZ Inc.	3,208	25
* Standard Parking Corp.	1,425	23
Multi-Color Corp.	1,034	23
* Mistras Group Inc.	1,326	23
* Astronics Corp.	859	23
* CAI International Inc.	984	23
* Saia Inc.	1,458	23
* Northwest Pipe Co.	849	22
Insteel Industries Inc.	1,615	22
* LaBarge Inc.	1,143	22
* Republic Airways Holdings Inc.	4,426	22
* American Railcar Industries Inc.	865	21
* Genco Shipping & Trading Ltd.	2,606	21
* M&F Worldwide Corp.	975	21
Graham Corp.	905	21
* Metalico Inc.	3,447	20
* Sterling Construction Co. Inc.	1,479	20
* DXP Enterprises Inc.	759	20
* NCI Building Systems Inc.	1,798	20
Kimball International Inc. Class B	2,878	20
Ducommun Inc.	963	19
* Michael Baker Corp.	727	19
* FuelCell Energy Inc.	9,868	19
* Lydall Inc.	1,567	19
* GP Strategies Corp.	1,349	19
Ampco-Pittsburgh Corp.	784	19
* Innerworkings Inc.	2,182	18
SeaCube Container Leasing Ltd.	1,004	18
Schawk Inc. Class A	1,020	18
* Flow International Corp.	4,307	18
* Tecumseh Products Co. Class A	1,698	18
* LMI Aerospace Inc.	811	17
* APAC Customer Services Inc.	2,923	17
* Pacer International Inc.	3,211	17
American Woodmark Corp.	831	17
Aceto Corp.	2,335	16
* Eagle Bulk Shipping Inc.	5,707	16
CDI Corp.	1,153	16
Miller Industries Inc.	929	16

Met-Pro Corp.	1,343	16
* Hudson Highland Group Inc.	2,954	16
Douglas Dynamics Inc.	989	15
* Park-Ohio Holdings Corp.	720	15
Alamo Group Inc.	594	15
* Broadwind Energy Inc.	8,503	15
* Roadrunner Transportation Systems Inc.	975	15
* Higher One Holdings Inc.	951	15
Preformed Line Products Co.	202	14
* Casella Waste Systems Inc. Class A	2,292	14
* Xerium Technologies Inc.	688	14
* Fuel Tech Inc.	1,642	14
* PowerSecure International Inc.	1,677	14
* Pike Electric Corp.	1,507	13
LSI Industries Inc.	1,739	13
* Excel Maritime Carriers Ltd. Class A	3,656	12
International Shipholding Corp.	517	12
* Ameresco Inc. Class A	799	12
* Quality Distribution Inc.	958	11
* Franklin Covey Co.	1,217	11
Barrett Business Services Inc.	715	11
* Keyw Holding Corp.	965	11
Courier Corp.	939	11
* Ultrapetrol Bahamas Ltd.	2,034	11
* Energy Recovery Inc.	3,771	10
* Hill International Inc.	2,249	10
* Coleman Cable Inc.	729	10
* Builders FirstSource Inc.	4,176	10
VSE Corp.	383	10
Baltic Trading Ltd.	1,502	10
* Advanced Battery Technologies Inc.	6,043	9
* Patriot Transportation Holding Inc.	403	9
* Universal Truckload Services Inc.	540	9
* UQM Technologies Inc.	3,312	9
* USA Truck Inc.	723	9
* Pinnacle Airlines Corp.	1,707	8
* Ener1 Inc.	5,911	7
Lawson Products Inc.	373	7
* Argan Inc.	716	7
Standard Register Co.	1,682	6
* PAM Transportation Services Inc.	442	5
* PGT Inc.	1,860	4
* United Capital Corp.	153	4
* BlueLinx Holdings Inc.	1,086	4
* Applied Energetics Inc.	7,642	4
* Omega Flex Inc.	272	4
* Hoku Corp.	1,720	3
Horizon Lines Inc. Class A	2,889	3
Compx International Inc.	119	2
		17,657
Information Technology (19.0%)
* Riverbed Technology Inc.	12,338	468
* TIBCO Software Inc.	15,315	430
* Rackspace Hosting Inc.	8,938	393
* VeriFone Systems Inc.	7,876	379
* Acme Packet Inc.	4,328	328
* Ariba Inc.	8,874	298

* Parametric Technology Corp.	10,701	249
Jack Henry & Associates Inc.	7,866	246
ADTRAN Inc.	5,730	246
* Netlogic Microsystems Inc.	5,773	221
* SuccessFactors Inc.	6,264	220
* Veeco Instruments Inc.	3,738	215
* Aruba Networks Inc.	7,566	215
* Finisar Corp.	8,262	198
* Fortinet Inc.	4,071	197
* GSI Commerce Inc.	6,688	196
* TriQuint Semiconductor Inc.	15,035	195
* Wright Express Corp.	3,576	193
* Cavium Networks Inc.	4,338	193
* Concur Technologies Inc.	3,711	185
* Omnivision Technologies Inc.	5,130	181
* IPG Photonics Corp.	2,394	180
* CACI International Inc. Class A	2,788	178
Anixter International Inc.	2,589	175
InterDigital Inc.	4,053	174
* Semtech Corp.	5,997	172
* Microsemi Corp.	7,652	169
* Progress Software Corp.	6,185	167
* CommVault Systems Inc.	3,979	164
Plantronics Inc.	4,449	163
* Hittite Microwave Corp.	2,519	160
* Universal Display Corp.	3,280	156
* RF Micro Devices Inc.	24,742	156
* Lawson Software Inc.	12,792	142
* Ultimate Software Group Inc.	2,490	140
* Sapient Corp.	9,502	140
* Mentor Graphics Corp.	10,357	139
* Taleo Corp. Class A	3,667	137
* FEI Co.	3,504	137
* SAVVIS Inc.	3,458	136
* Netgear Inc.	3,247	136
* Blackboard Inc.	3,148	136
* Viasat Inc.	3,061	135
* ValueClick Inc.	7,499	135
MAXIMUS Inc.	1,611	135
* JDA Software Group Inc.	4,036	133
* Cymer Inc.	2,775	133
* Arris Group Inc.	11,696	132
* Coherent Inc.	2,331	131
* Plexus Corp.	3,499	130
Cognex Corp.	3,660	129
* OpenTable Inc.	1,459	129
* Quest Software Inc.	5,530	125
* SRA International Inc. Class A	3,960	123
* TTM Technologies Inc.	7,382	122
MKS Instruments Inc.	4,621	122
Littelfuse Inc.	2,023	121
* j2 Global Communications Inc.	4,168	121
* Digital River Inc.	3,656	119
* Integrated Device Technology Inc.	14,162	119
Blackbaud Inc.	4,135	116
* MicroStrategy Inc. Class A	771	113
Fair Isaac Corp.	3,850	113
* Entegris Inc.	12,122	111

* TiVo Inc.	10,662	110
* Unisys Corp.	3,930	110
* Cabot Microelectronics Corp.	2,183	110
* Take-Two Interactive Software Inc.	6,502	107
* Cirrus Logic Inc.	6,381	105
* ACI Worldwide Inc.	3,141	102
* Benchmark Electronics Inc.	5,822	101
* Aspen Technology Inc.	5,746	95
* Rofin-Sinar Technologies Inc.	2,612	94
* Websense Inc.	3,752	93
Mantech International Corp. Class A	2,053	92
* Diodes Inc.	3,132	91
* Blue Coat Systems Inc.	3,844	88
* Scansource Inc.	2,481	88
* Synaptics Inc.	3,130	88
* Acxiom Corp.	6,316	87
* DealerTrack Holdings Inc.	3,724	86
VirnetX Holding Corp.	3,261	86
* SolarWinds Inc.	3,443	85
Power Integrations Inc.	2,278	84
* DG FastChannel Inc.	2,316	82
* Advent Software Inc.	2,917	82
* Harmonic Inc.	10,349	81
* Tessera Technologies Inc.	4,640	80
* Bottomline Technologies Inc.	3,072	80
* L-1 Identity Solutions Inc.	7,103	79
* Kulicke & Soffa Industries Inc.	6,484	79
Earthlink Inc.	9,977	79
* Sanmina-SCI Corp.	7,345	78
* Euronet Worldwide Inc.	4,532	78
* Ancestry.com Inc.	1,873	77
* Kenexa Corp.	2,427	77
* Electronics for Imaging Inc.	4,188	76
* Manhattan Associates Inc.	2,100	75
* Emulex Corp.	8,032	75
* Ultratech Inc.	2,325	74
* DTS Inc.	1,598	74
* Synchronoss Technologies Inc.	2,260	73
* Ceva Inc.	2,095	72
* Insight Enterprises Inc.	4,277	72
* Lattice Semiconductor Corp.	10,723	71
Comtech Telecommunications Corp.	2,470	69
* Brooks Automation Inc.	6,014	68
* Rogers Corp.	1,450	68
* SYNNEX Corp.	2,077	68
NIC Inc.	5,169	67
* Sourcefire Inc.	2,524	67
* STEC Inc.	3,742	67
* Stratasys Inc.	1,898	67
Heartland Payment Systems Inc.	3,501	67
* Tyler Technologies Inc.	2,620	67
* FARO Technologies Inc.	1,483	66
* Checkpoint Systems Inc.	3,655	66
* Loral Space & Communications Inc.	992	66
* RightNow Technologies Inc.	1,990	66
* Netscout Systems Inc.	2,831	66
Syntel Inc.	1,210	65
* Radiant Systems Inc.	3,036	64

* Applied Micro Circuits Corp.	6,014	64
* GT Solar International Inc.	4,982	64
* Quantum Corp.	20,706	64
* NetSuite Inc.	1,682	63
* Constant Contact Inc.	2,639	63
* Amkor Technology Inc.	9,711	62
* Sonus Networks Inc.	19,124	62
* Newport Corp.	3,370	61
* Infinera Corp.	8,578	61
* LogMeIn Inc.	1,384	60
* CSG Systems International Inc.	3,129	60
* OSI Systems Inc.	1,489	60
* Powerwave Technologies Inc.	15,635	59
* Brightpoint Inc.	6,472	58
* comScore Inc.	2,082	58
MTS Systems Corp.	1,406	58
* Tekelec	6,276	57
Park Electrochemical Corp.	1,890	57
* Volterra Semiconductor Corp.	2,277	56
Pegasystems Inc.	1,487	56
* ATMI Inc.	2,893	55
* Standard Microsystems Corp.	2,060	55
* Ebix Inc.	2,779	55
Micrel Inc.	4,672	55
* Cardtronics Inc.	2,476	55
* Intermec Inc.	4,489	54
* Power-One Inc.	6,416	54
* Silicon Image Inc.	7,040	53
Black Box Corp.	1,613	53
* Entropic Communications Inc.	5,973	53
* Monolithic Power Systems Inc.	2,971	51
* Measurement Specialties Inc.	1,334	51
* Silicon Graphics International Corp.	2,818	51
Forrester Research Inc.	1,340	51
* Mercury Computer Systems Inc.	2,647	51
* Ixia	3,162	50
* Advanced Energy Industries Inc.	3,344	50
* Photronics Inc.	4,906	49
United Online Inc.	8,005	49
* LivePerson Inc.	4,090	48
Opnet Technologies Inc.	1,221	48
* Avid Technology Inc.	2,670	47
* TeleTech Holdings Inc.	2,569	46
* Interactive Intelligence Inc.	1,273	46
* Electro Scientific Industries Inc.	2,542	46
* FormFactor Inc.	4,594	45
* ShoreTel Inc.	4,135	45
* Hypercom Corp.	4,234	45
EPIQ Systems Inc.	3,008	45
* SMART Modular Technologies WWH Inc.	4,828	44
* Oclaro Inc.	4,537	43
* Sycamore Networks Inc.	1,774	43
* LTX-Credence Corp.	4,497	43
* Magma Design Automation Inc.	6,066	42
* Vocus Inc.	1,539	42
* Maxwell Technologies Inc.	2,551	42
* RealPage Inc.	1,401	41
Methode Electronics Inc.	3,421	41

* QLIK Technologies Inc.	1,229	41
iGate Corp.	2,174	40
* Super Micro Computer Inc.	2,386	40
* TNS Inc.	2,395	39
* Internap Network Services Corp.	4,760	39
* Zoran Corp.	4,708	39
* RealD Inc.	1,419	39
* Travelzoo Inc.	508	38
* EMS Technologies Inc.	1,407	37
* Accelrys Inc.	5,052	36
* MIPS Technologies Inc. Class A	4,604	36
* Oplink Communications Inc.	1,898	35
* Ciber Inc.	5,724	35
* S1 Corp.	4,757	35
* Rubicon Technology Inc.	1,488	34
* Rudolph Technologies Inc.	2,865	34
Daktronics Inc.	3,109	33
* ExlService Holdings Inc.	1,396	33
CTS Corp.	3,122	32
* KIT Digital Inc.	2,609	32
* Kopin Corp.	6,119	32
* LoopNet Inc.	1,668	31
Cass Information Systems Inc.	773	31
* IXYS Corp.	2,208	31
* Infospace Inc.	3,293	31
* PROS Holdings Inc.	1,779	30
* VASCO Data Security International Inc.	2,475	30
* Monotype Imaging Holdings Inc.	2,046	29
* Echelon Corp.	3,030	29
* Globecomm Systems Inc.	1,970	29
* BroadSoft Inc.	729	29
* Seachange International Inc.	2,558	29
* RealNetworks Inc.	7,691	29
Cohu Inc.	2,165	29
* Move Inc.	14,325	28
* MoneyGram International Inc.	7,644	28
* Extreme Networks	8,268	27
* Limelight Networks Inc.	4,784	27
Keynote Systems Inc.	1,284	27
* Liquidity Services Inc.	1,300	27
* Digi International Inc.	2,290	27
* Imation Corp.	2,735	27
* Knot Inc.	2,588	27
* Xyratex Ltd.	2,770	26
* NVE Corp.	432	26
* Nanometrics Inc.	1,637	26
* Sigma Designs Inc.	2,858	26
* THQ Inc.	6,208	26
* Aviat Networks Inc.	5,483	26
* Mindspeed Technologies Inc.	2,934	25
* Saba Software Inc.	2,573	25
* Spansion Inc. Class A	1,255	25
* Virtusa Corp.	1,243	25
* Intevac Inc.	2,047	24
* Advanced Analogic Technologies Inc.	3,951	24
* SS&C Technologies Holdings Inc.	1,217	24
* Spectrum Control Inc.	1,169	23
Electro Rent Corp.	1,516	23

* AXT Inc.	2,848	23
* Anaren Inc.	1,351	23
* Zygo Corp.	1,604	23
* Symmetricom Inc.	4,030	23
* Dice Holdings Inc.	1,546	23
* Actuate Corp.	4,166	23
* Gerber Scientific Inc.	2,312	22
* TeleCommunication Systems Inc. Class A	4,457	22
* IntraLinks Holdings Inc.	1,072	22
* Calix Inc.	1,020	22
* Integrated Silicon Solution Inc.	2,380	22
* Immersion Corp.	2,581	22
* Perficient Inc.	1,950	22
* Pericom Semiconductor Corp.	2,329	21
* Fabrinet	898	21
* UTStarcom Inc.	10,740	21
* Exar Corp.	3,315	21
* Cray Inc.	3,260	21
* Zix Corp.	5,406	21
* support.com Inc.	4,287	21
* Ultra Clean Holdings	1,988	20
* Wave Systems Corp. Class A	7,356	20
* Supertex Inc.	902	20
* Anadigics Inc.	5,991	20
ModusLink Global Solutions Inc.	4,069	19
* Integral Systems Inc.	1,609	19
* Radisys Corp.	2,211	19
* Multi-Fineline Electronix Inc.	900	19
* DemandTec Inc.	1,893	19
Bel Fuse Inc. Class B	958	19
* Openwave Systems Inc.	7,704	19
Pulse Electronics Corp.	3,789	19
* Digimarc Corp.	620	18
* Computer Task Group Inc.	1,359	18
Richardson Electronics Ltd.	1,329	18
* Lionbridge Technologies Inc.	5,474	18
* DSP Group Inc.	2,127	18
* MoSys Inc.	2,902	18
* Axcelis Technologies Inc.	9,569	17
* KVH Industries Inc.	1,396	17
* FSI International Inc.	3,534	16
American Software Inc. Class A	2,027	16
* Novatel Wireless Inc.	2,872	15
* Global Cash Access Holdings Inc.	4,633	15
* Smith Micro Software Inc.	2,797	15
* X-Rite Inc.	3,068	15
* Echo Global Logistics Inc.	978	15
* QuinStreet Inc.	924	14
Renaissance Learning Inc.	1,209	14
Marchex Inc. Class B	1,774	14
* NCI Inc. Class A	607	14
* Deltek Inc.	1,814	13
* Rosetta Stone Inc.	962	13
* PDF Solutions Inc.	2,076	13
* Inphi Corp.	660	13
* Hackett Group Inc.	2,621	13
Rimage Corp.	873	13
* GSI Technology Inc.	1,772	12

* PC-Tel Inc.	1,753	12
* TeleNav Inc.	740	12
Stamps.com Inc.	969	12
* PLX Technology Inc.	3,403	12
* FalconStor Software Inc.	2,708	12
* Microvision Inc.	9,417	12
* Opnext Inc.	4,053	12
* Agilysys Inc.	1,630	11
DDi Corp.	1,215	11
* Demand Media Inc.	719	11
* Envestnet Inc.	708	10
* SRS Labs Inc.	1,082	10
* Guidance Software Inc.	1,222	10
* TechTarget Inc.	1,212	10
* BigBand Networks Inc.	4,585	10
* Meru Networks Inc.	535	10
* ePlus Inc.	352	9
* Viasystems Group Inc.	395	9
* Mediamind Technologies Inc.	500	9
* Online Resources Corp.	2,473	8
* Comverge Inc.	2,310	8
* Mattson Technology Inc.	4,596	8
* NeoPhotonics Corp.	808	8
* PC Connection Inc.	876	8
* Network Equipment Technologies Inc.	2,761	8
* Local.com Corp.	1,948	7
* SPS Commerce Inc.	435	7
* CDC Corp. Class A	2,720	7
* Energy Conversion Devices Inc.	4,908	7
* Alpha & Omega Semiconductor Ltd.	474	7
* Trident Microsystems Inc.	6,697	7
* MaxLinear Inc.	714	6
QAD Inc. Class A	596	6
* Convio Inc.	552	6
* Tier Technologies Inc. Class B	1,185	6
* Hutchinson Technology Inc.	2,200	5
Tessco Technologies Inc.	468	5
* Ikanos Communications Inc.	3,495	5
* Presstek Inc.	2,637	5
* Motricity Inc.	516	5
* Network Engines Inc.	3,378	4
* Evergreen Solar Inc.	3,500	2
* Stream Global Services Inc.	484	1
		22,321
Materials (5.7%)
* WR Grace & Co.	6,701	314
* Solutia Inc.	11,186	279
Rock-Tenn Co. Class A	3,590	276
* Allied Nevada Gold Corp.	6,902	256
* Rockwood Holdings Inc.	4,804	253
* Coeur d'Alene Mines Corp.	8,116	224
* Hecla Mining Co.	25,626	218
Silgan Holdings Inc.	4,535	204
Olin Corp.	7,270	175
Sensient Technologies Corp.	4,564	174
* Thompson Creek Metals Co. Inc.	15,146	164
* Molycorp Inc.	2,363	157

NewMarket Corp.	880	153
PolyOne Corp.	8,556	130
Globe Specialty Metals Inc.	5,657	128
Minerals Technologies Inc.	1,735	118
Worthington Industries Inc.	5,216	114
Balchem Corp.	2,603	112
* OM Group Inc.	2,850	106
* RTI International Metals Inc.	2,777	106
* Ferro Corp.	7,953	104
Westlake Chemical Corp.	1,814	102
HB Fuller Co.	4,517	101
* Louisiana-Pacific Corp.	11,708	98
* Century Aluminum Co.	5,889	95
Buckeye Technologies Inc.	3,625	92
* Calgon Carbon Corp.	5,190	90
Schweitzer-Mauduit International Inc.	1,697	89
Innophos Holdings Inc.	1,979	89
* Georgia Gulf Corp.	3,115	88
* Stillwater Mining Co.	4,334	88
AMCOL International Corp.	2,205	81
Texas Industries Inc.	1,924	81
Boise Inc.	9,050	76
Koppers Holdings Inc.	1,901	76
Arch Chemicals Inc.	2,091	76
* LSB Industries Inc.	1,584	75
* Materion Corp.	1,877	74
A Schulman Inc.	2,914	74
Kaiser Aluminum Corp.	1,396	74
* Clearwater Paper Corp.	1,062	73
PH Glatfelter Co.	4,206	65
* US Gold Corp.	9,134	65
* Graphic Packaging Holding Co.	11,634	64
* Golden Star Resources Ltd.	23,686	63
Haynes International Inc.	1,116	63
* KapStone Paper and Packaging Corp.	3,510	58
Deltic Timber Corp.	987	57
* Horsehead Holding Corp.	3,981	53
Quaker Chemical Corp.	1,177	51
Stepan Co.	717	48
* Jaguar Mining Inc.	7,723	42
* STR Holdings Inc.	2,606	41
* Kraton Performance Polymers Inc.	1,032	40
* Omnova Solutions Inc.	4,101	39
Zep Inc.	1,993	37
* Graham Packaging Co. Inc.	1,575	36
Hawkins Inc.	797	35
Myers Industries Inc.	3,244	34
Neenah Paper Inc.	1,352	31
* General Moly Inc.	6,339	31
Wausau Paper Corp.	4,503	31
* AM Castle & Co.	1,534	28
* Zoltek Cos. Inc.	2,551	28
Olympic Steel Inc.	838	25
* TPC Group Inc.	651	24
* Senomyx Inc.	3,546	23
* Universal Stainless & Alloy	623	23
American Vanguard Corp.	1,869	22
* Headwaters Inc.	5,546	20

* Spartech Corp.	2,839	20
* Noranda Aluminum Holding Corp.	1,248	18
* Metals USA Holdings Corp.	1,051	16
* Landec Corp.	2,427	14
* US Energy Corp. Wyoming	2,457	12
NL Industries Inc.	626	12
* AEP Industries Inc.	379	12
KMG Chemicals Inc.	562	10
* United States Lime & Minerals Inc.	239	9
* Verso Paper Corp.	1,391	5
		6,762
Telecommunication Services (0.9%)
AboveNet Inc.	2,077	162
* Global Crossing Ltd.	2,789	97
* Cogent Communications Group Inc.	4,121	64
* Cincinnati Bell Inc.	18,477	59
NTELOS Holdings Corp.	2,701	56
* PAETEC Holding Corp.	11,565	52
* Neutral Tandem Inc.	3,035	52
* Hughes Communications Inc.	819	49
* Vonage Holdings Corp.	10,159	48
* General Communication Inc. Class A	3,767	47
Consolidated Communications Holdings Inc.	2,288	44
* Premiere Global Services Inc.	4,803	40
Shenandoah Telecommunications Co.	2,181	40
IDT Corp. Class B	1,300	38
Alaska Communications Systems Group Inc.	4,094	37
* Cbeyond Inc.	2,463	35
USA Mobility Inc.	2,034	33
Atlantic Tele-Network Inc.	857	33
* Iridium Communications Inc.	3,130	28
* ICO Global Communications Holdings Ltd.	8,639	25
* FiberTower Corp.	4,447	8
* Globalstar Inc.	6,410	8
		1,055
Utilities (3.0%)
Nicor Inc.	4,173	229
Piedmont Natural Gas Co. Inc.	6,613	208
Cleco Corp.	5,594	196
WGL Holdings Inc.	4,669	183
Portland General Electric Co.	6,939	180
New Jersey Resources Corp.	3,807	176
IDACORP Inc.	4,434	175
Southwest Gas Corp.	4,183	163
South Jersey Industries Inc.	2,754	154
UIL Holdings Corp.	4,649	154
PNM Resources Inc.	7,994	132
Avista Corp.	5,064	126
Unisource Energy Corp.	3,328	126
* El Paso Electric Co.	4,037	126
Allete Inc.	2,869	114
Black Hills Corp.	3,615	112
Northwest Natural Gas Co.	2,452	111
MGE Energy Inc.	2,136	89
CH Energy Group Inc.	1,463	79
Laclede Group Inc.	2,061	78
Otter Tail Corp.	3,324	73

Empire District Electric Co.			3,710	71
California Water Service Group			1,824	69
American States Water Co.			1,706	59
* Dynegy Inc. Class A			9,419	57
Central Vermont Public Service Corp.			1,205	41
Chesapeake Utilities Corp.			869	35
SJW Corp.			1,190	28
Middlesex Water Co.			1,405	26
Unitil Corp.			998	26
York Water Co.			1,159	20
Connecticut Water Service Inc.			783	20
Consolidated Water Co. Ltd.			1,337	13
* Cadiz Inc.			1,117	12
Artesian Resources Corp. Class A			582	12
* American DG Energy Inc.			1,882	3
				3,476
Total Common Stocks (Cost $111,189)				117,939
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investment (0.1%)
U.S. Government and Agency Obligations (0.1%)
1 Federal Home Loan Bank Discount Notes
(Cost $100)	0.110%	7/15/11	100	100
Total Investments (100.3%) (Cost $111,289)				118,039
Other Assets and Liabilities-Net (-0.3%)				(399)
Net Assets (100%)				117,640

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
REIT—Real Estate Investment Trust.

Russell 2000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	117,938	—	1
Temporary Cash Investments	—	100	—
Total	117,938	100	1

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended May 31, 2011:

Investments in
Common Stocks
($000)
Amount valued based on Level 3 Inputs
Balance as of September 20, 2010[1]	—
Transfer into Level 3	1
Balance as of May 31, 2011	1
[1] Inception.

C. At May 31, 2011, the cost of investment securities for tax purposes was $111,289,000. Net unrealized appreciation of investment securities for tax purposes was $6,750,000, consisting of unrealized gains of $10,094,000 on securities that had risen in value since their purchase and $3,344,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.6%)
Consumer Discretionary (9.5%)
Rent-A-Center Inc.	677	22
Dillard's Inc. Class A	377	21
Men's Wearhouse Inc.	547	19
* Iconix Brand Group Inc.	750	19
* Vail Resorts Inc.	372	18
* Live Nation Entertainment Inc.	1,440	17
* Saks Inc.	1,407	16
Cinemark Holdings Inc.	600	13
* Orient-Express Hotels Ltd. Class A	1,064	12
* Gaylord Entertainment Co.	365	12
Jones Group Inc.	894	11
* Helen of Troy Ltd.	323	11
* Cabela's Inc.	424	10
* Genesco Inc.	228	10
Bob Evans Farms Inc.	321	10
American Greetings Corp. Class A	391	9
Regis Corp.	606	9
* Pinnacle Entertainment Inc.	600	9
Finish Line Inc. Class A	376	9
Ryland Group Inc.	464	9
* Meritage Homes Corp.	338	8
Barnes & Noble Inc.	407	8
Columbia Sportswear Co.	120	8
PEP Boys-Manny Moe & Jack	553	8
Group 1 Automotive Inc.	202	8
* Modine Manufacturing Co.	488	8
Scholastic Corp.	267	7
* Ascent Media Corp. Class A	151	7
* Ruby Tuesday Inc.	680	7
Stage Stores Inc.	378	7
Stewart Enterprises Inc. Class A	858	6
* Quiksilver Inc.	1,366	6
* Domino's Pizza Inc.	245	6
Fred's Inc. Class A	414	6
Penske Automotive Group Inc.	290	6
* Red Robin Gourmet Burgers Inc.	164	6
* Exide Technologies	602	6
* Jakks Pacific Inc.	294	6
* Boyd Gaming Corp.	569	5
* La-Z-Boy Inc.	484	5
* Biglari Holdings Inc.	13	5
* Charming Shoppes Inc.	1,222	5
* OfficeMax Inc.	571	5
Sonic Automotive Inc. Class A	354	5
Callaway Golf Co.	679	5
* Standard Pacific Corp.	1,127	5
Churchill Downs Inc.	101	4
Sinclair Broadcast Group Inc. Class A	442	4
* Timberland Co. Class A	124	4

Superior Industries International Inc.	184	4
Ethan Allen Interiors Inc.	171	4
Lithia Motors Inc. Class A	205	4
* Perry Ellis International Inc.	113	4
* Core-Mark Holding Co. Inc.	98	4
* Collective Brands Inc.	216	3
Drew Industries Inc.	126	3
* Scientific Games Corp. Class A	337	3
* Beazer Homes USA Inc.	787	3
* Libbey Inc.	206	3
* EW Scripps Co. Class A	334	3
Summit Hotel Properties Inc.	244	3
Movado Group Inc.	164	3
* Warner Music Group Corp.	326	3
* CKX Inc.	486	3
* M/I Homes Inc.	195	3
Standard Motor Products Inc.	159	2
* Cavco Industries Inc.	55	2
* Universal Electronics Inc.	90	2
Marcus Corp.	215	2
* Pacific Sunwear of California Inc.	700	2
* Furniture Brands International Inc.	460	2
* Shoe Carnival Inc.	79	2
HOT Topic Inc.	272	2
* Journal Communications Inc. Class A	384	2
* Fisher Communications Inc.	69	2
* Dana Holding Corp.	111	2
* Unifi Inc.	144	2
* Vera Bradley Inc.	40	2
* MarineMax Inc.	233	2
Speedway Motorsports Inc.	131	2
Mac-Gray Corp.	123	2
Haverty Furniture Cos. Inc.	168	2
Blyth Inc.	41	2
Bebe Stores Inc.	279	2
* Life Time Fitness Inc.	50	2
* Arctic Cat Inc.	128	2
Spartan Motors Inc.	347	2
Stein Mart Inc.	169	2
* Papa John's International Inc.	48	2
* West Marine Inc.	153	2
* Sally Beauty Holdings Inc.	93	2
* Tuesday Morning Corp.	311	2
* K-Swiss Inc. Class A	136	2
* Steinway Musical Instruments Inc.	60	2
Brown Shoe Co. Inc.	145	2
* America's Car-Mart Inc.	52	2
* Childrens Place Retail Stores Inc.	29	2
* Hovnanian Enterprises Inc. Class A	549	1
* 99 Cents Only Stores	70	1
CSS Industries Inc.	78	1
* Multimedia Games Holding Co. Inc.	255	1
* Select Comfort Corp.	86	1
* Audiovox Corp. Class A	183	1
AH Belo Corp. Class A	190	1
* O'Charleys Inc.	189	1
* Isle of Capri Casinos Inc.	154	1
* Gray Television Inc.	511	1

* LIN TV Corp. Class A	278	1
* New York & Co. Inc.	248	1
Skyline Corp.	72	1
* Ascena Retail Group Inc.	38	1
Hooker Furniture Corp.	114	1
* Wet Seal Inc. Class A	289	1
* Morgans Hotel Group Co.	148	1
* Build-A-Bear Workshop Inc.	182	1
* Lions Gate Entertainment Corp.	205	1
* Dex One Corp.	494	1
Lifetime Brands Inc.	98	1
* Red Lion Hotels Corp.	127	1
Christopher & Banks Corp.	166	1
* Delta Apparel Inc.	57	1
Weyco Group Inc.	39	1
* Jack in the Box Inc.	42	1
* Media General Inc. Class A	184	1
* Conn's Inc.	143	1
PRIMEDIA Inc.	123	1
Gaiam Inc. Class A	168	1
Cracker Barrel Old Country Store Inc.	18	1
* McCormick & Schmick's Seafood Restaurants Inc.	93	1
Bon-Ton Stores Inc.	80	1
* AFC Enterprises Inc.	50	1
* Sealy Corp.	313	1
* 1-800-Flowers.com Inc. Class A	259	1
Outdoor Channel Holdings Inc.	124	1
* Radio One Inc.	330	1
* Cumulus Media Inc. Class A	185	1
* Johnson Outdoors Inc. Class A	46	1
* Kenneth Cole Productions Inc. Class A	55	1
* LodgeNet Interactive Corp.	183	1
* Bravo Brio Restaurant Group Inc.	30	1
* Monarch Casino & Resort Inc.	68	1
* Nexstar Broadcasting Group Inc. Class A	91	1
Buckle Inc.	14	1
* Body Central Corp.	24	1
* Kid Brands Inc.	106	1
* Bluegreen Corp.	151	1
* Gordmans Stores Inc.	28	1
* Talbots Inc.	94	—
* Crown Media Holdings Inc. Class A	213	—
* Knology Inc.	27	—
* Entercom Communications Corp. Class A	42	—
* Carmike Cinemas Inc.	48	—
World Wrestling Entertainment Inc. Class A	32	—
* American Apparel Inc.	303	—
Shiloh Industries Inc.	28	—
* Tower International Inc.	17	—
Books-A-Million Inc.	74	—
* Systemax Inc.	19	—
* Leapfrog Enterprises Inc.	59	—
* Casual Male Retail Group Inc.	49	—
* Fuel Systems Solutions Inc.	8	—
* Global Sources Ltd.	16	—
Big 5 Sporting Goods Corp.	14	—
* Smith & Wesson Holding Corp.	37	—
* Cambium Learning Group Inc.	25	—

* Beasley Broadcasting Group Inc. Class A	12	—
		609
Consumer Staples (3.1%)
* TreeHouse Foods Inc.	362	22
* Hain Celestial Group Inc.	448	16
Universal Corp.	255	11
Fresh Del Monte Produce Inc.	390	11
Casey's General Stores Inc.	243	10
Ruddick Corp.	221	10
Andersons Inc.	194	8
* Elizabeth Arden Inc.	256	8
* Chiquita Brands International Inc.	473	7
* Spectrum Brands Holdings Inc.	192	7
* Rite Aid Corp.	5,431	6
* Prestige Brands Holdings Inc.	441	6
* Central Garden and Pet Co. Class A	544	5
* Darling International Inc.	285	5
* Winn-Dixie Stores Inc.	581	5
* Dole Food Co. Inc.	379	5
Nash Finch Co.	133	5
Weis Markets Inc.	116	5
Spartan Stores Inc.	237	4
* Fresh Market Inc.	106	4
B&G Foods Inc. Class A	224	4
* Pantry Inc.	221	4
* Alliance One International Inc.	939	4
Vector Group Ltd.	163	3
* Seneca Foods Corp. Class A	88	2
Ingles Markets Inc. Class A	132	2
Imperial Sugar Co.	128	2
* Smart Balance Inc.	357	2
* Nutraceutical International Corp.	98	2
* Pilgrim's Pride Corp.	288	1
Sanderson Farms Inc.	26	1
* Revlon Inc. Class A	57	1
Oil-Dri Corp. of America	45	1
* Susser Holdings Corp.	66	1
Village Super Market Inc. Class A	33	1
Schiff Nutrition International Inc.	88	1
* John B Sanfilippo & Son Inc.	83	1
MGP Ingredients Inc.	98	1
Tootsie Roll Industries Inc.	24	1
Griffin Land & Nurseries Inc.	25	1
Farmer Bros Co.	67	1
Alico Inc.	25	1
* Primo Water Corp.	44	1
* Harbinger Group Inc.	96	1
Cal-Maine Foods Inc.	14	—
J&J Snack Foods Corp.	8	—
WD-40 Co.	9	—
		200
Energy (8.5%)
Berry Petroleum Co. Class A	532	28
* Complete Production Services Inc.	811	27
* Key Energy Services Inc.	1,228	22
* Bill Barrett Corp.	478	21
* International Coal Group Inc.	1,364	20

* Helix Energy Solutions Group Inc.	1,098	19
* Patriot Coal Corp.	804	19
* Swift Energy Co.	440	17
Bristow Group Inc.	374	17
* Stone Energy Corp.	422	14
World Fuel Services Corp.	325	12
Nordic American Tanker Shipping	494	12
Golar LNG Ltd.	360	11
* Rosetta Resources Inc.	215	11
* Gulfmark Offshore Inc.	245	10
* Tetra Technologies Inc.	711	10
* Western Refining Inc.	541	9
Ship Finance International Ltd.	471	9
* Petroleum Development Corp.	247	9
W&T Offshore Inc.	346	9
* ATP Oil & Gas Corp.	469	9
* Newpark Resources Inc.	874	9
* Pioneer Drilling Co.	570	8
* Parker Drilling Co.	1,223	8
* Oasis Petroleum Inc.	256	8
* Hercules Offshore Inc.	1,210	8
Overseas Shipholding Group Inc.	270	7
Penn Virginia Corp.	479	7
* CVR Energy Inc.	319	7
* Resolute Energy Corp.	397	7
* Global Industries Ltd.	1,068	7
* Basic Energy Services Inc.	245	7
* Hornbeck Offshore Services Inc.	245	7
* Tesco Corp.	318	6
* Cal Dive International Inc.	993	6
* Cloud Peak Energy Inc.	265	6
Knightsbridge Tankers Ltd.	257	5
* USEC Inc.	1,269	5
* Goodrich Petroleum Corp.	258	5
Gulf Island Fabrication Inc.	151	5
* Willbros Group Inc.	505	5
* Energy Partners Ltd.	305	5
Crosstex Energy Inc.	424	5
* Approach Resources Inc.	182	5
* Cheniere Energy Inc.	385	5
* Harvest Natural Resources Inc.	351	4
* Georesources Inc.	171	4
* Rex Energy Corp.	284	4
Teekay Tankers Ltd. Class A	394	4
* Petroquest Energy Inc.	448	4
* BPZ Resources Inc.	783	3
* Vaalco Energy Inc.	470	3
Targa Resources Corp.	95	3
* GMX Resources Inc.	624	3
* Vantage Drilling Co.	1,603	3
* Matrix Service Co.	234	3
* PHI Inc.	140	3
* Dawson Geophysical Co.	82	3
DHT Holdings Inc.	668	3
Contango Oil & Gas Co.	43	3
* Warren Resources Inc.	628	2
* Abraxas Petroleum Corp.	536	2
* Venoco Inc.	160	2

* Natural Gas Services Group Inc.	128	2
Delek US Holdings Inc.	143	2
* Gastar Exploration Ltd.	580	2
General Maritime Corp.	1,058	2
* Green Plains Renewable Energy Inc.	169	2
* Union Drilling Inc.	156	2
* James River Coal Co.	72	2
* Delta Petroleum Corp.	1,950	1
* Global Geophysical Services Inc.	79	1
* REX American Resources Corp.	76	1
* Miller Energy Resources Inc.	190	1
Alon USA Energy Inc.	81	1
* Amyris Inc.	32	1
* RigNet Inc.	39	1
* Kodiak Oil & Gas Corp.	80	1
* Gevo Inc.	25	1
* Clayton Williams Energy Inc.	6	—
* Magnum Hunter Resources Corp.	63	—
* OYO Geospace Corp.	3	—
* Scorpio Tankers Inc.	26	—
* RAM Energy Resources Inc.	49	—
Hallador Energy Co.	4	—
		547
Financials (37.2%)
American Capital Agency Corp.	1,288	40
* American Capital Ltd.	3,513	35
MFA Financial Inc.	3,579	30
BioMed Realty Trust Inc.	1,366	28
CBL & Associates Properties Inc.	1,425	27
Highwoods Properties Inc.	740	27
* SVB Financial Group	435	26
Kilroy Realty Corp.	607	25
LaSalle Hotel Properties	884	25
American Campus Communities Inc.	672	24
Entertainment Properties Trust	479	23
Apollo Investment Corp.	1,997	23
* ProAssurance Corp.	322	23
National Retail Properties Inc.	859	22
Hatteras Financial Corp.	750	22
Extra Space Storage Inc.	978	21
Post Properties Inc.	505	21
Prosperity Bancshares Inc.	485	21
Starwood Property Trust Inc.	969	21
Alterra Capital Holdings Ltd.	874	20
DiamondRock Hospitality Co.	1,721	20
Colonial Properties Trust	868	18
FirstMerit Corp.	1,111	18
Omega Healthcare Investors Inc.	831	18
Washington Real Estate Investment Trust	503	17
Invesco Mortgage Capital Inc.	741	17
Healthcare Realty Trust Inc.	756	17
* MGIC Investment Corp.	2,063	17
* CNO Financial Group Inc.	2,118	16
Iberiabank Corp.	278	16
First American Financial Corp.	1,015	16
Home Properties Inc.	262	16
Trustmark Corp.	664	16

Webster Financial Corp.	737	15
DCT Industrial Trust Inc.	2,555	14
Northwest Bancshares Inc.	1,151	14
Delphi Financial Group Inc.	494	14
Medical Properties Trust Inc.	1,156	14
Umpqua Holdings Corp.	1,190	14
UMB Financial Corp.	330	14
Whitney Holding Corp.	1,003	13
Cathay General Bancorp	816	13
FNB Corp.	1,260	13
Platinum Underwriters Holdings Ltd.	389	13
Astoria Financial Corp.	898	13
* Knight Capital Group Inc. Class A	1,051	13
Redwood Trust Inc.	821	13
* Sunstone Hotel Investors Inc.	1,239	13
Sovran Self Storage Inc.	291	12
Montpelier Re Holdings Ltd.	645	12
* PHH Corp.	576	12
Prospect Capital Corp.	1,010	12
Hancock Holding Co.	364	12
Susquehanna Bancshares Inc.	1,347	12
Wintrust Financial Corp.	360	12
U-Store-It Trust	1,032	12
RLI Corp.	193	12
Lexington Realty Trust	1,182	11
MB Financial Inc.	558	11
Cash America International Inc.	210	11
Glacier Bancorp Inc.	758	11
Capstead Mortgage Corp.	804	11
Pebblebrook Hotel Trust	490	11
Glimcher Realty Trust	1,039	11
Old National Bancorp	978	11
* Kindred Healthcare Inc.	416	10
* First Industrial Realty Trust Inc.	809	10
National Penn Bancshares Inc.	1,329	10
Pennsylvania Real Estate Investment Trust	583	10
Tanger Factory Outlet Centers	364	10
Franklin Street Properties Corp.	729	10
United Bankshares Inc.	409	10
Mid-America Apartment Communities Inc.	143	10
First Financial Bancorp	610	10
* Texas Capital Bancshares Inc.	385	10
First Midwest Bancorp Inc.	781	10
International Bancshares Corp.	559	10
Anworth Mortgage Asset Corp.	1,315	10
* Ocwen Financial Corp.	783	9
* MF Global Holdings Ltd.	1,212	9
Selective Insurance Group Inc.	561	9
Cypress Sharpridge Investments Inc.	723	9
Community Bank System Inc.	365	9
Provident Financial Services Inc.	632	9
PS Business Parks Inc.	157	9
PrivateBancorp Inc. Class A	548	9
Park National Corp.	132	9
First Potomac Realty Trust	524	9
Westamerica Bancorporation	172	9
Fifth Street Finance Corp.	694	9
Hersha Hospitality Trust Class A	1,412	9

CVB Financial Corp.	947	9
* iStar Financial Inc.	985	8
Cousins Properties Inc.	957	8
Argo Group International Holdings Ltd.	284	8
Sterling Bancshares Inc.	967	8
American Equity Investment Life Holding Co.	617	8
NBT Bancorp Inc.	363	8
Sun Communities Inc.	200	8
Investors Real Estate Trust	821	8
Equity One Inc.	399	8
* Greenlight Capital Re Ltd. Class A	298	8
Government Properties Income Trust	291	8
Two Harbors Investment Corp.	716	8
LTC Properties Inc.	259	8
* Strategic Hotels & Resorts Inc.	1,114	7
Columbia Banking System Inc.	414	7
BlackRock Kelso Capital Corp.	750	7
EastGroup Properties Inc.	157	7
Potlatch Corp.	202	7
Inland Real Estate Corp.	784	7
DuPont Fabros Technology Inc.	272	7
* Pico Holdings Inc.	238	7
* Forestar Group Inc.	384	7
Radian Group Inc.	1,402	7
Acadia Realty Trust	337	7
National Health Investors Inc.	147	7
Infinity Property & Casualty Corp.	130	7
Employers Holdings Inc.	415	7
Ashford Hospitality Trust Inc.	480	7
PacWest Bancorp	324	7
* Enstar Group Ltd.	67	7
Horace Mann Educators Corp.	414	7
American Assets Trust Inc.	301	7
Independent Bank Corp.	223	7
* Investors Bancorp Inc.	437	7
Education Realty Trust Inc.	751	7
First Financial Bankshares Inc.	123	7
* Investment Technology Group Inc.	428	6
First Commonwealth Financial Corp.	1,105	6
* Navigators Group Inc.	135	6
Colony Financial Inc.	342	6
Safety Insurance Group Inc.	133	6
CreXus Investment Corp.	528	6
Oriental Financial Group Inc.	483	6
* National Financial Partners Corp.	450	6
* World Acceptance Corp.	87	6
Bank of the Ozarks Inc.	119	6
PennantPark Investment Corp.	461	6
Meadowbrook Insurance Group Inc.	572	6
Nelnet Inc. Class A	254	6
Home Bancshares Inc.	232	6
MCG Capital Corp.	807	6
Equity Lifestyle Properties Inc.	94	6
* Pinnacle Financial Partners Inc.	352	5
Primerica Inc.	254	5
* Piper Jaffray Cos.	164	5
Brookline Bancorp Inc.	622	5
Compass Diversified Holdings	346	5

City Holding Co.	166	5
Amtrust Financial Services Inc.	235	5
Ramco-Gershenson Properties Trust	400	5
Banco Latinoamericano de Comercio Exterior SA	291	5
Boston Private Financial Holdings Inc.	789	5
Tower Group Inc.	213	5
* Western Alliance Bancorp	691	5
Oritani Financial Corp.	406	5
Chemical Financial Corp.	257	5
Hercules Technology Growth Capital Inc.	451	5
* CNA Surety Corp.	186	5
Maiden Holdings Ltd.	523	5
S&T Bancorp Inc.	261	5
Retail Opportunity Investments Corp.	441	5
WesBanco Inc.	243	5
Sandy Spring Bancorp Inc.	253	5
Walter Investment Management Corp.	271	5
Simmons First National Corp. Class A	181	5
PennyMac Mortgage Investment Trust	275	5
Chesapeake Lodging Trust	262	5
* Internet Capital Group Inc.	357	5
* AMERISAFE Inc.	199	5
Sabra Healthcare REIT Inc.	262	5
SCBT Financial Corp.	146	5
United Fire & Casualty Co.	240	5
Trustco Bank Corp. NY	768	5
FBL Financial Group Inc. Class A	141	4
Danvers Bancorp Inc.	199	4
Flushing Financial Corp.	328	4
* Newcastle Investment Corp.	799	4
NorthStar Realty Finance Corp.	996	4
Resource Capital Corp.	641	4
Parkway Properties Inc.	227	4
* FelCor Lodging Trust Inc.	664	4
* Hilltop Holdings Inc.	418	4
Flagstone Reinsurance Holdings SA	464	4
Community Trust Bancorp Inc.	144	4
Dime Community Bancshares Inc.	282	4
Renasant Corp.	264	4
Harleysville Group Inc.	122	4
Urstadt Biddle Properties Inc. Class A	203	4
Berkshire Hills Bancorp Inc.	175	4
* Safeguard Scientifics Inc.	195	4
Lakeland Financial Corp.	170	4
First Financial Corp.	117	4
Provident New York Bancorp	410	4
Campus Crest Communities Inc.	291	4
Triangle Capital Corp.	193	4
* FPIC Insurance Group Inc.	89	4
Dynex Capital Inc.	370	4
Main Street Capital Corp.	195	4
First Busey Corp.	709	4
* Citizens Republic Bancorp Inc.	4,158	4
CapLease Inc.	705	4
Winthrop Realty Trust	288	4
Southside Bancshares Inc.	175	4
National Western Life Insurance Co. Class A	23	4
Washington Trust Bancorp Inc.	149	4

Getty Realty Corp.	134	3
* Intl. FCStone Inc.	134	3
* West Coast Bancorp	197	3
TowneBank	248	3
TICC Capital Corp.	332	3
* Nara Bancorp Inc.	400	3
1st Source Corp.	161	3
* Global Indemnity plc	145	3
Cardinal Financial Corp.	303	3
* Tejon Ranch Co.	91	3
Coresite Realty Corp.	187	3
Associated Estates Realty Corp.	195	3
MVC Capital Inc.	240	3
Tompkins Financial Corp.	83	3
Advance America Cash Advance Centers Inc.	510	3
* TradeStation Group Inc.	320	3
* Beneficial Mutual Bancorp Inc.	366	3
Sterling Bancorp	321	3
Cedar Shopping Centers Inc.	576	3
Calamos Asset Management Inc. Class A	203	3
Hudson Pacific Properties Inc.	189	3
Apollo Commercial Real Estate Finance Inc.	185	3
Hudson Valley Holding Corp.	138	3
Oppenheimer Holdings Inc. Class A	106	3
* Bancorp Inc.	297	3
Univest Corp. of Pennsylvania	175	3
Bancfirst Corp.	74	3
StellarOne Corp.	241	3
* Phoenix Cos. Inc.	1,223	3
Kite Realty Group Trust	572	3
United Financial Bancorp Inc.	176	3
Capital Southwest Corp.	30	3
Alexander's Inc.	7	3
Cogdell Spencer Inc.	453	3
Northfield Bancorp Inc.	189	3
* NewStar Financial Inc.	273	3
* Citizens Inc.	384	3
Camden National Corp.	81	3
Westfield Financial Inc.	312	3
Territorial Bancorp Inc.	129	3
SY Bancorp Inc.	106	3
WSFS Financial Corp.	62	3
* Southwest Bancorp Inc.	204	3
KBW Inc.	120	3
Enterprise Financial Services Corp.	181	3
State Auto Financial Corp.	152	3
Universal Health Realty Income Trust	58	3
Abington Bancorp Inc.	220	3
* Center Financial Corp.	374	2
First Community Bancshares Inc.	166	2
Monmouth Real Estate Investment Corp. Class A	280	2
Arrow Financial Corp.	97	2
Union First Market Bankshares Corp.	188	2
RAIT Financial Trust	1,103	2
Lakeland Bancorp Inc.	227	2
Financial Institutions Inc.	144	2
SeaBright Holdings Inc.	232	2
* Ameris Bancorp	249	2

Presidential Life Corp.	218	2
State Bancorp Inc.	175	2
First Merchants Corp.	269	2
Gladstone Capital Corp.	222	2
* Eagle Bancorp Inc.	173	2
Trico Bancshares	147	2
* PMI Group Inc.	1,507	2
CoBiz Financial Inc.	340	2
* United Community Banks Inc.	993	2
Bryn Mawr Bank Corp.	102	2
Washington Banking Co.	161	2
Chatham Lodging Trust	129	2
Republic Bancorp Inc. Class A	103	2
Tower Bancorp Inc.	100	2
Agree Realty Corp.	92	2
Kayne Anderson Energy Development Co.	108	2
OceanFirst Financial Corp.	153	2
German American Bancorp Inc.	117	2
* Stifel Financial Corp.	51	2
Arlington Asset Investment Corp. Class A	71	2
* American Safety Insurance Holdings Ltd.	109	2
* FBR Capital Markets Corp.	554	2
Bank of Marin Bancorp	55	2
Great Southern Bancorp Inc.	107	2
Heartland Financial USA Inc.	138	2
Baldwin & Lyons Inc.	87	2
First of Long Island Corp.	73	2
Heritage Financial Corp.	145	2
Home Federal Bancorp Inc.	176	2
Bank Mutual Corp.	480	2
SWS Group Inc.	301	2
Federal Agricultural Mortgage Corp.	102	2
Excel Trust Inc.	158	2
Stewart Information Services Corp.	182	2
Centerstate Banks Inc.	271	2
First Bancorp	158	2
* Harris & Harris Group Inc.	325	2
First Interstate Bancsystem Inc.	131	2
Orrstown Financial Services Inc.	71	2
National Bankshares Inc.	73	2
Citizens & Northern Corp.	128	2
NGP Capital Resources Co.	228	2
Pacific Continental Corp.	194	2
* OmniAmerican Bancorp Inc.	125	2
CNB Financial Corp.	128	2
One Liberty Properties Inc.	110	2
* Edelman Financial Group Inc.	219	2
Gladstone Investment Corp.	233	2
First Financial Holdings Inc.	174	2
Gladstone Commercial Corp.	90	2
Consolidated-Tomoka Land Co.	57	2
BankFinancial Corp.	201	2
* 1st United Bancorp Inc.	274	2
Bancorp Rhode Island Inc.	39	2
* Avatar Holdings Inc.	94	2
Donegal Group Inc. Class A	118	2
MainSource Financial Group Inc.	212	2
ESSA Bancorp Inc.	138	2

* Metro Bancorp Inc.	142	2
* LaBranche & Co. Inc.	392	2
* Cowen Group Inc. Class A	382	2
Terreno Realty Corp.	92	2
Mission West Properties Inc.	188	2
Solar Capital Ltd.	61	2
Kearny Financial Corp.	160	2
Medallion Financial Corp.	157	2
National Interstate Corp.	69	2
* Encore Capital Group Inc.	45	2
Ames National Corp.	86	2
FXCM Inc. Class A	145	1
* Wilshire Bancorp Inc.	453	1
Alliance Financial Corp.	49	1
Penns Woods Bancorp Inc.	40	1
* MPG Office Trust Inc.	506	1
Peoples Bancorp Inc.	111	1
Capital City Bank Group Inc.	125	1
GAMCO Investors Inc.	29	1
First Bancorp Inc.	92	1
* Netspend Holdings Inc.	158	1
Kansas City Life Insurance Co.	44	1
GFI Group Inc.	292	1
American National Bankshares Inc.	65	1
* Hanmi Financial Corp.	1,079	1
ESB Financial Corp.	112	1
THL Credit Inc.	95	1
* Meridian Interstate Bancorp Inc.	96	1
West Bancorporation Inc.	164	1
Merchants Bancshares Inc.	50	1
* Virginia Commerce Bancorp Inc.	215	1
ViewPoint Financial Group	95	1
Rockville Financial Inc.	130	1
* Thomas Properties Group Inc.	371	1
Golub Capital BDC Inc.	78	1
* Home Bancorp Inc.	80	1
Peapack Gladstone Financial Corp.	93	1
* Ezcorp Inc. Class A	36	1
Clifton Savings Bancorp Inc.	105	1
* Solar Senior Capital Ltd.	63	1
* First BanCorp	223	1
Sierra Bancorp	102	1
* BofI Holding Inc.	74	1
* Marlin Business Services Corp.	90	1
* HFF Inc. Class A	68	1
Midsouth Bancorp Inc.	79	1
Suffolk Bancorp	72	1
Cohen & Steers Inc.	36	1
* First Marblehead Corp.	584	1
UMH Properties Inc.	104	1
JMP Group Inc.	145	1
Medley Capital Corp.	87	1
* Encore Bancshares Inc.	85	1
EMC Insurance Group Inc.	51	1
* Flagstar Bancorp Inc.	706	1
MidWestOne Financial Group Inc.	73	1
Universal Insurance Holdings Inc.	182	1
* Taylor Capital Group Inc.	101	1

Bridge Bancorp Inc.	44	1
* Gleacher & Co. Inc.	416	1
Roma Financial Corp.	85	1
Century Bancorp Inc. Class A	36	1
* Imperial Holdings Inc.	90	1
Saul Centers Inc.	22	1
* Hallmark Financial Services	122	1
Asta Funding Inc.	111	1
* Primus Guaranty Ltd.	171	1
* Penson Worldwide Inc.	215	1
Fox Chase Bancorp Inc.	57	1
* Walker & Dunlop Inc.	52	1
* Asset Acceptance Capital Corp.	158	1
* Fortegra Financial Corp.	50	—
* NASB Financial Inc.	37	—
* Doral Financial Corp.	199	—
Artio Global Investors Inc. Class A	28	—
First South Bancorp Inc.	87	—
Kaiser Federal Financial Group Inc.	29	—
* Gain Capital Holdings Inc.	59	—
* Green Bankshares Inc.	125	—
Evercore Partners Inc. Class A	9	—
California First National Bancorp	20	—
* CompuCredit Holdings Corp.	68	—
Porter Bancorp Inc.	39	—
* Virtus Investment Partners Inc.	4	—
* Waterstone Financial Inc.	75	—
Epoch Holding Corp.	11	—
Westwood Holdings Group Inc.	5	—
Heritage Financial Group Inc.	15	—
* Kennedy-Wilson Holdings Inc.	14	—
Diamond Hill Investment Group Inc.	2	—
Life Partners Holdings Inc.	10	—
* Rodman & Renshaw Capital Group Inc.	17	—
		2,387
Health Care (6.0%)
* AMERIGROUP Corp.	468	33
* Healthspring Inc.	703	31
Medicis Pharmaceutical Corp. Class A	627	24
* WellCare Health Plans Inc.	444	22
* Magellan Health Services Inc.	347	18
* Centene Corp.	516	18
* Viropharma Inc.	809	16
* Alkermes Inc.	722	13
* Par Pharmaceutical Cos. Inc.	365	13
Invacare Corp.	289	10
* CONMED Corp.	308	9
* Amsurg Corp. Class A	326	8
* RehabCare Group Inc.	215	8
* Greatbatch Inc.	245	7
* Exelixis Inc.	609	7
* Healthways Inc.	360	6
* Gentiva Health Services Inc.	212	5
* Select Medical Holdings Corp.	530	5
Owens & Minor Inc.	140	5
* Medicines Co.	252	5
* Triple-S Management Corp. Class B	214	5

National Healthcare Corp.	95	5
* Angiodynamics Inc.	261	4
* Affymetrix Inc.	670	4
* ICU Medical Inc.	94	4
* Symmetry Medical Inc.	379	4
* Syneron Medical Ltd.	285	4
Assisted Living Concepts Inc. Class A	104	4
* Hanger Orthopedic Group Inc.	135	3
Cantel Medical Corp.	136	3
* Universal American Corp.	337	3
* Medcath Corp.	216	3
* Molina Healthcare Inc.	102	3
* Capital Senior Living Corp.	285	3
* Sun Healthcare Group Inc.	262	3
* Five Star Quality Care Inc.	333	3
* Cross Country Healthcare Inc.	327	3
* PharMerica Corp.	199	2
* Skilled Healthcare Group Inc.	209	2
* Wright Medical Group Inc.	151	2
* Lexicon Pharmaceuticals Inc.	1,380	2
* Kendle International Inc.	148	2
Analogic Corp.	39	2
* American Dental Partners Inc.	156	2
* Impax Laboratories Inc.	70	2
* SuperGen Inc.	553	2
* Enzon Pharmaceuticals Inc.	172	2
* AMN Healthcare Services Inc.	205	2
* RTI Biologics Inc.	544	2
* Healthsouth Corp.	56	2
Maxygen Inc.	297	2
* CryoLife Inc.	273	2
* Cambrex Corp.	309	2
* TomoTherapy Inc.	338	2
* Medical Action Industries Inc.	151	2
* Solta Medical Inc.	441	1
* Cynosure Inc. Class A	102	1
* Chindex International Inc.	84	1
* Albany Molecular Research Inc.	249	1
* Cutera Inc.	133	1
* Palomar Medical Technologies Inc.	82	1
STERIS Corp.	32	1
* Allied Healthcare International Inc.	443	1
* SurModics Inc.	77	1
Young Innovations Inc.	39	1
* CardioNet Inc.	191	1
* BioScrip Inc.	110	1
* ExamWorks Group Inc.	31	1
* Vital Images Inc.	42	1
* Progenics Pharmaceuticals Inc.	85	1
* Merit Medical Systems Inc.	35	1
* Cornerstone Therapeutics Inc.	83	1
* DynaVox Inc. Class A	87	1
* Exactech Inc.	28	1
* Sucampo Pharmaceuticals Inc. Class A	110	1
* Alphatec Holdings Inc.	119	—
* Caraco Pharmaceutical Laboratories Ltd.	83	—
* Lannett Co. Inc.	77	—
* Continucare Corp.	76	—

* NxStage Medical Inc.	19	—
* Endocyte Inc.	29	—
* Emergent Biosolutions Inc.	13	—
* Infinity Pharmaceuticals Inc.	45	—
* ePocrates Inc.	14	—
* Hi-Tech Pharmacal Co. Inc.	10	—
* Jazz Pharmaceuticals Inc.	9	—
* Inovio Pharmaceuticals Inc.	339	—
Ensign Group Inc.	8	—
* Pacific Biosciences of California Inc.	19	—
* Fluidigm Corp.	13	—
* Nymox Pharmaceutical Corp.	23	—
* Furiex Pharmaceuticals Inc.	11	—
* Transcept Pharmaceuticals Inc.	14	—
* Rochester Medical Corp.	16	—
US Physical Therapy Inc.	6	—
* Aegerion Pharmaceuticals Inc.	8	—
* Enzo Biochem Inc.	37	—
* Complete Genomics Inc.	8	—
* PDI Inc.	18	—
* Anacor Pharmaceuticals Inc.	16	—
* NuPathe Inc.	8	—
* Zogenix Inc.	14	—
* BG Medicine Inc.	8	—
* Cytokinetics Inc.	39	—
		380
Industrials (13.8%)
* Alaska Air Group Inc.	351	24
* Esterline Technologies Corp.	310	23
* EMCOR Group Inc.	682	21
* Moog Inc. Class A	472	19
Robbins & Myers Inc.	401	18
Brady Corp. Class A	508	18
* United Rentals Inc.	628	17
* Atlas Air Worldwide Holdings Inc.	270	17
Triumph Group Inc.	174	16
Curtiss-Wright Corp.	477	16
* JetBlue Airways Corp.	2,498	15
* US Airways Group Inc.	1,654	15
* Chart Industries Inc.	302	15
* Teledyne Technologies Inc.	276	14
* EnerSys	363	13
Mueller Industries Inc.	344	13
NorthWestern Corp.	381	13
* Ceradyne Inc.	268	12
* MasTec Inc.	559	12
AAR Corp.	411	11
* Mobile Mini Inc.	467	11
ESCO Technologies Inc.	279	10
Granite Construction Inc.	368	10
Titan International Inc.	368	10
Watts Water Technologies Inc. Class A	280	10
* Korn/Ferry International	457	10
Werner Enterprises Inc.	388	10
ABM Industries Inc.	399	9
Skywest Inc.	549	8
* SYKES Enterprises Inc.	386	8

* Amerco Inc.	90	8
Unifirst Corp.	149	8
* Astec Industries Inc.	209	8
Steelcase Inc. Class A	714	8
CIRCOR International Inc.	170	8
* Geo Group Inc.	288	7
United Stationers Inc.	94	7
* RSC Holdings Inc.	519	7
* Wabash National Corp.	717	7
Seaboard Corp.	3	7
* Orbital Sciences Corp.	358	7
* Rush Enterprises Inc. Class A	336	7
Aircastle Ltd.	535	7
Arkansas Best Corp.	267	7
Ameron International Corp.	97	7
Albany International Corp.	234	6
Quanex Building Products Corp.	316	6
* Dycom Industries Inc.	366	6
G&K Services Inc. Class A	196	6
* Layne Christensen Co.	206	6
Universal Forest Products Inc.	204	6
* Interline Brands Inc.	317	6
* Greenbrier Cos. Inc.	224	6
* EnPro Industries Inc.	126	6
Tutor Perini Corp.	281	6
* Griffon Corp.	472	5
* SFN Group Inc.	474	5
TAL International Group Inc.	146	5
Cubic Corp.	95	5
* Huron Consulting Group Inc.	159	5
* ACCO Brands Corp.	578	5
EnergySolutions Inc.	933	5
Encore Wire Corp.	195	5
Tredegar Corp.	239	5
Kaman Corp.	127	5
* Kelly Services Inc. Class A	249	4
Federal Signal Corp.	656	4
* Team Inc.	185	4
* Air Transport Services Group Inc.	571	4
Viad Corp.	188	4
* H&E Equipment Services Inc.	292	4
McGrath Rentcorp	149	4
Briggs & Stratton Corp.	200	4
* Gibraltar Industries Inc.	319	4
Comfort Systems USA Inc.	401	4
Ennis Inc.	217	4
* Navigant Consulting Inc.	410	4
* MYR Group Inc.	179	4
* Commercial Vehicle Group Inc.	258	4
* Columbus McKinnon Corp.	202	4
Apogee Enterprises Inc.	296	4
Cascade Corp.	96	4
LB Foster Co. Class A	107	4
* RailAmerica Inc.	244	4
* On Assignment Inc.	343	4
* Hexcel Corp.	182	4
* GenCorp Inc.	577	4
* Force Protection Inc.	741	4

Standex International Corp.	107	4
Heidrick & Struggles International Inc.	169	4
* FreightCar America Inc.	126	3
* Powell Industries Inc.	93	3
* American Reprographics Co.	333	3
Marten Transport Ltd.	137	3
* ICF International Inc.	118	3
* Kratos Defense & Security Solutions Inc.	239	3
* Titan Machinery Inc.	108	3
* Kadant Inc.	96	3
Mine Safety Appliances Co.	74	3
* CRA International Inc.	96	3
* Saia Inc.	167	3
Twin Disc Inc.	77	3
* Northwest Pipe Co.	97	3
Multi-Color Corp.	112	3
* TrueBlue Inc.	171	2
* Republic Airways Holdings Inc.	504	2
Great Lakes Dredge & Dock Corp.	401	2
Primoris Services Corp.	191	2
* Generac Holdings Inc.	130	2
Insteel Industries Inc.	175	2
* Genco Shipping & Trading Ltd.	299	2
* American Railcar Industries Inc.	99	2
Brink's Co.	79	2
* Metalico Inc.	396	2
* Hawaiian Holdings Inc.	416	2
* Sterling Construction Co. Inc.	170	2
* M&F Worldwide Corp.	106	2
Kimball International Inc. Class B	330	2
Ducommun Inc.	110	2
* Lydall Inc.	180	2
* Tecumseh Products Co. Class A	195	2
* LMI Aerospace Inc.	93	2
* School Specialty Inc.	128	2
Ampco-Pittsburgh Corp.	81	2
* Michael Baker Corp.	73	2
* Dolan Co.	181	2
Aceto Corp.	268	2
* Eagle Bulk Shipping Inc.	655	2
SeaCube Container Leasing Ltd.	103	2
Miller Industries Inc.	107	2
Dynamic Materials Corp.	80	2
American Woodmark Corp.	88	2
Douglas Dynamics Inc.	113	2
Met-Pro Corp.	144	2
Alamo Group Inc.	64	2
* Old Dominion Freight Line Inc.	43	2
CDI Corp.	114	2
Barnes Group Inc.	66	2
* Fuel Tech Inc.	188	2
* CAI International Inc.	66	2
* Pike Electric Corp.	173	2
* GP Strategies Corp.	111	2
LSI Industries Inc.	200	1
Preformed Line Products Co.	21	1
* Insituform Technologies Inc. Class A	58	1
CLARCOR Inc.	34	1

* Excel Maritime Carriers Ltd. Class A	420	1
International Shipholding Corp.	59	1
* Broadwind Energy Inc.	728	1
* CBIZ Inc.	165	1
* Celadon Group Inc.	88	1
Courier Corp.	108	1
* Ultrapetrol Bahamas Ltd.	233	1
AO Smith Corp.	27	1
Baltic Trading Ltd.	172	1
* Universal Truckload Services Inc.	62	1
* USA Truck Inc.	83	1
* Builders FirstSource Inc.	402	1
* Hill International Inc.	208	1
* Pinnacle Airlines Corp.	196	1
* Patriot Transportation Holding Inc.	42	1
Franklin Electric Co. Inc.	20	1
Deluxe Corp.	34	1
* Quality Distribution Inc.	70	1
Lawson Products Inc.	43	1
Simpson Manufacturing Co. Inc.	26	1
* Roadrunner Transportation Systems Inc.	44	1
* Ameresco Inc. Class A	45	1
* Argan Inc.	67	1
VSE Corp.	21	1
* Higher One Holdings Inc.	35	1
* PAM Transportation Services Inc.	48	1
NACCO Industries Inc. Class A	5	—
* United Capital Corp.	18	—
Mueller Water Products Inc. Class A	107	—
* LaBarge Inc.	22	—
Barrett Business Services Inc.	25	—
Horizon Lines Inc. Class A	321	—
AZZ Inc.	8	—
* Exponent Inc.	8	—
* PGT Inc.	140	—
* Furmanite Corp.	43	—
* Advanced Battery Technologies Inc.	216	—
* Hoku Corp.	164	—
* Keyw Holding Corp.	26	—
* Xerium Technologies Inc.	14	—
* Flow International Corp.	70	—
Schawk Inc. Class A	16	—
US Ecology Inc.	13	—
* Astronics Corp.	7	—
* Energy Recovery Inc.	48	—
* Coleman Cable Inc.	5	—
Compx International Inc.	3	—
		886
Information Technology (9.3%)
* CACI International Inc. Class A	292	19
* SRA International Inc. Class A	416	13
Fair Isaac Corp.	440	13
* JDA Software Group Inc.	377	12
* Arris Group Inc.	1,065	12
* Microsemi Corp.	535	12
* Digital River Inc.	361	12
* Cymer Inc.	240	11

* FEI Co.	292	11
* Take-Two Interactive Software Inc.	674	11
* TTM Technologies Inc.	647	11
* Benchmark Electronics Inc.	606	10
* Scansource Inc.	283	10
Anixter International Inc.	148	10
* Viasat Inc.	222	10
* Cabot Microelectronics Corp.	193	10
* L-1 Identity Solutions Inc.	810	9
Earthlink Inc.	1,138	9
* Euronet Worldwide Inc.	517	9
* Mentor Graphics Corp.	664	9
* Entegris Inc.	946	9
* Electronics for Imaging Inc.	477	9
* Emulex Corp.	908	8
MKS Instruments Inc.	308	8
* SYNNEX Corp.	237	8
* Unisys Corp.	267	7
* Harmonic Inc.	929	7
* Powerwave Technologies Inc.	1,759	7
* Insight Enterprises Inc.	373	6
Black Box Corp.	185	6
* ATMI Inc.	313	6
* Rofin-Sinar Technologies Inc.	162	6
* Measurement Specialties Inc.	153	6
* Tekelec	625	6
* Photronics Inc.	563	6
* Silicon Graphics International Corp.	302	5
* Avid Technology Inc.	306	5
* FormFactor Inc.	527	5
* Rogers Corp.	111	5
* Mercury Computer Systems Inc.	266	5
* Sycamore Networks Inc.	204	5
* Integrated Device Technology Inc.	583	5
* Newport Corp.	268	5
Comtech Telecommunications Corp.	175	5
EPIQ Systems Inc.	321	5
* Electro Scientific Industries Inc.	265	5
* Coherent Inc.	83	5
* Omnivision Technologies Inc.	130	5
* Checkpoint Systems Inc.	252	5
* Internap Network Services Corp.	546	5
United Online Inc.	721	4
* Standard Microsystems Corp.	163	4
* j2 Global Communications Inc.	146	4
* Zoran Corp.	487	4
* Ciber Inc.	657	4
* EMS Technologies Inc.	153	4
* S1 Corp.	546	4
* Tessera Technologies Inc.	223	4
* CSG Systems International Inc.	191	4
* ValueClick Inc.	189	3
* RealNetworks Inc.	883	3
* Brooks Automation Inc.	283	3
* Globecomm Systems Inc.	213	3
Daktronics Inc.	288	3
Cognex Corp.	87	3
* Infospace Inc.	330	3

* Imation Corp.	314	3
* Aviat Networks Inc.	629	3
Electro Rent Corp.	174	3
Cohu Inc.	201	3
* Symmetricom Inc.	463	3
CTS Corp.	254	3
* Digi International Inc.	220	3
* Gerber Scientific Inc.	265	3
* Intermec Inc.	209	3
* Sigma Designs Inc.	279	3
Park Electrochemical Corp.	83	3
Keynote Systems Inc.	117	2
* Oplink Communications Inc.	132	2
* UTStarcom Inc.	1,233	2
* Anaren Inc.	138	2
* Extreme Networks	688	2
* Kopin Corp.	438	2
* RealD Inc.	82	2
* Zygo Corp.	156	2
* Pericom Semiconductor Corp.	236	2
* Advanced Analogic Technologies Inc.	360	2
* Exar Corp.	338	2
* Advanced Energy Industries Inc.	142	2
ModusLink Global Solutions Inc.	440	2
* SMART Modular Technologies WWH Inc.	224	2
* Integral Systems Inc.	173	2
Bel Fuse Inc. Class B	104	2
* DSP Group Inc.	244	2
Littelfuse Inc.	33	2
Methode Electronics Inc.	165	2
* Accelrys Inc.	272	2
* THQ Inc.	447	2
* Axcelis Technologies Inc.	1,003	2
* OSI Systems Inc.	44	2
* Seachange International Inc.	154	2
* Intevac Inc.	144	2
* X-Rite Inc.	352	2
* Spectrum Control Inc.	83	2
Marchex Inc. Class B	204	2
* Novatel Wireless Inc.	296	2
* DealerTrack Holdings Inc.	68	2
* AXT Inc.	192	2
* Ultratech Inc.	49	2
* Knot Inc.	147	2
Richardson Electronics Ltd.	109	1
Rimage Corp.	100	1
* Silicon Image Inc.	191	1
* TeleCommunication Systems Inc. Class A	282	1
* PC-Tel Inc.	201	1
* Cray Inc.	214	1
* Quest Software Inc.	59	1
* Opnext Inc.	457	1
* Virtusa Corp.	65	1
* IXYS Corp.	93	1
* Sonus Networks Inc.	386	1
* Agilysys Inc.	177	1
* QLIK Technologies Inc.	34	1
* RealPage Inc.	36	1

* ePlus Inc.	38	1
Mantech International Corp. Class A	20	1
* PC Connection Inc.	100	1
* Perficient Inc.	78	1
* CDC Corp. Class A	312	1
* FalconStor Software Inc.	171	1
* BroadSoft Inc.	19	1
* Fabrinet	31	1
* Computer Task Group Inc.	51	1
* Alpha & Omega Semiconductor Ltd.	48	1
* Trident Microsystems Inc.	684	1
* VASCO Data Security International Inc.	55	1
* Online Resources Corp.	187	1
* Quantum Corp.	201	1
* Hutchinson Technology Inc.	246	1
* Radisys Corp.	69	1
* Anadigics Inc.	182	1
* BigBand Networks Inc.	282	1
* IntraLinks Holdings Inc.	28	1
* Hackett Group Inc.	112	1
* Energy Conversion Devices Inc.	382	1
* Ceva Inc.	15	1
* Infinera Corp.	70	—
* Limelight Networks Inc.	86	—
* Inphi Corp.	22	—
* Ikanos Communications Inc.	276	—
* GSI Technology Inc.	59	—
* TechTarget Inc.	50	—
* Tier Technologies Inc. Class B	76	—
* MoneyGram International Inc.	93	—
* NeoPhotonics Corp.	33	—
* TeleTech Holdings Inc.	17	—
* Demand Media Inc.	20	—
* Envestnet Inc.	20	—
* Multi-Fineline Electronix Inc.	14	—
* Viasystems Group Inc.	12	—
* Integrated Silicon Solution Inc.	28	—
Tessco Technologies Inc.	22	—
* Mediamind Technologies Inc.	14	—
* Evergreen Solar Inc.	339	—
* Rudolph Technologies Inc.	20	—
* Calix Inc.	10	—
* Smith Micro Software Inc.	39	—
* Global Cash Access Holdings Inc.	60	—
* Motricity Inc.	14	—
* Deltek Inc.	13	—
* Stream Global Services Inc.	12	—
		595
Materials (6.5%)
* WR Grace & Co.	631	30
* Hecla Mining Co.	2,890	25
* Coeur d'Alene Mines Corp.	847	23
Rock-Tenn Co. Class A	267	20
Sensient Technologies Corp.	515	20
* Thompson Creek Metals Co. Inc.	1,505	16
Minerals Technologies Inc.	180	12
* OM Group Inc.	325	12

Westlake Chemical Corp.	207	12
Silgan Holdings Inc.	258	12
* Louisiana-Pacific Corp.	1,318	11
* Century Aluminum Co.	672	11
HB Fuller Co.	480	11
Buckeye Technologies Inc.	414	11
* RTI International Metals Inc.	275	10
* Georgia Gulf Corp.	356	10
* Molycorp Inc.	150	10
Texas Industries Inc.	219	9
Boise Inc.	1,024	9
Kaiser Aluminum Corp.	160	8
Olin Corp.	348	8
A Schulman Inc.	315	8
* Materion Corp.	197	8
Innophos Holdings Inc.	168	8
PH Glatfelter Co.	483	7
* Rockwood Holdings Inc.	141	7
* Graphic Packaging Holding Co.	1,304	7
* Ferro Corp.	510	7
* KapStone Paper and Packaging Corp.	403	7
Haynes International Inc.	112	6
* Horsehead Holding Corp.	434	6
Worthington Industries Inc.	235	5
PolyOne Corp.	294	4
Myers Industries Inc.	372	4
* Graham Packaging Co. Inc.	167	4
Arch Chemicals Inc.	94	3
* AM Castle & Co.	176	3
* Zoltek Cos. Inc.	293	3
Wausau Paper Corp.	448	3
Olympic Steel Inc.	96	3
* TPC Group Inc.	73	3
* Universal Stainless & Alloy	71	3
American Vanguard Corp.	214	3
* Headwaters Inc.	636	2
* Clearwater Paper Corp.	32	2
Neenah Paper Inc.	79	2
* US Energy Corp. Wyoming	282	1
Quaker Chemical Corp.	32	1
* Landec Corp.	233	1
* Spartech Corp.	175	1
NL Industries Inc.	49	1
* Metals USA Holdings Corp.	57	1
* AEP Industries Inc.	26	1
* Kraton Performance Polymers Inc.	18	1
Hawkins Inc.	15	1
KMG Chemicals Inc.	9	—
		417
Telecommunication Services (0.6%)
* General Communication Inc. Class A	428	5
* Cincinnati Bell Inc.	1,521	5
* Premiere Global Services Inc.	542	5
IDT Corp. Class B	149	5
* Global Crossing Ltd.	125	4
* Iridium Communications Inc.	359	3
* Vonage Holdings Corp.	650	3

* Hughes Communications Inc.	36	2
* PAETEC Holding Corp.	421	2
USA Mobility Inc.	99	2
Consolidated Communications Holdings Inc.	60	1
* ICO Global Communications Holdings Ltd.	384	1
* FiberTower Corp.	527	1
* Globalstar Inc.	736	1
Shenandoah Telecommunications Co.	14	—
Atlantic Tele-Network Inc.	6	—
		40
Utilities (6.1%)
Nicor Inc.	468	26
Piedmont Natural Gas Co. Inc.	749	24
Cleco Corp.	624	22
WGL Holdings Inc.	527	21
Portland General Electric Co.	783	20
New Jersey Resources Corp.	430	20
IDACORP Inc.	500	20
Southwest Gas Corp.	472	18
UIL Holdings Corp.	526	17
PNM Resources Inc.	901	15
South Jersey Industries Inc.	259	14
* El Paso Electric Co.	461	14
Avista Corp.	571	14
Unisource Energy Corp.	375	14
Allete Inc.	323	13
Black Hills Corp.	407	13
Northwest Natural Gas Co.	279	13
MGE Energy Inc.	244	10
CH Energy Group Inc.	167	9
Laclede Group Inc.	235	9
Empire District Electric Co.	423	8
California Water Service Group	208	8
Otter Tail Corp.	358	8
American States Water Co.	196	7
* Dynegy Inc. Class A	1,081	7
Central Vermont Public Service Corp.	137	5
Chesapeake Utilities Corp.	100	4
SJW Corp.	137	3
Middlesex Water Co.	161	3
Unitil Corp.	115	3
York Water Co.	133	2
Connecticut Water Service Inc.	90	2
Consolidated Water Co. Ltd.	153	1
Artesian Resources Corp. Class A	67	1
* American DG Energy Inc.	49	—
		388
Total Common Stocks (Cost $5,349)		6,449

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $1)	0.155%	1,335	1

Total Investments (100.6%) (Cost $5,350)			6,450
Other Assets and Liabilities-Net (-0.6%)			(41)
Net Assets (100%)			6,409

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $5,350,000. Net unrealized appreciation of investment securities for tax purposes was $1,100,000, consisting of unrealized gains of $1,221,000 on securities that had risen in value since their purchase and $121,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (16.5%)
* Deckers Outdoor Corp.	2,352	214
Polaris Industries Inc.	1,893	209
Sotheby's	4,087	174
* Tenneco Inc.	3,642	152
* Warnaco Group Inc.	2,708	149
* Dana Holding Corp.	7,894	143
* Under Armour Inc. Class A	2,145	140
* CROCS Inc.	5,231	119
Wolverine World Wide Inc.	3,024	118
* Cheesecake Factory Inc.	3,683	117
Brunswick Corp.	5,397	117
* Carter's Inc.	3,622	115
* Ascena Retail Group Inc.	3,403	114
* Ulta Salon Cosmetics & Fragrance Inc.	1,914	107
* Shutterfly Inc.	1,734	105
* Coinstar Inc.	1,934	103
* JOS A Bank Clothiers Inc.	1,679	96
* ANN Inc.	3,313	93
Pool Corp.	3,021	91
Cooper Tire & Rubber Co.	3,733	90
* Valassis Communications Inc.	3,038	88
* Sally Beauty Holdings Inc.	5,207	87
* HSN Inc.	2,368	83
* Steven Madden Ltd.	1,495	83
* Life Time Fitness Inc.	2,258	83
* Pier 1 Imports Inc.	6,374	76
* DSW Inc. Class A	1,475	74
* Hibbett Sports Inc.	1,756	73
Matthews International Corp. Class A	1,842	72
* Childrens Place Retail Stores Inc.	1,429	72
* BJ's Restaurants Inc.	1,371	70
* Buffalo Wild Wings Inc.	1,107	69
Arbitron Inc.	1,623	69
* Jack in the Box Inc.	2,919	65
Buckle Inc.	1,512	65
Cracker Barrel Old Country Store Inc.	1,350	64
Texas Roadhouse Inc. Class A	3,501	60
* DineEquity Inc.	1,093	59
Monro Muffler Brake Inc.	1,816	59
National CineMedia Inc.	3,231	58
PF Chang's China Bistro Inc.	1,412	57
* Timberland Co. Class A	1,686	55
* Eastman Kodak Co.	16,379	55
* K12 Inc.	1,532	53
CEC Entertainment Inc.	1,252	51
* 99 Cents Only Stores	2,399	50
* American Public Education Inc.	1,121	49
* Capella Education Co.	959	46
* Select Comfort Corp.	2,831	46

Cato Corp. Class A	1,698	46
* True Religion Apparel Inc.	1,550	46
* iRobot Corp.	1,348	45
* Steiner Leisure Ltd.	905	45
* Belo Corp. Class A	5,560	44
* Sonic Corp.	3,730	43
* American Axle & Manufacturing Holdings Inc.	3,659	42
* Maidenform Brands Inc.	1,398	42
* G-III Apparel Group Ltd.	940	40
* Collective Brands Inc.	2,566	40
* Vitamin Shoppe Inc.	973	40
* Skechers U.S.A. Inc. Class A	2,211	39
* Blue Nile Inc.	769	38
* Zumiez Inc.	1,253	38
* Liz Claiborne Inc.	5,762	38
* Lumber Liquidators Holdings Inc.	1,356	37
* Peet's Coffee & Tea Inc.	716	36
* Shuffle Master Inc.	3,267	36
* Interval Leisure Group Inc.	2,427	33
Oxford Industries Inc.	845	32
* Papa John's International Inc.	947	31
* Pre-Paid Legal Services Inc.	458	30
* Rue21 Inc.	895	30
* Krispy Kreme Doughnuts Inc.	3,560	30
* Asbury Automotive Group Inc.	1,770	30
Volcom Inc.	1,178	29
* Bridgepoint Education Inc.	1,189	28
* Vera Bradley Inc.	541	27
* Knology Inc.	1,703	27
* Dorman Products Inc.	691	26
Sturm Ruger & Co. Inc.	1,166	26
* Denny's Corp.	6,049	25
* Grand Canyon Education Inc.	1,889	24
Universal Technical Institute Inc.	1,284	23
* Fuel Systems Solutions Inc.	933	23
Nutrisystem Inc.	1,640	23
* Amerigon Inc.	1,318	22
* California Pizza Kitchen Inc.	1,178	22
* Drugstore.Com Inc.	5,657	22
Finish Line Inc. Class A	923	21
Penske Automotive Group Inc.	1,020	21
* AFC Enterprises Inc.	1,272	21
* Domino's Pizza Inc.	837	21
* Corinthian Colleges Inc.	5,373	21
Express Inc.	974	21
* Winnebago Industries Inc.	1,774	20
Ameristar Casinos Inc.	895	20
* Scientific Games Corp. Class A	2,015	20
* Wet Seal Inc. Class A	4,525	19
Harte-Hanks Inc.	2,362	19
Brown Shoe Co. Inc.	1,809	19
PetMed Express Inc.	1,402	18
* Talbots Inc.	3,737	18
* Lions Gate Entertainment Corp.	2,958	18
* OfficeMax Inc.	1,872	16
* Citi Trends Inc.	904	15
* Stoneridge Inc.	933	14
World Wrestling Entertainment Inc. Class A	1,284	13

* Kirkland's Inc.	1,021	13
* Overstock.com Inc.	896	13
Group 1 Automotive Inc.	330	13
Destination Maternity Corp.	608	13
Lincoln Educational Services Corp.	854	13
* hhgregg Inc.	803	12
Ethan Allen Interiors Inc.	516	12
* Smith & Wesson Holding Corp.	3,432	12
Big 5 Sporting Goods Corp.	1,248	12
* Rentrak Corp.	570	12
* Global Sources Ltd.	993	12
Drew Industries Inc.	432	11
* Exide Technologies	1,125	11
* Entercom Communications Corp. Class A	1,194	11
* McClatchy Co. Class A	3,635	11
* Bravo Brio Restaurant Group Inc.	478	11
Ambassadors Group Inc.	1,099	10
* Casual Male Retail Group Inc.	2,257	10
* Ruth's Hospitality Group Inc.	1,827	10
Cherokee Inc.	471	9
* K-Swiss Inc. Class A	813	9
HOT Topic Inc.	1,140	9
* Martha Stewart Living Omnimedia Class A	1,619	9
* Jamba Inc.	3,624	8
* America's Car-Mart Inc.	290	8
* Universal Electronics Inc.	313	8
* Systemax Inc.	548	8
* Leapfrog Enterprises Inc.	1,718	8
Superior Industries International Inc.	349	8
* Archipelago Learning Inc.	716	8
Christopher & Banks Corp.	1,224	7
* Carrols Restaurant Group Inc.	757	7
* Warner Music Group Corp.	843	7
* Coldwater Creek Inc.	3,682	7
* Genesco Inc.	148	7
Stein Mart Inc.	670	7
* ReachLocal Inc.	293	6
* Summer Infant Inc.	742	6
* Midas Inc.	869	6
* Entravision Communications Corp. Class A	2,962	6
RG Barry Corp.	515	6
* US Auto Parts Network Inc.	799	6
Winmark Corp.	147	6
* Tower International Inc.	309	5
* Body Central Corp.	213	5
Einstein Noah Restaurant Group Inc.	341	5
Sonic Automotive Inc. Class A	387	5
Weyco Group Inc.	207	5
* Ballantyne Strong Inc.	866	5
* Culp Inc.	540	5
Churchill Downs Inc.	110	5
* Caribou Coffee Co. Inc.	443	5
CPI Corp.	320	5
Lacrosse Footwear Inc.	286	4
Blyth Inc.	93	4
Standard Motor Products Inc.	278	4
* Morgans Hotel Group Co.	464	4
* Marine Products Corp.	606	4

* La-Z-Boy Inc.	343	4
American Greetings Corp. Class A	150	4
* Biglari Holdings Inc.	9	4
National American University Holdings Inc.	476	4
Learning Tree International Inc.	376	4
* Cavco Industries Inc.	79	3
* SuperMedia Inc.	781	3
* McCormick & Schmick's Seafood Restaurants Inc.	365	3
* Core-Mark Holding Co. Inc.	92	3
* Lee Enterprises Inc.	2,736	3
* Pinnacle Entertainment Inc.	222	3
* CKX Inc.	579	3
* Gordmans Stores Inc.	170	3
* Sealy Corp.	1,119	3
* Cambium Learning Group Inc.	867	3
* Orbitz Worldwide Inc.	1,203	3
* Shoe Carnival Inc.	100	3
Bon-Ton Stores Inc.	251	3
Bebe Stores Inc.	380	3
* Carmike Cinemas Inc.	342	3
Lithia Motors Inc. Class A	138	3
* Joe's Jeans Inc.	2,588	2
PRIMEDIA Inc.	306	2
* Westwood One Inc.	353	2
Sinclair Broadcast Group Inc. Class A	202	2
* Kenneth Cole Productions Inc. Class A	148	2
* Journal Communications Inc. Class A	341	2
* LodgeNet Interactive Corp.	472	2
Shiloh Industries Inc.	157	2
Summit Hotel Properties Inc.	149	2
Haverty Furniture Cos. Inc.	138	2
* Perry Ellis International Inc.	47	1
* Media General Inc. Class A	281	1
* Monarch Casino & Resort Inc.	147	1
Value Line Inc.	82	1
* Multimedia Games Holding Co. Inc.	197	1
* Cumulus Media Inc. Class A	134	1
* Beasley Broadcasting Group Inc. Class A	102	1
* Empire Resorts Inc.	795	—
* Nexstar Broadcasting Group Inc. Class A	65	—
* Vitacost.com Inc.	148	—
* Kid Brands Inc.	77	—
* LIN TV Corp. Class A	72	—
* Isle of Capri Casinos Inc.	36	—
* Crown Media Holdings Inc. Class A	152	—
* Delta Apparel Inc.	18	—
* New York & Co. Inc.	51	—
* Conn's Inc.	39	—
* Dex One Corp.	98	—
* American Apparel Inc.	134	—
* 1-800-Flowers.com Inc. Class A	45	—
* Princeton Review Inc.	584	—
		6,673
Consumer Staples (3.1%)
* United Natural Foods Inc.	2,925	128
Nu Skin Enterprises Inc. Class A	3,002	117
Diamond Foods Inc.	1,330	99

* Darling International Inc.	4,843	93
Lancaster Colony Corp.	1,180	72
Ruddick Corp.	1,399	61
Sanderson Farms Inc.	1,235	54
Pricesmart Inc.	963	45
* Boston Beer Co. Inc. Class A	528	44
J&J Snack Foods Corp.	819	42
WD-40 Co.	960	41
Tootsie Roll Industries Inc.	1,365	40
Casey's General Stores Inc.	885	37
Vector Group Ltd.	1,826	35
* Heckmann Corp.	5,696	34
Snyders-Lance Inc.	1,576	33
* Star Scientific Inc.	5,878	31
B&G Foods Inc. Class A	1,609	30
Cal-Maine Foods Inc.	776	23
* Medifast Inc.	823	22
Inter Parfums Inc.	872	19
Coca-Cola Bottling Co. Consolidated	256	17
Calavo Growers Inc.	670	15
* Synutra International Inc.	1,164	13
* Fresh Market Inc.	311	13
* USANA Health Sciences Inc.	369	11
Limoneira Co.	495	10
National Beverage Corp.	679	10
* Smart Balance Inc.	1,669	9
Arden Group Inc.	74	7
* Nature's Sunshine Products Inc.	464	7
* Pilgrim's Pride Corp.	1,302	6
* Revlon Inc. Class A	320	6
Female Health Co.	1,087	5
Village Super Market Inc. Class A	184	5
* Primo Water Corp.	329	5
* Lifeway Foods Inc.	296	3
* Rite Aid Corp.	2,583	3
* Pantry Inc.	104	2
Alico Inc.	76	2
Schiff Nutrition International Inc.	193	2
Oil-Dri Corp. of America	55	1
* Susser Holdings Corp.	72	1
Bridgford Foods Corp.	56	—
MGP Ingredients Inc.	53	—
Farmer Bros Co.	12	—
		1,253
Energy (5.4%)
* Brigham Exploration Co.	7,078	220
CARBO Ceramics Inc.	1,160	174
Lufkin Industries Inc.	1,825	166
* Energy XXI Bermuda Ltd.	4,489	154
* Dril-Quip Inc.	2,070	154
* McMoRan Exploration Co.	5,826	107
* Rosetta Resources Inc.	1,970	97
World Fuel Services Corp.	2,300	84
* Carrizo Oil & Gas Inc.	2,133	82
* ION Geophysical Corp.	7,743	78
* Kodiak Oil & Gas Corp.	10,269	70
RPC Inc.	2,639	67

* Northern Oil and Gas Inc.	3,287	66
* Gulfport Energy Corp.	1,756	52
Apco Oil and Gas International Inc.	557	49
* Oasis Petroleum Inc.	1,458	44
* Clean Energy Fuels Corp.	2,791	40
* Magnum Hunter Resources Corp.	5,446	39
* James River Coal Co.	1,743	38
Contango Oil & Gas Co.	472	29
* Endeavour International Corp.	1,958	28
* FX Energy Inc.	3,135	27
* Clayton Williams Energy Inc.	323	24
* OYO Geospace Corp.	232	21
Houston American Energy Corp.	1,099	20
* TransAtlantic Petroleum Ltd.	8,976	20
* Callon Petroleum Co.	2,318	17
Targa Resources Corp.	442	15
* Cheniere Energy Inc.	1,264	15
* Rentech Inc.	13,146	14
Panhandle Oil and Gas Inc. Class A	437	13
* Uranium Energy Corp.	3,693	12
* Scorpio Tankers Inc.	1,095	11
* Cloud Peak Energy Inc.	389	8
* Solazyme Inc.	350	8
* Key Energy Services Inc.	444	8
* Abraxas Petroleum Corp.	1,782	8
* Syntroleum Corp.	4,225	8
* Evolution Petroleum Corp.	900	7
* Tetra Technologies Inc.	503	7
* Petroquest Energy Inc.	774	6
* L&L Energy Inc.	1,141	6
* BPZ Resources Inc.	1,407	6
* Stone Energy Corp.	187	6
* Amyris Inc.	191	6
* RAM Energy Resources Inc.	3,101	5
* Isramco Inc.	71	5
* Venoco Inc.	307	5
* CAMAC Energy Inc.	3,125	4
Golar LNG Ltd.	138	4
* Rex Energy Corp.	325	4
* Resolute Energy Corp.	224	4
* Newpark Resources Inc.	375	4
W&T Offshore Inc.	130	3
* Matrix Service Co.	250	3
* Gevo Inc.	153	3
* Warren Resources Inc.	687	3
* Vaalco Energy Inc.	364	3
Hallador Energy Co.	210	2
* RigNet Inc.	79	1
		2,184
Financials (4.9%)
* Signature Bank	2,494	142
* Stifel Financial Corp.	2,828	114
Mid-America Apartment Communities Inc.	1,342	92
* Portfolio Recovery Associates Inc.	1,035	90
* Ezcorp Inc. Class A	2,609	86
Tanger Factory Outlet Centers	2,833	78
* First Cash Financial Services Inc.	1,837	77

Equity Lifestyle Properties Inc.	1,053	62
* Dollar Financial Corp.	2,603	59
optionsXpress Holdings Inc.	2,575	47
Home Properties Inc.	750	46
Potlatch Corp.	1,269	46
MarketAxess Holdings Inc.	1,686	40
Westamerica Bancorporation	792	40
EastGroup Properties Inc.	733	34
Washington Real Estate Investment Trust	977	34
BGC Partners Inc. Class A	4,050	34
Evercore Partners Inc. Class A	903	33
* World Acceptance Corp.	498	33
Alexander's Inc.	82	32
KBW Inc.	1,467	31
Cash America International Inc.	589	31
National Health Investors Inc.	639	30
First Financial Bankshares Inc.	559	30
Cohen & Steers Inc.	858	26
* Credit Acceptance Corp.	319	26
Tower Group Inc.	1,031	25
Omega Healthcare Investors Inc.	1,165	25
Duff & Phelps Corp. Class A	1,663	25
DuPont Fabros Technology Inc.	926	24
Associated Estates Realty Corp.	1,390	23
* FelCor Lodging Trust Inc.	3,688	23
Artio Global Investors Inc. Class A	1,531	21
* Financial Engines Inc.	837	21
* Encore Capital Group Inc.	587	19
* eHealth Inc.	1,354	18
Getty Realty Corp.	641	17
* Virtus Investment Partners Inc.	285	16
Universal Health Realty Income Trust	354	15
* Strategic Hotels & Resorts Inc.	2,125	14
* Kennedy-Wilson Holdings Inc.	1,188	14
Oritani Financial Corp.	1,041	13
PS Business Parks Inc.	220	13
Epoch Holding Corp.	741	12
Westwood Holdings Group Inc.	328	12
GAMCO Investors Inc.	257	12
* HFF Inc. Class A	691	11
Diamond Hill Investment Group Inc.	136	11
GFI Group Inc.	2,359	11
Crawford & Co. Class B	1,456	11
Acadia Realty Trust	497	10
Saul Centers Inc.	257	10
* Tejon Ranch Co.	270	10
LTC Properties Inc.	328	10
* CNO Financial Group Inc.	1,110	9
* Netspend Holdings Inc.	936	8
* Ladenburg Thalmann Financial Services Inc.	5,560	8
Equity One Inc.	371	7
* TradeStation Group Inc.	638	6
First American Financial Corp.	381	6
* Investors Bancorp Inc.	402	6
* Imperial Holdings Inc.	544	6
Bank of the Ozarks Inc.	108	5
* Gleacher & Co. Inc.	2,340	5
FXCM Inc. Class A	519	5

* Walker & Dunlop Inc.	350	5
American Assets Trust Inc.	185	4
ViewPoint Financial Group	316	4
Compass Diversified Holdings	230	4
Urstadt Biddle Properties Inc. Class A	181	4
Nelnet Inc. Class A	140	3
Pzena Investment Management Inc. Class A	467	3
Bridge Bancorp Inc.	128	3
SY Bancorp Inc.	107	3
Suffolk Bancorp	170	3
Advance America Cash Advance Centers Inc.	403	3
* Safeguard Scientifics Inc.	123	2
Life Partners Holdings Inc.	497	2
Campus Crest Communities Inc.	176	2
* Solar Senior Capital Ltd.	121	2
* Internet Capital Group Inc.	160	2
Coresite Realty Corp.	113	2
Medley Capital Corp.	168	2
Trustco Bank Corp. NY	244	1
Hudson Pacific Properties Inc.	84	1
* Gain Capital Holdings Inc.	210	1
MVC Capital Inc.	92	1
* Rodman & Renshaw Capital Group Inc.	883	1
* NewStar Financial Inc.	123	1
Arrow Financial Corp.	18	—
* Fortegra Financial Corp.	38	—
JMP Group Inc.	38	—
Heritage Financial Group Inc.	11	—
* CompuCredit Holdings Corp.	27	—
		1,969
Health Care (19.8%)
* Pharmasset Inc.	1,944	199
* Onyx Pharmaceuticals Inc.	3,819	162
* Catalyst Health Solutions Inc.	2,593	158
* Healthsouth Corp.	5,380	151
* Salix Pharmaceuticals Ltd.	3,475	139
* American Medical Systems Holdings Inc.	4,596	138
* Cubist Pharmaceuticals Inc.	3,560	137
* HMS Holdings Corp.	1,656	129
STERIS Corp.	3,429	124
* Cepheid Inc.	3,622	116
* Seattle Genetics Inc.	5,703	110
* Sirona Dental Systems Inc.	2,042	110
* InterMune Inc.	2,943	110
Owens & Minor Inc.	3,036	105
* Theravance Inc.	4,016	105
* Haemonetics Corp.	1,532	104
* PSS World Medical Inc.	3,486	102
Quality Systems Inc.	1,151	99
Masimo Corp.	3,165	97
* Volcano Corp.	3,065	96
* Incyte Corp. Ltd.	5,361	95
* athenahealth Inc.	2,121	95
West Pharmaceutical Services Inc.	2,028	94
* Impax Laboratories Inc.	3,413	92
* Parexel International Corp.	3,558	90
* Immucor Inc.	4,261	89

* Align Technology Inc.	3,613	89
* Bruker Corp.	4,428	87
Chemed Corp.	1,288	87
* NuVasive Inc.	2,387	81
* Zoll Medical Corp.	1,307	79
* Acorda Therapeutics Inc.	2,361	78
* Questcor Pharmaceuticals Inc.	3,356	77
* Ariad Pharmaceuticals Inc.	7,736	67
* Nektar Therapeutics	6,921	67
* Integra LifeSciences Holdings Corp.	1,282	66
* DexCom Inc.	4,079	64
* MWI Veterinary Supply Inc.	749	63
* Neogen Corp.	1,376	62
* MAKO Surgical Corp.	1,862	61
Meridian Bioscience Inc.	2,478	59
* Insulet Corp.	2,796	59
* Auxilium Pharmaceuticals Inc.	2,535	57
PDL BioPharma Inc.	8,517	57
* Arthrocare Corp.	1,644	56
* Immunogen Inc.	4,569	56
* Cyberonics Inc.	1,695	55
* Amedisys Inc.	1,741	55
* Momenta Pharmaceuticals Inc.	2,695	54
* Isis Pharmaceuticals Inc.	5,739	53
* IPC The Hospitalist Co. Inc.	990	50
* NPS Pharmaceuticals Inc.	5,230	50
* Medivation Inc.	2,074	50
* Exelixis Inc.	4,135	48
* Sequenom Inc.	6,026	48
* Luminex Corp.	2,285	48
* Orthofix International NV	1,074	44
* Vivus Inc.	4,930	43
* Abaxis Inc.	1,349	42
* HeartWare International Inc.	571	42
* Air Methods Corp.	681	42
* Merit Medical Systems Inc.	1,946	38
* MedAssets Inc.	2,624	38
* Targacept Inc.	1,666	38
Computer Programs & Systems Inc.	597	37
* Savient Pharmaceuticals Inc.	4,329	37
* Bio-Reference Labs Inc.	1,461	36
* ABIOMED Inc.	1,906	36
* Optimer Pharmaceuticals Inc.	2,455	36
* Micromet Inc.	5,542	34
* Medicines Co.	1,789	34
Landauer Inc.	572	34
* Sunrise Senior Living Inc.	3,406	34
* Geron Corp.	7,474	33
* Halozyme Therapeutics Inc.	4,783	32
* Emeritus Corp.	1,367	32
* SIGA Technologies Inc.	2,205	31
* Omnicell Inc.	1,984	31
* Spectrum Pharmaceuticals Inc.	3,171	30
Analogic Corp.	564	30
* Alkermes Inc.	1,608	29
* SonoSite Inc.	822	29
* Natus Medical Inc.	1,736	29
* Depomed Inc.	3,193	29

* AMERIGROUP Corp.	410	29
* NxStage Medical Inc.	1,545	29
* Emergent Biosolutions Inc.	1,157	29
* Jazz Pharmaceuticals Inc.	907	27
* Medidata Solutions Inc.	1,147	26
* Rigel Pharmaceuticals Inc.	3,168	26
* ZIOPHARM Oncology Inc.	3,633	26
* LHC Group Inc.	953	26
* AVANIR Pharmaceuticals Inc.	5,679	26
* Endologix Inc.	2,967	25
* Accuray Inc.	3,326	25
Ensign Group Inc.	828	25
* Neurocrine Biosciences Inc.	2,989	25
* OraSure Technologies Inc.	2,817	24
* Conceptus Inc.	1,892	24
* AMAG Pharmaceuticals Inc.	1,281	24
* Genomic Health Inc.	853	24
* Alnylam Pharmaceuticals Inc.	2,220	23
* Wright Medical Group Inc.	1,491	23
* Quidel Corp.	1,511	23
* Akorn Inc.	3,365	23
* Ardea Biosciences Inc.	909	23
* Opko Health Inc.	6,025	23
* Sangamo Biosciences Inc.	3,188	23
* Corvel Corp.	425	23
* Molina Healthcare Inc.	827	22
* Arqule Inc.	2,993	22
Pain Therapeutics Inc.	2,165	22
* Exact Sciences Corp.	2,808	21
* Team Health Holdings Inc.	935	21
* Hanger Orthopedic Group Inc.	808	20
* Rural/Metro Corp.	1,165	20
* Keryx Biopharmaceuticals Inc.	3,659	20
* Caliper Life Sciences Inc.	2,734	20
* Merge Healthcare Inc.	3,149	19
* eResearchTechnology Inc.	2,976	19
* Pharmacyclics Inc.	2,645	19
* Durect Corp.	5,290	19
* Cadence Pharmaceuticals Inc.	1,892	18
* Accretive Health Inc.	744	18
* Ironwood Pharmaceuticals Inc.	1,178	18
* Metabolix Inc.	2,014	18
* Biosante Pharmaceuticals Inc.	5,671	18
* Immunomedics Inc.	4,001	18
Atrion Corp.	95	18
* Curis Inc.	4,611	17
* Enzon Pharmaceuticals Inc.	1,648	17
* Inhibitex Inc.	3,674	17
* Vical Inc.	4,344	17
* MannKind Corp.	4,061	17
* MAP Pharmaceuticals Inc.	959	16
* Delcath Systems Inc.	2,661	16
* Dynavax Technologies Corp.	5,827	16
* Cytori Therapeutics Inc.	2,803	16
* Orthovita Inc.	4,064	16
* Hi-Tech Pharmacal Co. Inc.	551	15
* Almost Family Inc.	499	15
US Physical Therapy Inc.	582	15

* Transcend Services Inc.	557	15
* XenoPort Inc.	1,897	15
* Gentiva Health Services Inc.	594	15
* Unilife Corp.	2,950	14
America Service Group Inc.	549	14
* Nabi Biopharmaceuticals	2,589	14
* ExamWorks Group Inc.	542	14
* Vascular Solutions Inc.	1,021	13
* Dyax Corp.	5,955	13
* BioScrip Inc.	1,748	13
* Idenix Pharmaceuticals Inc.	2,815	13
* AVI BioPharma Inc.	8,251	13
* Novavax Inc.	5,511	13
* Sciclone Pharmaceuticals Inc.	2,272	13
* Chelsea Therapeutics International Ltd.	2,893	13
* Vanda Pharmaceuticals Inc.	1,701	13
* Ligand Pharmaceuticals Inc. Class B	1,195	13
* Staar Surgical Co.	2,126	13
* AVEO Pharmaceuticals Inc.	672	12
* Spectranetics Corp.	2,018	12
* Synovis Life Technologies Inc.	689	12
* Vital Images Inc.	639	12
* Metropolitan Health Networks Inc.	2,434	12
* Affymax Inc.	1,672	12
* Kensey Nash Corp.	447	12
* Arena Pharmaceuticals Inc.	8,156	12
* Zalicus Inc.	4,262	11
* Santarus Inc.	3,193	11
* Providence Service Corp.	788	11
* Allos Therapeutics Inc.	4,792	11
* Progenics Pharmaceuticals Inc.	1,232	10
* Sagent Pharmaceuticals Inc.	400	10
* IRIS International Inc.	990	10
* Antares Pharma Inc.	5,296	10
* Celldex Therapeutics Inc.	2,684	10
* Pacific Biosciences of California Inc.	816	10
* Corcept Therapeutics Inc.	1,896	9
* Palomar Medical Technologies Inc.	653	9
* Array Biopharma Inc.	3,422	9
* AMN Healthcare Services Inc.	1,056	9
* Alphatec Holdings Inc.	2,406	9
* BioMimetic Therapeutics Inc.	1,097	9
* SurModics Inc.	614	9
* PharMerica Corp.	718	9
* Synta Pharmaceuticals Corp.	1,549	9
* Peregrine Pharmaceuticals Inc.	4,138	9
* Obagi Medical Products Inc.	881	9
* Cerus Corp.	2,884	9
* Endocyte Inc.	706	8
* Pozen Inc.	1,620	8
* Nymox Pharmaceutical Corp.	994	8
* Biotime Inc.	1,547	8
* Furiex Pharmaceuticals Inc.	472	8
* Codexis Inc.	727	8
* Osiris Therapeutics Inc.	1,026	8
* Hansen Medical Inc.	2,591	7
* ICU Medical Inc.	169	7
* Enzo Biochem Inc.	1,816	7

* Alliance HealthCare Services Inc.	1,676	7
* Syneron Medical Ltd.	521	7
* Lexicon Pharmaceuticals Inc.	4,074	7
* Stereotaxis Inc.	1,898	7
* Exactech Inc.	348	7
* LCA-Vision Inc.	1,138	6
* Continucare Corp.	1,333	6
* CytRx Corp.	6,653	6
* BioCryst Pharmaceuticals Inc.	1,760	6
* Aegerion Pharmaceuticals Inc.	309	6
* Biospecifics Technologies Corp.	243	6
* Rochester Medical Corp.	568	6
* Omeros Corp.	1,143	5
* Chindex International Inc.	352	5
* Orexigen Therapeutics Inc.	1,852	5
* ePocrates Inc.	247	5
* StemCells Inc.	7,857	5
* Alexza Pharmaceuticals Inc.	3,215	5
* Complete Genomics Inc.	322	5
* Somaxon Pharmaceuticals Inc.	2,230	5
* Fluidigm Corp.	314	5
* MELA Sciences Inc.	1,539	5
* Infinity Pharmaceuticals Inc.	627	5
* TomoTherapy Inc.	990	4
* Anacor Pharmaceuticals Inc.	678	4
* Nanosphere Inc.	1,608	4
* Neuralstem Inc.	2,948	4
* Cumberland Pharmaceuticals Inc.	753	4
National Research Corp.	108	4
* Cytokinetics Inc.	2,607	4
* Neostem Inc.	2,295	4
Invacare Corp.	105	4
Young Innovations Inc.	119	3
* Solta Medical Inc.	1,068	3
* Biodel Inc.	1,645	3
* Alimera Sciences Inc.	400	3
* PDI Inc.	437	3
* Acura Pharmaceuticals Inc.	561	3
* Transcept Pharmaceuticals Inc.	244	3
* Anthera Pharmaceuticals Inc.	350	3
* Inovio Pharmaceuticals Inc.	3,626	3
* Affymetrix Inc.	445	3
* PURE Bioscience Inc.	2,258	3
* BG Medicine Inc.	309	2
* Aoxing Pharmaceutical Co. Inc.	1,473	2
* CardioNet Inc.	368	2
* NeurogesX Inc.	673	2
* AspenBio Pharma Inc.	2,178	2
* Zogenix Inc.	338	1
* NuPathe Inc.	177	1
* Lannett Co. Inc.	215	1
Maxygen Inc.	92	1
* CryoLife Inc.	86	1
* Kendle International Inc.	27	—
* SuperGen Inc.	122	—
* American Dental Partners Inc.	30	—
* Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	367	—
* RTI Biologics Inc.	98	—

* DynaVox Inc. Class A	35	—
* Allied Healthcare International Inc.	98	—
* Cutera Inc.	27	—
* Caraco Pharmaceutical Laboratories Ltd.	23	—
* Sucampo Pharmaceuticals Inc. Class A	18	—
		7,978
Industrials (16.2%)
Nordson Corp.	4,150	216
Acuity Brands Inc.	2,652	162
* GrafTech International Ltd.	7,341	155
* Dollar Thrifty Automotive Group Inc.	1,746	145
* Clean Harbors Inc.	1,407	142
* Genesee & Wyoming Inc. Class A	2,364	140
Woodward Inc.	3,715	131
HEICO Corp.	2,236	123
CLARCOR Inc.	2,879	123
Watsco Inc.	1,698	114
* Avis Budget Group Inc.	6,259	110
Actuant Corp. Class A	4,142	104
Belden Inc.	2,851	102
* Hexcel Corp.	4,863	101
* Acacia Research - Acacia Technologies	2,548	99
* Meritor Inc.	5,735	95
Applied Industrial Technologies Inc.	2,581	92
* Tetra Tech Inc.	3,763	92
Corporate Executive Board Co.	2,089	88
Herman Miller Inc.	3,473	87
* Middleby Corp.	1,013	87
* II-VI Inc.	1,530	87
* Polypore International Inc.	1,327	87
* HUB Group Inc. Class A	2,277	87
* Old Dominion Freight Line Inc.	2,300	86
AO Smith Corp.	2,063	86
* CoStar Group Inc.	1,261	80
Rollins Inc.	3,925	79
Deluxe Corp.	2,936	76
Kaydon Corp.	2,040	74
Brink's Co.	2,462	73
United Stationers Inc.	930	69
HNI Corp.	2,757	69
Healthcare Services Group Inc.	4,004	68
Simpson Manufacturing Co. Inc.	2,251	63
Barnes Group Inc.	2,610	63
Forward Air Corp.	1,767	62
Knight Transportation Inc.	3,625	62
* Beacon Roofing Supply Inc.	2,777	61
Interface Inc. Class A	3,077	59
Franklin Electric Co. Inc.	1,304	58
Raven Industries Inc.	990	55
Knoll Inc.	2,866	55
* Insituform Technologies Inc. Class A	2,058	53
* RBC Bearings Inc.	1,325	53
Heartland Express Inc.	3,074	51
Lindsay Corp.	761	51
* Geo Group Inc.	2,056	51
* Advisory Board Co.	943	50
* Blount International Inc.	2,916	49

* 3D Systems Corp.	2,397	48
American Science & Engineering Inc.	549	48
Mine Safety Appliances Co.	1,190	45
* GeoEye Inc.	1,346	45
Tennant Co.	1,151	44
* Altra Holdings Inc.	1,634	43
Allegiant Travel Co. Class A	927	42
Insperity Inc.	1,327	42
* DigitalGlobe Inc.	1,682	41
Resources Connection Inc.	2,825	40
Briggs & Stratton Corp.	1,899	40
* Sauer-Danfoss Inc.	706	38
Sun Hydraulics Corp.	762	37
Mueller Water Products Inc. Class A	8,796	36
* Exponent Inc.	796	34
Badger Meter Inc.	913	34
John Bean Technologies Corp.	1,717	34
* Colfax Corp.	1,466	33
* American Superconductor Corp.	3,088	33
* A123 Systems Inc.	5,343	33
Gorman-Rupp Co.	743	33
NACCO Industries Inc. Class A	326	32
AZZ Inc.	712	31
* Consolidated Graphics Inc.	568	31
National Presto Industries Inc.	293	31
Kaman Corp.	846	31
* Aerovironment Inc.	1,009	30
* EnerSys	842	30
* Teledyne Technologies Inc.	605	30
* Trex Co. Inc.	942	29
* Orbital Sciences Corp.	1,440	27
* Capstone Turbine Corp.	14,660	26
AAON Inc.	754	25
* Kforce Inc.	1,873	25
* TrueBlue Inc.	1,702	25
* EnPro Industries Inc.	526	24
* EnerNOC Inc.	1,280	23
* Cenveo Inc.	3,354	22
* PMFG Inc.	1,059	21
Cubic Corp.	412	21
Vicor Corp.	1,190	20
ABM Industries Inc.	858	20
* Satcon Technology Corp.	7,043	19
Textainer Group Holdings Ltd.	579	19
* Trimas Corp.	914	19
US Ecology Inc.	1,040	18
* Orion Marine Group Inc.	1,639	17
Houston Wire & Cable Co.	1,081	17
* Taser International Inc.	3,815	17
McGrath Rentcorp	598	17
* Standard Parking Corp.	946	16
* Mistras Group Inc.	880	15
* Furmanite Corp.	1,994	15
* Astronics Corp.	532	14
Graham Corp.	601	14
* DXP Enterprises Inc.	504	13
* NCI Building Systems Inc.	1,194	13
* Huron Consulting Group Inc.	422	13

* FuelCell Energy Inc.	6,551	12
* Innerworkings Inc.	1,448	12
* LaBarge Inc.	633	12
Mueller Industries Inc.	311	12
* APAC Customer Services Inc.	1,940	11
* Pacer International Inc.	2,131	11
Titan International Inc.	400	11
* Celadon Group Inc.	738	10
* Hudson Highland Group Inc.	1,960	10
* Park-Ohio Holdings Corp.	478	10
Schawk Inc. Class A	583	10
* Flow International Corp.	2,453	10
* Casella Waste Systems Inc. Class A	1,522	10
Werner Enterprises Inc.	381	10
Quanex Building Products Corp.	480	10
* ICF International Inc.	358	9
* PowerSecure International Inc.	1,113	9
* CBIZ Inc.	1,163	9
Albany International Corp.	314	9
TAL International Group Inc.	253	9
* Dolan Co.	802	8
* Alaska Air Group Inc.	122	8
* Generac Holdings Inc.	424	8
* Xerium Technologies Inc.	374	8
* Titan Machinery Inc.	290	8
Great Lakes Dredge & Dock Corp.	1,253	8
Dynamic Materials Corp.	325	7
* Franklin Covey Co.	800	7
* Navigant Consulting Inc.	713	7
* Higher One Holdings Inc.	432	7
* Coleman Cable Inc.	456	6
* School Specialty Inc.	409	6
Ennis Inc.	327	6
* SYKES Enterprises Inc.	287	6
* Energy Recovery Inc.	2,224	6
Watts Water Technologies Inc. Class A	170	6
* Kadant Inc.	202	6
* Roadrunner Transportation Systems Inc.	393	6
Steelcase Inc. Class A	542	6
* UQM Technologies Inc.	2,197	6
* CAI International Inc.	241	6
* Keyw Holding Corp.	489	6
Barrett Business Services Inc.	326	5
* Ener1 Inc.	3,922	5
Standex International Corp.	140	5
* SFN Group Inc.	424	4
* Hawaiian Holdings Inc.	751	4
* Ameresco Inc. Class A	272	4
* MYR Group Inc.	176	4
* Advanced Battery Technologies Inc.	2,620	4
Viad Corp.	166	4
Standard Register Co.	1,090	4
* GP Strategies Corp.	255	4
VSE Corp.	130	3
* Korn/Ferry International	160	3
* Interline Brands Inc.	180	3
* CRA International Inc.	117	3
Marten Transport Ltd.	145	3

* Kelly Services Inc. Class A	173	3
* American Reprographics Co.	319	3
CIRCOR International Inc.	60	3
* On Assignment Inc.	236	3
* Broadwind Energy Inc.	1,433	3
* Applied Energetics Inc.	4,727	2
* BlueLinx Holdings Inc.	668	2
Twin Disc Inc.	69	2
* Quality Distribution Inc.	187	2
* Omega Flex Inc.	168	2
Tredegar Corp.	112	2
Primoris Services Corp.	155	2
* Team Inc.	84	2
Heidrick & Struggles International Inc.	89	2
* Hill International Inc.	354	2
* Michael Baker Corp.	60	2
CDI Corp.	105	1
* GenCorp Inc.	230	1
SeaCube Container Leasing Ltd.	66	1
Ampco-Pittsburgh Corp.	50	1
* Builders FirstSource Inc.	226	1
Multi-Color Corp.	20	—
* PGT Inc.	187	—
Preformed Line Products Co.	6	—
American Woodmark Corp.	21	—
* Argan Inc.	42	—
Insteel Industries Inc.	30	—
Compx International Inc.	29	—
* M&F Worldwide Corp.	18	—
Met-Pro Corp.	30	—
Alamo Group Inc.	12	—
* Patriot Transportation Holding Inc.	9	—
* Hoku Corp.	48	—
		6,516
Information Technology (28.0%)
* Riverbed Technology Inc.	8,139	309
* TIBCO Software Inc.	10,103	284
* Rackspace Hosting Inc.	5,896	259
* VeriFone Systems Inc.	5,195	250
* Acme Packet Inc.	2,855	216
* Ariba Inc.	5,873	197
* Parametric Technology Corp.	7,077	165
Jack Henry & Associates Inc.	5,202	163
ADTRAN Inc.	3,790	162
* Netlogic Microsystems Inc.	3,818	146
* SuccessFactors Inc.	4,144	145
* Veeco Instruments Inc.	2,472	142
* Aruba Networks Inc.	5,007	142
* Finisar Corp.	5,465	131
* Fortinet Inc.	2,693	131
* GSI Commerce Inc.	4,426	129
* TriQuint Semiconductor Inc.	9,945	129
* Wright Express Corp.	2,366	128
* Cavium Networks Inc.	2,870	128
* Concur Technologies Inc.	2,454	123
* IPG Photonics Corp.	1,583	119
InterDigital Inc.	2,681	115

* Semtech Corp.	3,968	114
* Progress Software Corp.	4,091	111
* CommVault Systems Inc.	2,632	109
Plantronics Inc.	2,942	108
* Hittite Microwave Corp.	1,666	106
* Universal Display Corp.	2,169	104
* RF Micro Devices Inc.	16,364	103
* Lawson Software Inc.	8,460	94
* Ultimate Software Group Inc.	1,647	93
* Sapient Corp.	6,283	92
* Omnivision Technologies Inc.	2,592	92
* Taleo Corp. Class A	2,424	90
* Netgear Inc.	2,147	90
* SAVVIS Inc.	2,286	90
* Blackboard Inc.	2,081	90
MAXIMUS Inc.	1,066	89
* Plexus Corp.	2,313	86
* OpenTable Inc.	964	85
Blackbaud Inc.	2,732	77
* Quest Software Inc.	3,315	75
* MicroStrategy Inc. Class A	510	75
* TiVo Inc.	7,040	73
* ValueClick Inc.	3,863	70
* Cirrus Logic Inc.	4,215	69
Littelfuse Inc.	1,146	69
Cognex Corp.	1,916	68
* ACI Worldwide Inc.	2,073	67
* Aspen Technology Inc.	3,793	63
* Websense Inc.	2,477	62
* Diodes Inc.	2,067	60
* Coherent Inc.	1,062	60
* Blue Coat Systems Inc.	2,538	58
Anixter International Inc.	857	58
* Synaptics Inc.	2,065	58
* Acxiom Corp.	4,169	57
VirnetX Holding Corp.	2,150	56
* SolarWinds Inc.	2,270	56
Mantech International Corp. Class A	1,240	56
Power Integrations Inc.	1,504	55
* j2 Global Communications Inc.	1,909	55
* DG FastChannel Inc.	1,528	54
* Advent Software Inc.	1,923	54
* Bottomline Technologies Inc.	2,026	53
* Kulicke & Soffa Industries Inc.	4,275	52
* Sanmina-SCI Corp.	4,848	52
* Kenexa Corp.	1,606	51
* Ancestry.com Inc.	1,234	51
* Manhattan Associates Inc.	1,385	50
* DTS Inc.	1,061	49
* Integrated Device Technology Inc.	5,766	48
* DealerTrack Holdings Inc.	2,065	48
* Synchronoss Technologies Inc.	1,490	48
* Lattice Semiconductor Corp.	7,069	47
* Sourcefire Inc.	1,676	45
* Ceva Inc.	1,299	45
* STEC Inc.	2,484	44
NIC Inc.	3,405	44
* Tyler Technologies Inc.	1,738	44

* FARO Technologies Inc.	984	44
* Stratasys Inc.	1,251	44
Heartland Payment Systems Inc.	2,307	44
* Loral Space & Communications Inc.	658	44
* RightNow Technologies Inc.	1,321	44
* Netscout Systems Inc.	1,865	43
Syntel Inc.	803	43
* Microsemi Corp.	1,923	42
* Radiant Systems Inc.	2,015	42
* Applied Micro Circuits Corp.	3,991	42
* GT Solar International Inc.	3,306	42
* NetSuite Inc.	1,116	42
* Constant Contact Inc.	1,739	42
* Amkor Technology Inc.	6,397	41
* LogMeIn Inc.	918	40
* Mentor Graphics Corp.	2,960	40
* Ultratech Inc.	1,237	39
* Brightpoint Inc.	4,295	39
* comScore Inc.	1,382	39
* Quantum Corp.	12,518	38
MTS Systems Corp.	933	38
* Volterra Semiconductor Corp.	1,511	37
* Infinera Corp.	5,219	37
Pegasystems Inc.	987	37
* Ebix Inc.	1,845	37
Micrel Inc.	3,100	36
* Cardtronics Inc.	1,643	36
* Power-One Inc.	4,258	36
* Entropic Communications Inc.	3,964	35
* Monolithic Power Systems Inc.	1,972	34
* Sonus Networks Inc.	10,458	34
Forrester Research Inc.	890	34
MKS Instruments Inc.	1,274	34
* Ixia	2,098	33
* Viasat Inc.	736	33
* LivePerson Inc.	2,714	32
Opnet Technologies Inc.	810	32
* Interactive Intelligence Inc.	845	31
* Tessera Technologies Inc.	1,770	31
* ShoreTel Inc.	2,744	30
* Hypercom Corp.	2,810	30
* Unisys Corp.	1,052	29
* OSI Systems Inc.	735	29
* TeleTech Holdings Inc.	1,615	29
* Oclaro Inc.	3,011	29
* Rofin-Sinar Technologies Inc.	788	28
* LTX-Credence Corp.	2,985	28
* Magma Design Automation Inc.	4,026	28
* Vocus Inc.	1,021	28
* Maxwell Technologies Inc.	1,694	28
* Silicon Image Inc.	3,565	27
iGate Corp.	1,443	27
* Super Micro Computer Inc.	1,579	27
* Brooks Automation Inc.	2,326	26
* TNS Inc.	1,589	26
* Travelzoo Inc.	337	25
* FEI Co.	628	25
* MIPS Technologies Inc. Class A	3,055	24

Park Electrochemical Corp.	776	23
* Entegris Inc.	2,538	23
* Rubicon Technology Inc.	988	23
* ExlService Holdings Inc.	926	22
* Intermec Inc.	1,773	21
* Cymer Inc.	446	21
* KIT Digital Inc.	1,731	21
* Rudolph Technologies Inc.	1,786	21
* RealPage Inc.	711	21
* Advanced Energy Industries Inc.	1,398	21
* QLIK Technologies Inc.	623	21
* LoopNet Inc.	1,107	20
Cass Information Systems Inc.	513	20
* PROS Holdings Inc.	1,181	20
* Monotype Imaging Holdings Inc.	1,358	19
* Echelon Corp.	2,012	19
* TTM Technologies Inc.	1,137	19
* Move Inc.	9,506	19
* CSG Systems International Inc.	970	19
* Liquidity Services Inc.	863	18
* Nanometrics Inc.	1,139	18
* SMART Modular Technologies WWH Inc.	1,906	18
* Xyratex Ltd.	1,838	18
* NVE Corp.	287	18
* Checkpoint Systems Inc.	951	17
* Mindspeed Technologies Inc.	1,947	17
* Saba Software Inc.	1,707	17
* Arris Group Inc.	1,485	17
* Spansion Inc. Class A	833	17
* MoneyGram International Inc.	4,535	17
Comtech Telecommunications Corp.	596	17
* Cabot Microelectronics Corp.	325	16
* JDA Software Group Inc.	489	16
* VASCO Data Security International Inc.	1,328	16
* SS&C Technologies Holdings Inc.	808	16
Methode Electronics Inc.	1,315	16
* Dice Holdings Inc.	1,027	15
* Actuate Corp.	2,765	15
* Rogers Corp.	320	15
* Limelight Networks Inc.	2,610	15
* BroadSoft Inc.	370	15
* Immersion Corp.	1,713	15
* Ultra Clean Holdings	1,384	14
* Zix Corp.	3,588	14
* support.com Inc.	2,845	14
* Wave Systems Corp. Class A	4,882	13
* Calix Inc.	620	13
* Supertex Inc.	599	13
* Integrated Silicon Solution Inc.	1,415	13
* Accelrys Inc.	1,781	13
* IXYS Corp.	926	13
* DemandTec Inc.	1,256	12
* Newport Corp.	685	12
* Openwave Systems Inc.	5,112	12
Pulse Electronics Corp.	2,515	12
* Digimarc Corp.	411	12
* RealD Inc.	437	12
* Lionbridge Technologies Inc.	3,633	12

* MoSys Inc.	1,927	12
* Standard Microsystems Corp.	422	11
* IntraLinks Holdings Inc.	544	11
* Insight Enterprises Inc.	663	11
* Multi-Fineline Electronix Inc.	523	11
* Harmonic Inc.	1,414	11
* KVH Industries Inc.	926	11
* FSI International Inc.	2,346	10
American Software Inc. Class A	1,346	10
* Fabrinet	417	10
* Perficient Inc.	882	10
* Digital River Inc.	302	10
* Echo Global Logistics Inc.	649	10
* Anadigics Inc.	2,923	10
* QuinStreet Inc.	613	9
* Knot Inc.	923	9
Renaissance Learning Inc.	803	9
* Radisys Corp.	1,070	9
* NCI Inc. Class A	403	9
* Seachange International Inc.	805	9
* Virtusa Corp.	447	9
* Oplink Communications Inc.	486	9
* Rosetta Stone Inc.	639	9
* Global Cash Access Holdings Inc.	2,727	9
* PDF Solutions Inc.	1,378	9
* Smith Micro Software Inc.	1,632	9
* CACI International Inc. Class A	133	9
* Deltek Inc.	1,128	8
* Computer Task Group Inc.	609	8
* TeleNav Inc.	491	8
Stamps.com Inc.	643	8
* Kopin Corp.	1,527	8
* PLX Technology Inc.	2,258	8
* Microvision Inc.	6,251	8
DDi Corp.	807	7
* SRS Labs Inc.	719	7
United Online Inc.	1,142	7
* SRA International Inc. Class A	213	7
* Guidance Software Inc.	811	7
* Take-Two Interactive Software Inc.	396	7
* AXT Inc.	781	6
* Meru Networks Inc.	354	6
* THQ Inc.	1,533	6
* Intevac Inc.	525	6
CTS Corp.	603	6
* Inphi Corp.	307	6
* TeleCommunication Systems Inc. Class A	1,213	6
* Mattson Technology Inc.	3,535	6
* Cray Inc.	928	6
* Spectrum Control Inc.	294	6
* GSI Technology Inc.	836	6
* Benchmark Electronics Inc.	339	6
* Demand Media Inc.	365	6
* Hackett Group Inc.	1,089	5
* Comverge Inc.	1,534	5
* Envestnet Inc.	360	5
* Network Equipment Technologies Inc.	1,832	5
* Tekelec	551	5

* Extreme Networks	1,509	5
* Local.com Corp.	1,294	5
* SPS Commerce Inc.	288	5
* TechTarget Inc.	551	4
* Mediamind Technologies Inc.	252	4
* Viasystems Group Inc.	191	4
Daktronics Inc.	401	4
QAD Inc. Class A	390	4
* MaxLinear Inc.	455	4
* Convio Inc.	361	4
* Mercury Computer Systems Inc.	203	4
Cohu Inc.	275	4
* FalconStor Software Inc.	807	4
Richardson Electronics Ltd.	250	3
* Advanced Analogic Technologies Inc.	538	3
* NeoPhotonics Corp.	336	3
* Presstek Inc.	1,673	3
* BigBand Networks Inc.	1,412	3
* Digi International Inc.	248	3
* Electro Scientific Industries Inc.	156	3
* Infospace Inc.	280	3
* Sigma Designs Inc.	285	3
* Zoran Corp.	310	3
* Network Engines Inc.	2,196	3
* Motricity Inc.	261	2
* Zygo Corp.	163	2
* Silicon Graphics International Corp.	126	2
* ATMI Inc.	111	2
EPIQ Systems Inc.	140	2
Tessco Technologies Inc.	178	2
Keynote Systems Inc.	94	2
* Online Resources Corp.	557	2
* Tier Technologies Inc. Class B	369	2
* Anaren Inc.	100	2
* Pericom Semiconductor Corp.	180	2
* Exar Corp.	244	2
* EMS Technologies Inc.	49	1
* Globecomm Systems Inc.	75	1
* Energy Conversion Devices Inc.	700	1
* Novatel Wireless Inc.	99	1
* Axcelis Technologies Inc.	283	1
* Integral Systems Inc.	33	—
ModusLink Global Solutions Inc.	80	—
Bel Fuse Inc. Class B	18	—
* Stream Global Services Inc.	104	—
* Ikanos Communications Inc.	138	—
* Alpha & Omega Semiconductor Ltd.	15	—
* Agilysys Inc.	30	—
* Trident Microsystems Inc.	191	—
* ePlus Inc.	6	—
		11,308
Materials (5.0%)
* Solutia Inc.	7,399	185
* Allied Nevada Gold Corp.	4,565	169
* Rockwood Holdings Inc.	2,361	124
NewMarket Corp.	582	101
Globe Specialty Metals Inc.	3,738	85

Balchem Corp.	1,720	74
Olin Corp.	2,799	67
Silgan Holdings Inc.	1,479	66
Rock-Tenn Co. Class A	812	62
PolyOne Corp.	3,953	60
* Calgon Carbon Corp.	3,425	59
Schweitzer-Mauduit International Inc.	1,120	59
* Stillwater Mining Co.	2,858	58
AMCOL International Corp.	1,453	53
Koppers Holdings Inc.	1,253	50
* LSB Industries Inc.	1,044	49
* Molycorp Inc.	691	46
Worthington Industries Inc.	2,071	45
* US Gold Corp.	6,062	43
* Golden Star Resources Ltd.	15,720	42
Deltic Timber Corp.	655	38
* Clearwater Paper Corp.	518	36
* WR Grace & Co.	701	33
Stepan Co.	476	32
Arch Chemicals Inc.	834	30
* Ferro Corp.	2,300	30
* Jaguar Mining Inc.	5,125	28
* STR Holdings Inc.	1,740	28
* Omnova Solutions Inc.	2,721	26
Quaker Chemical Corp.	569	25
Zep Inc.	1,323	25
* Kraton Performance Polymers Inc.	582	22
* General Moly Inc.	4,208	21
Hawkins Inc.	439	19
* Senomyx Inc.	2,353	15
Innophos Holdings Inc.	332	15
* Noranda Aluminum Holding Corp.	828	12
* Thompson Creek Metals Co. Inc.	1,063	12
Neenah Paper Inc.	442	10
* Coeur d'Alene Mines Corp.	349	10
* RTI International Metals Inc.	243	9
* United States Lime & Minerals Inc.	159	6
* Spartech Corp.	875	6
Minerals Technologies Inc.	91	6
KMG Chemicals Inc.	319	6
* Metals USA Holdings Corp.	367	6
Haynes International Inc.	95	5
HB Fuller Co.	206	5
* Materion Corp.	96	4
* AEP Industries Inc.	112	3
* Verso Paper Corp.	896	3
Wausau Paper Corp.	401	3
A Schulman Inc.	100	3
NL Industries Inc.	130	2
* Graham Packaging Co. Inc.	80	2
* Horsehead Holding Corp.	135	2
* Landec Corp.	266	2
		2,037
Telecommunication Services (1.2%)
AboveNet Inc.	1,374	107
* Cogent Communications Group Inc.	2,736	43
* Global Crossing Ltd.	1,116	39

NTELOS Holdings Corp.		1,793	37
* Neutral Tandem Inc.		2,015	34
Shenandoah Telecommunications Co.		1,368	25
Alaska Communications Systems Group Inc.		2,717	25
* Cbeyond Inc.		1,635	24
* PAETEC Holding Corp.		5,242	23
Consolidated Communications Holdings Inc.		1,174	22
Atlantic Tele-Network Inc.		537	21
* Hughes Communications Inc.		338	20
* Vonage Holdings Corp.		2,793	13
USA Mobility Inc.		775	13
* Cincinnati Bell Inc.		3,471	11
* ICO Global Communications Holdings Ltd.		3,514	10
			467
Utilities (0.1%)
South Jersey Industries Inc.		321	18
* Cadiz Inc.		741	8
Otter Tail Corp.		123	3
* American DG Energy Inc.		866	1
			30
Total Common Stocks (Cost $37,673)			40,415
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost $17)	0.155%	17,461	17

Total Investments (100.3%) (Cost $37,690)			40,432
Other Assets and Liabilities-Net (-0.3%)			(109)
Net Assets (100%)			40,323
Securities with a market value of less than $500 are shown with a dash.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Russell 2000 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $37,690,000. Net unrealized appreciation of investment securities for tax purposes was $2,742,000, consisting of unrealized gains of $3,309,000 on securities that had risen in value since their purchase and $567,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.3%)
McDonald's Corp.	3,121	255
Walt Disney Co.	5,682	237
Comcast Corp. Class A	8,125	205
* Amazon.com Inc.	1,010	199
Home Depot Inc.	4,617	168
* Ford Motor Co.	10,595	158
News Corp. Class A	6,599	121
Time Warner Inc.	3,127	114
* DIRECTV Class A	2,231	112
Target Corp.	2,002	99
Lowe's Cos. Inc.	3,809	92
Viacom Inc. Class B	1,756	89
NIKE Inc. Class B	1,040	88
Starbucks Corp.	2,154	79
Johnson Controls Inc.	1,938	77
Time Warner Cable Inc.	975	75
Yum! Brands Inc.	1,351	75
* priceline.com Inc.	136	70
TJX Cos. Inc.	1,123	60
Coach Inc.	885	56
CBS Corp. Class B	1,972	55
Carnival Corp.	1,268	49
Kohl's Corp.	838	45
Thomson Reuters Corp.	1,084	42
* Las Vegas Sands Corp.	1,006	42
* Bed Bath & Beyond Inc.	725	39
McGraw-Hill Cos. Inc.	914	39
Omnicom Group Inc.	824	39
* Discovery Communications Inc. Class A	824	36
Staples Inc.	2,117	36
Macy's Inc.	1,222	35
Starwood Hotels & Resorts Worldwide Inc.	549	33
Wynn Resorts Ltd.	218	32
* Liberty Media Corp. - Interactive	1,728	31
Virgin Media Inc.	958	31
* Netflix Inc.	115	31
* Liberty Global Inc. Class A	684	31
Limited Brands Inc.	771	31
Best Buy Co. Inc.	941	30
Marriott International Inc. Class A	785	30
Ross Stores Inc.	353	29
Fortune Brands Inc.	440	29
Mattel Inc.	1,052	28
Tiffany & Co.	363	27
* Chipotle Mexican Grill Inc. Class A	92	27
* Sirius XM Radio Inc.	11,140	26
VF Corp.	254	25
Harley-Davidson Inc.	680	25
Genuine Parts Co.	459	25

* O'Reilly Automotive Inc.	397	24
* BorgWarner Inc.	324	24
* Dollar Tree Inc.	364	23
Cablevision Systems Corp. Class A	643	23
Nordstrom Inc.	481	23
Gap Inc.	1,158	22
JC Penney Co. Inc.	626	22
* AutoZone Inc.	72	21
Darden Restaurants Inc.	404	20
Polo Ralph Lauren Corp. Class A	161	20
Family Dollar Stores Inc.	362	20
Abercrombie & Fitch Co.	255	19
* CarMax Inc.	644	19
Autoliv Inc.	244	19
Whirlpool Corp.	218	18
* Liberty Media Corp. - Capital	200	18
Wyndham Worldwide Corp.	514	18
* DISH Network Corp. Class A	579	18
Interpublic Group of Cos. Inc.	1,396	17
Expedia Inc.	593	17
Hasbro Inc.	354	16
Lear Corp.	307	16
PetSmart Inc.	342	16
* Fossil Inc.	143	15
International Game Technology	862	15
Newell Rubbermaid Inc.	829	15
Advance Auto Parts Inc.	237	15
* Royal Caribbean Cruises Ltd.	377	15
* Apollo Group Inc. Class A	349	14
H&R Block Inc.	878	14
* MGM Resorts International	880	13
Scripps Networks Interactive Inc. Class A	260	13
Tractor Supply Co.	207	13
* TRW Automotive Holdings Corp.	226	13
* Tempur-Pedic International Inc.	197	13
* NVR Inc.	17	13
* Goodyear Tire & Rubber Co.	715	13
Tupperware Brands Corp.	183	12
Gentex Corp.	402	12
* Signet Jewelers Ltd.	252	12
Foot Locker Inc.	462	12
* Liberty Media Corp. - Starz	151	12
* GameStop Corp. Class A	406	11
Leggett & Platt Inc.	437	11
* Garmin Ltd.	331	11
* LKQ Corp.	421	11
Williams-Sonoma Inc.	277	11
Phillips-Van Heusen Corp.	164	11
* Mohawk Industries Inc.	162	11
* Urban Outfitters Inc.	346	11
* Panera Bread Co. Class A	84	11
* Dick's Sporting Goods Inc.	264	11
* Deckers Outdoor Corp.	112	10
Polaris Industries Inc.	91	10
Gannett Co. Inc.	702	10
DR Horton Inc.	820	10
DeVry Inc.	184	10
Harman International Industries Inc.	204	10

Jarden Corp.	271	10
* Toll Brothers Inc.	426	9
Lennar Corp. Class A	470	9
* Sears Holdings Corp.	124	9
Guess? Inc.	190	9
* Hanesbrands Inc.	282	9
Sotheby's	197	8
* Pulte Group Inc.	992	8
* Penn National Gaming Inc.	201	8
Service Corp. International	693	8
Chico's FAS Inc.	527	8
American Eagle Outfitters Inc.	577	8
* Dana Holding Corp.	412	7
* Big Lots Inc.	223	7
* Tenneco Inc.	176	7
* Warnaco Group Inc.	131	7
* Dollar General Corp.	206	7
Weight Watchers International Inc.	90	7
Brinker International Inc.	273	7
John Wiley & Sons Inc. Class A	132	7
* AutoNation Inc.	195	7
* Under Armour Inc. Class A	104	7
Rent-A-Center Inc.	195	6
* Bally Technologies Inc.	158	6
Washington Post Co. Class B	15	6
Aaron's Inc.	215	6
Dillard's Inc. Class A	105	6
* Ascena Retail Group Inc.	175	6
* Hyatt Hotels Corp. Class A	130	6
* CROCS Inc.	253	6
* Cheesecake Factory Inc.	180	6
Wolverine World Wide Inc.	146	6
Brunswick Corp.	261	6
* ITT Educational Services Inc.	82	6
* Carter's Inc.	175	6
* WMS Industries Inc.	172	5
Men's Wearhouse Inc.	156	5
* Ulta Salon Cosmetics & Fragrance Inc.	94	5
* Iconix Brand Group Inc.	213	5
* Vail Resorts Inc.	108	5
* DreamWorks Animation SKG Inc. Class A	218	5
* Coinstar Inc.	94	5
* Lamar Advertising Co. Class A	170	5
* Madison Square Garden Co. Class A	179	5
* Shutterfly Inc.	81	5
Wendy's/Arby's Group Inc. Class A	970	5
* Live Nation Entertainment Inc.	415	5
RadioShack Corp.	300	5
* Sally Beauty Holdings Inc.	278	5
* JOS A Bank Clothiers Inc.	81	5
* Life Time Fitness Inc.	124	5
* Saks Inc.	399	5
* Aeropostale Inc.	235	4
Pool Corp.	146	4
Cooper Tire & Rubber Co.	181	4
* ANN Inc.	155	4
Strayer Education Inc.	36	4
* Valassis Communications Inc.	147	4

Hillenbrand Inc.	183	4
* Steven Madden Ltd.	73	4
* HSN Inc.	115	4
Morningstar Inc.	66	4
* Childrens Place Retail Stores Inc.	78	4
* Timberland Co. Class A	116	4
* Pier 1 Imports Inc.	309	4
* DSW Inc. Class A	73	4
Cinemark Holdings Inc.	168	4
* Career Education Corp.	169	4
* Hibbett Sports Inc.	86	4
* Orient-Express Hotels Ltd. Class A	302	4
Finish Line Inc. Class A	151	4
Matthews International Corp. Class A	89	3
* Office Depot Inc.	812	3
* Jack in the Box Inc.	153	3
Meredith Corp.	107	3
* BJ's Restaurants Inc.	66	3
Arbitron Inc.	79	3
Cracker Barrel Old Country Store Inc.	71	3
Buckle Inc.	78	3
* Gaylord Entertainment Co.	103	3
* Buffalo Wild Wings Inc.	53	3
* Genesco Inc.	72	3
Thor Industries Inc.	100	3
Regal Entertainment Group Class A	237	3
* New York Times Co. Class A	400	3
Jones Group Inc.	257	3
MDC Holdings Inc.	111	3
* Helen of Troy Ltd.	91	3
Texas Roadhouse Inc. Class A	170	3
Choice Hotels International Inc.	82	3
* Cabela's Inc.	118	3
* 99 Cents Only Stores	140	3
* DineEquity Inc.	53	3
Monro Muffler Brake Inc.	88	3
Group 1 Automotive Inc.	73	3
Bob Evans Farms Inc.	90	3
National CineMedia Inc.	158	3
American Greetings Corp. Class A	117	3
KB Home	227	3
* Collective Brands Inc.	178	3
PF Chang's China Bistro Inc.	68	3
Penske Automotive Group Inc.	131	3
* Domino's Pizza Inc.	109	3
* Education Management Corp.	125	3
* K12 Inc.	76	3
* Eastman Kodak Co.	791	3
* Pinnacle Entertainment Inc.	180	3
* Select Comfort Corp.	160	3
Regis Corp.	170	3
International Speedway Corp. Class A	88	3
Ryland Group Inc.	134	2
CEC Entertainment Inc.	60	2
Barnes & Noble Inc.	124	2
* Central European Media Enterprises Ltd. Class A	111	2
* American Public Education Inc.	55	2
* Meritage Homes Corp.	95	2

* Capella Education Co.	49	2
Columbia Sportswear Co.	35	2
Cato Corp. Class A	84	2
* True Religion Apparel Inc.	75	2
* Steiner Leisure Ltd.	44	2
* Exide Technologies	223	2
PEP Boys-Manny Moe & Jack	154	2
* Modine Manufacturing Co.	137	2
* Belo Corp. Class A	268	2
* iRobot Corp.	63	2
* OfficeMax Inc.	250	2
Scholastic Corp.	76	2
* Sonic Corp.	180	2
* Ascent Media Corp. Class A	43	2
* American Axle & Manufacturing Holdings Inc.	177	2
* Papa John's International Inc.	61	2
* Ruby Tuesday Inc.	190	2
* Biglari Holdings Inc.	5	2
* Maidenform Brands Inc.	66	2
Stage Stores Inc.	109	2
* Vitamin Shoppe Inc.	48	2
* G-III Apparel Group Ltd.	45	2
* Vera Bradley Inc.	39	2
* Scientific Games Corp. Class A	191	2
* Blue Nile Inc.	37	2
* Peet's Coffee & Tea Inc.	36	2
* Zumiez Inc.	60	2
* Liz Claiborne Inc.	278	2
* Red Robin Gourmet Burgers Inc.	49	2
* Skechers U.S.A. Inc. Class A	102	2
Stewart Enterprises Inc. Class A	239	2
* Quiksilver Inc.	382	2
* Lumber Liquidators Holdings Inc.	66	2
* Clear Channel Outdoor Holdings Inc. Class A	120	2
Ameristar Casinos Inc.	79	2
* Shuffle Master Inc.	158	2
Ethan Allen Interiors Inc.	73	2
Fred's Inc. Class A	116	2
* La-Z-Boy Inc.	152	2
Oxford Industries Inc.	44	2
* Jakks Pacific Inc.	82	2
* Interval Leisure Group Inc.	118	2
Sonic Automotive Inc. Class A	118	2
Churchill Downs Inc.	35	2
* Pre-Paid Legal Services Inc.	23	2
Volcom Inc.	62	2
Drew Industries Inc.	57	2
* Boyd Gaming Corp.	159	2
Superior Industries International Inc.	68	2
* Rue21 Inc.	44	2
* Charming Shoppes Inc.	350	1
* Asbury Automotive Group Inc.	86	1
* Krispy Kreme Doughnuts Inc.	172	1
Sturm Ruger & Co. Inc.	65	1
* Tesla Motors Inc.	47	1
* Bridgepoint Education Inc.	60	1
* Knology Inc.	90	1
* Federal-Mogul Corp.	58	1

Brown Shoe Co. Inc.	129	1
* Dorman Products Inc.	35	1
* Wet Seal Inc. Class A	303	1
Lithia Motors Inc. Class A	72	1
Callaway Golf Co.	189	1
Sinclair Broadcast Group Inc. Class A	133	1
HOT Topic Inc.	164	1
* Warner Music Group Corp.	154	1
* Amerigon Inc.	76	1
* Standard Pacific Corp.	315	1
* AFC Enterprises Inc.	75	1
* Grand Canyon Education Inc.	93	1
* Denny's Corp.	292	1
* Lions Gate Entertainment Corp.	201	1
Universal Technical Institute Inc.	65	1
* California Pizza Kitchen Inc.	63	1
* Core-Mark Holding Co. Inc.	32	1
Nutrisystem Inc.	80	1
Express Inc.	53	1
Standard Motor Products Inc.	73	1
* Universal Electronics Inc.	43	1
* Perry Ellis International Inc.	35	1
* Talbots Inc.	219	1
* Drugstore.Com Inc.	269	1
* Libbey Inc.	64	1
* Corinthian Colleges Inc.	260	1
* Fuel Systems Solutions Inc.	40	1
* Winnebago Industries Inc.	87	1
* K-Swiss Inc. Class A	88	1
Harte-Hanks Inc.	115	1
* Beazer Homes USA Inc.	220	1
* EW Scripps Co. Class A	106	1
PetMed Express Inc.	70	1
* Stoneridge Inc.	58	1
* CKX Inc.	161	1
* M/I Homes Inc.	69	1
* Cavco Industries Inc.	20	1
* Furniture Brands International Inc.	180	1
Summit Hotel Properties Inc.	76	1
World Wrestling Entertainment Inc. Class A	82	1
* Journal Communications Inc. Class A	152	1
* America's Car-Mart Inc.	28	1
Marcus Corp.	75	1
* Citi Trends Inc.	47	1
Movado Group Inc.	45	1
* Shoe Carnival Inc.	27	1
Blyth Inc.	16	1
* hhgregg Inc.	47	1
Big 5 Sporting Goods Corp.	76	1
* Pacific Sunwear of California Inc.	225	1
* Rentrak Corp.	34	1
* Kirkland's Inc.	49	1
Bebe Stores Inc.	95	1
* Overstock.com Inc.	43	1
Christopher & Banks Corp.	104	1
* Smith & Wesson Holding Corp.	173	1
Lincoln Educational Services Corp.	41	1
Spartan Motors Inc.	125	1

Destination Maternity Corp.	29	1
* Global Sources Ltd.	51	1
Haverty Furniture Cos. Inc.	53	1
* McClatchy Co. Class A	195	1
Stein Mart Inc.	57	1
* Unifi Inc.	40	1
* Hovnanian Enterprises Inc. Class A	205	1
* MarineMax Inc.	64	1
* Arctic Cat Inc.	36	1
* Bravo Brio Restaurant Group Inc.	22	1
* Isle of Capri Casinos Inc.	54	—
* Entercom Communications Corp. Class A	48	—
* Dex One Corp.	170	—
* Fisher Communications Inc.	12	—
Mac-Gray Corp.	20	—
* Morgans Hotel Group Co.	36	—
* Casual Male Retail Group Inc.	68	—
Ambassadors Group Inc.	31	—
Speedway Motorsports Inc.	20	—
Weyco Group Inc.	12	—
* Body Central Corp.	11	—
* Tower International Inc.	15	—
* Ruth's Hospitality Group Inc.	48	—
* Leapfrog Enterprises Inc.	56	—
* West Marine Inc.	24	—
* Multimedia Games Holding Co. Inc.	44	—
* Tuesday Morning Corp.	48	—
* Systemax Inc.	16	—
* Martha Stewart Living Omnimedia Class A	44	—
Cherokee Inc.	12	—
* LIN TV Corp. Class A	48	—
CSS Industries Inc.	12	—
* Jamba Inc.	96	—
* McCormick & Schmick's Seafood Restaurants Inc.	24	—
Skyline Corp.	12	—
* Audiovox Corp. Class A	28	—
Bon-Ton Stores Inc.	20	—
* Archipelago Learning Inc.	20	—
* Gray Television Inc.	80	—
* New York & Co. Inc.	40	—
* Sealy Corp.	80	—
* O'Charleys Inc.	28	—
AH Belo Corp. Class A	28	—
* Steinway Musical Instruments Inc.	8	—
PRIMEDIA Inc.	28	—
* Coldwater Creek Inc.	100	—
* Build-A-Bear Workshop Inc.	28	—
* Carrols Restaurant Group Inc.	20	—
Lifetime Brands Inc.	16	—
* Media General Inc. Class A	36	—
Hooker Furniture Corp.	16	—
* Midas Inc.	24	—
* ReachLocal Inc.	8	—
* Entravision Communications Corp. Class A	80	—
* Red Lion Hotels Corp.	20	—
* Gordmans Stores Inc.	9	—
Winmark Corp.	4	—
* Kenneth Cole Productions Inc. Class A	12	—

* US Auto Parts Network Inc.	20	—
* Monarch Casino & Resort Inc.	16	—
* Conn's Inc.	24	—
* LodgeNet Interactive Corp.	40	—
* Cumulus Media Inc. Class A	36	—
RG Barry Corp.	12	—
* Culp Inc.	16	—
* Ballantyne Strong Inc.	24	—
* 1-800-Flowers.com Inc. Class A	44	—
* Delta Apparel Inc.	8	—
* Summer Infant Inc.	16	—
Gaiam Inc. Class A	25	—
* Johnson Outdoors Inc. Class A	8	—
* Caribou Coffee Co. Inc.	12	—
Outdoor Channel Holdings Inc.	20	—
Einstein Noah Restaurant Group Inc.	8	—
* Radio One Inc.	52	—
Lacrosse Footwear Inc.	8	—
* Carmike Cinemas Inc.	16	—
CPI Corp.	8	—
* Nexstar Broadcasting Group Inc. Class A	16	—
* Kid Brands Inc.	20	—
* Marine Products Corp.	16	—
Learning Tree International Inc.	10	—
* Cambium Learning Group Inc.	28	—
National American University Holdings Inc.	12	—
Shiloh Industries Inc.	8	—
* SuperMedia Inc.	20	—
* Lee Enterprises Inc.	72	—
* Bluegreen Corp.	24	—
* Crown Media Holdings Inc. Class A	40	—
* Orbitz Worldwide Inc.	32	—
Value Line Inc.	4	—
* Joe's Jeans Inc.	68	—
* American Apparel Inc.	53	—
* Westwood One Inc.	8	—
Books-A-Million Inc.	12	—
* Beasley Broadcasting Group Inc. Class A	8	—
* Vitacost.com Inc.	12	—
* Empire Resorts Inc.	40	—
* Princeton Review Inc.	32	—
		5,001
Consumer Staples (9.3%)
Procter & Gamble Co.	8,355	560
Coca-Cola Co.	6,111	408
Philip Morris International Inc.	5,373	386
PepsiCo Inc.	4,679	333
Wal-Mart Stores Inc.	5,622	310
Altria Group Inc.	6,015	169
Kraft Foods Inc.	4,633	162
CVS Caremark Corp.	3,930	152
Colgate-Palmolive Co.	1,415	124
Walgreen Co.	2,672	117
Costco Wholesale Corp.	1,270	105
Kimberly-Clark Corp.	1,139	78
General Mills Inc.	1,918	76
Archer-Daniels-Midland Co.	1,859	60

Sysco Corp.	1,715	55
HJ Heinz Co.	916	50
Lorillard Inc.	415	48
Kroger Co.	1,759	44
Kellogg Co.	748	43
Mead Johnson Nutrition Co.	593	40
Reynolds American Inc.	973	39
Avon Products Inc.	1,242	37
Sara Lee Corp.	1,697	33
Estee Lauder Cos. Inc. Class A	319	33
Bunge Ltd.	417	31
ConAgra Foods Inc.	1,181	30
* Green Mountain Coffee Roasters Inc.	344	28
Coca-Cola Enterprises Inc.	979	28
Clorox Co.	386	27
JM Smucker Co.	343	27
Dr Pepper Snapple Group Inc.	653	27
Safeway Inc.	1,063	26
Hershey Co.	444	25
Whole Foods Market Inc.	403	25
Brown-Forman Corp. Class B	304	22
Herbalife Ltd.	347	20
McCormick & Co. Inc.	379	19
Molson Coors Brewing Co. Class B	377	18
Campbell Soup Co.	499	17
Church & Dwight Co. Inc.	202	17
Tyson Foods Inc. Class A	851	16
* Energizer Holdings Inc.	202	16
* Ralcorp Holdings Inc.	159	14
* Hansen Natural Corp.	192	14
Corn Products International Inc.	217	12
Hormel Foods Corp.	407	12
* Constellation Brands Inc. Class A	540	12
* Smithfield Foods Inc.	405	9
* BJ's Wholesale Club Inc.	159	8
Flowers Foods Inc.	224	8
* Dean Foods Co.	535	7
SUPERVALU Inc.	625	6
* TreeHouse Foods Inc.	103	6
* United Natural Foods Inc.	143	6
* Darling International Inc.	311	6
Ruddick Corp.	130	6
Nu Skin Enterprises Inc. Class A	146	6
Diamond Foods Inc.	65	5
Casey's General Stores Inc.	111	5
* Hain Celestial Group Inc.	123	4
Lancaster Colony Corp.	58	4
Fresh Del Monte Produce Inc.	116	3
Universal Corp.	72	3
Sanderson Farms Inc.	67	3
* Central European Distribution Corp.	208	3
Vector Group Ltd.	134	3
B&G Foods Inc. Class A	139	3
Andersons Inc.	55	2
* Boston Beer Co. Inc. Class A	27	2
J&J Snack Foods Corp.	43	2
* Elizabeth Arden Inc.	72	2
Pricesmart Inc.	46	2

Tootsie Roll Industries Inc.	73	2
WD-40 Co.	50	2
* Chiquita Brands International Inc.	140	2
* Spectrum Brands Holdings Inc.	53	2
* Fresh Market Inc.	45	2
* Rite Aid Corp.	1,640	2
* Prestige Brands Holdings Inc.	124	2
* Heckmann Corp.	261	2
* Winn-Dixie Stores Inc.	165	2
* Star Scientific Inc.	279	1
* Dole Food Co. Inc.	107	1
Snyders-Lance Inc.	66	1
Nash Finch Co.	37	1
* Central Garden and Pet Co. Class A	137	1
Weis Markets Inc.	33	1
Spartan Stores Inc.	70	1
Cal-Maine Foods Inc.	43	1
* Pantry Inc.	69	1
* Smart Balance Inc.	225	1
Inter Parfums Inc.	53	1
* Medifast Inc.	42	1
* Alliance One International Inc.	271	1
Coca-Cola Bottling Co. Consolidated	13	1
Calavo Growers Inc.	38	1
* Seneca Foods Corp. Class A	30	1
Ingles Markets Inc. Class A	46	1
* Pilgrim's Pride Corp.	143	1
* USANA Health Sciences Inc.	21	1
* Synutra International Inc.	56	1
* Revlon Inc. Class A	31	1
Limoneira Co.	24	1
Imperial Sugar Co.	20	—
Village Super Market Inc. Class A	11	—
* Primo Water Corp.	20	—
National Beverage Corp.	20	—
* Nutraceutical International Corp.	16	—
Schiff Nutrition International Inc.	20	—
Oil-Dri Corp. of America	8	—
* Susser Holdings Corp.	12	—
* Nature's Sunshine Products Inc.	12	—
MGP Ingredients Inc.	19	—
Female Health Co.	28	—
Farmer Bros Co.	12	—
* John B Sanfilippo & Son Inc.	12	—
Griffin Land & Nurseries Inc.	4	—
* Harbinger Group Inc.	16	—
Alico Inc.	4	—
Arden Group Inc.	1	—
* Lifeway Foods Inc.	8	—
Bridgford Foods Corp.	4	—
		4,099
Energy (11.8%)
Exxon Mobil Corp.	14,785	1,234
Chevron Corp.	5,827	611
Schlumberger Ltd.	3,963	340
ConocoPhillips	4,100	300
Occidental Petroleum Corp.	2,357	254

Apache Corp.	1,104	138
Halliburton Co.	2,624	132
Anadarko Petroleum Corp.	1,428	114
Marathon Oil Corp.	2,048	111
Devon Energy Corp.	1,227	103
Baker Hughes Inc.	1,241	92
National Oilwell Varco Inc.	1,209	88
EOG Resources Inc.	773	84
Hess Corp.	863	68
Chesapeake Energy Corp.	1,882	59
Williams Cos. Inc.	1,694	53
Spectra Energy Corp.	1,879	52
Peabody Energy Corp.	779	48
Noble Energy Inc.	507	47
El Paso Corp.	2,212	47
Valero Energy Corp.	1,640	45
* Southwestern Energy Co.	1,004	44
* Weatherford International Ltd.	2,147	42
Murphy Oil Corp.	555	38
Fluor Corp.	518	36
* Cameron International Corp.	708	34
Consol Energy Inc.	654	34
* FMC Technologies Inc.	704	31
Pioneer Natural Resources Co.	335	31
* Newfield Exploration Co.	385	29
* Concho Resources Inc.	298	28
Range Resources Corp.	460	26
* Denbury Resources Inc.	1,153	25
Cimarex Energy Co.	242	23
EQT Corp.	427	23
* Nabors Industries Ltd.	823	23
* Petrohawk Energy Corp.	866	23
* Whiting Petroleum Corp.	339	23
QEP Resources Inc.	503	22
* Ultra Petroleum Corp.	438	21
* Alpha Natural Resources Inc.	347	19
Cabot Oil & Gas Corp.	301	18
Helmerich & Payne Inc.	273	17
* Plains Exploration & Production Co.	400	15
Diamond Offshore Drilling Inc.	200	15
* Rowan Cos. Inc.	366	15
* McDermott International Inc.	669	14
Sunoco Inc.	349	14
Arch Coal Inc.	471	14
Patterson-UTI Energy Inc.	445	14
Core Laboratories NV	127	13
* Oceaneering International Inc.	160	13
* Dresser-Rand Group Inc.	239	13
SM Energy Co.	181	12
* SandRidge Energy Inc.	1,059	12
* Oil States International Inc.	146	12
Southern Union Co.	367	11
* Brigham Exploration Co.	343	11
* Tesoro Corp.	416	10
* Forest Oil Corp.	325	10
Frontier Oil Corp.	311	9
EXCO Resources Inc.	433	9
* Superior Energy Services Inc.	231	9

Tidewater Inc.	153	8
CARBO Ceramics Inc.	55	8
Holly Corp.	132	8
Lufkin Industries Inc.	88	8
Berry Petroleum Co. Class A	147	8
* Rosetta Resources Inc.	156	8
* Complete Production Services Inc.	230	8
* Dril-Quip Inc.	101	8
* Energy XXI Bermuda Ltd.	217	7
World Fuel Services Corp.	202	7
* Atwood Oceanics Inc.	166	7
* Unit Corp.	118	7
* Key Energy Services Inc.	369	7
* Bill Barrett Corp.	137	6
* Continental Resources Inc.	92	6
SEACOR Holdings Inc.	61	6
* International Coal Group Inc.	387	6
* Helix Energy Solutions Group Inc.	309	5
* Patriot Coal Corp.	230	5
* McMoRan Exploration Co.	282	5
* Quicksilver Resources Inc.	348	5
Bristow Group Inc.	107	5
* Swift Energy Co.	124	5
* Oasis Petroleum Inc.	144	4
Teekay Corp.	125	4
* Comstock Resources Inc.	139	4
* Stone Energy Corp.	129	4
* Exterran Holdings Inc.	187	4
* Carrizo Oil & Gas Inc.	103	4
* ION Geophysical Corp.	375	4
* Kodiak Oil & Gas Corp.	524	4
Golar LNG Ltd.	108	3
RPC Inc.	129	3
Nordic American Tanker Shipping	139	3
* Northern Oil and Gas Inc.	160	3
* Cobalt International Energy Inc.	219	3
* Tetra Technologies Inc.	224	3
* Gulfmark Offshore Inc.	69	3
Frontline Ltd.	153	3
W&T Offshore Inc.	103	3
* Western Refining Inc.	151	3
* Petroleum Development Corp.	71	3
Ship Finance International Ltd.	132	3
* Newpark Resources Inc.	262	3
* ATP Oil & Gas Corp.	134	3
Apco Oil and Gas International Inc.	28	3
* Gulfport Energy Corp.	81	2
* Pioneer Drilling Co.	159	2
* James River Coal Co.	103	2
Contango Oil & Gas Co.	36	2
* Parker Drilling Co.	342	2
* Hercules Offshore Inc.	339	2
Overseas Shipholding Group Inc.	75	2
* Cloud Peak Energy Inc.	94	2
* Resolute Energy Corp.	114	2
Penn Virginia Corp.	135	2
* Cheniere Energy Inc.	168	2
* CVR Energy Inc.	89	2

* Clean Energy Fuels Corp.	133	2
* Global Industries Ltd.	298	2
* Hornbeck Offshore Services Inc.	69	2
* Basic Energy Services Inc.	68	2
* Tesco Corp.	89	2
* Cal Dive International Inc.	278	2
Targa Resources Corp.	48	2
* Goodrich Petroleum Corp.	73	2
Gulf Island Fabrication Inc.	43	1
* USEC Inc.	339	1
* Willbros Group Inc.	141	1
Crosstex Energy Inc.	123	1
* Energy Partners Ltd.	86	1
* Approach Resources Inc.	52	1
* Petroquest Energy Inc.	162	1
Knightsbridge Tankers Ltd.	61	1
* Clayton Williams Energy Inc.	17	1
* OYO Geospace Corp.	14	1
* BPZ Resources Inc.	287	1
* Rex Energy Corp.	95	1
* Georesources Inc.	50	1
* Harvest Natural Resources Inc.	100	1
* Matrix Service Co.	89	1
* Magnum Hunter Resources Corp.	163	1
* FX Energy Inc.	132	1
* Endeavour International Corp.	79	1
Houston American Energy Corp.	60	1
* Vaalco Energy Inc.	149	1
* Vantage Drilling Co.	510	1
* TransAtlantic Petroleum Ltd.	433	1
* Abraxas Petroleum Corp.	218	1
* PHI Inc.	45	1
* Dawson Geophysical Co.	26	1
Teekay Tankers Ltd. Class A	97	1
* Venoco Inc.	60	1
* GMX Resources Inc.	154	1
* Warren Resources Inc.	209	1
* Rentech Inc.	753	1
* Callon Petroleum Co.	107	1
DHT Holdings Inc.	186	1
* Green Plains Renewable Energy Inc.	70	1
* Gastar Exploration Ltd.	205	1
* Natural Gas Services Group Inc.	36	1
Panhandle Oil and Gas Inc. Class A	21	1
* Uranium Energy Corp.	179	1
* Scorpio Tankers Inc.	50	1
General Maritime Corp.	298	1
* Solazyme Inc.	20	—
* Union Drilling Inc.	43	—
Delek US Holdings Inc.	23	—
* Amyris Inc.	11	—
* Gevo Inc.	15	—
* RigNet Inc.	15	—
* Delta Petroleum Corp.	301	—
* Global Geophysical Services Inc.	12	—
* Syntroleum Corp.	112	—
* REX American Resources Corp.	12	—
* Miller Energy Resources Inc.	34	—

* Evolution Petroleum Corp.	24	—
* L&L Energy Inc.	31	—
* RAM Energy Resources Inc.	92	—
Alon USA Energy Inc.	12	—
* CAMAC Energy Inc.	80	—
Hallador Energy Co.	8	—
* Isramco Inc.	1	—
* Atlas Energy Inc. Escrow	199	—
		5,184
Financials (15.7%)
JPMorgan Chase & Co.	11,542	499
Wells Fargo & Co.	14,117	401
* Berkshire Hathaway Inc. Class B	5,018	397
Bank of America Corp.	29,105	342
Citigroup Inc.	6,137	253
Goldman Sachs Group Inc.	1,487	209
American Express Co.	3,028	156
US Bancorp	5,536	142
Morgan Stanley	4,379	106
Simon Property Group Inc.	847	100
Bank of New York Mellon Corp.	3,502	98
PNC Financial Services Group Inc.	1,520	95
MetLife Inc.	2,015	89
Prudential Financial Inc.	1,342	86
Travelers Cos. Inc.	1,256	78
Capital One Financial Corp.	1,320	72
ACE Ltd.	982	68
State Street Corp.	1,450	66
Aflac Inc.	1,357	65
Chubb Corp.	884	58
Franklin Resources Inc.	429	56
BlackRock Inc.	270	56
BB&T Corp.	2,007	55
CME Group Inc.	189	54
Charles Schwab Corp.	2,870	52
Equity Residential	820	51
AON Corp.	953	50
Allstate Corp.	1,560	49
Marsh & McLennan Cos. Inc.	1,570	48
Public Storage	406	48
T Rowe Price Group Inc.	752	48
Vornado Realty Trust	468	46
HCP Inc.	1,160	44
SunTrust Banks Inc.	1,555	44
Boston Properties Inc.	403	44
Ameriprise Financial Inc.	702	43
Progressive Corp.	1,945	42
Annaly Capital Management Inc.	2,301	42
Loews Corp.	913	38
Discover Financial Services	1,577	38
Fifth Third Bancorp	2,662	35
Hartford Financial Services Group Inc.	1,288	34
Northern Trust Corp.	701	34
AvalonBay Communities Inc.	254	34
Host Hotels & Resorts Inc.	1,909	34
Invesco Ltd.	1,358	34
Weyerhaeuser Co.	1,552	33

Ventas Inc.	546	31
Principal Financial Group Inc.	925	29
NYSE Euronext	755	27
Health Care REIT Inc.	513	27
ProLogis	1,643	27
* SLM Corp.	1,523	26
Lincoln National Corp.	874	26
Regions Financial Corp.	3,630	26
* CIT Group Inc.	577	26
* IntercontinentalExchange Inc.	212	26
Moody's Corp.	594	24
Unum Group	894	24
KeyCorp	2,748	23
Kimco Realty Corp.	1,168	23
XL Group plc Class A	929	22
SL Green Realty Corp.	241	22
* CB Richard Ellis Group Inc. Class A	819	22
New York Community Bancorp Inc.	1,254	20
Macerich Co.	372	20
Leucadia National Corp.	558	20
M&T Bank Corp.	222	20
General Growth Properties Inc.	1,177	19
Plum Creek Timber Co. Inc.	468	19
Comerica Inc.	506	18
AMB Property Corp.	481	18
Digital Realty Trust Inc.	264	16
Huntington Bancshares Inc.	2,467	16
Nationwide Health Properties Inc.	366	16
Federal Realty Investment Trust	178	16
* Genworth Financial Inc. Class A	1,401	16
* Affiliated Managers Group Inc.	147	16
Rayonier Inc.	232	15
Legg Mason Inc.	441	15
Alexandria Real Estate Equities Inc.	180	15
Torchmark Corp.	224	15
PartnerRe Ltd.	195	15
TD Ameritrade Holding Corp.	663	14
Everest Re Group Ltd.	160	14
UDR Inc.	525	14
People's United Financial Inc.	1,010	13
Reinsurance Group of America Inc. Class A	212	13
* Arch Capital Group Ltd.	396	13
Camden Property Trust	203	13
Realty Income Corp.	367	13
* E*Trade Financial Corp.	812	13
Zions Bancorporation	538	13
Essex Property Trust Inc.	93	13
First Niagara Financial Group Inc.	894	13
Cincinnati Financial Corp.	416	13
Marshall & Ilsley Corp.	1,551	12
Hudson City Bancorp Inc.	1,345	12
* MSCI Inc. Class A	319	12
Liberty Property Trust	333	12
* Markel Corp.	29	12
Jones Lang LaSalle Inc.	122	12
WR Berkley Corp.	354	12
Chimera Investment Corp.	2,969	12
Axis Capital Holdings Ltd.	347	11

HCC Insurance Holdings Inc.	339	11
Duke Realty Corp.	740	11
Regency Centers Corp.	240	11
BRE Properties Inc.	217	11
American Capital Agency Corp.	361	11
Eaton Vance Corp.	347	11
Fidelity National Financial Inc. Class A	676	11
RenaissanceRe Holdings Ltd.	149	11
Assurant Inc.	288	11
Lazard Ltd. Class A	271	11
Raymond James Financial Inc.	292	10
SEI Investments Co.	441	10
Senior Housing Properties Trust	418	10
Ares Capital Corp.	592	10
* American Capital Ltd.	1,000	10
Waddell & Reed Financial Inc. Class A	254	10
American International Group Inc.	344	10
Taubman Centers Inc.	161	10
Commerce Bancshares Inc.	224	10
Old Republic International Corp.	762	9
Weingarten Realty Investors	354	9
Assured Guaranty Ltd.	542	9
Apartment Investment & Management Co.	345	9
Arthur J Gallagher & Co.	319	9
Hospitality Properties Trust	364	9
Cullen/Frost Bankers Inc.	154	9
Mack-Cali Realty Corp.	253	9
Transatlantic Holdings Inc.	189	9
Brown & Brown Inc.	333	9
East West Bancorp Inc.	436	9
* Popular Inc.	3,012	9
* NASDAQ OMX Group Inc.	337	9
White Mountains Insurance Group Ltd.	21	9
Developers Diversified Realty Corp.	588	9
American Financial Group Inc.	234	8
MFA Financial Inc.	1,001	8
First Horizon National Corp.	776	8
Jefferies Group Inc.	368	8
BioMed Realty Trust Inc.	386	8
CBL & Associates Properties Inc.	407	8
City National Corp.	135	8
Douglas Emmett Inc.	361	8
Highwoods Properties Inc.	210	8
* SVB Financial Group	124	7
* Forest City Enterprises Inc. Class A	379	7
Associated Banc-Corp	510	7
Mid-America Apartment Communities Inc.	104	7
Kilroy Realty Corp.	169	7
* Signature Bank	122	7
Corporate Office Properties Trust	196	7
TCF Financial Corp.	460	7
Home Properties Inc.	111	7
American Campus Communities Inc.	194	7
Bank of Hawaii Corp.	143	7
Valley National Bancorp	497	7
Federated Investors Inc. Class B	262	7
Entertainment Properties Trust	138	7
* Allied World Assurance Co. Holdings Ltd.	110	7

* Alleghany Corp.	20	7
* Howard Hughes Corp.	87	7
Tanger Factory Outlet Centers	238	7
Washington Real Estate Investment Trust	189	7
Fulton Financial Corp.	585	7
Apollo Investment Corp.	571	7
* ProAssurance Corp.	91	6
National Retail Properties Inc.	245	6
Omega Healthcare Investors Inc.	290	6
Hatteras Financial Corp.	211	6
CapitalSource Inc.	950	6
LaSalle Hotel Properties	219	6
Protective Life Corp.	252	6
* Stifel Financial Corp.	151	6
Post Properties Inc.	144	6
StanCorp Financial Group Inc.	140	6
Prosperity Bancshares Inc.	138	6
Validus Holdings Ltd.	186	6
* St. Joe Co.	273	6
Starwood Property Trust Inc.	271	6
Erie Indemnity Co. Class A	82	6
DiamondRock Hospitality Co.	488	6
Janus Capital Group Inc.	542	6
Extra Space Storage Inc.	257	6
Alterra Capital Holdings Ltd.	244	6
CommonWealth REIT	212	6
Synovus Financial Corp.	2,306	5
Aspen Insurance Holdings Ltd.	203	5
Hanover Insurance Group Inc.	132	5
Washington Federal Inc.	332	5
FirstMerit Corp.	318	5
* CNO Financial Group Inc.	654	5
Brandywine Realty Trust	387	5
First American Financial Corp.	306	5
Greenhill & Co. Inc.	87	5
Colonial Properties Trust	229	5
* MGIC Investment Corp.	592	5
Invesco Mortgage Capital Inc.	207	5
Iberiabank Corp.	80	5
Equity Lifestyle Properties Inc.	78	5
Cash America International Inc.	88	5
Trustmark Corp.	189	5
Unitrin Inc.	151	5
* Ezcorp Inc. Class A	137	5
* Portfolio Recovery Associates Inc.	51	4
Westamerica Bancorporation	87	4
Webster Financial Corp.	209	4
Potlatch Corp.	118	4
DCT Industrial Trust Inc.	730	4
Healthcare Realty Trust Inc.	187	4
Northwest Bancshares Inc.	326	4
Delphi Financial Group Inc.	140	4
Medical Properties Trust Inc.	328	4
Umpqua Holdings Corp.	338	4
UMB Financial Corp.	94	4
* MBIA Inc.	452	4
Endurance Specialty Holdings Ltd.	97	4
BOK Financial Corp.	74	4

Whitney Holding Corp.	285	4
Cathay General Bancorp	231	4
EastGroup Properties Inc.	80	4
FNB Corp.	355	4
* First Cash Financial Services Inc.	89	4
Astoria Financial Corp.	254	4
Platinum Underwriters Holdings Ltd.	106	4
Redwood Trust Inc.	230	4
* Sunstone Hotel Investors Inc.	348	4
* PHH Corp.	165	3
* Knight Capital Group Inc. Class A	280	3
National Health Investors Inc.	73	3
Sovran Self Storage Inc.	81	3
Montpelier Re Holdings Ltd.	180	3
* World Acceptance Corp.	50	3
Mercury General Corp.	80	3
Susquehanna Bancshares Inc.	382	3
RLI Corp.	55	3
Wintrust Financial Corp.	102	3
Prospect Capital Corp.	282	3
First Financial Bankshares Inc.	62	3
Hancock Holding Co.	101	3
PS Business Parks Inc.	56	3
DuPont Fabros Technology Inc.	122	3
Piedmont Office Realty Trust Inc. Class A	154	3
BancorpSouth Inc.	246	3
MB Financial Inc.	158	3
U-Store-It Trust	278	3
First Citizens BancShares Inc. Class A	16	3
Glimcher Realty Trust	295	3
Glacier Bancorp Inc.	212	3
Pebblebrook Hotel Trust	137	3
Old National Bancorp	275	3
Lexington Realty Trust	311	3
* Kindred Healthcare Inc.	117	3
* First Industrial Realty Trust Inc.	226	3
Pennsylvania Real Estate Investment Trust	164	3
National Penn Bancshares Inc.	372	3
* Dollar Financial Corp.	123	3
Franklin Street Properties Corp.	204	3
* Strategic Hotels & Resorts Inc.	417	3
United Bankshares Inc.	115	3
Capstead Mortgage Corp.	208	3
First Financial Bancorp	172	3
Alexander's Inc.	7	3
* Texas Capital Bancshares Inc.	109	3
* Ocwen Financial Corp.	226	3
International Bancshares Corp.	158	3
First Midwest Bancorp Inc.	219	3
Tower Group Inc.	110	3
* MF Global Holdings Ltd.	341	3
Selective Insurance Group Inc.	158	3
Cypress Sharpridge Investments Inc.	201	3
Community Bank System Inc.	102	3
Anworth Mortgage Asset Corp.	350	3
Provident Financial Services Inc.	177	3
PrivateBancorp Inc. Class A	154	3
CNA Financial Corp.	82	3

Park National Corp.	37	3
First Potomac Realty Trust	147	2
Acadia Realty Trust	119	2
* TFS Financial Corp.	238	2
CVB Financial Corp.	271	2
Cousins Properties Inc.	273	2
Hersha Hospitality Trust Class A	397	2
Fifth Street Finance Corp.	193	2
* iStar Financial Inc.	275	2
LTC Properties Inc.	80	2
Equity One Inc.	118	2
Sterling Bancshares Inc.	270	2
optionsXpress Holdings Inc.	125	2
Investors Real Estate Trust	236	2
Sun Communities Inc.	57	2
NBT Bancorp Inc.	102	2
* FelCor Lodging Trust Inc.	360	2
American Equity Investment Life Holding Co.	172	2
KBW Inc.	105	2
* Greenlight Capital Re Ltd. Class A	85	2
Associated Estates Realty Corp.	132	2
Argo Group International Holdings Ltd.	75	2
Government Properties Income Trust	82	2
Two Harbors Investment Corp.	200	2
* Enstar Group Ltd.	21	2
* Investors Bancorp Inc.	142	2
Columbia Banking System Inc.	118	2
Inland Real Estate Corp.	232	2
American Assets Trust Inc.	94	2
BlackRock Kelso Capital Corp.	211	2
* Pico Holdings Inc.	70	2
Employers Holdings Inc.	124	2
Oritani Financial Corp.	164	2
* Forestar Group Inc.	108	2
* Investment Technology Group Inc.	130	2
Infinity Property & Casualty Corp.	37	2
MarketAxess Holdings Inc.	82	2
Horace Mann Educators Corp.	120	2
Radian Group Inc.	392	2
Wesco Financial Corp.	5	2
PacWest Bancorp	91	2
Ashford Hospitality Trust Inc.	134	2
Independent Bank Corp.	64	2
Interactive Brokers Group Inc.	108	2
Education Realty Trust Inc.	213	2
Bank of the Ozarks Inc.	38	2
* LPL Investment Holdings Inc.	51	2
Compass Diversified Holdings	116	2
First Commonwealth Financial Corp.	309	2
Colony Financial Inc.	95	2
Nelnet Inc. Class A	79	2
* Navigators Group Inc.	36	2
Evercore Partners Inc. Class A	46	2
American National Insurance Co.	21	2
CreXus Investment Corp.	148	2
Safety Insurance Group Inc.	37	2
Getty Realty Corp.	64	2
Oriental Financial Group Inc.	134	2

* National Financial Partners Corp.	123	2
Cohen & Steers Inc.	52	2
Capitol Federal Financial Inc.	133	2
Meadowbrook Insurance Group Inc.	159	2
Home Bancshares Inc.	65	2
* Pinnacle Financial Partners Inc.	100	2
MCG Capital Corp.	225	2
Primerica Inc.	72	2
* Piper Jaffray Cos.	46	2
* Encore Capital Group Inc.	46	2
Brookline Bancorp Inc.	174	2
Universal Health Realty Income Trust	35	2
Amtrust Financial Services Inc.	66	2
Ramco-Gershenson Properties Trust	113	1
City Holding Co.	46	1
Banco Latinoamericano de Comercio Exterior SA	81	1
Boston Private Financial Holdings Inc.	220	1
* Tejon Ranch Co.	39	1
Chemical Financial Corp.	73	1
* Western Alliance Bancorp	193	1
* AMERISAFE Inc.	61	1
* Internet Capital Group Inc.	108	1
BGC Partners Inc. Class A	169	1
* TradeStation Group Inc.	142	1
Symetra Financial Corp.	103	1
* CNA Surety Corp.	52	1
PennyMac Mortgage Investment Trust	80	1
Maiden Holdings Ltd.	145	1
* Credit Acceptance Corp.	17	1
S&T Bancorp Inc.	73	1
Retail Opportunity Investments Corp.	124	1
Sandy Spring Bancorp Inc.	72	1
WesBanco Inc.	68	1
PennantPark Investment Corp.	108	1
Trustco Bank Corp. NY	226	1
Simmons First National Corp. Class A	51	1
Walter Investment Management Corp.	76	1
Flagstone Reinsurance Holdings SA	150	1
Chesapeake Lodging Trust	73	1
* FPIC Insurance Group Inc.	31	1
United Fire & Casualty Co.	67	1
Campus Crest Communities Inc.	99	1
Urstadt Biddle Properties Inc. Class A	66	1
Sabra Healthcare REIT Inc.	72	1
Flushing Financial Corp.	93	1
FBL Financial Group Inc. Class A	39	1
SCBT Financial Corp.	39	1
Hercules Technology Growth Capital Inc.	111	1
First Financial Corp.	37	1
Parkway Properties Inc.	65	1
Duff & Phelps Corp. Class A	81	1
* Safeguard Scientifics Inc.	61	1
Lakeland Financial Corp.	52	1
* Citizens Republic Bancorp Inc.	1,336	1
* Global Indemnity plc	50	1
Community Trust Bancorp Inc.	42	1
* Hilltop Holdings Inc.	117	1
Washington Trust Bancorp Inc.	49	1

Artio Global Investors Inc. Class A	82	1
Dime Community Bancshares Inc.	80	1
Harleysville Group Inc.	35	1
Renasant Corp.	74	1
CBOE Holdings Inc.	42	1
Danvers Bancorp Inc.	49	1
* Financial Engines Inc.	44	1
OneBeacon Insurance Group Ltd. Class A	73	1
Provident New York Bancorp	118	1
* HFF Inc. Class A	66	1
1st Source Corp.	51	1
National Western Life Insurance Co. Class A	7	1
GAMCO Investors Inc.	23	1
Southside Bancshares Inc.	52	1
* West Coast Bancorp	60	1
* eHealth Inc.	79	1
Cardinal Financial Corp.	94	1
Berkshire Hills Bancorp Inc.	47	1
* Newcastle Investment Corp.	189	1
* Intl. FCStone Inc.	40	1
Advance America Cash Advance Centers Inc.	167	1
TowneBank	74	1
MVC Capital Inc.	76	1
Resource Capital Corp.	151	1
Coresite Realty Corp.	57	1
SY Bancorp Inc.	41	1
First Busey Corp.	197	1
Bancfirst Corp.	25	1
* Virtus Investment Partners Inc.	18	1
Oppenheimer Holdings Inc. Class A	35	1
NorthStar Realty Finance Corp.	227	1
United Financial Bancorp Inc.	61	1
Main Street Capital Corp.	52	1
Univest Corp. of Pennsylvania	57	1
Tompkins Financial Corp.	25	1
TICC Capital Corp.	94	1
Triangle Capital Corp.	50	1
* Nara Bancorp Inc.	113	1
* Beneficial Mutual Bancorp Inc.	113	1
Northfield Bancorp Inc.	67	1
CapLease Inc.	185	1
Winthrop Realty Trust	77	1
Calamos Asset Management Inc. Class A	63	1
Hudson Valley Holding Corp.	43	1
Capital Southwest Corp.	10	1
* Bancorp Inc.	92	1
Territorial Bancorp Inc.	46	1
Cogdell Spencer Inc.	154	1
* Kennedy-Wilson Holdings Inc.	80	1
Saul Centers Inc.	23	1
Sterling Bancorp	96	1
Apollo Commercial Real Estate Finance Inc.	56	1
* Phoenix Cos. Inc.	384	1
GFI Group Inc.	201	1
* NewStar Financial Inc.	93	1
* Citizens Inc.	131	1
Kite Realty Group Trust	181	1
Westfield Financial Inc.	106	1

Cedar Shopping Centers Inc.	168	1
Camden National Corp.	27	1
Dynex Capital Inc.	89	1
StellarOne Corp.	70	1
German American Bancorp Inc.	48	1
Abington Bancorp Inc.	74	1
* Southwest Bancorp Inc.	67	1
* Ameris Bancorp	90	1
WSFS Financial Corp.	20	1
First Merchants Corp.	97	1
* Center Financial Corp.	123	1
Trico Bancshares	54	1
Westwood Holdings Group Inc.	22	1
* Eagle Bancorp Inc.	63	1
* Netspend Holdings Inc.	95	1
Chatham Lodging Trust	45	1
Tower Bancorp Inc.	35	1
Great Southern Bancorp Inc.	39	1
Heartland Financial USA Inc.	50	1
Arrow Financial Corp.	29	1
Monmouth Real Estate Investment Corp. Class A	82	1
RAIT Financial Trust	329	1
State Auto Financial Corp.	42	1
* Green Dot Corp. Class A	18	1
Hudson Pacific Properties Inc.	43	1
Financial Institutions Inc.	41	1
Union First Market Bankshares Corp.	52	1
First Community Bancshares Inc.	45	1
FXCM Inc. Class A	66	1
Lakeland Bancorp Inc.	63	1
SeaBright Holdings Inc.	64	1
Epoch Holding Corp.	38	1
Presidential Life Corp.	60	1
Gladstone Capital Corp.	62	1
* PMI Group Inc.	421	1
Enterprise Financial Services Corp.	43	1
CoBiz Financial Inc.	94	1
Republic Bancorp Inc. Class A	29	1
Bank of Marin Bancorp	16	1
Washington Banking Co.	44	1
Kayne Anderson Energy Development Co.	30	1
OceanFirst Financial Corp.	42	1
* American Safety Insurance Holdings Ltd.	30	1
Heritage Financial Corp.	41	1
* United Community Banks Inc.	252	1
Baldwin & Lyons Inc.	24	1
Gladstone Commercial Corp.	28	1
National Bankshares Inc.	21	1
First Bancorp	44	1
* Imperial Holdings Inc.	51	1
Citizens & Northern Corp.	36	1
NGP Capital Resources Co.	63	1
One Liberty Properties Inc.	31	1
* 1st United Bancorp Inc.	77	—
* Walker & Dunlop Inc.	31	—
* Solar Senior Capital Ltd.	23	—
Medley Capital Corp.	33	—
Crawford & Co. Class B	50	—

State Bancorp Inc.	28	—
Agree Realty Corp.	16	—
Arlington Asset Investment Corp. Class A	12	—
Bryn Mawr Bank Corp.	16	—
First of Long Island Corp.	12	—
Diamond Hill Investment Group Inc.	4	—
Orrstown Financial Services Inc.	12	—
ViewPoint Financial Group	24	—
SWS Group Inc.	48	—
Home Federal Bancorp Inc.	28	—
* FBR Capital Markets Corp.	85	—
Federal Agricultural Mortgage Corp.	16	—
Bancorp Rhode Island Inc.	7	—
Bank Mutual Corp.	74	—
Stewart Information Services Corp.	28	—
* Harris & Harris Group Inc.	51	—
Excel Trust Inc.	24	—
Centerstate Banks Inc.	41	—
* OmniAmerican Bancorp Inc.	20	—
* Gleacher & Co. Inc.	128	—
* Avatar Holdings Inc.	16	—
First Interstate Bancsystem Inc.	20	—
Penns Woods Bancorp Inc.	8	—
Donegal Group Inc. Class A	20	—
First Financial Holdings Inc.	28	—
CNB Financial Corp.	20	—
Terreno Realty Corp.	16	—
BankFinancial Corp.	32	—
Gladstone Investment Corp.	36	—
Pacific Continental Corp.	29	—
Bridge Bancorp Inc.	12	—
* Edelman Financial Group Inc.	33	—
ESSA Bancorp Inc.	22	—
National Interstate Corp.	12	—
* Metro Bancorp Inc.	22	—
* Cowen Group Inc. Class A	60	—
MainSource Financial Group Inc.	32	—
Suffolk Bancorp	16	—
* LaBranche & Co. Inc.	60	—
Consolidated-Tomoka Land Co.	8	—
Kansas City Life Insurance Co.	8	—
Alliance Financial Corp.	8	—
First Bancorp Inc.	16	—
Mission West Properties Inc.	28	—
Medallion Financial Corp.	24	—
Kearny Financial Corp.	24	—
* MPG Office Trust Inc.	79	—
THL Credit Inc.	16	—
Capital City Bank Group Inc.	20	—
* Meridian Interstate Bancorp Inc.	16	—
Sierra Bancorp	19	—
Ames National Corp.	12	—
ESB Financial Corp.	18	—
Peapack Gladstone Financial Corp.	16	—
* Ladenburg Thalmann Financial Services Inc.	148	—
Golub Capital BDC Inc.	13	—
* Virginia Commerce Bancorp Inc.	35	—
Merchants Bancshares Inc.	8	—

* Hanmi Financial Corp.	167	—
Peoples Bancorp Inc.	16	—
Solar Capital Ltd.	8	—
West Bancorporation Inc.	24	—
* Thomas Properties Group Inc.	56	—
* BofI Holding Inc.	12	—
* Home Bancorp Inc.	12	—
American National Bankshares Inc.	9	—
Clifton Savings Bancorp Inc.	16	—
Rockville Financial Inc.	18	—
UMH Properties Inc.	17	—
JMP Group Inc.	24	—
Midsouth Bancorp Inc.	12	—
MidWestOne Financial Group Inc.	12	—
* First Marblehead Corp.	91	—
* Gain Capital Holdings Inc.	27	—
* Marlin Business Services Corp.	13	—
* Fortegra Financial Corp.	17	—
EMC Insurance Group Inc.	8	—
* Taylor Capital Group Inc.	16	—
Universal Insurance Holdings Inc.	28	—
* First BanCorp	29	—
* Encore Bancshares Inc.	12	—
* Hallmark Financial Services	20	—
* Flagstar Bancorp Inc.	100	—
* Primus Guaranty Ltd.	28	—
Roma Financial Corp.	12	—
Asta Funding Inc.	16	—
* Penson Worldwide Inc.	32	—
Fox Chase Bancorp Inc.	8	—
Century Bancorp Inc. Class A	4	—
* Wilshire Bancorp Inc.	32	—
* Asset Acceptance Capital Corp.	24	—
Life Partners Holdings Inc.	16	—
* Doral Financial Corp.	35	—
Pzena Investment Management Inc. Class A	12	—
California First National Bancorp	4	—
Heritage Financial Group Inc.	5	—
* CompuCredit Holdings Corp.	15	—
* Green Bankshares Inc.	20	—
First South Bancorp Inc.	12	—
Kaiser Federal Financial Group Inc.	4	—
* NASB Financial Inc.	4	—
Porter Bancorp Inc.	8	—
* Rodman & Renshaw Capital Group Inc.	25	—
* Waterstone Financial Inc.	12	—
		6,903
Health Care (11.7%)
Johnson & Johnson	8,001	538
Pfizer Inc.	23,400	502
Merck & Co. Inc.	9,046	332
Abbott Laboratories	4,478	234
* Amgen Inc.	2,766	167
UnitedHealth Group Inc.	3,112	152
Bristol-Myers Squibb Co.	4,966	143
Medtronic Inc.	3,181	129
Eli Lilly & Co.	2,936	113

Baxter International Inc.	1,720	102
* Gilead Sciences Inc.	2,296	96
* Express Scripts Inc.	1,584	94
WellPoint Inc.	1,086	85
* Celgene Corp.	1,337	81
Covidien plc	1,449	80
Allergan Inc.	880	73
* Thermo Fisher Scientific Inc.	1,107	72
* Medco Health Solutions Inc.	1,170	70
* Biogen Idec Inc.	701	66
McKesson Corp.	734	63
Stryker Corp.	913	57
Becton Dickinson and Co.	641	56
* Agilent Technologies Inc.	1,010	50
St. Jude Medical Inc.	958	49
Aetna Inc.	1,100	48
Cardinal Health Inc.	1,050	48
CIGNA Corp.	802	40
* Intuitive Surgical Inc.	114	40
* Humana Inc.	494	40
* Zimmer Holdings Inc.	555	38
AmerisourceBergen Corp. Class A	819	34
* Boston Scientific Corp.	4,393	32
* Vertex Pharmaceuticals Inc.	583	32
* Laboratory Corp. of America Holdings	301	30
* Forest Laboratories Inc.	825	30
* Mylan Inc.	1,258	30
* Edwards Lifesciences Corp.	327	29
CR Bard Inc.	249	28
* Life Technologies Corp.	527	27
* Illumina Inc.	370	27
* Hospira Inc.	479	27
* Waters Corp.	267	26
* Alexion Pharmaceuticals Inc.	515	24
* Cerner Corp.	199	24
* DaVita Inc.	280	24
* Varian Medical Systems Inc.	339	23
Quest Diagnostics Inc.	374	22
Perrigo Co.	234	20
* Watson Pharmaceuticals Inc.	306	20
* Henry Schein Inc.	261	19
* Dendreon Corp.	417	18
* Cephalon Inc.	215	17
Beckman Coulter Inc.	200	17
DENTSPLY International Inc.	418	16
* Mettler-Toledo International Inc.	97	16
* Hologic Inc.	738	16
* CareFusion Corp.	523	15
* Coventry Health Care Inc.	428	15
* Human Genome Sciences Inc.	534	15
Universal Health Services Inc. Class B	260	14
* ResMed Inc.	439	14
* Endo Pharmaceuticals Holdings Inc.	337	14
* IDEXX Laboratories Inc.	168	13
* Regeneron Pharmaceuticals Inc.	202	12
* Gen-Probe Inc.	146	12
Omnicare Inc.	354	11
* Kinetic Concepts Inc.	185	11

* AMERIGROUP Corp.	150	11
Patterson Cos. Inc.	302	10
* SXC Health Solutions Corp.	176	10
* Mednax Inc.	135	10
* Covance Inc.	172	10
Cooper Cos. Inc.	132	10
* Alere Inc.	247	10
PerkinElmer Inc.	347	10
* Pharmasset Inc.	93	10
* United Therapeutics Corp.	142	9
* Tenet Healthcare Corp.	1,426	9
Pharmaceutical Product Development Inc.	311	9
Techne Corp.	110	9
Lincare Holdings Inc.	293	9
* Healthspring Inc.	197	9
* Health Net Inc.	267	9
Hill-Rom Holdings Inc.	187	9
* BioMarin Pharmaceutical Inc.	300	9
* Health Management Associates Inc. Class A	738	8
* Community Health Systems Inc.	280	8
* Onyx Pharmaceuticals Inc.	185	8
* Healthsouth Corp.	275	8
* Catalyst Health Solutions Inc.	123	8
Teleflex Inc.	118	7
* Bio-Rad Laboratories Inc. Class A	58	7
* Myriad Genetics Inc.	273	7
* Allscripts Healthcare Solutions Inc.	342	7
* Salix Pharmaceuticals Ltd.	168	7
Medicis Pharmaceutical Corp. Class A	179	7
* Cubist Pharmaceuticals Inc.	173	7
* American Medical Systems Holdings Inc.	222	7
* Brookdale Senior Living Inc. Class A	252	7
Owens & Minor Inc.	187	7
Warner Chilcott plc Class A	266	6
STERIS Corp.	175	6
* HMS Holdings Corp.	80	6
* LifePoint Hospitals Inc.	148	6
* VCA Antech Inc.	253	6
* WellCare Health Plans Inc.	125	6
* Thoratec Corp.	169	6
* Amylin Pharmaceuticals Inc.	423	6
* Charles River Laboratories International Inc.	148	6
* Cepheid Inc.	175	6
* Sirona Dental Systems Inc.	100	5
* Magellan Health Services Inc.	100	5
* Seattle Genetics Inc.	271	5
* Alkermes Inc.	280	5
* InterMune Inc.	136	5
* Centene Corp.	145	5
* Haemonetics Corp.	74	5
* Impax Laboratories Inc.	185	5
* PSS World Medical Inc.	169	5
* Theravance Inc.	186	5
Masimo Corp.	153	5
* Volcano Corp.	149	5
Quality Systems Inc.	54	5
West Pharmaceutical Services Inc.	100	5
* Incyte Corp. Ltd.	259	5

* Viropharma Inc.	230	4
* athenahealth Inc.	98	4
* Talecris Biotherapeutics Holdings Corp.	152	4
* Parexel International Corp.	173	4
* Immucor Inc.	206	4
* Align Technology Inc.	175	4
* Exelixis Inc.	366	4
* Bruker Corp.	215	4
Chemed Corp.	59	4
* NuVasive Inc.	116	4
* Zoll Medical Corp.	64	4
* Acorda Therapeutics Inc.	115	4
* Questcor Pharmaceuticals Inc.	163	4
* Par Pharmaceutical Cos. Inc.	103	4
* Ariad Pharmaceuticals Inc.	374	3
* Nektar Therapeutics	334	3
* Integra LifeSciences Holdings Corp.	63	3
* MWI Veterinary Supply Inc.	37	3
* Medicines Co.	159	3
* Neogen Corp.	67	3
* MAKO Surgical Corp.	90	3
Invacare Corp.	87	3
Meridian Bioscience Inc.	121	3
* DexCom Inc.	182	3
* RehabCare Group Inc.	74	3
* Auxilium Pharmaceuticals Inc.	124	3
* Insulet Corp.	131	3
* Momenta Pharmaceuticals Inc.	138	3
PDL BioPharma Inc.	414	3
* Arthrocare Corp.	80	3
* Cyberonics Inc.	82	3
* Amedisys Inc.	85	3
* Isis Pharmaceuticals Inc.	278	3
* IPC The Hospitalist Co. Inc.	49	3
* CONMED Corp.	87	2
* Luminex Corp.	117	2
* Medivation Inc.	101	2
* Immunogen Inc.	200	2
* Amsurg Corp. Class A	93	2
* Sequenom Inc.	291	2
* Gentiva Health Services Inc.	92	2
* NPS Pharmaceuticals Inc.	233	2
* Orthofix International NV	52	2
* Vivus Inc.	238	2
* Air Methods Corp.	34	2
* Abaxis Inc.	66	2
* Merit Medical Systems Inc.	104	2
* HeartWare International Inc.	28	2
* Greatbatch Inc.	69	2
* Hanger Orthopedic Group Inc.	78	2
Analogic Corp.	36	2
* Molina Healthcare Inc.	70	2
* MedAssets Inc.	128	2
Computer Programs & Systems Inc.	29	2
* Bio-Reference Labs Inc.	72	2
* Micromet Inc.	289	2
* Wright Medical Group Inc.	115	2
* ABIOMED Inc.	93	2

Landauer Inc.	29	2
* Savient Pharmaceuticals Inc.	202	2
* Sunrise Senior Living Inc.	165	2
* Healthways Inc.	101	2
* Targacept Inc.	71	2
* Geron Corp.	361	2
* Halozyme Therapeutics Inc.	231	2
* Emeritus Corp.	66	2
* Spectrum Pharmaceuticals Inc.	161	2
* NxStage Medical Inc.	81	2
* ICU Medical Inc.	35	2
* Enzon Pharmaceuticals Inc.	144	2
* Emergent Biosolutions Inc.	60	2
* Optimer Pharmaceuticals Inc.	102	2
* Omnicell Inc.	96	2
* Select Medical Holdings Corp.	154	1
* SIGA Technologies Inc.	103	1
* SonoSite Inc.	40	1
* Natus Medical Inc.	85	1
* Depomed Inc.	153	1
* Jazz Pharmaceuticals Inc.	47	1
* Syneron Medical Ltd.	105	1
* Endologix Inc.	159	1
Ensign Group Inc.	45	1
* OraSure Technologies Inc.	155	1
National Healthcare Corp.	28	1
* Triple-S Management Corp. Class B	60	1
* Rigel Pharmaceuticals Inc.	159	1
* Medidata Solutions Inc.	57	1
* Emdeon Inc. Class A	85	1
* Affymetrix Inc.	214	1
* Genomic Health Inc.	46	1
* LHC Group Inc.	46	1
* Akorn Inc.	182	1
* AVANIR Pharmaceuticals Inc.	274	1
Pain Therapeutics Inc.	124	1
* Corvel Corp.	23	1
* Neurocrine Biosciences Inc.	146	1
* AMAG Pharmaceuticals Inc.	65	1
* ZIOPHARM Oncology Inc.	168	1
* Team Health Holdings Inc.	53	1
* Exact Sciences Corp.	159	1
* Conceptus Inc.	93	1
* Quidel Corp.	76	1
* Symmetry Medical Inc.	114	1
* Accuray Inc.	152	1
* Angiodynamics Inc.	73	1
* Rural/Metro Corp.	66	1
* Cadence Pharmaceuticals Inc.	117	1
* Merge Healthcare Inc.	185	1
* PharMerica Corp.	91	1
* Ardea Biosciences Inc.	44	1
* Arqule Inc.	152	1
Assisted Living Concepts Inc. Class A	32	1
* Caliper Life Sciences Inc.	149	1
Cantel Medical Corp.	44	1
* Opko Health Inc.	273	1
* Alnylam Pharmaceuticals Inc.	98	1

* eResearchTechnology Inc.	161	1
* Durect Corp.	288	1
* Sangamo Biosciences Inc.	141	1
* Lexicon Pharmaceuticals Inc.	603	1
* AMN Healthcare Services Inc.	112	1
* Medcath Corp.	70	1
* MAP Pharmaceuticals Inc.	55	1
* Unilife Corp.	184	1
* Palomar Medical Technologies Inc.	63	1
* Metabolix Inc.	101	1
* XenoPort Inc.	115	1
* Pharmacyclics Inc.	126	1
* Universal American Corp.	95	1
* Accretive Health Inc.	36	1
* Cross Country Healthcare Inc.	114	1
* Five Star Quality Care Inc.	112	1
* Nabi Biopharmaceuticals	157	1
* Dynavax Technologies Corp.	311	1
* Biosante Pharmaceuticals Inc.	269	1
* Keryx Biopharmaceuticals Inc.	155	1
* MannKind Corp.	205	1
* Immunomedics Inc.	189	1
* Curis Inc.	219	1
* Almost Family Inc.	27	1
* Hi-Tech Pharmacal Co. Inc.	29	1
* Inhibitex Inc.	175	1
* Vanda Pharmaceuticals Inc.	107	1
* Vical Inc.	206	1
* Delcath Systems Inc.	130	1
* Vital Images Inc.	42	1
US Physical Therapy Inc.	30	1
* Capital Senior Living Corp.	79	1
* SurModics Inc.	51	1
Atrion Corp.	4	1
* Solta Medical Inc.	232	1
* Transcend Services Inc.	27	1
America Service Group Inc.	27	1
* AVI BioPharma Inc.	429	1
* Progenics Pharmaceuticals Inc.	83	1
* Skilled Healthcare Group Inc.	58	1
* Vascular Solutions Inc.	49	1
* Idenix Pharmaceuticals Inc.	134	1
* ExamWorks Group Inc.	25	1
* Novavax Inc.	262	1
* Allos Therapeutics Inc.	284	1
* Chelsea Therapeutics International Ltd.	137	1
* TomoTherapy Inc.	140	1
* American Dental Partners Inc.	46	1
* AVEO Pharmaceuticals Inc.	33	1
* Ironwood Pharmaceuticals Inc.	40	1
* Ligand Pharmaceuticals Inc. Class B	57	1
* Chindex International Inc.	40	1
* Synovis Life Technologies Inc.	34	1
* Spectranetics Corp.	97	1
* Cytori Therapeutics Inc.	101	1
* Sun Healthcare Group Inc.	57	1
* Affymax Inc.	79	1
* Arena Pharmaceuticals Inc.	387	1

* Zalicus Inc.	203	1
* BioMimetic Therapeutics Inc.	64	1
* Providence Service Corp.	38	1
* Endocyte Inc.	42	1
* BioScrip Inc.	64	1
* Orthovita Inc.	108	—
* Dyax Corp.	160	—
* Kendle International Inc.	24	—
* Pacific Biosciences of California Inc.	30	—
* Sciclone Pharmaceuticals Inc.	60	—
* ePocrates Inc.	16	—
* Staar Surgical Co.	56	—
* Alphatec Holdings Inc.	84	—
* Kensey Nash Corp.	12	—
* Metropolitan Health Networks Inc.	64	—
* SuperGen Inc.	92	—
* Santarus Inc.	84	—
* Fluidigm Corp.	19	—
* IRIS International Inc.	28	—
Maxygen Inc.	52	—
* Furiex Pharmaceuticals Inc.	16	—
* Obagi Medical Products Inc.	27	—
* CryoLife Inc.	48	—
* RTI Biologics Inc.	88	—
* Nymox Pharmaceutical Corp.	31	—
* Corcept Therapeutics Inc.	48	—
* Array Biopharma Inc.	88	—
* Cambrex Corp.	48	—
* Medical Action Industries Inc.	24	—
Young Innovations Inc.	8	—
* Pozen Inc.	44	—
* Continucare Corp.	48	—
* Exactech Inc.	12	—
* CardioNet Inc.	40	—
* Enzo Biochem Inc.	55	—
* Cerus Corp.	73	—
* Peregrine Pharmaceuticals Inc.	102	—
* Antares Pharma Inc.	117	—
* Synta Pharmaceuticals Corp.	37	—
* Cynosure Inc. Class A	16	—
* Aegerion Pharmaceuticals Inc.	11	—
* Codexis Inc.	19	—
* Osiris Therapeutics Inc.	28	—
* Biotime Inc.	39	—
* Albany Molecular Research Inc.	40	—
* Hansen Medical Inc.	68	—
* Biospecifics Technologies Corp.	8	—
* Cutera Inc.	21	—
* Alliance HealthCare Services Inc.	44	—
* Celldex Therapeutics Inc.	52	—
* Allied Healthcare International Inc.	72	—
* LCA-Vision Inc.	32	—
* Stereotaxis Inc.	51	—
* Complete Genomics Inc.	11	—
* Infinity Pharmaceuticals Inc.	24	—
* BioCryst Pharmaceuticals Inc.	48	—
* CytRx Corp.	177	—
* Rochester Medical Corp.	16	—

* Anacor Pharmaceuticals Inc.	25	—
* Omeros Corp.	32	—
National Research Corp.	4	—
* Orexigen Therapeutics Inc.	48	—
* StemCells Inc.	202	—
* Somaxon Pharmaceuticals Inc.	56	—
* BG Medicine Inc.	17	—
* DynaVox Inc. Class A	16	—
* MELA Sciences Inc.	40	—
* Alexza Pharmaceuticals Inc.	72	—
* Cytokinetics Inc.	76	—
* PDI Inc.	16	—
* Inovio Pharmaceuticals Inc.	139	—
* Neuralstem Inc.	77	—
* Cumberland Pharmaceuticals Inc.	20	—
* Alimera Sciences Inc.	12	—
* Lannett Co. Inc.	18	—
* Cornerstone Therapeutics Inc.	12	—
* Transcept Pharmaceuticals Inc.	8	—
* Neostem Inc.	51	—
* Acura Pharmaceuticals Inc.	16	—
* Sucampo Pharmaceuticals Inc. Class A	17	—
* Caraco Pharmaceutical Laboratories Ltd.	14	—
* Nanosphere Inc.	28	—
* PURE Bioscience Inc.	59	—
* Anthera Pharmaceuticals Inc.	8	—
* Zogenix Inc.	15	—
* Biodel Inc.	31	—
* Aoxing Pharmaceutical Co. Inc.	40	—
* AspenBio Pharma Inc.	60	—
* NeurogesX Inc.	17	—
* NuPathe Inc.	5	—
* Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		5,149
Industrials (11.7%)
General Electric Co.	30,972	608
United Technologies Corp.	2,707	238
3M Co.	2,059	194
Caterpillar Inc.	1,814	192
Boeing Co.	2,192	171
Union Pacific Corp.	1,461	153
United Parcel Service Inc. Class B	2,062	152
Honeywell International Inc.	2,213	132
Emerson Electric Co.	2,175	119
Deere & Co.	1,226	106
FedEx Corp.	905	85
CSX Corp.	1,063	84
Danaher Corp.	1,538	84
Norfolk Southern Corp.	1,070	78
General Dynamics Corp.	1,000	74
Illinois Tool Works Inc.	1,274	73
Tyco International Ltd.	1,381	68
Lockheed Martin Corp.	835	65
Precision Castparts Corp.	410	64
Cummins Inc.	581	61
Northrop Grumman Corp.	873	57
Waste Management Inc.	1,401	54

PACCAR Inc.	1,058	53
Raytheon Co.	1,043	53
Eaton Corp.	971	50
Ingersoll-Rand plc	934	47
Parker Hannifin Corp.	467	42
CH Robinson Worldwide Inc.	481	39
Dover Corp.	541	36
Stanley Black & Decker Inc.	465	34
Rockwell Automation Inc.	413	34
Expeditors International of Washington Inc.	616	33
Goodrich Corp.	362	32
ITT Corp.	532	31
Cooper Industries plc	486	31
Republic Services Inc. Class A	938	30
Rockwell Collins Inc.	456	28
Southwest Airlines Co.	2,277	27
Joy Global Inc.	297	27
WW Grainger Inc.	170	26
L-3 Communications Holdings Inc.	311	25
Fastenal Co.	762	25
* Delta Air Lines Inc.	2,423	24
* United Continental Holdings Inc.	963	23
Roper Industries Inc.	272	23
* Stericycle Inc.	243	22
AMETEK Inc.	457	20
Bucyrus International Inc. Class A	216	20
Flowserve Corp.	163	20
Massey Energy Co.	295	19
Pall Corp.	335	19
* Kansas City Southern	318	19
Textron Inc.	786	18
Iron Mountain Inc.	523	18
* Jacobs Engineering Group Inc.	357	16
KBR Inc.	437	16
Manpower Inc.	238	15
Masco Corp.	1,019	15
Pitney Bowes Inc.	600	14
* AGCO Corp.	269	14
Equifax Inc.	367	14
* Navistar International Corp.	206	14
Donaldson Co. Inc.	227	14
Avery Dennison Corp.	319	14
RR Donnelley & Sons Co.	607	13
Timken Co.	249	13
Cintas Corp.	391	13
* Owens Corning	336	13
* WABCO Holdings Inc.	185	13
Gardner Denver Inc.	150	13
* IHS Inc. Class A	141	12
Robert Half International Inc.	434	12
SPX Corp.	144	12
* Quanta Services Inc.	597	12
Pentair Inc.	290	12
* TransDigm Group Inc.	143	12
Dun & Bradstreet Corp.	146	12
Hubbell Inc. Class B	173	11
JB Hunt Transport Services Inc.	248	11
Chicago Bridge & Iron Co.	297	11

IDEX Corp.	239	11
Waste Connections Inc.	343	11
* URS Corp.	244	11
* BE Aerospace Inc.	283	11
Snap-On Inc.	171	10
Nordson Corp.	198	10
Kennametal Inc.	240	10
* Verisk Analytics Inc. Class A	281	10
* Babcock & Wilcox Co.	340	10
* Terex Corp.	321	10
Wabtec Corp.	140	9
Lincoln Electric Holdings Inc.	125	9
* Hertz Global Holdings Inc.	571	9
* Kirby Corp.	160	9
Graco Inc.	175	9
MSC Industrial Direct Co. Class A	127	9
Carlisle Cos. Inc.	180	9
* Aecom Technology Corp.	299	9
* Thomas & Betts Corp.	156	9
Ryder System Inc.	153	8
* Copart Inc.	174	8
Trinity Industries Inc.	233	8
Towers Watson & Co. Class A	126	8
Harsco Corp.	237	8
Regal-Beloit Corp.	114	8
Acuity Brands Inc.	129	8
* Corrections Corp. of America	335	8
* Shaw Group Inc.	209	8
* Nielsen Holdings NV	239	8
* GrafTech International Ltd.	355	8
* Oshkosh Corp.	265	7
Crane Co.	146	7
* Dollar Thrifty Automotive Group Inc.	86	7
Landstar System Inc.	149	7
Alliant Techsystems Inc.	98	7
Manitowoc Co. Inc.	387	7
* Alaska Air Group Inc.	103	7
* WESCO International Inc.	125	7
* Clean Harbors Inc.	68	7
* Spirit Aerosystems Holdings Inc. Class A	312	7
* Genesee & Wyoming Inc. Class A	115	7
* Esterline Technologies Corp.	88	7
UTi Worldwide Inc.	299	7
Lennox International Inc.	139	6
* General Cable Corp.	154	6
CLARCOR Inc.	150	6
Woodward Inc.	181	6
Valmont Industries Inc.	63	6
Con-way Inc.	159	6
* AMR Corp.	980	6
Covanta Holding Corp.	353	6
Alexander & Baldwin Inc.	122	6
* EMCOR Group Inc.	196	6
Toro Co.	93	6
HEICO Corp.	108	6
* Hexcel Corp.	286	6
Copa Holdings SA Class A	91	6
* Moog Inc. Class A	134	6

Watsco Inc.	82	6
GATX Corp.	137	5
* Huntington Ingalls Industries Inc.	146	5
* Avis Budget Group Inc.	303	5
United Stationers Inc.	72	5
* Teledyne Technologies Inc.	108	5
* EnerSys	144	5
Robbins & Myers Inc.	115	5
Actuant Corp. Class A	201	5
Brady Corp. Class A	145	5
Belden Inc.	138	5
* Atlas Air Worldwide Holdings Inc.	78	5
* United Rentals Inc.	180	5
* Acacia Research - Acacia Technologies	121	5
Triumph Group Inc.	50	5
Curtiss-Wright Corp.	136	5
* Old Dominion Freight Line Inc.	124	5
* FTI Consulting Inc.	120	5
* Meritor Inc.	277	5
AO Smith Corp.	108	4
Applied Industrial Technologies Inc.	125	4
* Geo Group Inc.	181	4
* Tetra Tech Inc.	182	4
* JetBlue Airways Corp.	719	4
* US Airways Group Inc.	476	4
* Middleby Corp.	50	4
Corporate Executive Board Co.	102	4
* Polypore International Inc.	65	4
Brink's Co.	142	4
Herman Miller Inc.	168	4
* II-VI Inc.	74	4
* HUB Group Inc. Class A	110	4
* Chart Industries Inc.	86	4
Mueller Industries Inc.	111	4
Deluxe Corp.	152	4
* CoStar Group Inc.	61	4
Rollins Inc.	190	4
Kaydon Corp.	100	4
NorthWestern Corp.	108	4
Barnes Group Inc.	145	4
ABM Industries Inc.	153	4
* Ceradyne Inc.	75	3
Titan International Inc.	122	3
HNI Corp.	134	3
Healthcare Services Group Inc.	195	3
* MasTec Inc.	157	3
Simpson Manufacturing Co. Inc.	117	3
* Orbital Sciences Corp.	171	3
* CNH Global NV	76	3
Werner Enterprises Inc.	128	3
Franklin Electric Co. Inc.	69	3
Briggs & Stratton Corp.	147	3
AAR Corp.	116	3
Watts Water Technologies Inc. Class A	87	3
Forward Air Corp.	86	3
* Insituform Technologies Inc. Class A	116	3
Knight Transportation Inc.	175	3
* Beacon Roofing Supply Inc.	136	3

Mine Safety Appliances Co.	79	3
ESCO Technologies Inc.	79	3
* Korn/Ferry International	137	3
* Mobile Mini Inc.	130	3
Interface Inc. Class A	150	3
* USG Corp.	201	3
Kaman Corp.	79	3
Armstrong World Industries Inc.	59	3
Granite Construction Inc.	103	3
Raven Industries Inc.	49	3
* EnPro Industries Inc.	60	3
Knoll Inc.	139	3
* SYKES Enterprises Inc.	123	3
* RBC Bearings Inc.	65	3
Skywest Inc.	166	3
Heartland Express Inc.	150	3
Lindsay Corp.	37	3
Steelcase Inc. Class A	225	2
American Science & Engineering Inc.	28	2
* Advisory Board Co.	46	2
* Blount International Inc.	142	2
Cubic Corp.	46	2
* Amerco Inc.	26	2
Seaboard Corp.	1	2
Unifirst Corp.	43	2
Quanex Building Products Corp.	115	2
CIRCOR International Inc.	51	2
Albany International Corp.	81	2
* Astec Industries Inc.	59	2
Tennant Co.	57	2
Allegiant Travel Co. Class A	48	2
* GeoEye Inc.	66	2
* 3D Systems Corp.	108	2
* Altra Holdings Inc.	80	2
Insperity Inc.	65	2
McGrath Rentcorp	72	2
* Huron Consulting Group Inc.	66	2
Arkansas Best Corp.	81	2
* Sauer-Danfoss Inc.	37	2
* Wabash National Corp.	201	2
* RSC Holdings Inc.	145	2
Resources Connection Inc.	137	2
* TrueBlue Inc.	131	2
* Rush Enterprises Inc. Class A	95	2
Ameron International Corp.	28	2
Aircastle Ltd.	150	2
* Interline Brands Inc.	101	2
Mueller Water Products Inc. Class A	454	2
* Exponent Inc.	42	2
Sun Hydraulics Corp.	37	2
* Dycom Industries Inc.	104	2
G&K Services Inc. Class A	56	2
* DigitalGlobe Inc.	70	2
* Layne Christensen Co.	58	2
* KAR Auction Services Inc.	82	2
Universal Forest Products Inc.	58	2
TAL International Group Inc.	50	2
* Greenbrier Cos. Inc.	64	2

NACCO Industries Inc. Class A	17	2
John Bean Technologies Corp.	84	2
Badger Meter Inc.	44	2
AZZ Inc.	37	2
Gorman-Rupp Co.	37	2
* Colfax Corp.	72	2
* American Superconductor Corp.	151	2
Tutor Perini Corp.	78	2
* SFN Group Inc.	152	2
National Presto Industries Inc.	15	2
* Consolidated Graphics Inc.	28	2
* Navigant Consulting Inc.	150	2
* Aerovironment Inc.	50	2
Ennis Inc.	78	2
* A123 Systems Inc.	232	1
Tredegar Corp.	73	1
* Trex Co. Inc.	46	1
* Griffon Corp.	132	1
* Kelly Services Inc. Class A	79	1
Encore Wire Corp.	56	1
Viad Corp.	60	1
* Capstone Turbine Corp.	770	1
* ACCO Brands Corp.	161	1
* MYR Group Inc.	59	1
* On Assignment Inc.	119	1
EnergySolutions Inc.	260	1
AAON Inc.	39	1
* ICF International Inc.	51	1
* Team Inc.	57	1
* Kadant Inc.	43	1
* Gibraltar Industries Inc.	96	1
Standex International Corp.	37	1
* Kforce Inc.	91	1
* RailAmerica Inc.	77	1
* Columbus McKinnon Corp.	62	1
* GenCorp Inc.	192	1
Federal Signal Corp.	182	1
* H&E Equipment Services Inc.	82	1
* Air Transport Services Group Inc.	159	1
* Generac Holdings Inc.	64	1
Comfort Systems USA Inc.	113	1
* Cenveo Inc.	179	1
Cascade Corp.	28	1
* Commercial Vehicle Group Inc.	73	1
* American Reprographics Co.	120	1
* PMFG Inc.	56	1
Apogee Enterprises Inc.	83	1
* CRA International Inc.	39	1
Heidrick & Struggles International Inc.	52	1
LB Foster Co. Class A	30	1
* Titan Machinery Inc.	40	1
Vicor Corp.	64	1
Marten Transport Ltd.	47	1
* FreightCar America Inc.	38	1
Great Lakes Dredge & Dock Corp.	173	1
US Ecology Inc.	59	1
Textainer Group Holdings Ltd.	32	1
* Powell Industries Inc.	30	1

Houston Wire & Cable Co.	64	1
Dynamic Materials Corp.	45	1
* Force Protection Inc.	208	1
* Taser International Inc.	222	1
* CBIZ Inc.	131	1
* Trimas Corp.	49	1
* Furmanite Corp.	126	1
* Celadon Group Inc.	68	1
* Dolan Co.	89	1
* Orion Marine Group Inc.	87	1
* Saia Inc.	58	1
* EnerNOC Inc.	50	1
Twin Disc Inc.	27	1
* Hawaiian Holdings Inc.	157	1
Graham Corp.	38	1
* Standard Parking Corp.	52	1
* School Specialty Inc.	55	1
* CAI International Inc.	36	1
* Metalico Inc.	137	1
Primoris Services Corp.	64	1
Kimball International Inc. Class B	118	1
* Kratos Defense & Security Solutions Inc.	65	1
* M&F Worldwide Corp.	37	1
* Satcon Technology Corp.	293	1
Ducommun Inc.	39	1
Ampco-Pittsburgh Corp.	32	1
* Michael Baker Corp.	29	1
* Astronics Corp.	28	1
* NCI Building Systems Inc.	69	1
* Republic Airways Holdings Inc.	153	1
Multi-Color Corp.	33	1
* Mistras Group Inc.	42	1
* Northwest Pipe Co.	27	1
* Pacer International Inc.	134	1
Aceto Corp.	98	1
* LaBarge Inc.	36	1
Insteel Industries Inc.	50	1
* American Railcar Industries Inc.	28	1
CDI Corp.	47	1
* Sterling Construction Co. Inc.	47	1
* Eagle Bulk Shipping Inc.	216	1
* DXP Enterprises Inc.	24	1
* Genco Shipping & Trading Ltd.	77	1
* Innerworkings Inc.	69	1
Schawk Inc. Class A	33	1
* Flow International Corp.	136	1
SeaCube Container Leasing Ltd.	21	—
* Advanced Battery Technologies Inc.	237	—
* LMI Aerospace Inc.	16	—
* Lydall Inc.	28	—
* GP Strategies Corp.	24	—
American Woodmark Corp.	16	—
* FuelCell Energy Inc.	166	—
* Tecumseh Products Co. Class A	30	—
Alamo Group Inc.	12	—
* APAC Customer Services Inc.	52	—
* Ener1 Inc.	233	—
Preformed Line Products Co.	4	—

Met-Pro Corp.	24	—
Miller Industries Inc.	16	—
* Hudson Highland Group Inc.	52	—
* Broadwind Energy Inc.	151	—
* Higher One Holdings Inc.	17	—
* Park-Ohio Holdings Corp.	12	—
* Casella Waste Systems Inc. Class A	40	—
* Pike Electric Corp.	28	—
* Xerium Technologies Inc.	12	—
Douglas Dynamics Inc.	16	—
LSI Industries Inc.	32	—
* Roadrunner Transportation Systems Inc.	16	—
* Keyw Holding Corp.	21	—
* Fuel Tech Inc.	28	—
* Ameresco Inc. Class A	16	—
* PowerSecure International Inc.	28	—
* Excel Maritime Carriers Ltd. Class A	64	—
VSE Corp.	8	—
* Patriot Transportation Holding Inc.	9	—
* Quality Distribution Inc.	16	—
* Energy Recovery Inc.	68	—
* Ultrapetrol Bahamas Ltd.	36	—
* Hill International Inc.	40	—
Barrett Business Services Inc.	12	—
* Franklin Covey Co.	20	—
International Shipholding Corp.	8	—
Courier Corp.	16	—
Baltic Trading Ltd.	28	—
* Builders FirstSource Inc.	73	—
* Coleman Cable Inc.	12	—
* UQM Technologies Inc.	60	—
* Pinnacle Airlines Corp.	32	—
Lawson Products Inc.	8	—
* USA Truck Inc.	12	—
* Universal Truckload Services Inc.	8	—
* Argan Inc.	12	—
* United Capital Corp.	4	—
Standard Register Co.	28	—
* PAM Transportation Services Inc.	8	—
* PGT Inc.	32	—
* Applied Energetics Inc.	127	—
* BlueLinx Holdings Inc.	16	—
* Hoku Corp.	28	—
Horizon Lines Inc. Class A	48	—
* Omega Flex Inc.	4	—
Compx International Inc.	1	—
		5,141
Information Technology (17.8%)
* Apple Inc.	2,640	918
International Business Machines Corp.	3,513	593
Microsoft Corp.	22,220	556
Oracle Corp.	11,051	378
* Google Inc. Class A	705	373
Intel Corp.	16,141	363
Qualcomm Inc.	4,759	279
Cisco Systems Inc.	16,568	278
Hewlett-Packard Co.	6,355	238

* EMC Corp.	5,937	169
Texas Instruments Inc.	3,529	125
Visa Inc. Class A	1,347	109
* eBay Inc.	3,319	103
Accenture plc Class A	1,764	101
Corning Inc.	4,501	91
Mastercard Inc. Class A	281	81
Automatic Data Processing Inc.	1,454	80
* Dell Inc.	4,918	79
* Cognizant Technology Solutions Corp. Class A	866	66
* Yahoo! Inc.	3,768	62
* NetApp Inc.	1,064	58
Broadcom Corp. Class A	1,558	56
* Juniper Networks Inc.	1,525	56
Applied Materials Inc.	3,896	54
* Adobe Systems Inc.	1,527	53
* Salesforce.com Inc.	332	51
* Citrix Systems Inc.	538	47
* Motorola Solutions Inc.	963	46
Altera Corp.	929	45
* Intuit Inc.	813	44
* Symantec Corp.	2,191	43
Xerox Corp.	4,000	41
Western Union Co.	1,837	38
Analog Devices Inc.	864	36
* NVIDIA Corp.	1,659	33
* SanDisk Corp.	667	32
Paychex Inc.	934	30
* BMC Software Inc.	524	29
* Autodesk Inc.	662	28
Amphenol Corp. Class A	503	27
* Teradata Corp.	481	27
* Fiserv Inc.	415	27
Xilinx Inc.	746	27
* F5 Networks Inc.	232	26
CA Inc.	1,124	26
* Micron Technology Inc.	2,471	25
Fidelity National Information Services Inc.	760	24
* Marvell Technology Group Ltd.	1,489	24
* Western Digital Corp.	658	24
Maxim Integrated Products Inc.	872	24
* Red Hat Inc.	542	24
* Electronic Arts Inc.	944	23
Linear Technology Corp.	645	22
KLA-Tencor Corp.	491	21
* Motorola Mobility Holdings Inc.	839	21
Seagate Technology plc	1,247	21
Microchip Technology Inc.	528	21
* VMware Inc. Class A	213	21
* First Solar Inc.	161	20
* Atmel Corp.	1,320	20
* Rovi Corp.	326	19
Harris Corp.	372	18
* Informatica Corp.	307	18
National Semiconductor Corp.	726	18
* Akamai Technologies Inc.	522	18
Computer Sciences Corp.	444	18
VeriSign Inc.	492	17

* Lam Research Corp.	363	17
* Amdocs Ltd.	551	17
Activision Blizzard Inc.	1,387	17
FLIR Systems Inc.	444	16
* Avnet Inc.	433	16
* Trimble Navigation Ltd.	347	15
* ANSYS Inc.	262	15
* Arrow Electronics Inc.	333	15
* Advanced Micro Devices Inc.	1,709	15
* Riverbed Technology Inc.	389	15
Factset Research Systems Inc.	133	15
* Nuance Communications Inc.	669	15
* Alliance Data Systems Corp.	155	15
* SAIC Inc.	826	15
* ON Semiconductor Corp.	1,265	14
* Polycom Inc.	246	14
* Skyworks Solutions Inc.	538	14
* Varian Semiconductor Equipment Associates Inc.	220	14
* TIBCO Software Inc.	481	14
* Cree Inc.	307	13
* Equinix Inc.	132	13
* LSI Corp.	1,781	13
* JDS Uniphase Corp.	633	13
* Rackspace Hosting Inc.	280	12
Global Payments Inc.	236	12
Solera Holdings Inc.	206	12
* Synopsys Inc.	441	12
* MICROS Systems Inc.	233	12
* VeriFone Systems Inc.	247	12
* Cypress Semiconductor Corp.	502	12
Jabil Circuit Inc.	530	11
Molex Inc.	393	11
Avago Technologies Ltd.	312	11
* Acme Packet Inc.	138	10
* Novellus Systems Inc.	266	10
* NCR Corp.	473	9
* Brocade Communications Systems Inc.	1,374	9
Total System Services Inc.	485	9
* Ariba Inc.	265	9
* Ingram Micro Inc.	462	9
Broadridge Financial Solutions Inc.	374	9
* Cadence Design Systems Inc.	797	9
* Teradyne Inc.	531	9
* Gartner Inc.	216	8
* WebMD Health Corp.	174	8
* Parametric Technology Corp.	342	8
Jack Henry & Associates Inc.	252	8
ADTRAN Inc.	183	8
* IAC/InterActiveCorp	211	8
National Instruments Corp.	258	8
* Ciena Corp.	273	7
* Dolby Laboratories Inc. Class A	154	7
* Vishay Intertechnology Inc.	449	7
* Netlogic Microsystems Inc.	185	7
* MEMC Electronic Materials Inc.	669	7
* Zebra Technologies Corp.	157	7
* Veeco Instruments Inc.	120	7
* SuccessFactors Inc.	197	7

* Lexmark International Inc. Class A	231	7
Lender Processing Services Inc.	256	7
* Compuware Corp.	662	7
* Fairchild Semiconductor International Inc. Class A	370	7
* Tech Data Corp.	138	7
* AOL Inc.	314	6
* Aruba Networks Inc.	227	6
Diebold Inc.	195	6
* VistaPrint NV	130	6
* CoreLogic Inc.	345	6
* Finisar Corp.	260	6
* Wright Express Corp.	115	6
* Itron Inc.	120	6
* SunPower Corp. Class A	288	6
* Fortinet Inc.	125	6
* International Rectifier Corp.	208	6
* TriQuint Semiconductor Inc.	461	6
* NeuStar Inc. Class A	221	6
* Concur Technologies Inc.	118	6
* Silicon Laboratories Inc.	137	6
* Cavium Networks Inc.	132	6
* IPG Photonics Corp.	78	6
* Omnivision Technologies Inc.	165	6
* Monster Worldwide Inc.	372	6
* GSI Commerce Inc.	196	6
* CACI International Inc. Class A	89	6
Anixter International Inc.	83	6
InterDigital Inc.	130	6
* Microsemi Corp.	245	5
* CommVault Systems Inc.	129	5
* PMC - Sierra Inc.	675	5
DST Systems Inc.	105	5
Plantronics Inc.	144	5
Intersil Corp. Class A	365	5
* Semtech Corp.	183	5
* Hittite Microwave Corp.	81	5
* Progress Software Corp.	189	5
* QLogic Corp.	311	5
* RF Micro Devices Inc.	791	5
* Universal Display Corp.	104	5
Tellabs Inc.	1,028	5
* Lawson Software Inc.	409	5
* Sapient Corp.	304	4
* FEI Co.	113	4
* Taleo Corp. Class A	117	4
* SAVVIS Inc.	111	4
MAXIMUS Inc.	52	4
* Netgear Inc.	104	4
* Blackboard Inc.	101	4
* Viasat Inc.	98	4
* ValueClick Inc.	239	4
* JDA Software Group Inc.	130	4
* Cymer Inc.	89	4
* Mentor Graphics Corp.	316	4
* Ultimate Software Group Inc.	75	4
* Arris Group Inc.	374	4
* Coherent Inc.	74	4
Cognex Corp.	117	4

* Plexus Corp.	110	4
* Rambus Inc.	281	4
* OpenTable Inc.	46	4
* Quest Software Inc.	178	4
* SRA International Inc. Class A	127	4
* TTM Technologies Inc.	237	4
Littelfuse Inc.	65	4
MKS Instruments Inc.	148	4
* j2 Global Communications Inc.	133	4
* Digital River Inc.	117	4
* Integrated Device Technology Inc.	452	4
* Convergys Corp.	293	4
Blackbaud Inc.	132	4
* EchoStar Corp. Class A	110	4
Fair Isaac Corp.	124	4
* Cabot Microelectronics Corp.	71	4
* Entegris Inc.	387	4
* TiVo Inc.	340	4
* MicroStrategy Inc. Class A	24	4
* Unisys Corp.	125	4
* Take-Two Interactive Software Inc.	209	3
* Cirrus Logic Inc.	204	3
* ACI Worldwide Inc.	101	3
* Benchmark Electronics Inc.	187	3
* Genpact Ltd.	195	3
* Rofin-Sinar Technologies Inc.	84	3
* Aspen Technology Inc.	183	3
Mantech International Corp. Class A	66	3
* Diodes Inc.	101	3
* Websense Inc.	118	3
* Scansource Inc.	80	3
* Synaptics Inc.	101	3
* Blue Coat Systems Inc.	123	3
* DealerTrack Holdings Inc.	120	3
* Acxiom Corp.	202	3
* SolarWinds Inc.	112	3
Power Integrations Inc.	73	3
VirnetX Holding Corp.	102	3
* Advent Software Inc.	94	3
* DG FastChannel Inc.	74	3
* Electronics for Imaging Inc.	143	3
* Harmonic Inc.	331	3
* Tessera Technologies Inc.	149	3
* Manhattan Associates Inc.	70	3
* Kulicke & Soffa Industries Inc.	207	3
* L-1 Identity Solutions Inc.	226	3
Earthlink Inc.	318	3
* Euronet Worldwide Inc.	145	3
* Sanmina-SCI Corp.	234	3
* Bottomline Technologies Inc.	95	2
* Insight Enterprises Inc.	143	2
* DTS Inc.	52	2
* Emulex Corp.	256	2
* Ancestry.com Inc.	57	2
Comtech Telecommunications Corp.	84	2
* Ultratech Inc.	72	2
AVX Corp.	145	2
* Synchronoss Technologies Inc.	71	2

* Lattice Semiconductor Corp.	341	2
* Radiant Systems Inc.	105	2
* FARO Technologies Inc.	49	2
* Applied Micro Circuits Corp.	207	2
* STEC Inc.	121	2
* Brooks Automation Inc.	191	2
* Sourcefire Inc.	81	2
* Ceva Inc.	63	2
* SYNNEX Corp.	66	2
* Tyler Technologies Inc.	85	2
* Rogers Corp.	46	2
NIC Inc.	165	2
Syntel Inc.	40	2
* RightNow Technologies Inc.	65	2
* Sonus Networks Inc.	663	2
* Netscout Systems Inc.	92	2
* Loral Space & Communications Inc.	32	2
* Checkpoint Systems Inc.	117	2
* Kenexa Corp.	67	2
Heartland Payment Systems Inc.	111	2
* Quantum Corp.	674	2
* Constant Contact Inc.	85	2
* CSG Systems International Inc.	107	2
* Stratasys Inc.	58	2
* NetSuite Inc.	54	2
* GT Solar International Inc.	156	2
* Newport Corp.	109	2
* Amkor Technology Inc.	310	2
* OSI Systems Inc.	49	2
* LogMeIn Inc.	45	2
* comScore Inc.	67	2
* Brightpoint Inc.	208	2
* Infinera Corp.	261	2
* Powerwave Technologies Inc.	488	2
MTS Systems Corp.	45	2
* Tekelec	202	2
Pegasystems Inc.	49	2
Park Electrochemical Corp.	60	2
* ATMI Inc.	94	2
* Volterra Semiconductor Corp.	73	2
* Power-One Inc.	214	2
* Cardtronics Inc.	80	2
* Standard Microsystems Corp.	66	2
Micrel Inc.	150	2
* Ebix Inc.	88	2
* Intermec Inc.	144	2
Black Box Corp.	52	2
* Silicon Image Inc.	225	2
* Entropic Communications Inc.	191	2
Forrester Research Inc.	44	2
* Monolithic Power Systems Inc.	96	2
* Silicon Graphics International Corp.	91	2
* Measurement Specialties Inc.	43	2
* Photronics Inc.	162	2
* TeleTech Holdings Inc.	88	2
United Online Inc.	257	2
* LivePerson Inc.	131	2
Opnet Technologies Inc.	39	2

* Ixia	97	2
* Avid Technology Inc.	87	2
* ShoreTel Inc.	138	2
* Electro Scientific Industries Inc.	82	1
* Hypercom Corp.	136	1
* FleetCor Technologies Inc.	43	1
* SMART Modular Technologies WWH Inc.	157	1
* FormFactor Inc.	146	1
EPIQ Systems Inc.	96	1
* QLIK Technologies Inc.	43	1
* Interactive Intelligence Inc.	39	1
* Advanced Energy Industries Inc.	94	1
* Mercury Computer Systems Inc.	73	1
* Oclaro Inc.	145	1
* LTX-Credence Corp.	144	1
* Vocus Inc.	50	1
* Magma Design Automation Inc.	195	1
* RealPage Inc.	45	1
Methode Electronics Inc.	110	1
iGate Corp.	71	1
* Maxwell Technologies Inc.	79	1
* TNS Inc.	78	1
* Ciber Inc.	210	1
* EMS Technologies Inc.	49	1
* Internap Network Services Corp.	152	1
* Zoran Corp.	151	1
* Super Micro Computer Inc.	74	1
* Rubicon Technology Inc.	54	1
* MIPS Technologies Inc. Class A	152	1
* Travelzoo Inc.	16	1
* Sycamore Networks Inc.	49	1
* ExlService Holdings Inc.	50	1
* RealD Inc.	43	1
* Rudolph Technologies Inc.	100	1
* Kopin Corp.	225	1
* Accelrys Inc.	162	1
* IXYS Corp.	84	1
* S1 Corp.	158	1
* Seachange International Inc.	102	1
* Infospace Inc.	117	1
Daktronics Inc.	101	1
* Oplink Communications Inc.	58	1
* Mindspeed Technologies Inc.	120	1
* KIT Digital Inc.	85	1
* NVE Corp.	17	1
Cass Information Systems Inc.	26	1
CTS Corp.	101	1
* Echelon Corp.	108	1
* Digi International Inc.	87	1
* RealNetworks Inc.	264	1
* LoopNet Inc.	53	1
Cohu Inc.	74	1
* Knot Inc.	95	1
* Spansion Inc. Class A	48	1
* PROS Holdings Inc.	57	1
* Move Inc.	482	1
* BroadSoft Inc.	24	1
* SS&C Technologies Holdings Inc.	48	1

Electro Rent Corp.	61	1
* VASCO Data Security International Inc.	78	1
* Actuate Corp.	171	1
* Monotype Imaging Holdings Inc.	65	1
* Globecomm Systems Inc.	63	1
* Extreme Networks	277	1
* Intevac Inc.	77	1
* Symmetricom Inc.	159	1
* Limelight Networks Inc.	156	1
* MoneyGram International Inc.	241	1
* Liquidity Services Inc.	42	1
* Imation Corp.	90	1
* Perficient Inc.	78	1
* Nanometrics Inc.	55	1
* Exar Corp.	136	1
* Vishay Precision Group Inc.	47	1
* Zygo Corp.	60	1
* Xyratex Ltd.	89	1
* Dice Holdings Inc.	57	1
* Anaren Inc.	49	1
* Sigma Designs Inc.	93	1
* Integrated Silicon Solution Inc.	90	1
* Supertex Inc.	38	1
* Pericom Semiconductor Corp.	90	1
* UTStarcom Inc.	418	1
* Aviat Networks Inc.	176	1
* THQ Inc.	199	1
* Integral Systems Inc.	68	1
* Virtusa Corp.	40	1
* Fabrinet	34	1
* Saba Software Inc.	81	1
* AXT Inc.	97	1
Keynote Systems Inc.	37	1
* Cray Inc.	121	1
* Ultra Clean Holdings	76	1
* Zix Corp.	200	1
* support.com Inc.	158	1
Bel Fuse Inc. Class B	38	1
* Spectrum Control Inc.	37	1
* Lionbridge Technologies Inc.	226	1
* Wave Systems Corp. Class A	266	1
Pulse Electronics Corp.	148	1
ModusLink Global Solutions Inc.	152	1
* Multi-Fineline Electronix Inc.	34	1
* Calix Inc.	33	1
* Gerber Scientific Inc.	73	1
* TeleCommunication Systems Inc. Class A	141	1
* IntraLinks Holdings Inc.	34	1
* Immersion Corp.	82	1
* DemandTec Inc.	69	1
* KVH Industries Inc.	57	1
* Novatel Wireless Inc.	121	1
* Anadigics Inc.	193	1
* Axcelis Technologies Inc.	347	1
* Radisys Corp.	70	1
* QuinStreet Inc.	38	1
* Computer Task Group Inc.	43	1
* MoSys Inc.	92	1

* Booz Allen Hamilton Holding Corp.	29	1
* Smith Micro Software Inc.	90	—
* Advanced Analogic Technologies Inc.	70	—
* Digimarc Corp.	12	—
* Demand Media Inc.	23	—
* Openwave Systems Inc.	136	—
Richardson Electronics Ltd.	24	—
* Inphi Corp.	15	—
* DSP Group Inc.	36	—
* FSI International Inc.	64	—
American Software Inc. Class A	36	—
* NCI Inc. Class A	12	—
* X-Rite Inc.	56	—
* Global Cash Access Holdings Inc.	83	—
Marchex Inc. Class B	32	—
* NeoPhotonics Corp.	26	—
* Hackett Group Inc.	48	—
* Deltek Inc.	32	—
* Echo Global Logistics Inc.	16	—
Rimage Corp.	16	—
Renaissance Learning Inc.	20	—
* PDF Solutions Inc.	36	—
* Rosetta Stone Inc.	16	—
* GSI Technology Inc.	32	—
* PC-Tel Inc.	32	—
* FalconStor Software Inc.	48	—
* PLX Technology Inc.	60	—
* ePlus Inc.	8	—
* Opnext Inc.	72	—
Stamps.com Inc.	16	—
* TeleNav Inc.	12	—
* SRS Labs Inc.	20	—
* Microvision Inc.	156	—
* Envestnet Inc.	13	—
* Agilysys Inc.	28	—
* TechTarget Inc.	23	—
DDi Corp.	20	—
* Viasystems Group Inc.	8	—
QAD Inc. Class A	16	—
* BigBand Networks Inc.	80	—
* Guidance Software Inc.	20	—
* Mediamind Technologies Inc.	9	—
* Online Resources Corp.	44	—
* Meru Networks Inc.	8	—
* Comverge Inc.	40	—
* PC Connection Inc.	16	—
* Mattson Technology Inc.	80	—
* SPS Commerce Inc.	8	—
* Network Equipment Technologies Inc.	48	—
* CDC Corp. Class A	48	—
* Local.com Corp.	31	—
* Trident Microsystems Inc.	116	—
* Energy Conversion Devices Inc.	81	—
* Alpha & Omega Semiconductor Ltd.	8	—
* Tier Technologies Inc. Class B	23	—
* MaxLinear Inc.	12	—
* Hutchinson Technology Inc.	38	—
Tessco Technologies Inc.	8	—

* Convio Inc.	8	—
* Ikanos Communications Inc.	57	—
* Motricity Inc.	9	—
* Presstek Inc.	44	—
* Network Engines Inc.	60	—
* Evergreen Solar Inc.	54	—
* Stream Global Services Inc.	8	—
		7,872
Materials (4.2%)
Freeport-McMoRan Copper & Gold Inc.	2,715	140
EI du Pont de Nemours & Co.	2,616	139
Dow Chemical Co.	3,335	120
Monsanto Co.	1,574	112
Praxair Inc.	882	93
Newmont Mining Corp.	1,371	78
Air Products & Chemicals Inc.	613	58
Alcoa Inc.	2,961	50
PPG Industries Inc.	482	43
International Paper Co.	1,266	40
Nucor Corp.	914	39
Ecolab Inc.	677	37
Cliffs Natural Resources Inc.	392	36
* Mosaic Co.	458	32
CF Industries Holdings Inc.	205	32
Lubrizol Corp.	185	25
Sigma-Aldrich Corp.	349	25
Celanese Corp. Class A	449	23
Sherwin-Williams Co.	264	23
Walter Energy Inc.	181	23
Eastman Chemical Co.	210	22
Allegheny Technologies Inc.	303	20
Ball Corp.	488	19
United States Steel Corp.	414	19
* Crown Holdings Inc.	463	19
Albemarle Corp.	264	19
FMC Corp.	211	18
Southern Copper Corp.	487	17
MeadWestvaco Corp.	494	17
Airgas Inc.	242	17
Ashland Inc.	227	15
* Owens-Illinois Inc.	470	15
Vulcan Materials Co.	364	15
International Flavors & Fragrances Inc.	230	15
Domtar Corp.	122	12
Sealed Air Corp.	461	12
Martin Marietta Materials Inc.	132	11
Valspar Corp.	292	11
Reliance Steel & Aluminum Co.	218	11
Steel Dynamics Inc.	638	11
Nalco Holding Co.	382	11
Aptargroup Inc.	200	11
Bemis Co. Inc.	321	11
Huntsman Corp.	556	11
Sonoco Products Co.	296	10
* WR Grace & Co.	215	10
Royal Gold Inc.	154	10
RPM International Inc.	382	9

* Solutia Inc.	358	9
Compass Minerals International Inc.	96	9
Packaging Corp. of America	304	9
Rock-Tenn Co. Class A	112	9
Cabot Corp.	194	8
* Allied Nevada Gold Corp.	220	8
Cytec Industries Inc.	145	8
* Rockwood Holdings Inc.	154	8
Scotts Miracle-Gro Co. Class A	132	8
Temple-Inland Inc.	317	8
* Coeur d'Alene Mines Corp.	260	7
* Hecla Mining Co.	819	7
Carpenter Technology Corp.	130	7
Greif Inc. Class A	103	7
Silgan Holdings Inc.	141	6
Olin Corp.	232	6
Sensient Technologies Corp.	146	6
* Thompson Creek Metals Co. Inc.	484	5
Commercial Metals Co.	336	5
* Molycorp Inc.	75	5
AK Steel Holding Corp.	324	5
* Titanium Metals Corp.	252	5
NewMarket Corp.	27	5
* Intrepid Potash Inc.	132	4
PolyOne Corp.	274	4
Globe Specialty Metals Inc.	181	4
Minerals Technologies Inc.	57	4
Schnitzer Steel Industries Inc.	65	4
Eagle Materials Inc.	130	4
Worthington Industries Inc.	167	4
Balchem Corp.	84	4
* OM Group Inc.	92	3
* RTI International Metals Inc.	89	3
* Ferro Corp.	253	3
Westlake Chemical Corp.	58	3
HB Fuller Co.	145	3
* Louisiana-Pacific Corp.	374	3
* Century Aluminum Co.	189	3
Buckeye Technologies Inc.	116	3
Innophos Holdings Inc.	65	3
Schweitzer-Mauduit International Inc.	55	3
* Calgon Carbon Corp.	166	3
* Georgia Gulf Corp.	101	3
* Stillwater Mining Co.	132	3
AMCOL International Corp.	71	3
Texas Industries Inc.	62	3
A Schulman Inc.	100	3
Arch Chemicals Inc.	67	2
* Clearwater Paper Corp.	35	2
* LSB Industries Inc.	51	2
Koppers Holdings Inc.	60	2
* Materion Corp.	60	2
Kaiser Aluminum Corp.	45	2
PH Glatfelter Co.	136	2
* Golden Star Resources Ltd.	760	2
Haynes International Inc.	36	2
* US Gold Corp.	267	2
* KapStone Paper and Packaging Corp.	114	2

* Graphic Packaging Holding Co.	336	2
Deltic Timber Corp.	31	2
Boise Inc.	207	2
* Horsehead Holding Corp.	129	2
Stepan Co.	23	2
* STR Holdings Inc.	94	1
Quaker Chemical Corp.	34	1
* Kraton Performance Polymers Inc.	37	1
* Omnova Solutions Inc.	143	1
* Jaguar Mining Inc.	247	1
* Graham Packaging Co. Inc.	58	1
Hawkins Inc.	30	1
Zep Inc.	65	1
Neenah Paper Inc.	50	1
Myers Industries Inc.	109	1
* AM Castle & Co.	59	1
* General Moly Inc.	203	1
Wausau Paper Corp.	144	1
* Senomyx Inc.	144	1
* Zoltek Cos. Inc.	82	1
Olympic Steel Inc.	27	1
* Spartech Corp.	111	1
* Noranda Aluminum Holding Corp.	53	1
* TPC Group Inc.	21	1
* Universal Stainless & Alloy	20	1
* Headwaters Inc.	192	1
American Vanguard Corp.	32	—
* Metals USA Holdings Corp.	20	—
* Landec Corp.	44	—
* AEP Industries Inc.	8	—
NL Industries Inc.	12	—
* US Energy Corp. Wyoming	44	—
KMG Chemicals Inc.	9	—
* United States Lime & Minerals Inc.	4	—
* Verso Paper Corp.	24	—
		1,859
Telecommunication Services (2.8%)
AT&T Inc.	17,142	541
Verizon Communications Inc.	8,201	303
CenturyLink Inc.	1,703	74
* American Tower Corp. Class A	1,166	65
* Sprint Nextel Corp.	8,544	50
* Crown Castle International Corp.	842	35
Frontier Communications Corp.	2,845	25
* NII Holdings Inc.	481	21
Windstream Corp.	1,474	20
* SBA Communications Corp. Class A	333	13
* MetroPCS Communications Inc.	727	13
* Level 3 Communications Inc.	4,878	11
* tw telecom inc Class A	447	10
Telephone & Data Systems Inc.	249	8
AboveNet Inc.	67	5
* Global Crossing Ltd.	89	3
* Leap Wireless International Inc.	181	3
* United States Cellular Corp.	46	2
* Cogent Communications Group Inc.	132	2
* Clearwire Corp. Class A	444	2

* Cincinnati Bell Inc.	592	2
NTELOS Holdings Corp.	87	2
* Hughes Communications Inc.	28	2
* Neutral Tandem Inc.	98	2
* General Communication Inc. Class A	122	2
* Vonage Holdings Corp.	312	2
* Premiere Global Services Inc.	173	1
* PAETEC Holding Corp.	322	1
Consolidated Communications Holdings Inc.	74	1
IDT Corp. Class B	46	1
Shenandoah Telecommunications Co.	71	1
Alaska Communications Systems Group Inc.	132	1
* Cbeyond Inc.	80	1
Atlantic Tele-Network Inc.	29	1
USA Mobility Inc.	66	1
* Iridium Communications Inc.	118	1
* ICO Global Communications Holdings Ltd.	273	1
* FiberTower Corp.	80	—
* Globalstar Inc.	113	—
		1,229
Utilities (3.4%)
Southern Co.	2,378	95
Dominion Resources Inc.	1,723	82
Exelon Corp.	1,909	80
Duke Energy Corp.	3,796	71
NextEra Energy Inc.	1,199	69
FirstEnergy Corp.	1,203	54
American Electric Power Co. Inc.	1,389	53
PG&E Corp.	1,137	49
Public Service Enterprise Group Inc.	1,467	49
PPL Corp.	1,668	47
Consolidated Edison Inc.	817	43
Progress Energy Inc.	833	40
Sempra Energy	717	40
Edison International	944	37
Entergy Corp.	518	35
Xcel Energy Inc.	1,396	35
DTE Energy Co.	485	25
* AES Corp.	1,931	25
CenterPoint Energy Inc.	1,206	23
Oneok Inc.	306	22
Wisconsin Energy Corp.	672	21
Ameren Corp.	683	20
Constellation Energy Group Inc.	535	20
* NRG Energy Inc.	739	18
Northeast Utilities	503	18
NiSource Inc.	789	16
* Calpine Corp.	1,010	16
American Water Works Co. Inc.	506	15
National Fuel Gas Co.	210	15
OGE Energy Corp.	282	14
NSTAR	308	14
Pinnacle West Capital Corp.	313	14
CMS Energy Corp.	707	14
SCANA Corp.	327	13
Alliant Energy Corp.	320	13
Pepco Holdings Inc.	657	13

MDU Resources Group Inc.	553	13
Energen Corp.	207	13
TECO Energy Inc.	630	12
Integrys Energy Group Inc.	227	12
NV Energy Inc.	692	11
DPL Inc.	351	11
UGI Corp.	322	11
ITC Holdings Corp.	146	11
Westar Energy Inc.	353	10
AGL Resources Inc.	230	9
Aqua America Inc.	404	9
Atmos Energy Corp.	274	9
* GenOn Energy Inc.	2,255	9
Questar Corp.	516	9
Great Plains Energy Inc.	400	8
Nicor Inc.	134	7
Hawaiian Electric Industries Inc.	274	7
Vectren Corp.	239	7
Piedmont Natural Gas Co. Inc.	211	7
Cleco Corp.	180	6
WGL Holdings Inc.	151	6
Portland General Electric Co.	222	6
New Jersey Resources Corp.	123	6
IDACORP Inc.	143	6
Southwest Gas Corp.	134	5
UIL Holdings Corp.	150	5
South Jersey Industries Inc.	88	5
PNM Resources Inc.	255	4
Unisource Energy Corp.	108	4
* El Paso Electric Co.	130	4
Avista Corp.	162	4
Allete Inc.	93	4
Black Hills Corp.	116	4
Northwest Natural Gas Co.	79	4
MGE Energy Inc.	68	3
CH Energy Group Inc.	47	3
Laclede Group Inc.	66	3
Otter Tail Corp.	107	2
California Water Service Group	61	2
Empire District Electric Co.	118	2
American States Water Co.	56	2
* Dynegy Inc. Class A	302	2
Central Vermont Public Service Corp.	44	2
Ormat Technologies Inc.	58	1
Chesapeake Utilities Corp.	29	1
Unitil Corp.	39	1
Middlesex Water Co.	53	1
SJW Corp.	41	1
York Water Co.	37	1
Connecticut Water Service Inc.	25	1
Artesian Resources Corp. Class A	12	—
Consolidated Water Co. Ltd.	24	—
* Cadiz Inc.	20	—
* American DG Energy Inc.	32	—
		1,514
Total Common Stocks (Cost $42,004)		43,951

Temporary Cash Investment (0.3%)[1]
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[2,3] Freddie Mac Discount Notes (Cost $150)	0.075%	8/29/11	150	150
Total Investments (100.0%) (Cost $42,154)				44,101
Other Assets and Liabilities-Net (0.0%)				7
Net Assets (100%)				44,108

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Russell 3000 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2011	2	134	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,951	—	—
Temporary Cash Investments	—	150	—
Futures Contracts—Assets[1]	1	—	—
Total	43,952	150	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the cost of investment securities for tax purposes was $42,154,000. Net unrealized appreciation of investment securities for tax purposes was $1,947,000, consisting of unrealized gains of $2,813,000 on securities that had risen in value since their purchase and $866,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.